UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2006

Item 1. Reports to Stockholders

Spartan® Total Market Index

Spartan Extended Market Index

Spartan International Index

Funds -
Investor Class
Fidelity Advantage Class

Semiannual Report

August 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses

Spartan Total Market Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan Extended Market Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan International Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the Financial Statements

Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period* March 1, 2006 to August 31, 2006
Spartan Total Market Index
Investor Class
Actual	$ 1,000.00	$ 1,020.30	$ .51
Hypothetical A	$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class
Actual	$ 1,000.00	$ 1,020.70	$ .36
Hypothetical A	$ 1,000.00	$ 1,024.85	$ .36
Spartan Extended Market Index
Investor Class
Actual	$ 1,000.00	$ 994.10	$ .50
Hypothetical A	$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class
Actual	$ 1,000.00	$ 994.00	$ .35
Hypothetical A	$ 1,000.00	$ 1,024.85	$ .36
Spartan International Index
Investor Class
Actual	$ 1,000.00	$ 1,084.10	$ .53
Hypothetical A	$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class
Actual	$ 1,000.00	$ 1,083.90	$ .37
Hypothetical A	$ 1,000.00	$ 1,024.85	$ .36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below) ; multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

Semiannual Report

Annualized Expense Ratio
Spartan Total Market Index
Investor Class	.10%
Fidelity Advantage Class	.07%
Spartan Extended Market Index
Investor Class	.10%
Fidelity Advantage Class	.07%
Spartan International Index
Investor Class	.10%
Fidelity Advantage Class	.07%

Semiannual Report

Spartan Total Market Index Fund

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	2.7	2.5
General Electric Co.	2.4	2.3
Citigroup, Inc.	1.6	1.6
Bank of America Corp.	1.6	1.4
Microsoft Corp.	1.6	1.7
Procter & Gamble Co.	1.4	1.3
Pfizer, Inc.	1.4	1.3
Johnson & Johnson	1.3	1.1
Altria Group, Inc.	1.1	1.0
JPMorgan Chase & Co.	1.1	1.0
	16.2
Market Sectors as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.1	21.1
Information Technology	14.7	15.5
Health Care	12.5	12.5
Consumer Discretionary	10.7	11.2
Industrials	10.6	10.6
Energy	9.7	9.0
Consumer Staples	8.3	7.6
Utilities	3.7	3.3
Materials	3.1	3.1
Telecommunication Services	3.1	2.9
Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Spartan Total Market Index Fund

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.2%
Aftermarket Technology Corp. (a)(d)	11,055	$ 223,090
American Axle & Manufacturing Holdings, Inc.	8,765	146,288
ArvinMeritor, Inc.	17,066	253,430
Bandag, Inc.	4,123	156,921
BorgWarner, Inc.	14,964	848,608
Cooper Tire & Rubber Co. (d)	18,050	177,432
Drew Industries, Inc. (a)(d)	7,552	197,183
Dura Automotive Systems, Inc. Class A (a)	3,788	1,515
Fuel Systems Solutions, Inc. (a)	1,500	20,670
GenTek, Inc. (a)(d)	3,519	105,183
Gentex Corp.	66,065	956,621
Goodyear Tire & Rubber Co. (a)(d)	58,788	799,517
Hayes Lemmerz International, Inc. (a)(d)	10,596	18,013
Johnson Controls, Inc.	54,662	3,931,838
Lear Corp. (d)	16,190	329,305
LKQ Corp. (a)	24,934	517,879
Modine Manufacturing Co.	6,000	139,740
Proliance International, Inc. (a)	1,414	6,646
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	15,342	45,566
Sauer-Danfoss, Inc.	7,425	167,434
Spartan Motors, Inc.	3,200	55,040
Standard Motor Products, Inc.	4,236	46,935
Stoneridge, Inc. (a)	3,200	27,104
Strattec Security Corp. (a)	654	26,193
Superior Industries International, Inc. (d)	3,800	64,258
Tenneco, Inc. (a)	17,339	394,462
TRW Automotive Holdings Corp. (a)	14,978	369,357
Visteon Corp. (a)	63,613	545,163
		10,571,391
Automobiles - 0.3%
Coachmen Industries, Inc.	3,261	32,643
Fleetwood Enterprises, Inc. (a)(d)	32,994	231,948
Ford Motor Co.	550,961	4,611,544
General Motors Corp. (d)	119,391	3,483,829
Harley-Davidson, Inc.	74,460	4,356,655
Monaco Coach Corp.	4,738	50,033
National R.V. Holdings, Inc. (a)	300	1,080
Thor Industries, Inc.	11,649	491,355
Winnebago Industries, Inc.	8,659	252,843
		13,511,930
Distributors - 0.1%
All American Semiconductor, Inc. (a)	3,800	12,882
Audiovox Corp. Class A (a)	3,500	51,835
Building Materials Holding Corp. (d)	15,010	392,061
Genuine Parts Co.	43,248	1,787,440
Handleman Co.	8,496	59,217

	Shares	Value (Note 1)
Keystone Automotive Industries, Inc. (a)	2,721	$ 93,575
Source Interlink Companies, Inc. (a)(d)	4,300	47,515
		2,444,525
Diversified Consumer Services - 0.3%
Alderwoods Group, Inc. (a)	16,352	323,606
Apollo Group, Inc. Class A (a)	38,061	1,911,043
Bright Horizons Family Solutions, Inc. (a)	11,227	447,957
Career Education Corp. (a)	25,033	479,382
Corinthian Colleges, Inc. (a)(d)	20,140	244,097
CPI Corp.	2,000	78,860
DeVry, Inc. (a)(d)	14,744	329,528
Educate, Inc. (a)(d)	4,692	31,296
Escala Group, Inc. (a)(d)	12,044	80,454
EVCI Career Colleges, Inc. (a)	2,100	1,764
H&R Block, Inc.	75,120	1,579,774
INVESTools, Inc. (a)	19,344	174,096
ITT Educational Services, Inc. (a)(d)	11,897	786,273
Jackson Hewitt Tax Service, Inc.	6,376	201,482
Laureate Education, Inc. (a)	12,462	598,425
Mace Security International, Inc. (a)	1,100	2,541
Matthews International Corp. Class A	8,668	308,581
Nobel Learning Communities, Inc.	1,000	10,240
Pre-Paid Legal Services, Inc. (d)	2,919	109,638
Princeton Review, Inc. (a)(d)	14,522	75,224
Regis Corp.	11,743	430,851
Service Corp. International (SCI)	100,564	844,738
ServiceMaster Co.	83,310	957,232
Sothebys Class A (ltd. vtg.)	12,060	335,268
Steiner Leisure Ltd. (a)	7,400	284,752
Stewart Enterprises, Inc. Class A	14,200	82,076
Strayer Education, Inc.	3,326	350,560
Universal Technical Institute, Inc. (a)	4,021	74,187
Vertrue, Inc. (a)	2,400	101,736
Weight Watchers International, Inc. (d)	14,254	605,225
		11,840,886
Hotels, Restaurants & Leisure - 1.8%
AFC Enterprises, Inc. (a)(d)	11,772	176,109
Ambassadors Group, Inc.	10,766	302,848
American Real Estate Partners LP	2,991	144,465
Ameristar Casinos, Inc.	9,800	204,134
Applebee's International, Inc. (d)	25,851	536,408
Aztar Corp. (a)	8,919	467,980
Bally Technologies, Inc. (a)	12,091	190,312
Bally Total Fitness Holding Corp. (a)(d)	6,262	18,786
BJ's Restaurants, Inc. (a)	2,100	38,703
Bluegreen Corp. (a)	10,900	124,805
Bob Evans Farms, Inc.	20,069	568,755
Boyd Gaming Corp. (d)	16,433	594,217
Brinker International, Inc.	20,925	804,985
Buca, Inc. (a)	3,878	20,941
Burger King Holdings, Inc.	6,334	92,096
California Pizza Kitchen, Inc. (a)	3,723	106,329
Carnival Corp. unit	119,088	4,989,787
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
CBRL Group, Inc.	7,856	$ 297,271
CEC Entertainment, Inc. (a)	9,020	287,558
Cedar Fair LP (depository unit)	6,754	178,306
Champps Entertainment, Inc. (a)(d)	1,600	9,696
Chipotle Mexican Grill, Inc. Class A (d)	3,662	180,683
Choice Hotels International, Inc.	11,349	430,241
Churchill Downs, Inc.	2,200	88,924
CKE Restaurants, Inc. (d)	10,567	164,106
Darden Restaurants, Inc.	35,281	1,248,947
Denny's Corp. (a)	42,300	142,128
Domino's Pizza, Inc.	8,100	198,045
Dover Downs Gaming & Entertainment, Inc.	1,470	19,301
Dover Motorsports, Inc.	9,735	56,463
Empire Resorts, Inc. (a)(d)	12,943	84,130
Gaylord Entertainment Co. (a)(d)	8,899	389,064
Great Wolf Resorts, Inc. (a)(d)	11,129	134,772
Harrah's Entertainment, Inc.	50,539	3,151,612
Hilton Hotels Corp.	103,640	2,639,711
IHOP Corp.	12,497	583,485
International Game Technology	91,977	3,557,670
International Speedway Corp. Class A	16,056	777,110
Interstate Hotels & Resorts, Inc. (a)	156	1,621
Isle of Capri Casinos, Inc. (a)(d)	6,200	126,356
Jack in the Box, Inc. (a)	8,612	413,204
Kerzner International Ltd. (a)(d)	12,333	997,370
Krispy Kreme Doughnuts, Inc. (a)(d)	10,025	82,706
Landry's Seafood Restaurants, Inc.	4,001	109,427
Las Vegas Sands Corp. (a)(d)	32,250	2,251,373
Life Time Fitness, Inc. (a)	9,702	435,911
Littlefield Corp.	2,520	2,772
Lodgian, Inc.:
Class A warrants 11/25/07 (a)	2	0
Class B warrants 11/25/09 (a)	8	0
Lone Star Steakhouse & Saloon, Inc.	4,300	117,304
Marcus Corp.	2,746	56,485
Marriott International, Inc. Class A	100,952	3,801,852
McDonald's Corp.	345,264	12,394,978
MGM MIRAGE (a)	34,058	1,215,189
Monarch Casino & Resort, Inc. (a)	4,679	88,761
MTR Gaming Group, Inc. (a)	5,600	44,800
Multimedia Games, Inc. (a)(d)	4,312	41,309
O'Charleys, Inc. (a)	3,850	71,187
Orient Express Hotels Ltd. Class A	17,884	598,756
OSI Restaurant Partners, Inc.	16,819	520,884
P.F. Chang's China Bistro, Inc. (a)(d)	8,419	296,770
Panera Bread Co. Class A (a)(d)	8,925	463,208
Papa John's International, Inc. (a)(d)	7,000	238,000
Penn National Gaming, Inc. (a)	17,668	585,164
Pinnacle Entertainment, Inc. (a)	14,294	368,499

	Shares	Value (Note 1)
Progressive Gaming International Corp. (a)(d)	32,494	$ 240,131
Rare Hospitality International, Inc. (a)(d)	6,075	173,988
Red Robin Gourmet Burgers, Inc. (a)(d)	1,748	73,783
Royal Caribbean Cruises Ltd.	36,939	1,347,535
Rubio's Restaurants, Inc. (a)	4,819	40,190
Ruby Tuesday, Inc. (d)	13,091	338,010
Ruth's Chris Steak House, Inc.	21,710	431,595
Ryan's Restaurant Group, Inc. (a)	8,100	127,656
Scientific Games Corp. Class A (a)	16,034	466,108
Shuffle Master, Inc. (a)(d)	7,449	207,306
Six Flags, Inc. (d)	12,400	64,728
Sonic Corp. (a)	32,397	710,466
SPEEDUS Corp. (a)	6,200	6,634
Speedway Motorsports, Inc.	5,900	219,893
Starbucks Corp. (a)	212,755	6,597,533
Starwood Hotels & Resorts Worldwide, Inc.	59,990	3,195,067
Station Casinos, Inc. (d)	12,361	720,028
Steak n Shake Co. (a)	11,830	190,108
Texas Roadhouse, Inc. Class A (a)(d)	9,800	118,384
The Cheesecake Factory, Inc. (a)(d)	18,009	448,244
Triarc Companies, Inc. Class B	32,333	471,092
Trump Entertainment Resorts, Inc. (a)(d)	3,700	66,859
Vail Resorts, Inc. (a)	12,658	476,194
Wendy's International, Inc.	30,430	1,944,477
WMS Industries, Inc. (a)(d)	8,244	220,939
Wyndham Worldwide Corp. (a)	54,038	1,581,152
Wynn Resorts Ltd. (a)(d)	21,884	1,694,040
Yum! Brands, Inc.	72,411	3,539,450
		75,036,359
Household Durables - 0.7%
American Biltrite, Inc. (a)	400	4,096
American Greetings Corp. Class A	14,094	345,585
Applica, Inc. (a)(d)	3,200	14,784
Avatar Holdings, Inc. (a)(d)	1,645	90,672
Bassett Furniture Industries, Inc.	1,800	31,104
Beazer Homes USA, Inc.	8,313	335,014
Black & Decker Corp.	19,357	1,425,449
Blount International, Inc. (a)	8,403	76,047
Blyth, Inc.	9,084	195,124
Brookfield Homes Corp. (d)	5,159	121,752
California Coastal Communities, Inc. (a)	5,563	170,506
Cavco Industries, Inc. (a)	750	25,515
Centex Corp.	31,483	1,604,059
Champion Enterprises, Inc. (a)	25,045	170,807
Cobra Electronics Corp.	1,200	9,852
Craftmade International, Inc.	1,700	29,750
CSS Industries, Inc.	1,556	46,353
D.R. Horton, Inc.	72,964	1,600,101
Dixie Group, Inc. (a)(d)	2,900	41,035
Dominion Homes, Inc. (a)(d)	300	1,695
Ethan Allen Interiors, Inc. (d)	7,178	242,258
Fedders Corp. (a)	3,300	5,445
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Flexsteel Industries, Inc.	1,700	$ 21,590
Fortune Brands, Inc.	40,678	2,953,223
Furniture Brands International, Inc. (d)	19,345	370,457
Garmin Ltd. (d)	35,802	1,674,102
Harman International Industries, Inc.	16,631	1,349,107
Helen of Troy Ltd. (a)(d)	4,390	74,498
Hovnanian Enterprises, Inc. Class A (d)	9,144	242,225
Interface, Inc. Class A (a)	9,800	124,558
Jarden Corp. (a)(d)	16,680	489,058
KB Home	19,887	850,368
Kimball International, Inc. Class B	4,000	70,560
Koss Corp.	1,300	26,325
La-Z-Boy, Inc. (d)	20,662	288,235
Leggett & Platt, Inc.	46,917	1,081,437
Lennar Corp. Class A	34,671	1,554,648
Lenox Group, Inc. (a)	2,200	12,496
Levitt Corp. Class A (d)	2,250	27,833
Libbey, Inc.	1,691	14,323
Lifetime Brands, Inc.	300	5,988
M.D.C. Holdings, Inc. (d)	10,052	430,125
M/I Homes, Inc. (d)	2,316	74,946
Meritage Homes Corp. (a)(d)	5,902	241,687
MITY Enterprises, Inc. (a)	2,300	42,090
Mohawk Industries, Inc. (a)(d)	11,266	798,534
National Presto Industries, Inc.	1,000	54,400
Newell Rubbermaid, Inc.	69,663	1,880,204
NVR, Inc. (a)(d)	1,395	716,542
Orleans Homebuilders, Inc. (d)	3,334	40,741
Palm Harbor Homes, Inc. (a)(d)	4,917	71,247
Pulte Homes, Inc.	52,476	1,556,963
Rockford Corp. (a)(d)	2,500	8,375
Russ Berrie & Co., Inc. (a)	2,935	40,298
Ryland Group, Inc. (d)	11,122	474,576
Salton, Inc. (a)(d)	1,800	4,806
Sealy Corp., Inc.	7,525	103,695
Skyline Corp.	1,289	50,284
Snap-On, Inc.	15,551	679,579
Standard Pacific Corp. (d)	17,650	422,365
Stanley Furniture Co., Inc.	4,200	104,748
Syntax-Brillian Corp. (a)(d)	375	1,478
Tarragon Corp. (d)	3,858	42,785
Technical Olympic USA, Inc.	5,172	62,892
Tempur-Pedic International, Inc. (a)(d)	27,052	434,185
The Rowe Companies (a)	1,000	800
The Stanley Works	21,872	1,033,015
Toll Brothers, Inc. (a)(d)	28,895	763,406
Tupperware Brands Corp.	14,481	260,803
Universal Electronics, Inc. (a)	3,400	61,166
Virco Manufacturing Co. (a)	2,613	12,177
WCI Communities, Inc. (a)(d)	11,795	182,115

	Shares	Value (Note 1)
Whirlpool Corp.	16,562	$ 1,340,031
Yankee Candle Co., Inc.	11,874	306,943
		30,116,035
Internet & Catalog Retail - 0.3%
1-800 CONTACTS, Inc. (a)(d)	2,129	31,935
1-800-FLOWERS.com, Inc. Class A (a)(d)	23,580	108,704
Amazon.com, Inc. (a)	86,264	2,659,519
Audible, Inc. (a)(d)	1,300	10,322
Blair Corp.	121	2,892
Blue Nile, Inc. (a)(d)	11,043	378,996
Bluefly, Inc. (a)	2,800	2,940
Coldwater Creek, Inc. (a)	16,942	465,397
dELiA*s, Inc. (a)(d)	2,900	20,880
Drugstore.com, Inc. (a)	7,303	23,151
Expedia, Inc. (a)(d)	77,519	1,265,110
FTD Group, Inc. (a)	5,000	79,250
GSI Commerce, Inc. (a)(d)	5,379	70,572
Hollywood Media Corp. (a)	1,200	4,920
IAC/InterActiveCorp (d)	81,116	2,310,184
Liberty Media Holding Corp. - Interactive Series A (a)	195,435	3,724,991
MediaBay, Inc. (a)(d)	133	36
Netflix, Inc. (a)(d)	15,695	314,057
NutriSystem, Inc. (a)(d)	7,762	385,616
Overstock.com, Inc. (a)(d)	2,492	47,124
PC Mall, Inc. (a)	500	3,450
PetMed Express, Inc. (a)(d)	6,000	75,000
Priceline.com, Inc. (a)(d)	5,439	181,608
Stamps.com, Inc. (a)(d)	4,062	77,340
Systemax, Inc. (a)	6,390	73,166
ValueVision Media, Inc. Class A (a)	5,600	61,824
VistaPrint Ltd.	10,371	254,401
		12,633,385
Leisure Equipment & Products - 0.2%
Adams Golf, Inc. (a)(d)	400	536
Arctic Cat, Inc.	5,000	83,150
Brunswick Corp.	26,256	753,547
Callaway Golf Co.	31,896	427,725
Concord Camera Corp. (a)	3,084	1,542
Eastman Kodak Co.	86,919	1,848,767
Fairchild Corp. Class A (a)	7,600	20,216
Hasbro, Inc.	41,085	834,026
JAKKS Pacific, Inc. (a)	4,540	74,184
Johnson Outdoors, Inc. Class A (a)	2,300	38,088
K2, Inc. (a)	17,186	200,217
Leapfrog Enterprises, Inc. Class A (a)(d)	4,328	33,152
Marine Products Corp. (d)	11,437	101,103
MarineMax, Inc. (a)	2,572	58,462
Marvel Entertainment, Inc. (a)(d)	17,637	378,137
Mattel, Inc.	109,530	2,063,545
Meade Instruments Corp. (a)	2,600	5,772
Nautilus, Inc. (d)	5,025	62,210
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Oakley, Inc. (d)	18,053	$ 296,972
Polaris Industries, Inc.	10,845	413,195
Pool Corp. (d)	14,822	564,274
RC2 Corp. (a)	3,021	101,596
Steinway Musical Instruments, Inc. (a)	4,500	115,290
Sturm Ruger & Co., Inc.	3,560	26,700
		8,502,406
Media - 3.3%
4Kids Entertainment, Inc. (a)	2,362	36,257
ACME Communications, Inc. (a)	5,032	25,512
ADVO, Inc.	11,652	333,131
Alloy, Inc. (a)(d)	1,450	16,501
Arbitron, Inc.	7,282	273,221
Ballantyne of Omaha, Inc. (a)	100	480
Belo Corp. Series A	22,074	359,806
Cablevision Systems Corp. - NY Group Class A (d)	68,829	1,602,339
Carmike Cinemas, Inc. (d)	1,494	27,923
Catalina Marketing Corp.	14,092	403,736
CBS Corp. Class B	185,374	5,292,428
Charter Communications, Inc. Class A (a)(d)	58,659	81,536
Citadel Broadcasting Corp.	14,632	134,468
CKX, Inc. (a)(d)	9,709	96,799
Clear Channel Communications, Inc.	129,057	3,747,815
Clear Channel Outdoor Holding, Inc. Class A	8,201	163,528
Comcast Corp. Class A (a)	569,761	19,941,635
Courier Corp.	2,511	92,505
Cox Radio, Inc. Class A (a)	5,776	91,607
Crown Media Holdings, Inc. Class A (a)(d)	8,094	32,295
Cumulus Media, Inc. Class A (a)(d)	12,017	120,651
Discovery Holding Co. Class A (a)	89,471	1,253,489
Dow Jones & Co., Inc.	14,392	518,400
DreamWorks Animation SKG, Inc. Class A (a)	9,351	198,148
E.W. Scripps Co. Class A	21,000	954,870
EchoStar Communications Corp. Class A (a)(d)	63,307	2,009,997
EMAK Worldwide, Inc. (a)	2,241	8,762
Emmis Communications Corp. Class A	7,767	94,990
Entercom Communications Corp. Class A	14,715	373,908
Entravision Communication Corp. Class A (a)(d)	8,800	65,384
Fisher Communications, Inc. (a)	767	32,904
Gannett Co., Inc.	63,528	3,611,567
Gemstar-TV Guide International, Inc. (a)	47,394	152,135
Getty Images, Inc. (a)(d)	12,710	577,415
Gray Television, Inc.	7,281	46,526
Harris Interactive, Inc. (a)	5,250	29,033
Harte-Hanks, Inc.	15,614	413,771

	Shares	Value (Note 1)
Hearst-Argyle Television, Inc. (d)	7,305	$ 166,992
Image Entertainment, Inc. (a)(d)	700	2,520
Insignia Systems, Inc. (a)(d)	2,664	8,844
Interactive Data Corp. (a)	12,096	236,356
Interpublic Group of Companies, Inc. (a)(d)	140,827	1,292,792
ION Media Networks, Inc.	8,600	7,740
John Wiley & Sons, Inc. Class A (d)	12,825	442,463
Journal Communications, Inc. Class A	19,159	210,174
Journal Register Co.	5,900	43,070
Lamar Advertising Co. Class A (a)	23,757	1,242,491
Lee Enterprises, Inc.	23,180	573,937
Liberty Global, Inc. Class A (d)	114,289	2,698,363
Liberty Media Holding Corp. - Capital Series A (a)	39,087	3,374,381
LIN TV Corp. Class A (a)	2,700	19,710
Live Nation, Inc. (a)	14,915	312,917
LodgeNet Entertainment Corp. (a)	2,961	56,289
Martha Stewart Living Omnimedia, Inc. Class A	3,281	62,077
McGraw-Hill Companies, Inc.	96,530	5,396,992
Media General, Inc. Class A	8,703	342,202
Mediacom Communications Corp. Class A (a)	13,450	91,998
Meredith Corp.	11,614	549,807
Morningstar, Inc. (a)	6,286	240,502
Navarre Corp. (a)(d)	5,800	22,504
New Frontier Media, Inc. (a)	5,000	41,950
News Corp. Class A	665,048	12,655,863
NTL, Inc.	67,371	1,784,658
Omnicom Group, Inc.	46,915	4,101,309
Penton Media, Inc. (a)	7,900	4,740
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	3,722	35,433
PRIMEDIA, Inc. (d)	31,815	54,086
ProQuest Co. (a)	4,200	56,322
R.H. Donnelley Corp. (d)	15,777	857,007
Radio One, Inc. Class A (a)	22,980	142,016
RCN Corp. (a)(d)	7,500	194,025
Regal Entertainment Group Class A	27,771	547,922
Regent Communication, Inc. (a)	6,194	25,891
Rentrak Corp. (a)	600	6,780
Saga Communications, Inc. Class A (a)	932	7,419
Salem Communications Corp. Class A	1,687	20,565
Scholastic Corp. (a)(d)	8,165	245,440
Sinclair Broadcast Group, Inc. Class A	7,200	55,584
Sirius Satellite Radio, Inc. (a)(d)	331,459	1,355,667
Spanish Broadcasting System, Inc. Class A (d)	6,800	29,580
Sun-Times Media Group, Inc. Class A (d)	17,300	129,923
The DIRECTV Group, Inc. (a)	242,434	4,555,335
The McClatchy Co. Class A	13,190	535,118
The New York Times Co. Class A (d)	42,315	952,934
The Reader's Digest Association, Inc. (non-vtg.)	27,395	350,930
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
The Walt Disney Co.	575,307	$ 17,057,853
theglobe.com, Inc. (a)	6,400	730
Time Warner, Inc.	1,194,039	19,844,928
TiVo, Inc. (a)(d)	8,765	72,311
Tribune Co.	41,985	1,310,352
Triple Crown Media, Inc. (a)	728	5,387
Univision Communications, Inc. Class A (a)(d)	64,566	2,231,401
Valassis Communications, Inc. (a)(d)	11,260	222,047
Viacom, Inc. Class B (non-vtg.) (a)	181,695	6,595,529
Warner Music Group Corp.	24,021	599,084
Washington Post Co. Class B	1,556	1,194,650
Westwood One, Inc.	15,590	114,275
World Wrestling Entertainment, Inc. Class A	6,473	111,853
XM Satellite Radio Holdings, Inc. Class A	80,297	1,040,649
Young Broadcasting, Inc. Class A (a)	3,209	9,627
		139,767,766
Multiline Retail - 0.9%
99 Cents Only Stores (a)	12,308	139,819
Big Lots, Inc. (a)(d)	32,415	594,815
Conn's, Inc. (a)(d)	5,901	117,725
Dillard's, Inc. Class A	19,760	616,117
Dollar General Corp.	91,004	1,170,311
Dollar Tree Stores, Inc. (a)	30,692	883,316
Family Dollar Stores, Inc.	41,762	1,067,854
Federated Department Stores, Inc.	156,099	5,928,640
Fred's, Inc. Class A	12,887	168,949
JCPenney Co., Inc.	54,870	3,459,005
Kohl's Corp. (a)	85,066	5,317,476
Nordstrom, Inc.	62,880	2,348,568
Retail Ventures, Inc. (a)(d)	10,272	147,198
Saks, Inc. (d)	27,562	397,720
Sears Holdings Corp. (a)(d)	26,283	3,787,643
Target Corp.	220,233	10,657,075
Tuesday Morning Corp. (d)	9,086	122,479
		36,924,710
Specialty Retail - 2.2%
A.C. Moore Arts & Crafts, Inc. (a)(d)	3,100	55,118
Aaron Rents, Inc.	16,326	382,192
Abercrombie & Fitch Co. Class A	23,961	1,546,203
Advance Auto Parts, Inc. (d)	27,360	824,083
Aeropostale, Inc. (a)(d)	12,132	308,153
America's Car Mart, Inc. (a)(d)	2,638	41,628
American Eagle Outfitters, Inc.	35,014	1,352,591
AnnTaylor Stores Corp. (a)	18,467	734,987
Asbury Automotive Group, Inc.	3,100	63,519
AutoNation, Inc. (a)	43,964	854,221
AutoZone, Inc. (a)	14,457	1,305,467
Barnes & Noble, Inc.	17,871	649,790
bebe Stores, Inc.	7,281	162,221

	Shares	Value (Note 1)
Bed Bath & Beyond, Inc. (a)	78,574	$ 2,650,301
Best Buy Co., Inc.	110,293	5,183,771
Big 5 Sporting Goods Corp.	7,443	146,106
Blockbuster, Inc. Class A (d)	34,113	136,111
Books-A-Million, Inc.	4,300	68,585
Borders Group, Inc. (d)	15,604	298,505
Build-A-Bear Workshop, Inc. (a)	3,944	86,098
Cabela's, Inc. Class A (a)(d)	7,700	154,616
Cache, Inc. (a)	2,805	44,403
CarMax, Inc. (a)(d)	27,163	1,023,773
Casual Male Retail Group, Inc. (a)(d)	6,784	76,320
Charlotte Russe Holding, Inc. (a)(d)	4,119	109,977
Charming Shoppes, Inc. (a)(d)	31,878	419,514
Chico's FAS, Inc. (a)(d)	48,799	899,854
Christopher & Banks Corp.	17,703	431,068
Circuit City Stores, Inc.	44,492	1,050,456
Claire's Stores, Inc.	27,475	750,892
Cost Plus, Inc. (a)(d)	3,425	34,867
CSK Auto Corp. (a)(d)	7,080	81,208
Deb Shops, Inc.	1,991	46,948
Dick's Sporting Goods, Inc. (a)(d)	10,943	452,274
Dress Barn, Inc. (a)	13,141	231,939
DSW, Inc. Class A (d)	15,334	429,199
E Com Ventures, Inc. (a)	325	3,006
Emerging Vision, Inc. (a)	3,800	570
Finish Line, Inc. Class A	6,128	68,205
Finlay Enterprises, Inc. (a)	2,500	15,875
Foot Locker, Inc.	42,919	1,034,348
Gamestop Corp. Class A (a)(d)	18,089	790,128
Gap, Inc.	173,805	2,921,662
Genesco, Inc.	3,841	105,551
Group 1 Automotive, Inc.	8,200	371,460
Guess?, Inc. (a)(d)	8,485	346,188
Guitar Center, Inc. (a)(d)	7,435	281,787
Gymboree Corp. (a)	12,579	422,025
Hancock Fabrics, Inc. (d)	1,100	3,267
Haverty Furniture Companies, Inc.	3,675	51,634
Hibbett Sporting Goods, Inc. (a)	9,636	236,371
Home Depot, Inc.	576,742	19,776,483
Hot Topic, Inc. (a)(d)	6,951	68,676
J. Crew Group, Inc.	10,073	255,149
Jo-Ann Stores, Inc. (a)(d)	2,760	40,876
Jos. A. Bank Clothiers, Inc. (a)(d)	2,822	67,530
Kirkland's, Inc. (a)(d)	2,250	9,450
Limited Brands, Inc.	91,669	2,358,643
Lithia Motors, Inc. Class A (sub. vtg.)	1,827	46,625
Lowe's Companies, Inc.	431,584	11,678,663
Michaels Stores, Inc. (d)	34,266	1,475,151
Midas, Inc. (a)	1,400	27,384
Monro Muffler Brake, Inc.	1,650	53,180
Mothers Work, Inc. (a)	1,000	38,210
Movie Gallery, Inc. (a)(d)	5,200	12,324
New York & Co., Inc. (a)	697	7,960
O'Reilly Automotive, Inc. (a)	26,380	783,222
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Office Depot, Inc. (a)	80,373	$ 2,960,941
OfficeMax, Inc.	19,573	812,867
Pacific Sunwear of California, Inc. (a)	18,934	252,958
Payless ShoeSource, Inc. (a)	20,366	477,786
PETCO Animal Supplies, Inc. (a)(d)	22,175	624,226
PETsMART, Inc.	35,740	897,074
Pier 1 Imports, Inc. (d)	16,312	104,234
Pomeroy IT Solutions, Inc. (a)	2,861	22,316
RadioShack Corp. (d)	35,835	647,180
Rent-A-Center, Inc. (a)	19,507	528,640
Rent-Way, Inc. (a)	2,570	26,034
Restoration Hardware, Inc. (a)(d)	5,009	35,213
Rex Stores Corp. (a)	2,942	40,041
Ross Stores, Inc.	38,964	954,228
Select Comfort Corp. (a)(d)	24,773	491,744
Sharper Image Corp. (a)(d)	1,984	18,788
Sherwin-Williams Co.	28,966	1,495,804
Shoe Carnival, Inc. (a)	2,589	59,185
Sonic Automotive, Inc. Class A (sub. vtg.)	12,057	255,006
Sport Chalet:
Class A (a)	175	1,418
Class B (a)	25	202
Stage Stores, Inc.	4,650	122,574
Staples, Inc.	199,697	4,505,164
Stein Mart, Inc.	8,619	102,480
Talbots, Inc.	9,839	216,556
The Bombay Company, Inc. (a)	3,834	5,713
The Buckle, Inc. (d)	1,956	66,308
The Cato Corp. Class A (sub. vtg.)	5,469	127,045
The Children's Place Retail Stores, Inc. (a)(d)	7,228	419,007
The Men's Wearhouse, Inc.	11,916	422,422
The Pantry, Inc. (a)(d)	7,699	360,775
The Pep Boys - Manny, Moe & Jack	11,581	148,700
Tiffany & Co., Inc.	37,975	1,200,010
TJX Companies, Inc.	127,436	3,408,913
Tractor Supply Co. (a)	9,060	385,775
Trans World Entertainment Corp. (a)	2,900	17,313
Tween Brands, Inc. (a)	7,182	244,619
Tweeter Home Entertainment Group, Inc. (a)	4,092	18,312
United Auto Group, Inc.	9,748	199,054
Urban Outfitters, Inc. (a)	29,754	466,840
West Marine, Inc. (a)(d)	3,200	43,744
Wet Seal, Inc. Class A (a)(d)	4,800	27,408
Williams-Sonoma, Inc. (d)	22,701	668,771
Wilsons Leather Experts, Inc. (a)	3,977	12,170
Zale Corp. (a)	11,364	303,987
Zumiez, Inc. (a)	12,640	281,746
		90,919,852

	Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods - 0.4%
Ashworth, Inc. (a)	400	$ 2,780
Brown Shoe Co., Inc.	10,650	340,268
Carter's, Inc. (a)	15,726	363,271
Cherokee, Inc.	1,848	68,043
Coach, Inc. (a)	106,432	3,213,182
Columbia Sportswear Co. (a)(d)	2,557	124,833
Crocs, Inc. (d)	7,000	189,140
Deckers Outdoor Corp. (a)(d)	5,610	230,066
Everlast Worldwide, Inc. (a)(d)	1,000	14,500
Fossil, Inc. (a)(d)	12,274	230,997
Iconix Brand Group, Inc. (a)(d)	6,400	94,848
Jones Apparel Group, Inc.	34,870	1,091,431
K-Swiss, Inc. Class A	4,824	132,708
Kellwood Co. (d)	8,290	227,229
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	3,406	79,734
Liz Claiborne, Inc.	29,947	1,119,119
Movado Group, Inc.	8,534	191,930
NIKE, Inc. Class B	48,645	3,928,570
Oxford Industries, Inc.	2,650	108,862
Perry Ellis International, Inc. (a)	1,632	43,999
Phillips-Van Heusen Corp.	16,530	638,719
Polo Ralph Lauren Corp. Class A	15,777	930,685
Polymer Group, Inc.:
Class A warrants 3/4/10 (a)	6	0
Class B warrants 3/4/10 (a)	6	0
Quaker Fabric Corp. (a)(d)	3,800	5,852
Quiksilver, Inc. (a)	27,162	380,268
Samsonite Corp. (a)(d)	1,446	1,272
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,466	78,470
Steven Madden Ltd.	4,098	151,011
Stride Rite Corp.	7,198	98,973
Superior Uniform Group, Inc.	1,000	11,780
Tarrant Apparel Group (a)(d)	2,700	4,023
Timberland Co. Class A (a)(d)	12,634	358,932
Under Armour, Inc. Class A (sub. vtg.) (d)	11,715	403,465
Unifi, Inc. (a)	6,069	15,779
Unifirst Corp.	1,100	34,144
VF Corp.	24,822	1,734,810
Volcom, Inc. (d)	11,202	262,015
Warnaco Group, Inc. (a)	13,384	269,420
Wolverine World Wide, Inc.	16,938	427,346
		17,602,474
TOTAL CONSUMER DISCRETIONARY		449,871,719
CONSUMER STAPLES - 8.3%
Beverages - 1.8%
Anheuser-Busch Companies, Inc.	205,394	10,142,356
Boston Beer Co., Inc. Class A (a)(d)	600	19,272
Brown-Forman Corp. Class B (non-vtg.)	11,849	912,136
Coca-Cola Bottling Co. Consolidated	921	53,971
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Enterprises, Inc.	78,444	$ 1,749,301
Constellation Brands, Inc. Class A (sub. vtg.)	48,701	1,329,050
Hansen Natural Corp. (a)(d)	15,476	425,900
Molson Coors Brewing Co. Class B	18,463	1,297,949
National Beverage Corp. (d)	6,246	87,819
Pepsi Bottling Group, Inc.	34,788	1,217,928
PepsiAmericas, Inc.	18,145	417,154
PepsiCo, Inc.	465,588	30,393,585
The Coca-Cola Co.	615,849	27,596,194
		75,642,615
Food & Staples Retailing - 1.9%
Andersons, Inc. (d)	13,666	560,443
Arden Group, Inc. Class A	100	11,478
BJ's Wholesale Club, Inc. (a)	19,480	513,298
Casey's General Stores, Inc.	14,700	347,508
Central European Distribution Corp. (a)(d)	6,949	160,035
Costco Wholesale Corp.	130,936	6,126,495
CVS Corp.	225,264	7,557,607
Ingles Markets, Inc. Class A	14,283	365,645
Kroger Co.	177,826	4,234,037
Longs Drug Stores Corp.	11,201	508,861
Nash-Finch Co.	2,266	51,778
Pathmark Stores, Inc. (a)	6,814	66,164
Performance Food Group Co. (a)(d)	10,696	263,229
Pricesmart, Inc. (a)(d)	400	5,168
Rite Aid Corp. (d)	173,345	752,317
Ruddick Corp.	19,924	513,840
Safeway, Inc.	112,001	3,464,191
Smart & Final, Inc. (a)	2,141	35,476
SUPERVALU, Inc.	49,035	1,400,440
Sysco Corp.	174,295	5,471,120
The Great Atlantic & Pacific Tea Co.	4,583	105,088
Topps Co., Inc.	9,720	84,856
United Natural Foods, Inc. (a)(d)	15,543	451,524
Wal-Mart Stores, Inc.	722,094	32,292,044
Walgreen Co.	284,332	14,063,061
Weis Markets, Inc.	5,000	197,550
Whole Foods Market, Inc. (d)	36,058	1,933,430
Wild Oats Markets, Inc. (a)(d)	12,075	197,306
		81,733,989
Food Products - 1.2%
Alico, Inc. (d)	200	11,756
American Italian Pasta Co. Class A (a)(d)	2,600	21,138
Archer-Daniels-Midland Co.	165,442	6,811,247
Bridgford Foods Corp. (a)(d)	400	2,472
Bunge Ltd. (d)	32,851	1,850,825
Campbell Soup Co.	66,686	2,505,393
Chiquita Brands International, Inc.	6,587	111,386
ConAgra Foods, Inc.	147,994	3,522,257

	Shares	Value (Note 1)
Corn Products International, Inc.	23,000	$ 793,500
Darling International, Inc. (a)	16,316	67,385
Dean Foods Co. (a)	36,008	1,426,637
Del Monte Foods Co.	61,925	687,368
Delta & Pine Land Co.	13,141	531,685
Farmer Brothers Co.	3,020	63,903
Flowers Foods, Inc.	14,583	395,928
Fresh Del Monte Produce, Inc.	6,408	114,703
Gardenburger, Inc. (a)	400	0
General Mills, Inc.	99,076	5,372,891
Gold Kist, Inc. (a)	10,600	213,696
Green Mountain Coffee Roasters, Inc. (a)	1,900	73,283
H.J. Heinz Co.	92,297	3,861,706
Hain Celestial Group, Inc. (a)	21,916	516,122
Hershey Co.	47,521	2,564,233
Hines Horticulture, Inc. (a)	800	1,568
Hormel Foods Corp.	21,531	789,111
J&J Snack Foods Corp.	1,066	33,760
John B. Sanfilippo & Son, Inc. (a)(d)	2,483	30,417
Kellogg Co.	68,843	3,490,340
Kraft Foods, Inc. Class A	74,931	2,540,910
Lancaster Colony Corp.	8,413	371,350
Lance, Inc.	5,263	120,049
Maui Land & Pineapple, Inc. (a)	300	10,245
McCormick & Co., Inc. (non-vtg.)	30,442	1,108,698
Omega Protein Corp. (a)	6,170	40,660
Peet's Coffee & Tea, Inc. (a)(d)	1,835	46,260
Pilgrims Pride Corp. Class B	9,264	225,671
Ralcorp Holdings, Inc. (a)	8,895	440,036
Sanderson Farms, Inc. (d)	3,415	106,753
Sara Lee Corp.	218,442	3,632,690
Seaboard Corp.	100	140,000
Seneca Foods Group Class A (a)	2,162	52,969
Smithfield Foods, Inc. (a)(d)	30,122	904,564
Tasty Baking Co.	200	1,578
The J.M. Smucker Co.	20,305	987,432
Tootsie Roll Industries, Inc.	17,058	494,853
TreeHouse Foods, Inc. (a)	6,402	163,251
Tyson Foods, Inc. Class A	60,152	886,039
Wm. Wrigley Jr. Co.	59,583	2,765,843
Zapata Corp. (a)	880	5,958
		50,910,519
Household Products - 1.9%
Central Garden & Pet Co. Class A (a)(d)	4,220	184,963
Church & Dwight Co., Inc.	21,260	818,510
Clorox Co.	42,289	2,529,305
Colgate-Palmolive Co.	147,195	8,811,093
Energizer Holdings, Inc. (a)(d)	16,659	1,113,821
Kimberly-Clark Corp.	127,043	8,067,231
Oil-Dri Corp. of America	600	10,710
Procter & Gamble Co.	920,635	56,987,307
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Household Products - continued
Spectrum Brands, Inc. (a)(d)	5,900	$ 46,964
WD-40 Co. (d)	2,748	95,493
		78,665,397
Personal Products - 0.2%
Alberto-Culver Co.	22,386	1,102,063
Avon Products, Inc.	126,903	3,643,385
Chattem, Inc. (a)	3,200	110,976
Elizabeth Arden, Inc. (a)	4,552	66,141
Estee Lauder Companies, Inc. Class A	36,712	1,353,204
Herbalife Ltd. (a)	10,814	353,293
Inter Parfums, Inc.	4,303	69,838
Mannatech, Inc. (d)	5,836	84,505
NBTY, Inc. (a)	20,778	661,987
Nu Skin Enterprises, Inc. Class A	14,283	247,382
Playtex Products, Inc. (a)	8,800	115,720
Prestige Brands Holdings, Inc. (a)	4,642	46,513
Revlon, Inc. Class A (sub. vtg.) (a)(d)	100,969	131,260
USANA Health Sciences, Inc. (a)(d)	2,090	93,548
		8,079,815
Tobacco - 1.3%
Alliance One International, Inc.	13,951	56,223
Altria Group, Inc.	577,421	48,231,976
Loews Corp. - Carolina Group	30,007	1,718,201
Reynolds American, Inc.	49,883	3,245,887
Star Scientific, Inc. (a)(d)	14,579	32,657
Universal Corp.	5,248	202,730
UST, Inc.	43,767	2,313,524
Vector Group Ltd. (d)	8,349	144,187
		55,945,385
TOTAL CONSUMER STAPLES		350,977,720
ENERGY - 9.7%
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc. (a)	6,400	275,200
Baker Hughes, Inc.	95,684	6,810,787
Basic Energy Services, Inc.	5,749	164,421
BJ Services Co.	88,164	3,024,907
Bristow Group, Inc. (a)	4,200	156,702
Cameron International Corp. (a)(d)	28,997	1,389,246
Carbo Ceramics, Inc. (d)	9,998	399,320
Complete Production Services, Inc.	8,000	177,600
Diamond Offshore Drilling, Inc. (d)	15,459	1,120,468
Dresser-Rand Group, Inc.	18,395	376,178
Dril-Quip, Inc. (a)	3,228	247,878
ENSCO International, Inc.	38,400	1,716,096
FMC Technologies, Inc. (a)(d)	18,251	1,073,524
Global Industries Ltd. (a)	32,694	585,876
GlobalSantaFe Corp.	67,078	3,301,579
Grant Prideco, Inc. (a)	35,057	1,455,917

	Shares	Value (Note 1)
Grey Wolf, Inc. (a)(d)	65,083	$ 475,757
Gulf Island Fabrication, Inc.	300	8,121
Gulfmark Offshore, Inc. (a)	3,800	115,330
Halliburton Co.	286,945	9,360,146
Hanover Compressor Co. (a)(d)	41,886	788,295
Helmerich & Payne, Inc. (d)	24,766	607,510
Hercules Offshore, Inc.	12,008	383,295
Horizon Offshore, Inc. (a)	6,854	142,632
Hornbeck Offshore Services, Inc. (a)(d)	4,789	160,958
Hydril Co. (a)	4,200	274,890
Input/Output, Inc. (a)(d)	12,704	126,659
Lone Star Technologies, Inc. (a)	7,026	318,489
Lufkin Industries, Inc.	6,898	434,574
Matrix Service Co. (a)(d)	6,459	85,194
Maverick Tube Corp. (a)	11,228	721,624
Metretek Technologies, Inc. (a)(d)	2,900	33,089
Mitcham Industries, Inc. (a)	1,500	19,650
Nabors Industries Ltd. (a)	83,651	2,750,445
NATCO Group, Inc. Class A (a)	14,976	547,073
National Oilwell Varco, Inc. (a)	47,435	3,097,506
Newpark Resources, Inc. (a)(d)	23,916	132,495
Noble Corp.	36,049	2,357,244
NS Group, Inc. (a)	8,077	367,665
Oceaneering International, Inc. (a)	18,692	672,351
Oil States International, Inc. (a)(d)	10,711	342,324
Parker Drilling Co. (a)(d)	18,231	129,440
Patterson-UTI Energy, Inc.	47,501	1,301,527
PHI, Inc. (non-vtg.) (a)	14,955	467,344
Pioneer Drilling Co. (a)	12,000	169,080
Pride International, Inc. (a)	42,870	1,111,619
Rowan Companies, Inc.	27,804	950,897
RPC, Inc.	11,115	227,191
Schlumberger Ltd. (NY Shares)	333,209	20,425,712
SEACOR Holdings, Inc. (a)	6,827	594,154
Smith International, Inc.	58,147	2,440,430
Superior Energy Services, Inc. (a)	25,065	800,325
T-3 Energy Services, Inc. (a)	10	202
TETRA Technologies, Inc. (a)	31,978	889,308
Tidewater, Inc. (d)	15,945	759,141
TODCO Class A	15,938	590,184
Transocean, Inc. (a)	93,156	6,218,163
Trico Marine Services, Inc. (a)	2,900	104,023
Union Drilling, Inc.	1,246	17,756
Unit Corp. (a)	11,621	612,543
Universal Compression Holdings, Inc. (a)(d)	8,000	435,440
Veritas DGC, Inc. (a)	8,000	476,560
W-H Energy Services, Inc. (a)(d)	9,902	499,754
Weatherford International Ltd. (a)	96,657	4,156,251
		89,976,059
Oil, Gas & Consumable Fuels - 7.6%
Alliance Resource Partners LP	3,076	112,858
Alon USA Energy, Inc.	5,000	175,350
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Alpha Natural Resources, Inc. (a)	12,281	$ 222,655
Anadarko Petroleum Corp.	124,123	5,822,610
Apache Corp.	85,615	5,588,947
Arch Coal, Inc.	41,822	1,369,671
Arena Resources, Inc. (a)	5,112	197,323
Arlington Tankers Ltd.	14,100	325,569
Atlas America, Inc. (a)	11,022	506,902
ATP Oil & Gas Corp. (a)(d)	5,038	196,986
Aventine Renewable Energy Holdings, Inc. (d)	11,440	313,456
Berry Petroleum Co. Class A	15,415	481,410
Bill Barrett Corp. (a)(d)	14,621	422,839
Bois d'Arc Energy LLC (a)	26,994	442,432
BP Prudhoe Bay Royalty Trust	4,643	363,454
Brigham Exploration Co. (a)	18,871	132,663
Buckeye Partners LP	5,644	244,837
Cabot Oil & Gas Corp. (d)	14,934	762,530
Callon Petroleum Co. (a)	3,030	46,874
Carrizo Oil & Gas, Inc. (a)(d)	16,321	454,703
Cheniere Energy, Inc. (a)(d)	19,308	635,233
Chesapeake Energy Corp.	98,785	3,118,642
Chevron Corp.	632,232	40,715,741
Cimarex Energy Co.	21,951	840,723
Clayton Williams Energy, Inc. (a)	2,180	71,460
CNX Gas Corp. (a)	17,080	440,835
Comstock Resources, Inc. (a)	13,659	392,833
ConocoPhillips	433,870	27,520,374
CONSOL Energy, Inc.	49,354	1,799,940
Copano Energy LLC	7,026	365,211
Cross Timbers Royalty Trust	2,669	128,379
Crosstex Energy, Inc.	4,684	431,865
Delek US Holdings, Inc.	31,049	649,235
Delta Petroleum Corp. (a)(d)	14,446	301,921
Denbury Resources, Inc. (a)(d)	28,008	868,528
Devon Energy Corp.	111,170	6,947,013
Dorchester Minerals LP	4,673	133,181
Edge Petroleum Corp. (a)	10,840	204,551
El Paso Corp.	209,356	3,039,849
Enbridge Energy Management LLC	2,067	97,046
Encore Acquisition Co. (a)	19,645	531,397
Energy Partners Ltd. (a)(d)	5,816	145,109
Enterprise Products Partners LP	15,186	406,529
EOG Resources, Inc.	63,163	4,094,226
EXCO Resources, Inc.	38,936	520,185
Exxon Mobil Corp.	1,702,767	115,226,198
Forest Oil Corp. (a)	14,855	503,139
Foundation Coal Holdings, Inc.	11,878	426,658
Frontier Oil Corp.	42,160	1,378,632
FX Energy, Inc. (a)(d)	12,906	69,692
Gasco Energy, Inc. (a)(d)	10,000	29,200
General Maritime Corp.	10,799	405,610

	Shares	Value (Note 1)
Giant Industries, Inc. (a)	9,923	$ 810,709
Goodrich Petroleum Corp. (d)	13,961	442,284
GSV, Inc. (a)	980	108
Harken Energy Corp. (a)	1,536	937
Harvest Natural Resources, Inc. (a)(d)	15,657	200,253
Helix Energy Solutions Group, Inc. (a)	21,834	839,736
Hess Corp.	69,256	3,170,540
Holly Corp.	20,052	918,783
Houston Exploration Co. (a)	11,400	731,310
Hugoton Royalty Trust	11,659	329,483
Inergy LP	3,806	104,627
International Coal Group, Inc. (a)(d)	28,000	174,720
James River Coal Co. (a)(d)	6,577	96,879
KFX, Inc. (a)(d)	21,677	347,266
Kinder Morgan Management LLC	24,244	1,023,339
Kinder Morgan, Inc.	34,308	3,580,383
Magellan Midstream Partners LP	6,086	224,269
Marathon Oil Corp.	105,549	8,813,342
Mariner Energy, Inc. (a)	29,777	562,785
Maritrans, Inc.	2,243	55,514
Massey Energy Co. (d)	20,450	516,158
McMoRan Exploration Co. (d)	3,291	61,213
Meridian Resource Corp. (a)	8,874	29,817
Murphy Oil Corp.	55,930	2,735,536
National Energy Group, Inc. (a)	71	383
Natural Resource Partners LP	1,123	65,359
Newfield Exploration Co. (a)	32,188	1,391,809
Noble Energy, Inc.	45,333	2,240,357
Occidental Petroleum Corp.	229,083	11,680,942
OMI Corp.	18,037	406,193
Overseas Shipholding Group, Inc.	5,794	386,460
Pacific Energy Partners LP	3,163	110,515
Pacific Ethanol, Inc. (a)(d)	11,578	214,540
Parallel Petroleum Corp. (a)	28,245	677,315
Peabody Energy Corp.	72,552	3,197,367
Penn Virginia Corp.	9,919	704,150
Penn Virginia Resource Partners LP	6,426	173,695
Petrohawk Energy Corp. (a)	44,576	497,022
Petroleum Development Corp. (a)	3,048	130,150
Petroquest Energy, Inc. (a)	26,199	315,174
Pioneer Natural Resources Co.	35,783	1,492,509
Plains Exploration & Production Co. (a)	22,461	988,509
Pogo Producing Co. (d)	13,052	579,639
Quicksilver Resources, Inc. (a)(d)	14,189	533,790
Range Resources Corp.	31,658	885,791
Rentech, Inc. (a)(d)	40,676	213,142
Rosetta Resources, Inc. (a)(d)	15,746	291,458
Ship Finance International Ltd. (NY Shares)	28,588	576,906
Southwestern Energy Co. (a)(d)	42,280	1,452,318
St. Mary Land & Exploration Co.	18,317	747,334
Stone Energy Corp. (a)	5,142	227,122
Sunoco Logistics Partners LP	2,343	105,201
Sunoco, Inc.	38,347	2,757,533
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Swift Energy Co. (a)	9,607	$ 420,402
Syntroleum Corp. (a)(d)	24,063	115,021
TC Pipelines LP	3,233	107,012
Teekay Shipping Corp.	14,222	629,466
TEPPCO Partners LP	9,330	349,222
Tesoro Corp.	23,414	1,512,779
The Exploration Co. of Delaware, Inc. (a)	34,041	399,301
Transmeridian Exploration, Inc. (a)(d)	38,330	195,483
TransMontaigne, Inc. (a)	41,823	474,273
Ultra Petroleum Corp. (a)	43,016	2,135,314
USEC, Inc.	15,100	152,661
Vaalco Energy, Inc. (a)	26,109	214,616
Valero Energy Corp.	176,843	10,150,788
Valero GP Holdings LLC	7,707	157,762
Valero LP	2,200	113,696
VeraSun Energy Corp.	24,721	544,356
W&T Offshore, Inc.	6,916	221,934
Warren Resources, Inc. (a)(d)	33,191	480,274
Western Refining, Inc.	28,150	663,496
Whiting Petroleum Corp. (a)	12,659	569,655
Williams Companies, Inc.	173,757	4,279,635
World Fuel Services Corp.	14,050	506,362
XTO Energy, Inc.	95,068	4,351,262
		318,180,648
TOTAL ENERGY		408,156,707
FINANCIALS - 22.1%
Capital Markets - 2.9%
A.G. Edwards, Inc.	22,642	1,195,950
Affiliated Managers Group, Inc. (d)	10,330	955,835
AllianceBernstein Holding LP	3,525	235,118
Ameriprise Financial, Inc.	57,695	2,638,392
Bank of New York Co., Inc.	206,283	6,962,051
Bear Stearns Companies, Inc.	30,237	3,941,393
BlackRock, Inc. Class A	4,036	525,285
Calamos Asset Management, Inc. Class A	9,049	237,265
Charles Schwab Corp.	299,086	4,878,093
Cohen & Steers, Inc.	16,926	484,253
E*TRADE Financial Corp.	116,331	2,744,248
Eaton Vance Corp. (non-vtg.) (d)	41,658	1,107,686
Federated Investors, Inc. Class B (non-vtg.)	25,168	842,625
Franklin Resources, Inc.	47,863	4,710,198
GAMCO Investors, Inc. Class A	600	22,998
GFI Group, Inc. (a)(d)	6,279	291,974
Goldman Sachs Group, Inc.	103,127	15,329,829
Greenhill & Co., Inc.	4,789	263,539
Investment Technology Group, Inc. (a)	16,566	765,515

	Shares	Value (Note 1)
Investment Technology Group, Inc. contingent payment rights (a)	1,200	$ 0
Investors Financial Services Corp.	17,441	808,565
Janus Capital Group, Inc.	70,303	1,249,987
Jefferies Group, Inc.	30,032	748,397
Knight Capital Group, Inc. Class A (a)(d)	31,740	554,180
LaBranche & Co., Inc. (a)	8,974	74,484
Ladenburg Thalmann Financial Services, Inc. (a)(d)	1,908	1,774
Legg Mason, Inc.	34,890	3,184,061
Lehman Brothers Holdings, Inc.	151,357	9,658,090
Mellon Financial Corp.	104,113	3,876,127
Merrill Lynch & Co., Inc.	259,044	19,047,505
Morgan Stanley	274,961	18,089,684
National Holdings Corp. (a)	1,200	1,680
Northern Trust Corp.	54,199	3,034,602
Nuveen Investments, Inc. Class A	21,565	1,029,513
optionsXpress Holdings, Inc.	7,000	182,840
Paulson Capital Corp.	2,600	13,650
Piper Jaffray Companies (a)(d)	10,687	626,044
Raymond James Financial, Inc.	26,159	725,127
SEI Investments Co.	20,662	1,054,588
Siebert Financial Corp.	2,700	7,425
State Street Corp.	88,511	5,469,980
Stifel Financial Corp. (a)(d)	1,333	42,616
SWS Group, Inc.	2,406	59,188
T. Rowe Price Group, Inc.	71,422	3,146,853
TD Ameritrade Holding Corp.	88,034	1,542,356
TradeStation Group, Inc. (a)	3,740	54,791
W.P. Carey & Co. LLC	6,483	177,180
W.P. Stewart & Co. Ltd.	17,502	209,674
Waddell & Reed Financial, Inc. Class A (d)	21,335	495,399
Westwood Holdings Group, Inc.	601	11,545
		123,310,152
Commercial Banks - 4.4%
1st Source Corp.	4,409	132,050
Abigail Adams National Bancorp, Inc.	302	4,198
Alabama National Bancorp, Delaware	10,198	691,526
Amcore Financial, Inc.	3,800	114,190
Ameris Bancorp	6,360	167,141
AmSouth Bancorp.	90,606	2,595,862
Arrow Financial Corp.	1,469	39,634
Associated Banc-Corp.	31,365	989,252
BancFirst Corp.	1,640	77,687
BancorpSouth, Inc.	22,204	623,044
BancTrust Financial Group, Inc.	4,088	108,536
Bank of Granite Corp.	8,038	174,907
Bank of Hawaii Corp.	12,701	620,063
Bank of the Ozarks, Inc.	1,836	58,605
BankFinancial Corp.	7,293	127,190
Banner Corp.	4,809	199,189
Bar Harbor Bankshares	2,825	81,897
BB&T Corp.	145,083	6,209,552
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
BOK Financial Corp.	10,447	$ 543,244
Boston Private Financial Holdings, Inc.	18,268	455,969
Bryn Mawr Bank Corp.	1,800	40,230
BWC Financial Corp.	3,246	132,859
Capital City Bank Group, Inc.	2,960	95,164
Capital Corp. of the West (d)	1,873	63,326
Capitol Bancorp Ltd.	6,475	273,051
Cascade Bancorp (d)	5,352	190,210
Cathay General Bancorp (d)	15,669	584,297
Centennial Bank Holdings, Inc., Delaware (a)	11,160	111,154
Center Bancorp, Inc. (d)	4,047	64,145
Central Pacific Financial Corp.	11,098	401,637
Chemical Financial Corp.	8,561	252,721
Chittenden Corp.	24,485	706,392
Citizens & Northern Corp. (d)	8,382	189,517
Citizens Banking Corp., Michigan (d)	26,399	665,255
City Holding Co.	6,000	236,280
City National Corp.	12,093	795,719
CoBiz, Inc. (d)	11,206	255,273
Colonial Bancgroup, Inc.	35,571	871,134
Columbia Banking Systems, Inc.	7,866	246,048
Comerica, Inc.	42,754	2,447,667
Commerce Bancorp, Inc., New Jersey (d)	47,753	1,590,652
Commerce Bancshares, Inc.	16,267	815,302
Commercial Bankshares, Inc.	2,566	90,503
Commercial National Financial Corp., Pennsylvania	2,005	38,095
Community Bank of Nevada (a)	4,000	135,600
Community Bank System, Inc.	8,054	176,141
Community Banks, Inc.	12,457	325,377
Community Capital Corp.	420	8,883
Community Trust Bancorp, Inc.	7,882	302,826
Compass Bancshares, Inc.	28,623	1,660,134
Cullen/Frost Bankers, Inc.	15,914	938,289
CVB Financial Corp.	14,322	213,971
East West Bancorp, Inc.	17,042	690,201
Eastern Virgina Bankshares, Inc.	800	16,800
Exchange National Bancshares, Inc.	1,200	36,600
Farmers Capital Bank Corp.	1,141	37,505
Fidelity Southern Corp.	2,900	52,635
Fifth Third Bancorp	128,136	5,040,870
Financial Institutions, Inc.	1,679	41,941
First Bancorp, North Carolina (d)	2,256	46,699
First Bancorp, Puerto Rico	18,264	167,846
First Charter Corp. (d)	12,660	307,511
First Citizen Bancshares, Inc.	1,629	318,958
First Commonwealth Financial Corp. (d)	20,769	267,089
First Community Bancorp, California (d)	7,554	404,970
First Financial Bancorp, Ohio	7,077	109,694
First Financial Bankshares, Inc.	4,438	172,416

	Shares	Value (Note 1)
First Financial Corp., Indiana (d)	1,612	$ 53,260
First Horizon National Corp.	30,724	1,173,042
First Indiana Corp.	2,462	60,196
First M&F Corp.	2,114	38,390
First Merchants Corp.	10,146	247,258
First Midwest Bancorp, Inc., Delaware	12,449	464,970
First Republic Bank, California	9,438	402,248
First State Bancorp.	7,984	204,311
First United Corp.	2,940	63,445
FirstMerit Corp.	17,918	412,293
Flag Financial Corp.	3,365	83,990
FNB Corp., North Carolina	2,400	43,320
FNB Corp., Pennsylvania	14,487	237,152
FNB Corp., Virginia	5,239	185,356
FNB Financial Services Corp.	4,416	63,281
Frontier Financial Corp., Washington (d)	12,388	506,545
Fulton Financial Corp.	52,050	869,235
Glacier Bancorp, Inc. (d)	12,752	414,185
Great Lakes Bancorp, Inc. (a)	461	7,325
Great Southern Bancorp, Inc. (d)	6,638	185,001
Greater Bay Bancorp	14,848	422,723
Greater Community Bancorp	2,978	45,415
Hancock Holding Co.	9,700	502,848
Hanmi Financial Corp.	16,972	331,293
Harleysville National Corp., Pennsylvania	6,674	137,952
Heartland Financial USA, Inc.	6,700	180,431
Heritage Commerce Corp.	5,957	139,573
Heritage Financial Corp., Washington	1,365	37,224
HF Financial Corp.	2,665	43,893
Huntington Bancshares, Inc.	52,421	1,253,910
IBERIABANK Corp. (d)	2,500	145,750
Independent Bank Corp., Massachusetts	2,103	71,817
Independent Bank Corp., Michigan	5,281	132,553
Integra Bank Corp.	5,300	136,846
Interchange Financial Services Corp. (d)	7,800	176,826
International Bancshares Corp.	24,761	705,936
Intervest Bancshares Corp. Class A (a)	6,000	252,120
Irwin Financial Corp.	5,100	97,104
KeyCorp	101,711	3,741,948
Leesport Financial Corp.	1,272	27,793
LSB Bancshares, Inc.	2,300	38,985
M&T Bank Corp.	20,017	2,451,282
Macatawa Bank Corp.	7,245	168,591
MainSource Financial Group, Inc.	7,000	118,650
Marshall & Ilsley Corp.	51,270	2,390,720
MB Financial, Inc.	9,403	346,971
Mercantile Bankshares Corp.	28,320	1,045,858
Merchants Bancshares, Inc.	1,800	43,722
Mid-State Bancshares	3,712	100,484
Midsouth Bancorp, Inc.	2,559	79,201
Midwest Banc Holdings, Inc.	3,643	87,323
Nara Bancorp, Inc.	10,600	196,100
National City Corp.	150,533	5,205,431
National Penn Bancshares, Inc.	15,880	324,746
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
NBT Bancorp, Inc.	10,179	$ 237,985
North Fork Bancorp, Inc., New York	113,070	3,102,641
North Valley Bancorp	4,421	70,736
Northern States Financial Corp.	1,100	20,900
Northrim Bancorp, Inc.	2,723	74,474
Northway Financial, Inc.	400	13,600
Old National Bancorp, Indiana	15,482	289,668
Old Second Bancorp, Inc.	3,608	109,539
Omega Financial Corp.	2,947	90,561
Oriental Financial Group, Inc.	3,582	43,915
Pacific Capital Bancorp	15,134	423,147
Park National Corp.	3,102	321,398
Peoples Bancorp, Inc.	1,390	42,034
Peoples Financial Corp., Mississippi	2,598	66,769
Pinnacle Financial Partners, Inc. (a)(d)	2,784	98,414
Placer Sierra Bancshares	21,564	512,361
PNC Financial Services Group, Inc.	76,101	5,387,190
Popular, Inc.	72,170	1,374,839
Preferred Bank, Los Angeles California	2,000	112,100
Princeton National Bancorp, Inc.	2,475	82,913
PrivateBancorp, Inc.	11,060	491,064
Prosperity Bancshares, Inc. (d)	11,892	419,550
Provident Bankshares Corp.	19,700	738,356
R&G Financial Corp. Class B	5,100	36,720
Regions Financial Corp.	116,545	4,194,455
Renasant Corp.	7,560	230,807
Republic Bancorp, Inc.	49,085	634,669
Republic Bancorp, Inc., Kentucky Class A	3,719	80,888
Royal Bancshares of Pennsylvania, Inc. Class A	2,505	65,055
S&T Bancorp, Inc.	4,720	146,650
S.Y. Bancorp, Inc.	6,382	179,717
Sandy Spring Bancorp, Inc.	8,264	301,553
Seacoast Banking Corp., Florida	4,400	135,388
Security Bank Corp., Georgia	8,800	197,120
Shore Bancshares, Inc.	2,881	81,792
Signature Bank, New York (a)(d)	14,047	461,444
Simmons First National Corp. Class A	1,653	47,639
Sky Financial Group, Inc.	29,033	714,792
South Financial Group, Inc.	30,226	817,009
Southwest Bancorp, Inc., Oklahoma	7,000	185,850
State Bancorp, Inc., New York	3,704	68,672
State National Bancshares, Inc.	6,000	228,000
Sterling Bancorp, New York	2,754	53,510
Sterling Bancshares, Inc.	26,170	542,766
Sterling Financial Corp., Pennsylvania	5,781	129,437
Sterling Financial Corp., Washington	10,236	338,402
Suffolk Bancorp	1,444	50,309
Summit Bancshares, Inc.	2,938	83,322
Sun Bancorp, Inc., New Jersey (d)	2,884	51,710
SunTrust Banks, Inc.	96,836	7,398,270

	Shares	Value (Note 1)
Susquehanna Bancshares, Inc., Pennsylvania	31,100	$ 761,017
SVB Financial Group (a)	11,988	541,738
Synovus Financial Corp.	65,485	1,904,304
TCF Financial Corp.	30,111	784,994
TD Banknorth, Inc.	27,953	827,409
Texas Capital Bancshares, Inc. (a)	11,132	220,970
Texas Regional Bancshares, Inc. Class A	17,789	680,785
TIB Financial Corp.	900	29,088
Tompkins Trustco, Inc. (d)	1,207	54,146
Trico Bancshares	8,400	206,892
Trustmark Corp.	24,817	783,473
U.S. Bancorp, Delaware	488,206	15,656,766
UCBH Holdings, Inc. (d)	37,432	679,016
UMB Financial Corp.	10,972	382,594
Umpqua Holdings Corp.	12,788	350,008
Union Bankshares Corp.	1,262	53,408
UnionBanCal Corp.	13,924	834,048
United Bankshares, Inc., West Virginia	9,703	361,631
United Community Banks, Inc., Georgia	19,512	612,677
USB Holding Co., Inc.	2,943	65,187
Vail Banks, Inc.	500	8,465
Valley National Bancorp	35,580	912,627
Virginia Commerce Bancorp, Inc. (a)(d)	19,522	432,608
Wachovia Corp.	444,199	24,266,591
Washington Banking Co., Oak Harbor	4,376	96,360
Washington Trust Bancorp, Inc.	5,572	147,045
Wells Fargo & Co.	926,640	32,200,740
WesBanco, Inc.	10,322	313,066
West Coast Bancorp, Oregon	8,534	260,628
Westamerica Bancorp.	8,154	390,006
Westbank Corp.	1,365	30,822
Western Alliance Bancorp. (a)(d)	13,310	491,272
Whitney Holding Corp.	20,174	709,520
Wilmington Trust Corp., Delaware	18,101	797,349
Wilshire Bancorp, Inc. (d)	12,000	233,160
Wintrust Financial Corp.	12,555	631,642
Yardville National Bancorp	1,968	71,104
Zions Bancorp	24,256	1,915,981
		184,819,382
Consumer Finance - 0.7%
ACE Cash Express, Inc. (a)	5,157	152,699
Advance America Cash Advance Centers, Inc.	24,112	374,700
Advanta Corp. Class B	10,752	364,063
American Express Co.	308,417	16,204,229
AmeriCredit Corp. (a)(d)	32,079	753,536
Asta Funding, Inc.	4,352	143,834
Capital One Financial Corp.	81,682	5,970,954
Cash America International, Inc.	11,063	407,893
CompuCredit Corp. (a)(d)	10,756	313,537
Consumer Portfolio Services, Inc. (a)	2,400	14,232
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
Equitex, Inc.:
Class A warrants 2/7/10 (a)	258	$ 0
Class B warrants 2/7/10 (a)	258	0
EZCORP, Inc. Class A (a)	8,623	338,625
First Cash Financial Services, Inc. (d)	9,774	203,592
First Marblehead Corp. (d)	6,528	342,720
Nelnet, Inc. Class A (a)	4,052	120,547
Rewards Network, Inc. (a)(d)	2,360	10,266
SLM Corp.	115,263	5,593,713
Student Loan Corp.	1,055	193,909
United Panam Financial Corp. (a)	2,332	39,807
World Acceptance Corp. (a)(d)	3,244	129,663
		31,672,519
Diversified Financial Services - 4.6%
Asset Acceptance Capital Corp. (a)	6,300	93,177
Bank of America Corp.	1,266,081	65,165,189
CBOT Holdings, Inc. Class A (d)	5,153	605,374
Chicago Mercantile Exchange Holdings, Inc. Class A	8,619	3,792,360
CIT Group, Inc.	57,360	2,584,642
Citigroup, Inc.	1,383,613	68,281,302
Encore Capital Group, Inc. (a)(d)	9,436	109,835
Financial Federal Corp.	4,950	129,690
Finova Group, Inc. (a)	3,400	306
First Albany Companies, Inc. (a)	1,530	5,401
Imperial Credit Industries, Inc. warrants 1/31/08 (a)	89	0
IntercontinentalExchange, Inc. (d)	12,255	775,251
International Securities Exchange, Inc. Class A (d)	8,000	340,400
JPMorgan Chase & Co.	966,843	44,146,051
Leucadia National Corp. (d)	45,952	1,182,345
Medallion Financial Corp.	100	1,169
MicroFinancial, Inc.	100	338
Moody's Corp.	65,887	4,030,967
NYSE Group, Inc. (a)(d)	13,700	812,410
PICO Holdings, Inc. (a)	3,600	122,004
Portfolio Recovery Associates, Inc. (a)(d)	10,495	416,861
Resource America, Inc. Class A	2,300	47,380
The NASDAQ Stock Market, Inc. (a)	26,401	752,693
		193,395,145
Insurance - 5.1%
21st Century Holding Co. (d)	1,244	19,245
21st Century Insurance Group	12,491	187,740
ACE Ltd.	86,641	4,666,484
AFLAC, Inc.	138,786	6,255,085
Alfa Corp.	13,600	229,840
Alleghany Corp.	1,609	453,818
Allstate Corp.	174,558	10,113,891
AMBAC Financial Group, Inc.	24,942	2,159,728

	Shares	Value (Note 1)
American Equity Investment Life Holding Co. (d)	6,025	$ 69,709
American Financial Group, Inc., Ohio	12,444	581,384
American Independence Corp. (a)	587	6,457
American International Group, Inc.	637,699	40,697,950
American National Insurance Co.	4,651	535,051
American Physicians Capital, Inc. (a)	2,003	98,808
AmerUs Group Co.	8,791	596,030
Aon Corp.	74,219	2,565,751
Arch Capital Group Ltd.	12,378	737,729
Argonaut Group, Inc. (a)	9,907	304,640
Arthur J. Gallagher & Co. (d)	26,503	710,280
Aspen Insurance Holdings Ltd.	17,785	439,823
Assurant, Inc.	27,599	1,419,969
Assured Guaranty Ltd.	18,485	494,474
Atlantic American Corp. (a)	100	261
Axis Capital Holdings Ltd.	40,593	1,316,431
Baldwin & Lyons, Inc. Class B	3,450	84,491
Berkshire Hathaway, Inc. Class A (a)	289	27,772,033
Bristol West Holdings, Inc.	11,187	164,785
Brown & Brown, Inc.	25,380	759,877
Cincinnati Financial Corp.	39,743	1,854,408
Citizens Financial Corp., Kentucky (a)	200	1,198
Citizens, Inc. Class A (d)	8,584	45,667
Clark, Inc.	1,340	17,299
CNA Financial Corp. (a)(d)	13,280	460,418
CNA Surety Corp. (a)	8,543	170,006
Commerce Group, Inc., Massachusetts	18,834	561,065
Conseco, Inc. (d)	40,254	833,258
Crawford & Co. Class B	10,194	80,635
Delphi Financial Group, Inc. Class A	13,990	543,931
EMC Insurance Group	4,920	144,205
Endurance Specialty Holdings Ltd.	20,235	652,983
Enstar Group, Inc. (a)(d)	1,685	159,907
Erie Indemnity Co. Class A	17,510	893,710
Everest Re Group Ltd.	20,475	1,924,241
FBL Financial Group, Inc. Class A	4,209	139,570
Fidelity National Financial, Inc.	43,470	1,748,798
Fidelity National Title Group, Inc. Class A (d)	5,812	117,170
First Acceptance Corp. (a)(d)	3,950	46,847
First American Corp., California (d)	18,758	761,950
FPIC Insurance Group, Inc. (a)	1,648	67,964
Gainsco, Inc. (a)	500	4,000
Genworth Financial, Inc. Class A (non-vtg.)	124,945	4,301,856
Great American Financial Resources, Inc.	3,327	69,667
Hanover Insurance Group, Inc.	16,186	720,277
Harleysville Group, Inc.	5,500	197,945
Hartford Financial Services Group, Inc.	81,274	6,978,186
HCC Insurance Holdings, Inc. (d)	24,840	807,052
Hilb Rogal & Hobbs Co.	15,994	692,060
Horace Mann Educators Corp.	18,001	330,498
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Independence Holding Co.	2,448	$ 49,180
Infinity Property & Casualty Corp.	13,763	522,306
Investors Title Co.	1,058	46,023
IPC Holdings Ltd.	16,980	474,591
Kansas City Life Insurance Co.	1,100	46,959
LandAmerica Financial Group, Inc.	6,128	387,535
Lincoln National Corp. (d)	72,482	4,399,657
Loews Corp.	129,865	4,997,205
Markel Corp. (a)	2,874	1,044,210
Marsh & McLennan Companies, Inc.	148,041	3,872,753
Max Re Capital Ltd.	20,186	468,517
MBIA, Inc.	33,650	2,073,850
Meadowbrook Insurance Group, Inc. (a)	600	6,204
Mercury General Corp.	7,846	394,418
MetLife, Inc.	127,793	7,032,449
Montpelier Re Holdings Ltd.	25,421	458,849
National Financial Partners Corp.	9,826	361,793
National Security Group, Inc.	1,645	25,662
National Western Life Insurance Co. Class A	488	112,386
Nationwide Financial Services, Inc. Class A (sub. vtg.)	17,916	867,314
Navigators Group, Inc. (a)	2,148	98,980
Nymagic, Inc.	2,556	75,632
Odyssey Re Holdings Corp. (d)	5,220	158,688
Ohio Casualty Corp.	17,939	465,517
Old Republic International Corp.	52,130	1,089,517
PartnerRe Ltd.	14,242	915,761
Penn Treaty American Corp. (a)	10,000	78,300
Philadelphia Consolidated Holdings Corp. (a)	16,266	588,179
Phoenix Companies, Inc. (d)	34,255	505,604
Platinum Underwriters Holdings Ltd.	20,207	600,148
PMA Capital Corp. Class A	5,400	50,490
Presidential Life Corp.	5,318	125,345
Principal Financial Group, Inc.	76,128	4,053,055
ProAssurance Corp. (a)	9,253	465,426
Progressive Corp.	196,353	4,828,320
Protective Life Corp. (d)	18,166	836,181
Prudential Financial, Inc.	137,564	10,098,573
Reinsurance Group of America, Inc.	10,962	566,516
RenaissanceRe Holdings Ltd.	18,516	953,574
RLI Corp. (d)	10,172	497,411
RTW, Inc. (a)	1,450	15,167
SAFECO Corp.	30,366	1,752,422
Safety Insurance Group, Inc.	6,129	315,153
Scottish Re Group Ltd.	20,458	185,759
SCPIE Holding, Inc. (a)	2,045	48,691
SeaBright Insurance Holdings, Inc. (a)	6,000	75,960
Security Capital Assurance Ltd. (a)	6,000	131,100
Selective Insurance Group, Inc.	8,808	458,192

	Shares	Value (Note 1)
StanCorp Financial Group, Inc.	16,486	$ 767,753
State Auto Financial Corp.	6,061	189,952
Stewart Information Services Corp.	5,850	199,544
The Chubb Corp.	108,774	5,456,104
The Midland Co.	3,869	160,177
The St. Paul Travelers Companies, Inc.	189,751	8,330,069
Torchmark Corp.	24,389	1,517,240
Tower Group, Inc.	19,541	569,816
Transatlantic Holdings, Inc.	5,642	346,532
Unico American Corp. (a)	3,435	36,102
United Fire & Casualty Co.	3,976	111,248
Unitrin, Inc.	12,000	526,560
Universal American Financial Corp. (a)	11,700	179,361
UnumProvident Corp.	85,275	1,615,961
USI Holdings Corp. (a)(d)	8,771	117,268
UTG, Inc. (a)	300	2,400
W.R. Berkley Corp.	49,968	1,748,880
Wesco Financial Corp.	484	203,546
White Mountains Insurance Group Ltd.	2,570	1,359,530
XL Capital Ltd. Class A	51,646	3,390,043
Zenith National Insurance Corp.	8,658	327,272
		213,599,415
Real Estate Investment Trusts - 2.5%
Aames Investment Corp., Maryland	17,394	69,750
Acadia Realty Trust (SBI) (d)	9,120	224,717
Agree Realty Corp.	1,490	48,142
Alexanders, Inc. (a)	542	155,961
Alexandria Real Estate Equities, Inc.	9,420	923,348
AMB Property Corp. (SBI)	19,165	1,069,982
American Campus Communities, Inc.	15,575	404,483
American Financial Realty Trust (SBI)	68,453	785,156
American Home Mortgage Investment Corp. (d)	7,560	239,652
American Land Lease, Inc.	3,001	71,814
American Mortgage Acceptance Co.	1,588	27,457
AmeriVest Properties, Inc. (a)	4,569	22,434
Annaly Capital Management, Inc.	63,361	792,646
Anthracite Capital, Inc.	20,614	264,890
Anworth Mortgage Asset Corp. (d)	4,800	37,584
Apartment Investment & Management Co. Class A	25,673	1,315,485
Arbor Realty Trust, Inc.	13,814	347,422
Archstone-Smith Trust	55,696	2,961,913
Ashford Hospitality Trust, Inc.	26,680	319,360
Associated Estates Realty Corp.	7,843	110,194
AvalonBay Communities, Inc.	17,052	2,063,292
BioMed Realty Trust, Inc.	16,039	499,454
BNP Residential Properties, Inc.	3,537	83,685
Boston Properties, Inc.	27,007	2,744,721
Boykin Lodging Co. (a)	6,069	66,577
Brandywine Realty Trust (SBI)	25,137	820,220
BRE Properties, Inc. Class A	15,667	925,763
BRT Realty Trust	4,566	123,191
Camden Property Trust (SBI)	10,727	832,308
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Capital Lease Funding, Inc.	13,883	$ 158,683
Capital Trust, Inc. Class A (d)	8,506	333,861
CapitalSource, Inc. (d)	35,458	861,629
Capstead Mortgage Corp. (d)	2,634	21,651
CBL & Associates Properties, Inc. (d)	18,443	751,368
Cedar Shopping Centers, Inc.	10,479	161,167
CentraCore Properties Trust	2,637	75,471
Colonial Properties Trust (SBI) (d)	10,906	540,719
Corporate Office Properties Trust (SBI)	12,428	583,743
Cousins Properties, Inc.	17,570	603,881
Crescent Real Estate Equities Co. (d)	31,701	686,327
Deerfield Triarc Capital Corp.	34,540	458,000
Developers Diversified Realty Corp.	28,083	1,519,290
DiamondRock Hospitality Co.	23,200	389,760
Digital Realty Trust, Inc.	8,246	246,638
Duke Realty Corp.	34,426	1,307,499
Eastgroup Properties, Inc.	6,213	316,925
ECC Capital Corp. (d)	35,669	35,669
Education Realty Trust, Inc.	7,044	99,813
Entertainment Properties Trust (SBI)	7,556	376,742
Equity Inns, Inc.	10,932	168,134
Equity Lifestyle Properties, Inc.	4,988	223,612
Equity Office Properties Trust	107,352	3,981,686
Equity One, Inc.	12,267	308,515
Equity Residential (SBI)	78,158	3,897,739
Essex Property Trust, Inc.	6,355	797,362
Extra Space Storage, Inc.	20,365	356,388
Federal Realty Investment Trust (SBI) (d)	16,905	1,252,153
FelCor Lodging Trust, Inc. (d)	31,507	675,825
Fieldstone Investment Corp.	8,500	73,015
First Industrial Realty Trust, Inc. (d)	14,831	642,479
First Potomac Realty Trust	12,120	375,841
Franklin Street Properties Corp.	25,663	482,464
Friedman, Billings, Ramsey Group, Inc. Class A (d)	42,888	353,826
General Growth Properties, Inc.	61,373	2,782,038
Getty Realty Corp.	7,503	225,840
Gladstone Commercial Corp.	900	18,180
Glenborough Realty Trust, Inc.	8,600	221,966
Glimcher Realty Trust	6,287	153,403
Global Signal, Inc. (d)	3,622	173,856
GMH Communities Trust	18,812	240,605
Gramercy Capital Corp. (d)	3,996	108,292
Health Care Property Investors, Inc. (d)	41,781	1,257,190
Health Care REIT, Inc. (d)	26,430	1,055,614
Healthcare Realty Trust, Inc.	13,961	504,830
Heritage Property Investment Trust, Inc.	7,067	256,956
Highland Hospitality Corp.	18,812	259,041
Highwoods Properties, Inc. (SBI)	11,942	450,691
Home Properties of New York, Inc.	10,800	614,304
HomeBanc Mortgage Corp., Georgia	25,009	167,560

	Shares	Value (Note 1)
Hospitality Properties Trust (SBI)	14,014	$ 649,128
Host Hotels & Resorts, Inc.	147,060	3,314,732
HRPT Properties Trust (SBI) (d)	84,433	979,423
Impac Mortgage Holdings, Inc. (d)	14,479	131,614
Inland Real Estate Corp.	41,397	668,562
Innkeepers USA Trust (SBI)	6,459	106,961
Investors Real Estate Trust (d)	10,700	102,399
iStar Financial, Inc. (d)	21,722	910,586
Kilroy Realty Corp.	9,900	782,793
Kimco Realty Corp.	45,239	1,879,680
Kite Realty Group Trust	15,000	244,350
KKR Financial Corp.	30,508	729,446
LaSalle Hotel Properties (SBI)	14,482	636,339
Lexington Corporate Properties Trust (d)	33,426	702,615
Liberty Property Trust (SBI) (d)	16,295	780,042
Longview Fibre Co.	31,967	666,192
LTC Properties, Inc.	5,854	139,442
Luminent Mortgage Capital, Inc.	15,498	156,995
Mack-Cali Realty Corp.	15,836	841,683
Maguire Properties, Inc. (d)	19,391	773,895
Medical Properties Trust, Inc.	50,788	680,051
MFA Mortgage Investments, Inc. (d)	22,926	161,170
Mid-America Apartment Communities, Inc. (d)	10,561	637,884
Mission West Properties, Inc.	6,896	74,822
Monmouth Real Estate Investment Corp. Class A	5,400	43,794
MortgageIT Holdings, Inc.	12,406	179,639
National Health Investors, Inc.	8,489	232,089
National Health Realty, Inc.	5,083	97,594
National Retail Properties, Inc.	18,845	419,113
Nationwide Health Properties, Inc.	24,326	633,936
New Century Financial Corp. (d)	12,378	479,152
New Plan Excel Realty Trust (d)	21,703	598,786
Newcastle Investment Corp.	13,959	383,314
NorthStar Realty Finance Corp. (d)	15,000	179,850
Novastar Financial, Inc. (d)	9,493	279,664
Omega Healthcare Investors, Inc.	11,978	176,915
One Liberty Properties, Inc.	3,094	66,397
Opteum, Inc. Class A	8,157	68,437
Pan Pacific Retail Properties, Inc.	15,087	1,053,374
Parkway Properties, Inc.	2,300	112,746
Pennsylvania (REIT) (SBI)	12,313	521,086
Plum Creek Timber Co., Inc.	38,906	1,355,096
Post Properties, Inc.	13,012	627,178
Potlatch Corp.	12,155	465,658
ProLogis Trust	59,378	3,352,482
PS Business Parks, Inc.	5,673	346,734
Public Storage, Inc. (d)	34,328	2,974,521
RAIT Investment Trust (SBI)	22,841	639,091
Ramco-Gershenson Properties Trust (SBI)	5,200	166,400
Rayonier, Inc.	14,827	585,667
Realty Income Corp.	24,049	591,365
Reckson Associates Realty Corp.	21,915	937,743
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Redwood Trust, Inc.	13,329	$ 648,323
Regency Centers Corp.	11,938	803,069
Saul Centers, Inc.	2,530	110,460
Saxon Capital, Inc.	9,373	130,378
Senior Housing Properties Trust (SBI)	29,194	594,098
Simon Property Group, Inc.	59,766	5,067,559
Sizeler Property Investors, Inc.	6,129	91,874
SL Green Realty Corp. (d)	7,936	885,340
Sovran Self Storage, Inc. (d)	3,400	183,872
Spirit Finance Corp.	37,838	429,461
Strategic Hotel & Resorts, Inc.	16,527	337,151
Sun Communities, Inc.	4,061	130,724
Sunstone Hotel Investors, Inc.	12,888	385,351
Tanger Factory Outlet Centers, Inc. (d)	5,800	207,640
Taubman Centers, Inc. (d)	12,222	492,424
The Macerich Co.	16,941	1,264,815
The Mills Corp.	16,748	301,129
Thornburg Mortgage, Inc. (SBI) (d)	34,699	797,036
Transcontinental Realty Investors, Inc. (a)	600	7,968
Trizec Properties, Inc. (d)	24,700	713,089
Trustreet Properties, Inc.	43,911	534,397
U-Store-It Trust	24,318	484,415
UMH Properties, Inc.	4,571	70,165
United Dominion Realty Trust, Inc. (SBI)	34,239	1,044,632
Universal Health Realty Income Trust (SBI)	5,117	185,696
Urstadt Biddle Properties, Inc.	365	5,953
Urstadt Biddle Properties, Inc. Class A	7,415	127,686
Ventas, Inc.	22,496	900,965
Vornado Realty Trust	32,547	3,447,053
Washington (REIT) (SBI)	11,409	463,434
Weingarten Realty Investors (SBI)	19,550	829,311
Winston Hotels, Inc.	7,079	84,311
Winthrop Realty Trust (d)	983	6,173
		106,044,419
Real Estate Management & Development - 0.2%
Affordable Residential Communties, Inc. (d)	13,684	142,040
AMEN Properties, Inc. (a)	75	480
Brookfield Properties Corp.	30,000	1,051,500
CB Richard Ellis Group, Inc. Class A (a)(d)	54,410	1,251,430
Consolidated-Tomoka Land Co.	2,369	157,870
Forest City Enterprises, Inc. Class A	17,426	937,170
Jones Lang LaSalle, Inc.	7,473	622,202
Move, Inc.	35,059	160,570
Realogy Corp. (a)	67,548	1,445,527
Tejon Ranch Co. (a)(d)	2,241	97,237
The St. Joe Co. (d)	21,068	1,073,625
Trammell Crow Co. (a)	13,635	469,317
United Capital Corp. (a)	1,894	50,286
		7,459,254

	Shares	Value (Note 1)
Thrifts & Mortgage Finance - 1.7%
Accredited Home Lenders Holding Co. (a)(d)	5,940	$ 189,664
Aether Holdings, Inc. (a)	7,213	42,989
Anchor BanCorp Wisconsin, Inc.	7,806	228,091
Astoria Financial Corp. (d)	29,927	918,759
Bank Mutual Corp.	15,096	185,832
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	9,000	126,630
BankUnited Financial Corp. Class A (d)	20,903	538,670
BCSB Bankcorp, Inc.	3,011	37,818
Berkshire Hills Bancorp, Inc.	1,240	46,277
Brookline Bancorp, Inc., Delaware	10,845	144,781
Camco Financial Corp.	404	5,337
Capital Crossing Bank (a)	2,000	53,620
Capitol Federal Financial	16,083	545,857
CFS Bancorp, Inc.	800	12,000
Charter Financial Corp., Georgia	817	32,018
Charter Municipal Mortgage Acceptance Co.	12,910	259,878
Citizens South Banking Corp., Delaware	3,732	51,614
City Bank Lynnwood, Washington	5,594	284,567
Clifton Savings Bancorp, Inc.	14,601	159,735
Coastal Financial Corp.	8,041	109,036
Commercial Capital Bancorp, Inc.	15,540	246,931
Corus Bankshares, Inc.	17,200	375,132
Countrywide Financial Corp.	164,920	5,574,296
Dime Community Bancshares, Inc. (d)	7,725	110,390
Doral Financial Corp.	18,000	90,180
Downey Financial Corp.	4,495	275,948
ESB Financial Corp.	5,043	57,490
Fannie Mae	270,258	14,229,084
Farmer Mac Class A (multi-vtg.)	700	13,321
Fidelity Bankshares, Inc.	6,982	264,548
First Busey Corp.	6,641	143,114
First Defiance Financial Corp.	3,067	83,698
First Financial Holdings, Inc.	3,500	120,890
First Financial Service Corp.	2,233	68,441
First Niagara Financial Group, Inc.	33,807	505,753
First Place Financial Corp. (d)	3,046	71,672
FirstFed Financial Corp., Delaware (a)(d)	3,873	196,981
Flagstar Bancorp, Inc.	7,834	113,906
Flushing Financial Corp.	3,135	54,957
Franklin Bank Corp.	10,118	201,146
Freddie Mac	192,239	12,226,400
Fremont General Corp. (d)	16,514	235,820
Golden West Financial Corp., Delaware	80,270	6,059,582
Guaranty Federal Bancshares, Inc.	900	25,290
Harbor Florida Bancshares, Inc.	4,705	208,384
Hingham Institution for Savings	1,466	54,242
Home Federal Bancorp	2,206	58,525
Horizon Financial Corp.	4,727	141,526
Hudson City Bancorp, Inc.	147,896	1,931,522
IndyMac Bancorp, Inc.	19,341	756,233
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
ITLA Capital Corp.	900	$ 47,205
KNBT Bancorp, Inc.	11,351	183,886
MAF Bancorp., Inc.	17,610	726,765
MASSBANK Corp.	742	24,538
MGIC Investment Corp.	22,280	1,289,344
NASB Financial, Inc. (d)	1,172	40,879
NetBank, Inc.	7,793	47,849
New York Community Bancorp, Inc.	75,392	1,237,183
NewAlliance Bancshares, Inc.	28,814	420,108
NewMil Bancorp, Inc.	2,298	92,380
Northwest Bancorp, Inc.	6,200	164,920
OceanFirst Financial Corp.	5,699	124,580
Ocwen Financial Corp. (a)(d)	13,732	202,547
Pacific Premier Bancorp, Inc. (a)	40	478
Pamrapo Bancorp, Inc.	2,741	54,491
Parkvale Financial Corp.	500	15,440
Partners Trust Financial Group, Inc.	15,509	169,979
People's Bank, Connecticut	20,516	741,653
Peoples Bancorp, Auburn, Indiana	300	5,760
PFF Bancorp, Inc.	7,650	276,089
Provident Financial Holdings, Inc.	1,350	41,351
Provident Financial Services, Inc.	37,529	699,916
Provident New York Bancorp	7,401	103,244
PVF Capital Corp.	4,083	40,830
Radian Group, Inc.	17,444	1,044,547
Riverview Bancorp, Inc.	5,022	65,788
Sovereign Bancorp, Inc.	99,280	2,068,995
TF Financial Corp.	1,583	48,123
The PMI Group, Inc. (d)	21,713	938,870
TierOne Corp.	10,000	341,100
Timberland Bancorp, Inc.	2,452	95,702
Triad Guaranty, Inc. (a)	4,250	213,648
Trustco Bank Corp., New York	56,771	624,481
United Community Financial Corp., Ohio	10,530	133,836
W Holding Co., Inc.	28,060	141,703
Washington Federal, Inc.	21,759	483,485
Washington Mutual, Inc.	271,654	11,379,586
Webster Financial Corp.	12,478	589,461
Westfield Financial, Inc. (d)	2,266	65,533
Willow Grove Bancorp, Inc.	4,146	68,077
WSFS Financial Corp.	2,374	150,156
		73,673,081
TOTAL FINANCIALS		933,973,367
HEALTH CARE - 12.5%
Biotechnology - 1.8%
Aastrom Biosciences, Inc. (a)(d)	1,900	2,318
Alexion Pharmaceuticals, Inc. (a)(d)	9,248	347,262
Alkermes, Inc. (a)	31,772	519,472
Amgen, Inc. (a)	331,731	22,534,487

	Shares	Value (Note 1)
Amylin Pharmaceuticals, Inc. (a)(d)	30,873	$ 1,399,473
Antigenics, Inc. (a)(d)	5,388	10,399
Arena Pharmaceuticals, Inc. (a)(d)	21,093	258,811
ARIAD Pharmaceuticals, Inc. (a)(d)	6,185	29,379
ArQule, Inc. (a)	3,400	17,272
Array Biopharma, Inc. (a)	21,015	178,207
Avant Immunotherapeutics, Inc. (a)	2,169	3,188
AVI BioPharma, Inc. (a)(d)	2,700	11,151
Avigen, Inc. (a)	1,600	8,528
Axonyx, Inc. (a)(d)	22,314	23,430
BioCryst Pharmaceuticals, Inc. (a)(d)	1,700	17,374
Biogen Idec, Inc. (a)	98,094	4,329,869
BioMarin Pharmaceutical, Inc. (a)(d)	43,947	731,278
Biopure Corp. Class A (a)(d)	907	834
BioSphere Medical, Inc. (a)(d)	800	5,096
Boston Life Sciences, Inc. (a)(d)	1,080	4,244
Celgene Corp. (a)(d)	95,474	3,884,837
Cell Genesys, Inc. (a)(d)	5,600	27,944
Cell Therapeutics, Inc. (a)(d)	4,949	7,522
Cephalon, Inc. (a)(d)	17,984	1,025,448
Cepheid, Inc. (a)	4,999	40,742
Cubist Pharmaceuticals, Inc. (a)(d)	16,366	383,946
CuraGen Corp. (a)	4,779	14,433
CV Therapeutics, Inc. (a)(d)	10,344	116,370
Cytogen Corp. (a)	370	881
Cytokinetics, Inc. (a)	12,030	82,045
Dendreon Corp. (a)(d)	18,158	87,703
Digene Corp. (a)	10,606	441,740
Dyax Corp. (a)	9,586	34,222
Embrex, Inc. (a)	2,200	24,266
Encysive Pharmaceuticals, Inc. (a)	14,400	63,504
EntreMed, Inc. (a)(d)	3,700	6,623
Enzon Pharmaceuticals, Inc. (a)(d)	4,594	37,579
Exact Sciences Corp. (a)	3,245	6,198
Genaera Corp. (a)	7,533	3,390
Genelabs Technologies, Inc. (a)(d)	1,960	2,391
Genentech, Inc. (a)(d)	129,808	10,711,756
Genitope Corp. (a)(d)	11,809	34,364
Genta, Inc. (a)(d)	23,275	35,611
GenVec, Inc. (a)	17,041	21,301
Genzyme Corp. (a)	72,979	4,833,399
Geron Corp. (a)(d)	33,352	234,131
Gilead Sciences, Inc. (a)	127,861	8,106,387
GTC Biotherapeutics, Inc. (a)(d)	4,100	5,453
Hemispherx Biopharma, Inc. (a)(d)	800	1,840
Human Genome Sciences, Inc. (a)(d)	30,411	341,516
ICOS Corp. (a)(d)	22,927	563,546
Idenix Pharmaceuticals, Inc. (a)(d)	3,770	38,115
IDM Pharma, Inc. (a)(d)	442	1,114
ImClone Systems, Inc. (a)(d)	20,461	611,784
ImmunoGen, Inc. (a)	2,572	9,439
Immunomedics, Inc. (a)(d)	5,227	11,761
Incyte Corp. (a)	25,016	127,832
Indevus Pharmaceuticals, Inc. (a)	8,080	51,066
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
InterMune, Inc. (a)(d)	3,546	$ 61,133
Introgen Therapeutics, Inc. (a)(d)	5,766	22,833
Isis Pharmaceuticals, Inc. (a)	7,200	55,008
Keryx Biopharmaceuticals, Inc. (a)	20,000	274,600
Kosan Biosciences, Inc. (a)	1,712	5,804
La Jolla Pharmaceutical Co. (a)(d)	2,083	7,832
Lexicon Genetics, Inc. (a)(d)	5,448	22,773
Ligand Pharmaceuticals, Inc. Class B (a)(d)	13,269	134,548
MannKind Corp. (a)(d)	11,612	213,893
Martek Biosciences (a)(d)	8,435	253,640
Maxygen, Inc. (a)	5,600	46,256
Medarex, Inc. (a)	25,798	277,071
MedImmune, Inc. (a)	69,602	1,923,799
Millennium Pharmaceuticals, Inc. (a)(d)	90,941	987,619
Momenta Pharmaceuticals, Inc. (a)(d)	9,320	147,908
Monogram Biosciences, Inc. (a)(d)	16,850	30,330
Myogen, Inc. (a)	9,543	332,096
Myriad Genetics, Inc. (a)(d)	10,926	276,319
Nabi Biopharmaceuticals (a)	10,423	61,808
Neopharm, Inc. (a)(d)	3,269	16,247
Neose Technologies, Inc. (a)	1,356	3,783
Neurocrine Biosciences, Inc. (a)(d)	13,281	153,927
Neurogen Corp. (a)	500	2,815
Northfield Laboratories, Inc. (a)(d)	9,454	102,481
Novavax, Inc. (a)(d)	5,764	24,382
NPS Pharmaceuticals, Inc. (a)	5,449	24,303
Nuvelo, Inc. (a)	16,334	338,277
ONYX Pharmaceuticals, Inc. (a)(d)	7,174	108,399
Orchid Cellmark, Inc. (a)	3,164	8,290
Orthologic Corp. (a)	7,445	10,572
Oscient Pharmaceuticals Corp. (a)	5,546	6,933
OSI Pharmaceuticals, Inc. (a)(d)	20,679	770,706
Palatin Technologies, Inc. (a)(d)	11,411	28,071
PDL BioPharma, Inc. (a)(d)	31,187	614,384
Peregrine Pharmaceuticals, Inc. (a)(d)	8,337	11,505
Pharmacopeia Drug Discovery, Inc. (a)	2,082	8,786
Pharmacyclics, Inc. (a)	4,032	17,741
Pharmion Corp. (a)	9,030	167,777
Poniard Pharmaceuticals, Inc. (a)(d)	4,739	2,986
PRAECIS Pharmaceuticals, Inc. (a)	1,750	3,693
Progenics Pharmaceuticals, Inc. (a)	2,119	47,974
Regeneron Pharmaceuticals, Inc. (a)	12,628	200,533
Renovis, Inc. (a)(d)	8,456	124,641
Repligen Corp. (a)	5,105	16,489
Rigel Pharmaceuticals, Inc. (a)	7,216	71,583
Sangamo Biosciences, Inc. (a)(d)	1,300	7,189
Savient Pharmaceuticals, Inc. (a)	25,200	163,296
SciClone Pharmaceuticals, Inc. (a)	6,560	16,334
Seattle Genetics, Inc. (a)	6,835	31,578
Senomyx, Inc. (a)	16,378	253,859

	Shares	Value (Note 1)
Sirna Therapeutics, Inc. (a)(d)	9,506	$ 53,709
Solexa, Inc. (a)(d)	50	435
Sonus Pharmaceuticals, Inc. (a)	200	924
StemCells, Inc. (a)(d)	6,132	14,226
Tanox, Inc. (a)(d)	5,060	75,951
Tapestry Pharmaceuticals, Inc. (a)	630	1,827
Telik, Inc. (a)(d)	11,107	198,038
Theravance, Inc. (a)	23,140	614,136
Titan Pharmaceuticals, Inc. (a)(d)	1,300	3,159
Trimeris, Inc. (a)	2,400	22,392
United Therapeutics Corp. (a)	6,694	365,425
Vanda Pharmaceuticals, Inc.	8,042	75,836
Vertex Pharmaceuticals, Inc. (a)	28,200	971,490
Vical, Inc. (a)	1,900	10,754
Vion Pharmaceuticals, Inc. (a)(d)	4,500	5,490
Viragen, Inc. (a)(d)	1,410	522
XOMA Ltd. (a)	11,000	18,700
Zymogenetics, Inc. (a)	13,884	268,517
		73,660,606
Health Care Equipment & Supplies - 1.9%
Abaxis, Inc. (a)(d)	10,040	241,161
Abiomed, Inc. (a)(d)	4,599	68,617
Adeza Biomedical Corp. (a)	5,000	84,850
Advanced Medical Optics, Inc. (a)(d)	22,107	1,064,452
Aksys Ltd. (d)	2,317	2,062
Align Technology, Inc. (a)	12,048	75,300
American Medical Systems Holdings, Inc. (a)(d)	23,426	411,361
Analogic Corp.	2,200	125,026
Angiodynamics, Inc. (a)	5,000	90,600
Arrow International, Inc.	6,467	208,949
ArthroCare Corp. (a)	9,320	425,085
Aspect Medical Systems, Inc. (a)(d)	5,515	106,550
Atrion Corp.	200	15,092
Bausch & Lomb, Inc.	13,280	642,885
Baxter International, Inc.	183,551	8,145,993
Beckman Coulter, Inc.	16,364	896,256
Becton, Dickinson & Co.	62,621	4,364,684
BioLase Technology, Inc. (a)(d)	3,357	21,955
Biomet, Inc.	59,094	1,932,965
Biosite, Inc. (a)(d)	5,103	224,532
Boston Scientific Corp. (a)	380,813	6,641,379
C.R. Bard, Inc.	26,687	2,006,329
Candela Corp. (a)	8,492	88,572
Cantel Medical Corp. (a)(d)	9,146	129,233
Cardiac Science Corp. (a)	1,171	8,888
Cardiodynamics International Corp. (a)	8,210	5,828
Cerus Corp. (a)(d)	6,500	42,120
Cholestech Corp. (a)	2,955	32,623
Clarient, Inc. (a)(d)	3,500	3,010
Conceptus, Inc. (a)(d)	3,357	57,908
CONMED Corp. (a)	4,900	100,401
Conor Medsystems, Inc. (a)	21,392	577,584
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cooper Companies, Inc.	11,993	$ 599,410
Cutera, Inc. (a)	5,000	116,100
Cyberonics, Inc. (a)(d)	3,730	60,724
Cytyc Corp. (a)	33,204	793,244
Dade Behring Holdings, Inc.	23,712	960,099
Datascope Corp.	2,900	95,497
DENTSPLY International, Inc.	37,222	1,212,693
DexCom, Inc. (a)(d)	14,683	188,530
DiaSys Corp. (a)	2,600	598
DJO, Inc. (a)	6,919	266,866
Edwards Lifesciences Corp. (a)(d)	17,978	839,393
Encore Medical Corp. (a)(d)	8,288	52,960
EPIX Pharmaceuticals, Inc. (a)	2,304	14,907
ev3, Inc. (a)(d)	2,714	41,280
Exactech, Inc. (a)	2,290	28,854
Fonar Corp. (a)	20,925	7,732
Foxhollow Technologies, Inc. (a)	2,656	83,212
Gen-Probe, Inc. (a)	15,309	744,170
Greatbatch, Inc. (a)	3,200	78,272
Haemonetics Corp. (a)(d)	7,964	370,963
HealthTronics, Inc. (a)	6,799	44,737
Hillenbrand Industries, Inc.	18,843	1,075,370
Hologic, Inc. (a)	14,358	619,978
Hospira, Inc. (a)	42,182	1,545,127
I-Flow Corp. (a)(d)	9,419	113,593
ICU Medical, Inc. (a)	4,550	200,246
IDEXX Laboratories, Inc. (a)(d)	9,109	838,119
Immucor, Inc. (a)	17,970	373,237
Implant Sciences Corp. (a)(d)	200	514
Integra LifeSciences Holdings Corp. (a)	4,000	153,840
Intermagnetics General Corp. (a)	13,838	376,809
IntraLase Corp. (a)(d)	22,171	417,037
Intuitive Surgical, Inc. (a)	9,941	938,430
Invacare Corp.	14,875	345,249
Inverness Medical Innovations, Inc. (a)(d)	10,197	344,353
IRIS International, Inc. (a)	7,093	69,582
IVAX Diagnostics, Inc. (a)	3,600	4,680
Kensey Nash Corp. (a)(d)	1,410	38,183
Kewaunee Scientific Corp.	1,601	13,560
Kinetic Concepts, Inc. (a)	16,092	508,507
Kyphon, Inc. (a)(d)	15,567	563,681
LifeCell Corp. (a)	15,772	475,999
Medical Action Industries, Inc. (a)	2,800	68,432
Medtronic, Inc.	338,941	15,896,333
Mentor Corp. (d)	10,633	516,126
Meridian Bioscience, Inc.	17,027	406,264
Merit Medical Systems, Inc. (a)	3,204	44,920
Microtek Medical Holdings, Inc. (a)	9,444	32,865
Neogen Corp. (a)	1,625	30,826
Neoprobe Corp. (a)	100	26
North American Scientific, Inc. (a)(d)	2,705	4,517

	Shares	Value (Note 1)
NuVasive, Inc. (a)	27,335	$ 562,008
OraSure Technologies, Inc. (a)(d)	11,529	79,089
Osteotech, Inc. (a)	2,870	10,791
Palomar Medical Technologies, Inc. (a)(d)	9,049	359,245
PLC Systems, Inc. (a)	400	372
PolyMedica Corp.	4,741	192,437
Possis Medical, Inc. (a)	3,100	29,388
Quidel Corp. (a)(d)	6,286	71,912
Regeneration Technologies, Inc. (a)	2,516	13,536
ResMed, Inc. (a)	18,924	769,828
Respironics, Inc. (a)	18,833	695,126
Retractable Technologies, Inc. (a)	5,112	18,045
Sirona Dental Systems, Inc.	3,000	91,260
Somanetics Corp. (a)	5,000	84,300
Sonic Innovations, Inc. (a)(d)	3,300	13,596
SonoSite, Inc. (a)	8,258	262,026
St. Jude Medical, Inc. (a)	99,595	3,626,254
Staar Surgical Co.	3,331	22,817
Steris Corp.	15,648	372,109
Strategic Diagnostics, Inc. (a)	3,100	12,090
Stryker Corp.	75,585	3,630,348
SurModics, Inc. (a)(d)	2,500	87,450
Symmetry Medical, Inc. (a)	11,788	163,500
Synovis Life Technologies, Inc. (a)	1,000	8,020
Theragenics Corp. (a)	1,300	4,043
Thoratec Corp. (a)	7,700	112,882
TriPath Imaging, Inc. (a)(d)	4,200	36,834
Urologix, Inc. (a)(d)	3,800	11,438
Varian Medical Systems, Inc. (a)	35,370	1,885,221
Viasys Healthcare, Inc. (a)(d)	4,892	129,736
Vital Signs, Inc.	1,338	72,587
West Pharmaceutical Services, Inc.	12,289	490,454
Wright Medical Group, Inc. (a)	23,381	534,723
Young Innovations, Inc.	2,100	76,272
Zimmer Holdings, Inc. (a)	68,597	4,664,596
Zoll Medical Corp. (a)	1,593	60,391
		80,713,618
Health Care Providers & Services - 2.7%
Aetna, Inc.	158,454	5,905,581
Alliance Imaging, Inc. (a)	4,463	28,920
Amedisys, Inc. (a)(d)	5,851	236,790
AMERIGROUP Corp. (a)	19,621	618,846
AmerisourceBergen Corp.	56,877	2,511,688
AMN Healthcare Services, Inc. (a)	4,609	110,616
AmSurg Corp. (a)	10,619	255,599
Andrx Corp. (a)(d)	16,643	396,769
Apria Healthcare Group, Inc. (a)	11,154	227,430
BioScrip, Inc. (a)	7,133	25,893
BriteSmile, Inc. (a)(d)	465	1,074
Brookdale Senior Living, Inc. (d)	8,971	429,083
Cardinal Health, Inc.	117,066	7,892,590
Caremark Rx, Inc.	125,070	7,246,556
Centene Corp. (a)	13,046	201,561
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Chemed Corp.	9,456	$ 372,661
CIGNA Corp.	33,038	3,735,607
Community Health Systems, Inc. (a)	29,046	1,125,823
Corvel Corp. (a)	1,652	51,212
Coventry Health Care, Inc. (a)	43,018	2,333,296
Cross Country Healthcare, Inc. (a)	5,888	96,681
Cryolife, Inc.	3,671	21,989
DaVita, Inc. (a)(d)	28,746	1,677,617
Dialysis Corp. of America (a)	2,516	32,582
Express Scripts, Inc. (a)	33,004	2,774,976
Five Star Quality Care, Inc. (a)	325	3,331
Genesis HealthCare Corp. (a)	8,848	402,938
Gentiva Health Services, Inc. (a)	7,227	130,592
Hanger Orthopedic Group, Inc. (a)	2,863	20,585
HCA, Inc.	111,526	5,500,462
Health Management Associates, Inc. Class A	64,873	1,356,494
Health Net, Inc. (a)	29,265	1,223,570
HealthExtras, Inc. (a)	5,684	174,669
Healthspring, Inc.	15,305	304,723
Healthways, Inc. (a)(d)	9,126	471,084
Henry Schein, Inc. (a)	22,302	1,112,201
HMS Holdings Corp. (a)	400	5,812
Hooper Holmes, Inc.	6,105	19,902
Humana, Inc. (a)	42,547	2,592,389
InVentiv Health, Inc. (a)	4,733	147,338
Kindred Healthcare, Inc. (a)	14,627	455,485
Laboratory Corp. of America Holdings (a)	34,159	2,337,159
Landauer, Inc.	1,400	67,088
LCA-Vision, Inc.	6,400	281,792
LifePoint Hospitals, Inc. (a)(d)	12,602	429,098
Lincare Holdings, Inc. (a)(d)	25,768	954,189
Magellan Health Services, Inc. (a)(d)	13,443	646,205
Manor Care, Inc.	21,818	1,138,900
Matria Healthcare, Inc. (a)(d)	3,600	97,200
McKesson Corp.	78,150	3,970,020
Medcath Corp. (a)	7,100	200,220
Medco Health Solutions, Inc. (a)	83,496	5,291,142
Medical Staffing Network Holdings, Inc. (a)	4,000	26,360
Molina Healthcare, Inc. (a)	4,918	182,163
National Healthcare Corp.	2,005	98,185
Odyssey Healthcare, Inc. (a)	12,400	198,896
Omnicare, Inc.	33,471	1,516,571
Option Care, Inc. (d)	6,289	83,141
Owens & Minor, Inc.	11,045	355,318
Patterson Companies, Inc. (a)	36,150	1,114,143
PDI, Inc. (a)	1,330	17,543
Pediatrix Medical Group, Inc. (a)	14,652	671,062
Providence Service Corp. (a)(d)	1,000	23,820

	Shares	Value (Note 1)
PSS World Medical, Inc. (a)	17,000	$ 329,800
Psychiatric Solutions, Inc. (a)	13,772	440,842
Quest Diagnostics, Inc.	39,806	2,558,730
RehabCare Group, Inc. (a)	2,600	38,168
ResCare, Inc. (a)	2,400	48,120
Rural/Metro Corp. (a)(d)	6,200	46,438
Sierra Health Services, Inc. (a)	14,716	631,316
SRI/Surgical Express, Inc. (a)	900	4,050
Sunrise Senior Living, Inc. (a)	14,041	414,350
Symbion, Inc. (a)	10,712	247,661
Tenet Healthcare Corp. (a)	118,117	930,762
Triad Hospitals, Inc. (a)(d)	22,803	1,004,700
U.S. Physical Therapy, Inc. (a)	2,575	37,672
United Surgical Partners International, Inc. (a)(d)	10,744	303,196
UnitedHealth Group, Inc.	376,297	19,548,629
Universal Health Services, Inc. Class B	16,770	949,517
VCA Antech, Inc. (a)	23,803	843,102
VistaCare, Inc. Class A (a)	2,867	37,844
Wellcare Health Plans, Inc. (a)	12,931	725,170
WellPoint, Inc. (a)	177,836	13,766,285
		114,839,582
Health Care Technology - 0.1%
A.D.A.M., Inc. (a)	1,800	12,654
Allscripts Healthcare Solutions, Inc. (a)(d)	18,100	368,516
AMICAS, Inc. (a)(d)	8,154	26,419
Cerner Corp. (a)(d)	17,089	787,119
Claimsnet.com, Inc. (a)	3,100	310
Computer Programs & Systems, Inc.	2,132	72,531
Dendrite International, Inc. (a)	6,077	60,892
Eclipsys Corp. (a)	16,042	274,318
Emdeon Corp. (a)(d)	70,089	830,555
IMS Health, Inc.	59,506	1,623,919
Merge Technologies, Inc. (a)(d)	9,500	70,395
Omnicell, Inc. (a)	24,491	438,879
Per-Se Technologies, Inc. (a)(d)	10,649	242,691
ProxyMed, Inc. (a)	63	329
TriZetto Group, Inc. (a)	14,245	195,441
Vital Images, Inc. (a)	9,980	293,013
		5,297,981
Life Sciences Tools & Services - 0.5%
Accelrys, Inc. (a)	4,164	22,902
Affymetrix, Inc. (a)	23,951	510,396
Albany Molecular Research, Inc. (a)	4,800	47,040
Alliance Pharmaceutical Corp. (a)	300	39
Applera Corp.:
- Applied Biosystems Group	53,006	1,624,634
- Celera Genomics Group (a)(d)	18,037	251,075
Bio-Rad Laboratories, Inc. Class A (a)(d)	7,584	556,741
BioVeris Corp. (a)	5,668	46,648
Bruker BioSciences Corp. (a)	12,425	87,721
Caliper Life Sciences, Inc. (a)(d)	4,716	24,618
Cambrex Corp.	2,830	63,817
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Charles River Laboratories International, Inc. (a)	17,951	$ 729,529
Ciphergen Biosystems, Inc. (a)	2,209	3,358
Covance, Inc. (a)	16,444	1,033,834
Cryo-Cell International, Inc. (a)	8,023	20,138
Dionex Corp. (a)(d)	10,681	538,536
Discovery Partners International, Inc. (a)	214	781
Diversa Corp. (a)(d)	6,100	56,120
Enzo Biochem, Inc. (a)(d)	5,106	65,255
eResearchTechnology, Inc. (a)(d)	7,105	61,885
Exelixis, Inc. (a)(d)	38,502	374,624
Fisher Scientific International, Inc. (a)	32,296	2,526,516
Gene Logic, Inc. (a)(d)	4,200	7,308
Harvard Bioscience, Inc. (a)	786	3,411
Illumina, Inc. (a)	15,386	518,200
Invitrogen Corp. (a)(d)	16,698	1,016,073
Kendle International, Inc. (a)	2,900	76,618
Luminex Corp. (a)	10,179	193,503
Millipore Corp. (a)	14,809	950,442
Molecular Devices Corp. (a)	5,702	136,905
Nanogen, Inc. (a)	1,100	2,376
Nektar Therapeutics (a)(d)	19,726	345,600
New Brunswick Scientific, Inc. (a)	3,243	25,133
PAREXEL International Corp. (a)	4,700	155,570
PerkinElmer, Inc.	41,188	759,095
Pharmaceutical Product Development, Inc.	26,726	1,018,795
PharmaNet Development Group, Inc. (a)(d)	4,652	91,040
PRA International (a)	5,097	132,420
Sequenom, Inc. (a)	2,480	5,332
Techne Corp. (a)	8,507	433,006
Thermo Electron Corp. (a)	42,022	1,647,262
Third Wave Technologies, Inc. (a)	7,202	29,528
Tripos, Inc. (a)	2,100	3,759
Varian, Inc. (a)	8,355	390,011
Ventana Medical Systems, Inc. (a)	9,905	461,969
Waters Corp. (a)	27,995	1,193,987
		18,243,550
Pharmaceuticals - 5.5%
Abbott Laboratories	432,157	21,046,046
Abraxis BioScience, Inc. (a)	7,436	185,008
Acusphere, Inc.	2,800	9,492
Adams Respiratory Therapeutics, Inc. (a)(d)	5,600	228,480
Adolor Corp. (a)(d)	21,014	524,299
Advancis Pharmaceutical Corp. (a)	2,800	11,564
Allergan, Inc.	41,351	4,737,171
Alpharma, Inc. Class A	13,537	283,465
Atherogenics, Inc. (a)(d)	5,741	80,374

	Shares	Value (Note 1)
AVANIR Pharmaceuticals Class A (a)(d)	18,420	$ 130,229
Barr Pharmaceuticals, Inc. (a)	27,386	1,547,309
Bentley Pharmaceuticals, Inc. (a)(d)	2,459	27,590
Bradley Pharmaceuticals, Inc. (a)	1,679	24,866
Bristol-Myers Squibb Co.	550,738	11,978,552
CNS., Inc.	6,781	191,224
Collagenex Pharmaceuticals, Inc. (a)	2,200	26,906
Columbia Laboratories, Inc. (a)	6,021	18,605
Connetics Corp. (a)	5,182	56,173
Cypress Bioscience, Inc. (a)	2,737	19,706
DepoMed, Inc. (a)(d)	6,847	33,071
Discovery Laboratories, Inc. (a)(d)	3,800	6,460
Durect Corp. (a)(d)	8,100	29,484
Eli Lilly & Co.	273,500	15,296,855
Emisphere Technologies, Inc. (a)	3,300	27,291
Endo Pharmaceuticals Holdings, Inc. (a)(d)	37,356	1,233,869
Epicept Corp. (a)(d)	305	906
Forest Laboratories, Inc. (a)	93,211	4,658,686
Hi-Tech Pharmacal Co., Inc. (a)	1,687	28,865
Hollis-Eden Pharmaceuticals, Inc. (a)(d)	1,300	8,216
Immtech Pharmaceuticals, Inc. (a)(d)	1,200	7,740
Inspire Pharmaceuticals, Inc. (a)	14,671	75,556
Johnson & Johnson	832,661	53,839,860
King Pharmaceuticals, Inc. (a)	71,398	1,158,076
Kos Pharmaceuticals, Inc. (a)	6,000	293,400
KV Pharmaceutical Co. Class A (a)	7,618	170,110
Matrixx Initiatives, Inc. (a)	3,106	53,019
Medicines Co. (a)(d)	11,081	249,987
Medicis Pharmaceutical Corp. Class A (d)	12,693	371,778
Merck & Co., Inc.	616,169	24,985,653
MGI Pharma, Inc. (a)(d)	16,692	252,550
Mylan Laboratories, Inc.	53,327	1,083,605
Nastech Pharmaceutical Co., Inc. (a)(d)	21,334	323,850
New River Pharmaceuticals, Inc. (a)(d)	4,396	114,648
NitroMed, Inc. (a)(d)	5,916	17,275
Noven Pharmaceuticals, Inc. (a)	3,292	82,168
Pain Therapeutics, Inc. (a)	2,439	19,756
Par Pharmaceutical Companies, Inc. (a)(d)	7,763	139,346
Penwest Pharmaceuticals Co. (a)(d)	2,797	50,066
Perrigo Co.	23,511	379,468
Pfizer, Inc.	2,047,311	56,423,891
Pharmos Corp. (a)(d)	2,500	3,975
Pozen, Inc. (a)	2,637	32,725
Salix Pharmaceuticals Ltd. (a)(d)	11,995	160,853
Santarus, Inc. (a)(d)	12,251	98,253
Schering-Plough Corp.	411,579	8,622,580
Sciele Pharma, Inc. (a)(d)	12,254	214,445
Sepracor, Inc. (a)(d)	28,766	1,352,290
Spectrum Pharmaceuticals, Inc. (a)	192	732
SuperGen, Inc. (a)(d)	5,699	27,754
Valeant Pharmaceuticals International (d)	32,409	637,161
ViroPharma, Inc. (a)	27,477	343,737
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Vivus, Inc. (a)(d)	7,556	$ 28,184
Watson Pharmaceuticals, Inc. (a)	28,263	724,663
Wyeth	374,691	18,247,452
Zila, Inc. (a)(d)	4,200	12,306
		233,049,674
TOTAL HEALTH CARE		525,805,011
INDUSTRIALS - 10.6%
Aerospace & Defense - 1.9%
AAR Corp. (a)	5,766	128,639
AeroCentury Corp. (a)	800	4,112
Alliant Techsystems, Inc. (a)	11,194	856,229
Applied Signal Technology, Inc.	1,900	27,930
Argon ST, Inc. (a)(d)	12,540	322,529
Armor Holdings, Inc. (a)	9,175	485,082
Astronics Corp. (a)	2,300	36,685
Aviall, Inc. (a)	8,724	416,658
BE Aerospace, Inc. (a)	20,566	490,705
Ceradyne, Inc. (a)(d)	5,892	259,660
Cubic Corp.	4,719	94,993
Curtiss-Wright Corp.	12,212	379,671
DRS Technologies, Inc.	10,861	449,320
Ducommun, Inc. (a)	2,600	45,058
DynCorp International, Inc. Class A (d)	7,304	79,468
EDO Corp.	3,300	76,989
Essex Corp. (a)	14,117	210,061
Esterline Technologies Corp. (a)	8,006	280,450
GenCorp, Inc. (non-vtg.) (a)(d)	8,900	122,553
General Dynamics Corp.	93,857	6,340,040
Goodrich Corp.	31,742	1,236,351
Heico Corp. Class A	4,932	133,559
Herley Industries, Inc. (a)	3,031	40,373
Hexcel Corp. (a)(d)	30,211	453,769
Honeywell International, Inc.	211,542	8,190,906
Irvine Sensors Corp. (a)	430	641
L-3 Communications Holdings, Inc.	34,176	2,576,529
Ladish Co., Inc. (a)	4,837	169,150
Lockheed Martin Corp.	96,337	7,957,436
Moog, Inc. Class A (a)	15,836	517,045
MTC Technologies, Inc. (a)	2,500	52,500
Northrop Grumman Corp.	88,607	5,919,834
Orbital Sciences Corp. (a)	27,647	500,134
Precision Castparts Corp.	34,639	2,024,303
Raytheon Co.	125,535	5,926,507
Rockwell Collins, Inc.	46,102	2,417,128
Sypris Solutions, Inc.	2,700	23,571
Taser International, Inc. (a)(d)	11,903	92,486
Teledyne Technologies, Inc. (a)	8,359	320,484
The Boeing Co.	202,298	15,152,120
Triumph Group, Inc. (a)	5,105	224,416

	Shares	Value (Note 1)
United Industrial Corp. (d)	3,200	$ 172,384
United Technologies Corp.	258,826	16,230,978
		81,439,436
Air Freight & Logistics - 0.6%
ABX Air, Inc. (a)	14,266	79,176
Atlas Air Worldwide Holdings, Inc. (a)	4,957	217,761
C.H. Robinson Worldwide, Inc.	45,699	2,093,928
Dynamex, Inc. (a)	4,000	85,400
EGL, Inc. (a)	10,073	307,932
Expeditors International of Washington, Inc.	56,480	2,251,858
FedEx Corp.	76,330	7,711,620
Forward Air Corp.	8,850	284,439
Hub Group, Inc. Class A	14,648	341,298
Pacer International, Inc.	10,536	290,056
United Parcel Service, Inc. Class B	173,789	12,173,919
UTI Worldwide, Inc.	19,623	452,310
		26,289,697
Airlines - 0.2%
AirTran Holdings, Inc. (a)(d)	22,335	255,736
Alaska Air Group, Inc. (a)(d)	7,300	276,451
AMR Corp. (d)	53,717	1,109,256
Continental Airlines, Inc. Class B (a)(d)	22,076	553,887
ExpressJet Holdings, Inc. Class A (a)	6,752	47,196
Frontier Airlines Holdings, Inc. (a)(d)	5,731	39,773
Great Lakes Aviation Ltd. (a)(d)	200	310
JetBlue Airways Corp. (a)(d)	48,138	492,933
MAIR Holdings, Inc. (a)(d)	5,296	26,851
Mesa Air Group, Inc. (a)(d)	10,156	80,232
Midwest Air Group, Inc. (a)(d)	400	2,744
Pinnacle Airlines Corp. (a)(d)	9,920	73,904
Republic Airways Holdings, Inc. (a)	12,142	193,543
SkyWest, Inc.	12,324	297,871
Southwest Airlines Co.	217,393	3,765,247
UAL Corp. (a)(d)	20,000	500,000
US Airways Group, Inc. (a)(d)	12,914	545,617
		8,261,551
Building Products - 0.2%
Aaon, Inc.	2,245	54,576
American Standard Companies, Inc.	43,529	1,818,206
American Woodmark Corp.	6,800	214,404
Ameron International Corp.	6,373	447,002
Apogee Enterprises, Inc.	6,451	96,830
Armstrong Holdings, Inc. (a)(d)	6,800	1,496
Builders FirstSource, Inc.	6,000	91,200
ElkCorp	9,004	253,643
Goodman Global, Inc.	5,636	70,957
Griffon Corp. (a)	5,280	124,925
International Smart Sourcing, Inc. (a)	2,500	425
Jacuzzi Brands, Inc. (a)	13,065	129,605
Lennox International, Inc.	18,781	442,105
Masco Corp.	110,748	3,035,603
NCI Building Systems, Inc. (a)(d)	7,503	407,713
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Building Products - continued
Patrick Industries, Inc. (a)	600	$ 7,638
PW Eagle, Inc. (d)	700	24,409
Quixote Corp.	700	11,844
Simpson Manufacturing Co. Ltd. (d)	10,218	269,244
Trex Co., Inc. (a)(d)	1,400	37,702
Universal Forest Products, Inc.	8,769	427,576
USG Corp. (a)(d)	17,376	886,176
		8,853,279
Commercial Services & Supplies - 1.1%
Ablest, Inc. (a)	1,000	6,450
ABM Industries, Inc.	7,481	134,583
ACCO Brands Corp. (a)	10,591	229,401
Adesa, Inc.	27,906	616,444
Administaff, Inc.	4,813	166,289
Advisory Board Co. (a)	10,120	514,298
Allied Waste Industries, Inc.	55,960	578,626
American Ecology Corp.	4,000	77,720
American Reprographics Co. (a)(d)	15,116	461,340
Angelica Corp.	2,100	37,002
APAC Customer Services, Inc. (a)	4,300	11,825
Aramark Corp. Class B	30,440	998,128
Avery Dennison Corp.	24,127	1,494,426
Banta Corp.	6,386	300,461
Barrett Business Services, Inc. (a)	2,100	42,609
Bowne & Co., Inc.	5,206	80,277
Brady Corp. Class A	12,908	493,086
Casella Waste Systems, Inc. Class A (a)	2,426	28,554
CBIZ, Inc. (a)(d)	8,370	65,286
CDI Corp. (d)	5,992	125,532
Cendant Corp.	270,192	521,471
Central Parking Corp. (d)	6,193	103,052
Cenveo, Inc. (a)	16,609	348,789
ChoicePoint, Inc. (a)	23,605	853,321
Cintas Corp.	39,690	1,469,721
Clean Harbors, Inc.	6,500	271,635
Coinstar, Inc. (a)	21,059	552,799
Comsys IT Partners, Inc. (a)	36	664
Consolidated Graphics, Inc. (a)(d)	2,700	167,886
Copart, Inc. (a)	16,143	453,134
Cornell Companies, Inc. (a)(d)	1,400	24,696
Corporate Executive Board Co.	10,532	923,024
Corrections Corp. of America (a)(d)	13,677	859,463
CoStar Group, Inc. (a)	4,571	184,120
Covanta Holding Corp. (a)	28,047	577,488
CRA International, Inc. (a)	1,135	51,064
Deluxe Corp.	13,718	245,827
Diamond Management & Technology Consultants, Inc. (a)	5,700	53,067
Dun & Bradstreet Corp. (a)(d)	18,103	1,272,822
Ennis, Inc.	3,703	76,467
Equifax, Inc.	34,767	1,105,243

	Shares	Value (Note 1)
First Consulting Group, Inc. (a)	4,925	$ 44,227
FTI Consulting, Inc. (a)	14,757	329,671
G&K Services, Inc. Class A (d)	3,800	126,084
Global Cash Access Holdings, Inc.	16,834	259,749
GP Strategies Corp. (a)	1,600	11,600
Healthcare Services Group, Inc.	3,825	86,789
Heidrick & Struggles International, Inc. (a)	7,564	268,976
Herman Miller, Inc.	15,241	430,406
HNI Corp.	11,326	451,907
Hudson Highland Group, Inc. (a)	5,794	58,056
Huron Consulting Group, Inc. (a)	16,077	607,068
ICT Group, Inc. (a)	3,827	110,792
IHS, Inc. Class A	9,533	286,085
IKON Office Solutions, Inc.	47,977	683,672
Innotrac Corp. (a)	1,400	5,642
Integrated Alarm Services Group, Inc. (a)(d)	3,200	12,320
Intersections, Inc. (a)	7,390	69,836
John H. Harland Co.	10,551	394,185
Kelly Services, Inc. Class A (non-vtg.)	5,329	145,535
Kenexa Corp. (a)	12,468	318,682
Kforce, Inc. (a)	4,757	58,559
Knoll, Inc.	19,011	338,966
Korn/Ferry International (a)(d)	13,581	277,324
Labor Ready, Inc. (a)	13,122	224,780
Layne Christensen Co. (a)	14,456	438,306
Learning Tree International, Inc. (a)	3,200	24,064
LECG Corp. (a)	9,531	161,550
M&F Worldwide Corp. (a)	500	7,995
Manpower, Inc.	21,090	1,246,630
McGrath RentCorp.	5,000	114,000
Mine Safety Appliances Co. (d)	6,300	223,335
Mobile Mini, Inc. (a)	14,308	385,171
Monster Worldwide, Inc. (a)	30,999	1,262,899
Navigant Consulting, Inc. (a)	11,277	222,044
NCO Group, Inc. (a)	4,192	109,830
On Assignment, Inc. (a)	4,700	44,791
PeopleSupport, Inc. (a)	7,000	118,930
PHH Corp. (a)	19,933	500,518
Pitney Bowes, Inc.	59,222	2,581,487
Protection One, Inc.	91	1,206
R.R. Donnelley & Sons Co.	58,423	1,894,074
RCM Technologies, Inc. (a)	1,400	6,958
Republic Services, Inc.	33,042	1,281,369
Resources Connection, Inc. (a)	15,094	368,294
Robert Half International, Inc.	44,377	1,373,024
Rollins, Inc.	16,860	358,106
Schawk, Inc. Class A	4,100	78,474
School Specialty, Inc. (a)(d)	5,318	190,012
Sirva, Inc. (a)	4,254	12,890
SITEL Corp. (a)	5,091	15,273
Spherion Corp. (a)	10,409	77,755
Spherix, Inc. (a)	2,713	3,608
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Standard Register Co.	6,200	$ 79,546
Steelcase, Inc. Class A	15,726	228,027
Stericycle, Inc. (a)(d)	8,694	579,803
Synagro Technologies, Inc. (d)	106,653	425,545
TeamStaff, Inc. (a)(d)	1,300	1,690
Teletech Holdings, Inc. (a)	8,551	129,120
Tetra Tech, Inc. (a)	22,834	379,044
The Brink's Co.	12,958	738,217
The Geo Group, Inc. (a)	4,000	178,680
TRC Companies, Inc. (a)(d)	3,000	28,350
TRM Corp. (a)(d)	1,400	4,060
United Stationers, Inc. (a)	7,439	340,929
Venture Catalyst, Inc. (a)	3,800	9,462
Viad Corp.	4,398	155,821
Volt Information Sciences, Inc. (a)(d)	1,400	59,696
Waste Connections, Inc. (a)	14,034	516,030
Waste Management, Inc.	141,248	4,841,981
Watson Wyatt Worldwide, Inc. Class A (d)	11,347	450,022
West Corp. (a)	5,736	276,360
		44,703,977
Construction & Engineering - 0.2%
Comfort Systems USA, Inc.	18,831	245,368
EMCOR Group, Inc. (a)	9,750	540,540
Fluor Corp.	22,139	1,913,252
Foster Wheeler Ltd. (a)	18,729	814,150
Granite Construction, Inc. (d)	11,068	593,798
Infrasource Services, Inc. (a)	15,523	268,393
Insituform Technologies, Inc. Class A (a)	4,200	96,390
Jacobs Engineering Group, Inc. (a)	15,966	1,390,479
Perini Corp. (a)	11,677	279,898
Quanta Services, Inc. (a)	37,457	664,113
Shaw Group, Inc. (a)	18,562	467,020
URS Corp. (a)	13,405	543,573
Washington Group International, Inc.	12,394	733,849
		8,550,823
Electrical Equipment - 0.6%
A.O. Smith Corp. (d)	4,181	167,700
Active Power, Inc. (a)(d)	8,800	26,840
Acuity Brands, Inc.	13,712	585,914
American Power Conversion Corp.	54,269	953,506
American Superconductor Corp. (a)(d)	3,000	29,910
AMETEK, Inc.	23,186	994,216
AZZ, Inc. (a)	1,200	36,900
Baldor Electric Co.	9,962	294,975
Beacon Power Corp. (a)(d)	362	463
Belden CDT, Inc.	9,519	340,209
C&D Technologies, Inc. (d)	4,438	35,282
Capstone Turbine Corp. (a)(d)	13,000	24,830
Channell Commercial Corp. (a)	800	2,504

	Shares	Value (Note 1)
Chase Corp.	500	$ 8,375
Cooper Industries Ltd. Class A	23,294	1,907,313
Distributed Energy Systems Corp. (a)(d)	2,200	10,296
Emerson Electric Co.	112,057	9,205,483
Encore Wire Corp. (a)(d)	6,900	259,164
Energy Conversion Devices, Inc. (a)(d)	9,405	329,645
EnerSys (a)	705	12,528
Espey Manufacturing & Electronics Corp.	1,246	22,191
Evergreen Solar, Inc. (a)(d)	36,700	373,606
Fiberstars, Inc. (a)	3,300	27,225
Franklin Electric Co., Inc.	5,800	279,618
FuelCell Energy, Inc. (d)	16,057	156,395
General Cable Corp.	16,040	618,021
Genlyte Group, Inc. (a)(d)	10,600	694,618
Global Power Equipment Group, Inc. (a)(d)	4,500	9,990
GrafTech International Ltd. (a)	17,313	94,356
Hubbell, Inc. Class B	19,923	926,420
II-VI, Inc. (a)	11,868	250,059
Lamson & Sessions Co. (a)(d)	2,300	58,121
LSI Industries, Inc.	10,625	194,756
M-Wave, Inc. (a)	1,400	1,120
MagneTek, Inc. (a)	3,000	9,780
Medis Technologies Ltd. (a)(d)	3,701	74,131
Merrimac Industries, Inc. (a)	500	4,950
Microvision, Inc. (a)(d)	3,976	5,169
Millennium Cell, Inc. (a)(d)	300	363
Misonix, Inc. (a)	3,000	12,240
Nortech Systems, Inc. (a)	1,634	11,667
Peco II, Inc. (a)	1,400	1,904
Plug Power, Inc. (a)(d)	21,490	101,863
Powell Industries, Inc. (a)	3,100	68,231
Power-One, Inc. (a)	19,279	130,904
Regal-Beloit Corp. (d)	15,704	677,785
Rockwell Automation, Inc.	41,348	2,331,200
Roper Industries, Inc.	22,637	1,049,904
SL Industries, Inc. (a)	2,100	37,170
Superior Essex, Inc. (a)	18,863	673,598
Tech/Ops Sevcon, Inc.	2,100	13,692
Thomas & Betts Corp. (a)(d)	16,821	759,636
Ultralife Batteries, Inc. (a)	600	5,898
UQM Technologies, Inc. (a)(d)	3,800	11,818
Valence Technology, Inc. (a)(d)	10,109	18,398
Valpey Fisher Corp. (a)	2,100	7,518
Vicor Corp.	4,243	53,292
Woodward Governor Co.	6,300	212,121
		25,205,781
Industrial Conglomerates - 3.2%
3M Co.	192,187	13,779,808
Carlisle Companies, Inc.	8,650	739,575
General Electric Co.	2,901,602	98,828,564
McDermott International, Inc. (a)	31,021	1,495,212
Raven Industries, Inc. (d)	4,704	131,383
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Sequa Corp. Class A	3,474	$ 318,913
Standex International Corp.	5,500	161,975
Teleflex, Inc.	9,203	513,619
Textron, Inc.	30,290	2,540,119
Tredegar Corp.	4,428	73,062
Tyco International Ltd.	569,770	14,899,486
Walter Industries, Inc. (d)	10,538	580,012
		134,061,728
Machinery - 1.7%
3D Systems Corp. (a)(d)	2,100	33,852
A.S.V., Inc. (a)(d)	6,657	102,318
Actuant Corp. Class A	5,852	263,925
AGCO Corp. (a)(d)	26,081	648,113
Alamo Group, Inc.	200	4,550
Albany International Corp. Class A	14,822	517,584
American Science & Engineering, Inc. (a)(d)	3,900	179,244
Astec Industries, Inc. (a)(d)	5,700	134,463
Axsys Technologies, Inc. (a)	1,200	19,896
Badger Meter, Inc.	6,256	163,720
Barnes Group, Inc.	25,614	420,582
Briggs & Stratton Corp.	11,149	313,844
Bucyrus International, Inc. Class A	10,466	540,360
Cascade Corp.	5,079	193,002
Catalytica Energy Systems, Inc. (a)	7,900	8,611
Caterpillar, Inc.	183,246	12,158,372
Chart Industries, Inc. (d)	625	8,125
Circor International, Inc.	727	20,858
CLARCOR, Inc.	12,266	367,367
Columbus McKinnon Corp. (NY Shares) (a)	6,731	124,456
Commercial Vehicle Group, Inc. (a)	16,593	325,555
Crane Co.	14,233	569,035
Cummins, Inc.	10,269	1,179,087
Danaher Corp.	69,247	4,590,384
Deere & Co.	62,165	4,855,087
Donaldson Co., Inc.	24,841	829,193
Dover Corp.	51,817	2,519,343
Eaton Corp.	38,880	2,585,520
EnPro Industries, Inc. (a)(d)	4,331	136,167
ESCO Technologies, Inc. (a)(d)	12,466	636,265
Federal Signal Corp.	12,853	200,635
Flanders Corp. (a)	8,338	83,797
Flow International Corp. (a)	23,536	309,734
Flowserve Corp. (a)	14,100	721,074
FreightCar America, Inc.	6,000	349,200
Gardner Denver, Inc. (a)	19,210	690,984
Gehl Co. (a)	9,126	238,189
Gorman-Rupp Co.	250	7,438
Graco, Inc.	20,129	760,876
Greenbrier Companies, Inc. (d)	3,743	103,981

	Shares	Value (Note 1)
Harsco Corp. (d)	11,128	$ 885,344
Hirsch International Corp. Class A (a)	900	1,584
IDEX Corp.	14,000	587,860
Illinois Tool Works, Inc.	130,140	5,713,146
Ingersoll-Rand Co. Ltd. Class A	85,745	3,260,025
ITT Industries, Inc.	49,344	2,415,389
JLG Industries, Inc.	30,670	535,498
Joy Global, Inc.	30,796	1,340,858
Kadant, Inc. (a)	3,735	98,529
Kaydon Corp.	16,419	625,728
Kennametal, Inc.	8,784	463,268
Lincoln Electric Holdings, Inc. (d)	14,234	783,297
Lindsay Manufacturing Co.	2,086	59,493
Manitowoc Co., Inc.	15,748	696,062
Middleby Corp. (a)(d)	3,744	294,054
Milacron, Inc. (d)	2,759	2,400
Miller Industries, Inc. (a)	360	6,458
Mueller Industries, Inc.	9,020	345,646
Mueller Water Products, Inc. Class A (d)	635	10,795
NACCO Industries, Inc. Class A	2,373	316,867
Navistar International Corp. (a)	14,661	336,323
Nordson Corp.	9,996	400,240
Omega Flex, Inc. (a)(d)	300	7,440
Oshkosh Truck Co.	19,846	1,026,038
PACCAR, Inc.	68,845	3,763,756
Pall Corp.	35,740	972,843
Parker Hannifin Corp.	28,717	2,126,494
Pentair, Inc.	25,292	756,231
RBC Bearings, Inc.	21,266	452,328
Robbins & Myers, Inc.	2,641	76,061
SPX Corp.	21,486	1,134,461
Tecumseh Products Co. Class A (non-vtg.) (a)	3,000	44,550
Tennant Co.	6,322	171,073
Terex Corp. (a)	23,352	1,025,853
Timken Co.	27,136	869,437
Titan International, Inc.	600	10,572
Toro Co.	14,810	592,548
Trinity Industries, Inc.	20,310	677,542
Valmont Industries, Inc.	7,980	416,237
Wabash National Corp. (d)	8,736	120,469
Wabtec Corp.	15,800	445,718
Watts Water Technologies, Inc. Class A	4,176	129,498
Wolverine Tube, Inc. (a)(d)	200	978
		71,913,777
Marine - 0.0%
Alexander & Baldwin, Inc.	13,860	607,900
American Commercial Lines, Inc. (d)	6,700	351,750
Eagle Bulk Shipping, Inc. (d)	32,293	510,229
Genco Shipping & Trading Ltd. (d)	633	13,882
Kirby Corp. (a)	14,832	435,023
		1,918,784
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - 0.7%
AMERCO (a)	4,600	$ 326,002
Arkansas Best Corp.	4,400	194,260
Burlington Northern Santa Fe Corp.	100,322	6,716,558
Celadon Group, Inc. (a)	3,663	67,875
Con-way, Inc.	15,095	722,296
Covenant Transport, Inc. Class A (a)	2,400	31,584
CSX Corp.	120,099	3,629,392
Dollar Thrifty Automotive Group, Inc. (a)	9,696	413,825
Florida East Coast Industries, Inc. Class A	6,673	363,145
Genesee & Wyoming, Inc. Class A (a)	11,872	295,494
Heartland Express, Inc.	13,373	215,038
J.B. Hunt Transport Services, Inc.	26,580	522,297
Kansas City Southern (d)	28,321	746,258
Knight Transportation, Inc.	13,443	231,085
Laidlaw International, Inc.	22,302	602,154
Landstar System, Inc.	15,257	651,474
Marten Transport Ltd. (a)	4,218	70,272
Norfolk Southern Corp.	113,346	4,843,275
Old Dominion Freight Lines, Inc. (a)	14,189	452,913
Quality Distribution, Inc. (a)	633	9,172
RailAmerica, Inc. (a)	7,500	75,675
Ryder System, Inc.	15,717	776,734
Saia, Inc.	2,980	91,635
Swift Transportation Co., Inc. (a)(d)	15,314	355,132
U.S. Xpress Enterprises, Inc. Class A (a)	600	12,498
Union Pacific Corp.	74,301	5,970,085
Werner Enterprises, Inc.	16,822	311,712
YRC Worldwide, Inc. (a)(d)	16,125	593,078
		29,290,918
Trading Companies & Distributors - 0.2%
Aceto Corp.	5,013	35,342
Applied Industrial Technologies, Inc.	13,942	315,229
Beacon Roofing Supply, Inc. (a)(d)	9,448	173,654
BlueLinx Corp.	9,000	95,130
Electro Rent Corp. (a)	2,200	35,442
Fastenal Co.	35,750	1,311,310
GATX Corp.	12,724	472,188
H&E Equipment Services, Inc.	5,636	146,931
Huttig Building Products, Inc. (a)	1,077	5,234
Interline Brands, Inc. (a)	18,892	473,056
Kaman Corp.	3,803	68,112
Lawson Products, Inc.	1,812	69,943
MSC Industrial Direct Co., Inc. Class A (d)	13,695	539,035
NuCo2, Inc. (a)	700	19,075
Rush Enterprises, Inc. Class A (a)	6,900	120,750
TAL International Group, Inc.	17,259	404,896
UAP Holding Corp.	13,989	291,391
United Rentals, Inc. (a)(d)	26,738	579,145
W.W. Grainger, Inc.	19,618	1,310,482
Watsco, Inc.	6,040	265,398

	Shares	Value (Note 1)
WESCO International, Inc. (a)	13,910	$ 813,735
Williams Scotsman International, Inc. (d)	17,052	357,921
Willis Lease Finance Corp.	1,200	9,804
		7,913,203
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. Trust	6,073	197,373
TOTAL INDUSTRIALS		448,600,327
INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 2.5%
3Com Corp. (a)	104,920	464,796
ACE*COMM Corp. (a)(d)	3,806	9,629
ADC Telecommunications, Inc. (a)	37,791	515,847
Adtran, Inc.	18,329	455,842
Alliance Fiber Optic Products, Inc. (a)(d)	2,400	3,936
AltiGen Communications, Inc. (a)	3,200	4,832
Anaren, Inc. (a)	1,500	33,840
Andrew Corp. (a)	65,599	606,791
Applied Innovation, Inc. (a)	1,500	4,845
Arris Group, Inc. (a)	22,920	262,663
Avanex Corp. (a)(d)	29,243	51,468
Avaya, Inc. (a)	125,748	1,314,067
Avici Systems, Inc. (a)(d)	2,400	20,808
Avocent Corp. (a)(d)	15,697	474,520
Aware, Inc. (a)	6,698	34,428
Bel Fuse, Inc. Class B (non-vtg.)	6,850	253,245
Black Box Corp. (d)	6,682	257,524
Blonder Tongue Laboratories, Inc. (a)	3,900	5,460
Blue Coat Systems, Inc. (a)	2,981	50,707
Bookham, Inc. (a)(d)	49,529	157,502
C-COR, Inc. (a)	10,684	84,938
Carrier Access Corp. (a)	3,100	27,962
CIENA Corp. (a)	151,740	599,373
Cisco Systems, Inc. (a)	1,715,209	37,717,446
Cognitronics Corp. (a)	2,400	5,160
Comarco, Inc. (a)	450	4,118
CommScope, Inc. (a)(d)	12,913	377,189
Communications Systems, Inc.	2,276	21,144
Comtech Telecommunications Corp. (a)	5,041	164,992
Comverse Technology, Inc. (a)	59,280	1,238,952
Corning, Inc. (a)	423,865	9,426,758
Digi International, Inc. (a)	4,395	58,278
Ditech Networks, Inc. (a)	7,074	62,322
Dycom Industries, Inc. (a)	8,823	178,666
EFJ, Inc. (a)(d)	99	703
EMS Technologies, Inc. (a)	1,860	34,001
Entrada Networks, Inc. (a)	150	0
eOn Communications Corp. (a)	620	744
Extreme Networks, Inc. (a)	15,200	56,088
Ezenia!, Inc. (a)	200	452
F5 Networks, Inc. (a)(d)	10,775	539,720
Finisar Corp. (a)(d)	44,126	163,707
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Foundry Networks, Inc. (a)(d)	49,808	$ 606,163
Glenayre Technologies, Inc. (a)	7,200	18,864
Globecomm Systems, Inc. (a)	3,000	20,610
Harmonic, Inc. (a)	16,262	100,987
Harris Corp.	36,534	1,604,573
Inter-Tel, Inc.	3,400	74,936
InterDigital Communication Corp. (a)(d)	16,998	564,844
ION Networks, Inc. (a)	2,400	216
ISCO International, Inc. (a)(d)	1,800	540
Ixia (a)	15,464	155,413
JDS Uniphase Corp. (a)	459,139	1,042,246
Juniper Networks, Inc. (a)	162,390	2,382,261
KVH Industries, Inc. (a)	1,539	18,468
Lantronix, Inc. (a)	500	785
Loral Space & Communications Ltd. (a)	6,355	163,324
Loral Space & Communications Ltd. (NY Shares) (a)	4,101	0
Lucent Technologies, Inc. (a)	1,248,364	2,908,688
MasTec, Inc. (a)(d)	12,936	149,928
Motorola, Inc.	699,862	16,362,774
MRV Communications, Inc. (a)(d)	15,973	39,773
NETGEAR, Inc. (a)(d)	19,025	374,222
Network Engines, Inc. (a)	2,300	4,071
Network Equipment Technologies, Inc. (a)	3,600	13,140
NMS Communications Corp. (a)	2,800	8,120
NumereX Corp. Class A (a)	2,600	23,790
Occam Networks, Inc. (a)	85	1,551
Oplink Communications, Inc. (a)	2,317	45,483
Optelecom Nkf, Inc. (a)(d)	529	4,676
Optical Cable Corp. (a)	656	3,483
Optical Cable Corp. warrants 10/24/07 (a)	762	1,743
Optical Communication Products, Inc. (a)(d)	5,795	11,590
Packeteer, Inc. (a)	4,410	44,321
Parkervision, Inc. (a)(d)	900	5,553
PC-Tel, Inc. (a)	2,200	23,166
Pegasus Wireless Corp. (a)(d)	17,000	58,310
Pegasus Wireless Corp. warrants 8/11/06 (a)	1,700	2,873
Performance Technologies, Inc. (a)	2,900	20,300
Plantronics, Inc. (d)	11,092	198,769
Polycom, Inc. (a)(d)	20,267	482,152
Powerwave Technologies, Inc. (a)(d)	33,059	250,587
QUALCOMM, Inc.	470,934	17,740,084
Redback Networks, Inc. (a)	23,235	433,100
SafeNet, Inc. (a)(d)	6,178	116,146
SCM Microsystems, Inc. (a)(d)	600	1,764
SeaChange International, Inc. (a)	4,650	39,293
Sirenza Microdevices, Inc. (a)(d)	4,500	41,715
Sonus Networks, Inc. (a)(d)	103,285	501,965
SpectraLink Corp.	3,240	28,447

	Shares	Value (Note 1)
Stratex Networks, Inc. (a)	7,150	$ 26,098
Stratos International, Inc. (a)	1,058	6,602
Sycamore Networks, Inc. (a)(d)	40,582	148,936
Symmetricom, Inc. (a)	7,753	57,837
Tekelec (a)(d)	14,848	197,478
Tellabs, Inc. (a)	106,667	1,086,937
Telular Corp. (a)	2,100	4,200
Terabeam, Inc. (a)(d)	610	1,104
Tollgrade Communications, Inc. (a)	2,134	19,526
Tut Systems, Inc. (a)(d)	1,301	1,496
UTStarcom, Inc. (a)(d)	23,293	191,236
Veramark Technologies, Inc. (a)	2,300	1,150
ViaSat, Inc. (a)(d)	3,963	107,199
Vyyo, Inc. (a)(d)	1,133	5,903
Wave Wireless Corp. (a)	36	1
Wegener Corp. (a)	3,500	4,515
Westell Technologies, Inc. Class A (a)	4,212	11,541
Wi-Tron, Inc. (a)	3,300	1,155
WJ Communications, Inc. (a)	3,700	6,327
Zhone Technologies, Inc. (a)(d)	28,966	46,925
		104,367,436
Computers & Peripherals - 2.9%
ActivIdentity Corp. (a)	4,448	22,018
Adaptec, Inc. (a)(d)	16,521	68,067
Apple Computer, Inc. (a)	236,138	16,021,963
Astro-Med, Inc.	4,488	47,124
Avid Technology, Inc. (a)(d)	9,430	375,597
Brocade Communications Systems, Inc. (a)(d)	90,972	564,026
Concurrent Computer Corp. (a)(d)	9,619	14,813
Cray, Inc. (a)	2,349	29,950
Datalink Corp. (a)	2,200	18,392
Dataram Corp.	3,250	14,983
Dell, Inc. (a)	553,625	12,484,244
Diebold, Inc.	17,662	740,214
Dot Hill Systems Corp. (a)	4,870	17,337
Electronics for Imaging, Inc. (a)	12,121	279,268
EMC Corp. (a)	650,127	7,573,980
Emulex Corp. (a)(d)	25,122	435,113
Exabyte Corp. (a)	10	0
FOCUS Enhancements, Inc. (a)	5,500	5,720
Gateway, Inc. (a)	65,168	130,336
Hauppauge Digital, Inc. (a)	500	2,165
Hewlett-Packard Co.	777,905	28,440,207
Hutchinson Technology, Inc. (a)(d)	9,872	203,758
Hypercom Corp. (a)	7,777	72,637
Imation Corp.	8,261	327,383
InFocus Corp. (a)	5,400	14,580
Innovex, Inc. (a)	1,500	3,990
Intermec, Inc. (a)(d)	14,267	427,439
International Business Machines Corp.	432,957	35,056,528
Interphase Corp. (a)	1,906	17,116
Iomega Corp. (a)	6,880	19,402
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Komag, Inc. (a)(d)	9,773	$ 351,437
LaserCard Corp. (a)	1,984	19,721
Lexmark International, Inc. Class A (a)	29,864	1,674,474
McDATA Corp. Class A (a)(d)	21,601	92,668
Mobility Electronics, Inc. (a)(d)	5,783	37,532
MTI Technology Corp. (a)(d)	3,200	3,200
NCR Corp. (a)	47,827	1,663,901
Neoware Systems, Inc. (a)(d)	1,939	25,013
Network Appliance, Inc. (a)	102,303	3,502,855
Novatel Wireless, Inc. (a)(d)	5,888	65,651
Overland Storage, Inc. (a)	2,079	14,782
Palm, Inc. (a)(d)	23,516	342,393
Presstek, Inc. (a)(d)	7,102	58,307
QLogic Corp. (a)	42,474	780,672
Quantum Corp. (a)(d)	121,670	268,891
Rackable Systems, Inc. (a)	8,812	244,621
SanDisk Corp. (a)(d)	52,461	3,091,002
Scan-Optics, Inc. (a)	300	0
Seagate Technology (d)	148,303	3,299,742
SimpleTech, Inc. (a)	7,700	54,131
Socket Communications, Inc. (a)	3,300	3,861
Stratasys, Inc. (a)(d)	1,507	36,002
Sun Microsystems, Inc. (a)	926,322	4,622,347
Synaptics, Inc. (a)(d)	4,302	108,798
Video Display Corp. (a)(d)	2,880	22,118
ViewCast.com, Inc. (a)(d)	13,700	2,192
VPGI Corp. (a)	825	41
Western Digital Corp. (a)(d)	62,766	1,148,618
		124,963,320
Electronic Equipment & Instruments - 0.7%
Acacia Research Corp. - Acacia Technologies (a)(d)	29,577	318,249
Advanced Photonix, Inc. Class A (a)(d)	5,286	10,519
Aeroflex, Inc. (a)	13,939	145,244
Aetrium, Inc. (a)	2,400	11,520
Agilent Technologies, Inc. (a)	119,553	3,844,824
Agilysys, Inc.	5,700	77,064
Allied Motion Technologies, Inc. (a)	4,100	19,229
American Technical Ceramics Corp. (a)	1,900	24,795
American Technology Corp. (a)(d)	900	2,799
Amphenol Corp. Class A	27,500	1,580,425
Anixter International, Inc. (d)	8,178	445,619
APA Enterprises, Inc. (a)	2,800	4,060
Arrow Electronics, Inc. (a)	29,942	835,382
Avnet, Inc. (a)(d)	38,890	760,688
AVX Corp.	10,198	169,389
Axcess, Inc. (a)(d)	1,600	1,760
Bell Industries, Inc. (a)	7,200	20,808
Bell Microproducts, Inc. (a)	3,480	16,982
Benchmark Electronics, Inc. (a)	23,604	588,684
Brightpoint, Inc. (a)	9,374	155,983

	Shares	Value (Note 1)
Broadcast International, Inc. (a)	270	$ 486
CalAmp Corp. (a)	3,032	20,405
Cash Technologies, Inc. (a)	3,400	4,386
CDW Corp. (d)	16,378	954,837
Checkpoint Systems, Inc. (a)	12,599	228,672
Chyron Corp. (a)(d)	1,500	1,485
Cogent, Inc. (a)(d)	6,390	91,249
Cognex Corp.	10,569	269,827
Coherent, Inc. (a)	13,105	475,187
CTS Corp.	5,303	77,954
CyberOptics Corp. (a)	850	11,110
Daktronics, Inc.	15,392	321,231
Dolby Laboratories, Inc. Class A (a)	15,205	329,796
DTS, Inc. (a)	1,697	31,191
Echelon Corp. (a)(d)	4,379	38,579
Electro Scientific Industries, Inc. (a)	3,700	73,667
eMagin Corp. (a)(d)	3,800	1,368
En Pointe Technologies, Inc. (a)	1,400	3,696
Excel Technology, Inc. (a)	1,100	32,208
FARO Technologies, Inc. (a)(d)	3,698	65,122
FLIR Systems, Inc. (a)(d)	15,678	434,281
Frequency Electronics, Inc.	500	6,000
Gerber Scientific, Inc. (a)	3,800	58,596
Giga-Tronics, Inc. (a)	3,000	4,470
Global Imaging Systems, Inc. (a)(d)	30,106	660,225
GTSI Corp. (a)(d)	1,990	16,298
IEC Electronics Corp. (a)	100	100
Ingram Micro, Inc. Class A (a)	51,607	928,926
InPlay Technologies, Inc. (a)	1,500	2,445
Insight Enterprises, Inc. (a)	11,400	205,314
Iteris, Inc. (a)	1,200	3,000
Itron, Inc. (a)(d)	5,247	293,727
Jabil Circuit, Inc.	48,247	1,294,467
Jaco Electronics, Inc. (a)	1,950	6,474
Keithley Instruments, Inc.	1,200	13,572
KEMET Corp. (a)	52,101	428,791
L-1 Identity Solutions, Inc.	15,192	229,247
LeCroy Corp. (a)	1,700	21,845
LightPath Technologies, Inc. Class A (a)(d)	437	1,591
Littelfuse, Inc. (a)	15,918	574,799
LoJack Corp. (a)	3,600	75,168
M-Flex Electronix, Inc. (a)(d)	2,257	50,963
Maxwell Technologies, Inc. (a)(d)	1,100	21,714
MDI, Inc. (a)(d)	3,700	2,183
Measurement Specialties, Inc. (a)	3,305	66,563
Mechanical Technology, Inc. (a)	4,800	10,464
Mercury Computer Systems, Inc. (a)	3,219	39,980
Merix Corp. (a)(d)	1,450	17,589
Mesa Laboratories, Inc.	2,127	37,286
Methode Electronics, Inc. Class A	5,200	41,288
Metrologic Instruments, Inc. (a)(d)	2,058	33,216
Micronetics, Inc. (a)	1,137	10,449
MOCON, Inc.	2,152	19,497
Molex, Inc.	36,462	1,329,769
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
MSGI Security Solutions, Inc. (a)	22	$ 26
MTS Systems Corp.	3,500	117,495
National Instruments Corp. (d)	12,172	337,895
Newport Corp. (a)	22,666	399,602
NU Horizons Electronics Corp. (a)	3,452	48,328
OSI Systems, Inc. (a)(d)	2,149	42,314
OYO Geospace Corp. (a)	1,300	78,247
Park Electrochemical Corp.	2,880	75,168
Paxar Corp. (a)	6,365	123,927
PC Connection, Inc. (a)(d)	2,250	18,248
Pemstar, Inc. (a)	3,100	11,842
PFSweb, Inc. (a)	9,924	7,743
Photon Dynamics, Inc. (a)	2,232	29,976
Planar Systems, Inc. (a)(d)	2,218	21,803
Plexus Corp. (a)	12,950	256,669
RadiSys Corp. (a)	3,400	80,478
Research Frontiers, Inc. (a)(d)	2,000	8,400
Richardson Electronics Ltd.	2,448	20,172
Rofin-Sinar Technologies, Inc. (a)	8,365	458,067
Rogers Corp. (a)	5,542	321,547
Sanmina-SCI Corp. (a)	196,714	666,860
Satcon Technology Corp. (a)(d)	1,200	1,464
ScanSource, Inc. (a)(d)	10,854	336,908
Scientific Technologies, Inc. (a)	3,100	32,798
Smart Modular Tech WWH, Inc.	8,209	81,269
Solectron Corp. (a)	314,766	988,365
Somera Communications, Inc. (a)	280	1,285
Spectrum Control, Inc. (a)	1,500	15,450
Staktek Holdings, Inc. (a)	558	2,985
StockerYale, Inc. (a)(d)	1,200	1,200
Sunpower Corp. Class A (d)	14,607	468,300
Super Vision International, Inc. Class A (a)	2,100	5,166
Symbol Technologies, Inc.	77,843	934,894
SYNNEX Corp. (a)	5,592	124,310
Tech Data Corp. (a)	12,825	447,464
Technitrol, Inc. (d)	18,266	517,110
Tektronix, Inc.	20,369	577,257
Trimble Navigation Ltd. (a)	16,036	785,283
TTM Technologies, Inc. (a)	7,352	94,547
Universal Display Corp. (a)(d)	2,400	25,464
Vishay Intertechnology, Inc. (a)	48,384	677,860
X-Rite, Inc.	2,700	24,003
Zomax, Inc. (a)	4,900	9,898
Zones, Inc. (a)	4,000	33,320
Zygo Corp. (a)	1,200	15,972
		28,334,155
Internet Software & Services - 1.2%
24/7 Real Media, Inc. (a)	460	4,177
Akamai Technologies, Inc. (a)	42,734	1,675,173
aQuantive, Inc. (a)	22,106	548,229

	Shares	Value (Note 1)
Ariba, Inc. (a)	15,281	$ 126,527
Art Technology Group, Inc. (a)	12,485	34,209
Autobytel, Inc. (a)(d)	5,594	15,663
Bankrate, Inc. (a)(d)	3,082	87,590
Chordiant Software, Inc. (a)	14,210	37,941
Click Commerce, Inc. (a)(d)	500	9,155
CMGI, Inc. (a)(d)	94,144	104,500
CNET Networks, Inc. (a)	31,488	296,932
Communication Intelligence Corp. (a)(d)	3,800	1,178
Corillian Corp. (a)	2,171	5,731
CyberSource Corp. (a)	2,800	30,660
DealerTrack Holdings, Inc.	15,025	326,794
deltathree, Inc. (a)(d)	500	895
Digital Insight Corp. (a)	11,621	302,262
Digital River, Inc. (a)(d)	13,296	645,388
Digitas, Inc. (a)	38,569	344,807
DSL.net, Inc. (a)	1,895	91
EarthLink, Inc. (a)	33,248	244,373
eBay, Inc. (a)	291,846	8,130,830
eCollege.com (a)	10,535	130,845
eGain Communications Corp. (a)	500	550
Elcom International, Inc. (a)	2,200	242
Entrust, Inc. (a)	7,900	27,966
Equinix, Inc. (a)(d)	5,633	324,855
Google, Inc. Class A (sub. vtg.) (a)	57,274	21,679,927
Greenfield Online, Inc. (a)	3,100	28,582
I-Many, Inc. (a)	5,700	11,229
iBasis, Inc. (a)	800	6,768
InfoSpace, Inc. (a)	4,695	104,370
Innodata Isogen, Inc. (a)	9,200	16,560
Internap Network Services Corp. (a)(d)	8,339	99,651
Internet America, Inc. (a)	4,200	1,218
Internet Capital Group, Inc. (a)	1,307	11,763
Internet Commerce Corp. Class A (a)(d)	600	2,088
Interwoven, Inc. (a)	5,949	65,261
iPass, Inc. (a)(d)	21,857	99,668
j2 Global Communications, Inc. (a)(d)	10,480	263,362
Jupiter Media Metrix, Inc. (a)	4,711	0
Jupitermedia Corp. (a)(d)	1,200	8,568
Keynote Systems, Inc. (a)	1,600	17,008
LookSmart Ltd. (a)	2,241	5,401
LoopNet, Inc. (d)	612	7,987
LQ Corp., Inc. (a)	574	786
Marchex, Inc. Class B (d)	6,203	101,853
MIVA, Inc. (a)	3,079	7,975
NaviSite, Inc. (a)(d)	344	1,307
NetRatings, Inc. (a)	3,275	49,092
NIC, Inc. (a)	4,201	21,971
On2.Com, Inc. (a)(d)	18,981	12,527
Onstream Media Corp. (a)(d)	206	128
Openwave Systems, Inc. (a)(d)	23,640	191,248
Optio Software, Inc. (a)	3,000	4,050
Prescient Applied Intel, Inc. (a)	120	9
RealNetworks, Inc. (a)	41,635	459,234
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
S1 Corp. (a)	6,982	$ 35,538
Saba Software, Inc. (a)	2,586	13,680
Salon Media Group, Inc. (a)	5,500	825
SAVVIS, Inc. (a)(d)	616	15,406
Selectica, Inc. (a)	6,434	15,249
SonicWALL, Inc. (a)	13,089	134,293
Stellent, Inc.	4,736	50,723
Supportsoft, Inc. (a)	10,058	40,031
Terremark Worldwide, Inc. (a)(d)	6,610	35,430
The Sedona Corp. (a)	6,100	1,586
TheStreet.com, Inc.	3,600	38,736
Tumbleweed Communications Corp. (a)	1,858	5,147
United Online, Inc.	17,898	205,290
ValueClick, Inc. (a)	43,004	759,021
VeriSign, Inc. (a)	64,420	1,303,861
Vignette Corp. (a)	2,828	39,111
Vitria Technology, Inc. (a)	2,487	6,392
Web.com, Inc. (a)	1,108	4,753
Webb Interactive Services, Inc. (a)	4,300	301
WebEx Communications, Inc. (a)	10,438	372,637
webMethods, Inc. (a)	6,251	49,320
Websense, Inc. (a)	11,294	233,447
WorldGate Communications, Inc. (a)(d)	1,300	2,119
Yahoo!, Inc. (a)	375,821	10,831,161
Zix Corp. (a)(d)	10,905	9,596
		50,940,807
IT Services - 1.3%
Accenture Ltd. Class A	164,775	4,887,227
Acxiom Corp.	27,180	660,202
Affiliated Computer Services, Inc. Class A (a)	28,919	1,484,701
Affinity Technology Group, Inc. (a)	10,600	4,240
Alliance Data Systems Corp. (a)	18,169	918,261
Answerthink, Inc. (a)	2,704	7,706
Applied Digital Solutions, Inc. (a)(d)	2,397	4,219
Automatic Data Processing, Inc.	157,574	7,437,493
BearingPoint, Inc. (a)(d)	73,551	614,886
CACI International, Inc. Class A (a)(d)	7,313	388,028
Carreker Corp. (a)	4,530	29,672
Ceridian Corp. (a)	43,227	1,031,828
CheckFree Corp. (a)(d)	25,740	921,492
Ciber, Inc. (a)	7,491	49,516
Cognizant Technology Solutions Corp. Class A (a)	37,293	2,607,154
Computer Horizons Corp. (a)	5,300	23,585
Computer Sciences Corp. (a)	47,462	2,248,750
Convergys Corp. (a)	36,648	764,844
Covansys Corp. (a)	1,255	21,536
CSG Systems International, Inc. (a)	17,319	466,227
CSP, Inc. (a)	3,600	29,088

	Shares	Value (Note 1)
Direct Insite Corp. (a)	40	$ 10
DST Systems, Inc. (a)(d)	15,589	920,219
Edgewater Technology, Inc. (a)	2,800	16,156
eFunds Corp. (a)	11,708	271,860
Electronic Data Systems Corp.	146,249	3,485,114
eLoyalty Corp.	3,847	62,360
ePresence, Inc. (a)	600	0
Euronet Worldwide, Inc. (a)	11,531	280,203
Fidelity National Information Services, Inc.	22,144	811,356
First Data Corp.	210,520	9,046,044
Fiserv, Inc. (a)	48,691	2,150,681
Forrester Research, Inc. (a)	3,800	112,176
Gartner, Inc. Class A (a)	22,106	344,633
Gevity HR, Inc. (d)	4,273	109,859
Global Payments, Inc.	20,939	796,729
Heartland Payment Systems, Inc. (d)	12,801	345,755
Hewitt Associates, Inc. Class A (a)(d)	27,395	615,566
iGate Corp. (a)	4,382	20,771
Infocrossing, Inc. (a)(d)	12,655	151,607
Inforte Corp. (a)	640	2,630
infoUSA, Inc.	5,193	42,894
Iron Mountain, Inc. (a)(d)	33,025	1,353,695
Kanbay International, Inc. (a)(d)	4,600	85,146
Keane, Inc. (a)	8,692	134,552
Lightbridge, Inc. (a)	4,152	49,409
Lionbridge Technologies, Inc. (a)	18,336	130,552
ManTech International Corp. Class A (a)	7,337	223,338
Mastercard, Inc. Class A (d)	16,417	917,710
Maximus, Inc.	3,215	85,583
MoneyGram International, Inc.	22,826	716,736
MPS Group, Inc. (a)	25,800	362,748
New Century Equity Holdings Corp.	1,200	258
Paychex, Inc.	91,825	3,297,436
Perot Systems Corp. Class A (a)	22,474	322,727
RightNow Technologies, Inc. (a)	665	10,214
Sabre Holdings Corp. Class A	33,386	731,821
Safeguard Scientifics, Inc. (a)	11,755	23,157
Sapient Corp. (a)(d)	32,671	159,108
Science Dynamics Corp. (a)	4,100	283
SI International, Inc. (a)	2,269	65,551
SM&A (a)	3,853	23,734
SRA International, Inc. Class A (a)	14,891	417,097
StarTek, Inc.	1,900	21,603
Storage Engine, Inc. (a)	434	2
Sykes Enterprises, Inc. (a)	6,100	122,671
Syntel, Inc.	5,600	122,696
TALX Corp.	5,341	131,923
Technology Solutions Co. (a)	455	3,990
The BISYS Group, Inc. (a)	43,331	445,876
The Management Network Group, Inc. (a)(d)	1,200	1,968
TNS, Inc. (a)	17,749	281,499
Total System Services, Inc. (d)	6,668	148,630
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
TSR, Inc.	100	$ 408
Tyler Technologies, Inc. (a)	6,359	83,176
Unisys Corp. (a)	110,447	590,891
VeriFone Holdings, Inc. (a)	7,435	172,120
Wright Express Corp. (a)	19,580	526,702
		55,952,288
Office Electronics - 0.1%
Xerox Corp. (a)	264,529	3,917,674
Zebra Technologies Corp. Class A (a)	18,923	640,354
		4,558,028
Semiconductors & Semiconductor Equipment - 2.8%
8X8, Inc. (a)(d)	1,000	990
Actel Corp. (a)	3,829	59,426
ADE Corp. (a)	800	25,736
Advanced Analogic Technologies, Inc.	24,261	230,965
Advanced Energy Industries, Inc. (a)	4,100	58,917
Advanced Micro Devices, Inc. (a)	131,667	3,290,358
AEHR Test Systems (a)	3,046	30,460
Agere Systems, Inc. (a)	56,319	858,302
Alliance Semiconductor Corp. (a)	2,900	8,903
Altera Corp. (a)	100,125	2,025,529
AMIS Holdings, Inc. (a)	8,318	75,777
Amkor Technology, Inc. (a)(d)	28,226	160,041
Amtech Systems, Inc. (a)	3,500	24,045
ANADIGICS, Inc. (a)	5,094	38,001
Analog Devices, Inc.	99,063	3,035,290
Applied Materials, Inc.	444,601	7,504,865
Applied Micro Circuits Corp. (a)(d)	59,603	162,716
Asyst Technologies, Inc. (a)	5,531	41,427
Atheros Communications, Inc. (a)(d)	17,385	282,854
Atmel Corp. (a)(d)	108,362	625,249
ATMI, Inc. (a)	17,522	505,860
Axcelis Technologies, Inc. (a)(d)	22,378	140,758
AXT, Inc. (a)(d)	5,100	16,881
Broadcom Corp. Class A (a)	121,010	3,562,534
Brooks Automation, Inc. (a)(d)	45,292	629,559
Cabot Microelectronics Corp. (a)	6,707	210,868
California Micro Devices Corp. (a)	1,400	6,188
Centillium Communications, Inc. (a)(d)	3,503	6,901
Ceva, Inc. (a)(d)	3,103	17,625
Cirrus Logic, Inc. (a)	12,367	90,526
Cohu, Inc.	3,575	59,953
Conexant Systems, Inc. (a)(d)	132,344	272,629
Credence Systems Corp. (a)	30,931	78,255
Cree, Inc. (a)(d)	22,409	417,256
Cymer, Inc. (a)(d)	10,446	429,853
Cypress Semiconductor Corp. (a)(d)	38,400	600,576
Diodes, Inc. (a)	4,338	162,415
DSP Group, Inc. (a)	24,412	597,362
Electroglas, Inc. (a)	4,674	12,760

	Shares	Value (Note 1)
EMCORE Corp. (a)(d)	2,848	$ 21,502
Entegris, Inc. (a)(d)	42,538	461,963
ESS Technology, Inc. (a)(d)	6,403	8,324
Exar Corp. (a)	5,900	82,482
Fairchild Semiconductor International, Inc. (a)(d)	27,314	492,471
FEI Co. (a)	4,100	85,116
FormFactor, Inc. (a)	11,205	540,753
Freescale Semiconductor, Inc. Class B (a)	111,950	3,460,375
FSI International, Inc. (a)	4,200	24,360
Genesis Microchip, Inc. (a)(d)	7,558	97,649
Hi/fn, Inc. (a)	1,922	10,052
Hittite Microwave Corp. (a)	9,008	406,981
Ibis Technology Corp. (a)	2,229	6,286
Integrated Device Technology, Inc. (a)	56,302	970,083
Integrated Silicon Solution, Inc. (a)	4,221	21,991
Intel Corp.	1,628,438	31,819,679
International Rectifier Corp. (a)	21,044	742,853
Intersil Corp. Class A	43,619	1,105,742
Intest Corp. (a)	2,530	14,725
Intevac, Inc. (a)	13,133	220,634
IXYS Corp. (a)	3,700	32,486
JMAR Technologies, Inc. (a)(d)	2,900	1,450
KLA-Tencor Corp.	54,390	2,388,265
Kopin Corp. (a)	9,400	35,250
Kulicke & Soffa Industries, Inc. (a)	7,962	62,661
Lam Research Corp. (a)(d)	36,324	1,554,304
Lattice Semiconductor Corp. (a)	21,552	157,761
Leadis Technology, Inc. (a)(d)	7,132	28,813
Linear Technology Corp.	85,974	2,923,976
LSI Logic Corp. (a)	116,329	936,448
LTX Corp. (a)	8,192	41,533
Marvell Technology Group Ltd. (a)	122,234	2,140,317
Mattson Technology, Inc. (a)	7,388	57,848
Maxim Integrated Products, Inc.	89,377	2,600,871
MEMC Electronic Materials, Inc. (a)	39,747	1,537,414
Micrel, Inc. (a)	13,153	131,793
Micro Component Technology, Inc. (a)	4,500	1,305
Micro Linear Corp. (a)	100	325
Microchip Technology, Inc.	57,846	1,976,019
Micron Technology, Inc. (a)	200,068	3,457,175
Microsemi Corp. (a)	22,641	628,741
Mindspeed Technologies, Inc. (a)(d)	25,211	48,153
MIPS Technologies, Inc. (a)	6,500	45,240
MKS Instruments, Inc. (a)(d)	12,987	271,298
MoSys, Inc. (d)	4,277	29,041
Nanometrics, Inc. (a)	800	8,472
National Semiconductor Corp.	87,302	2,120,566
NeoMagic Corp. (a)(d)	200	536
Netlogic Microsystems, Inc. (a)(d)	6,131	180,926
Novellus Systems, Inc. (a)	37,451	1,045,632
NVIDIA Corp. (a)	96,132	2,798,403
Omnivision Technologies, Inc. (a)(d)	14,495	240,617
ON Semiconductor Corp. (a)	49,216	295,788
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
PDF Solutions, Inc. (a)	4,200	$ 54,432
Pericom Semiconductor Corp. (a)	4,500	41,850
Photronics, Inc. (a)	13,350	193,709
Pixelworks, Inc. (a)	5,600	13,664
PLX Technology, Inc. (a)(d)	3,886	41,658
PMC-Sierra, Inc. (a)(d)	77,970	533,315
QuickLogic Corp. (a)	4,793	13,325
Rambus, Inc. (a)(d)	24,774	393,163
Ramtron International Corp. (a)	4,700	11,515
RF Micro Devices, Inc. (a)	60,013	397,286
Rudolph Technologies, Inc. (a)(d)	3,621	64,816
Semitool, Inc. (a)	4,700	51,324
Semtech Corp. (a)	16,534	216,099
Sigma Designs, Inc. (a)(d)	2,609	36,448
SigmaTel, Inc. (a)	3,990	19,471
Silicon Image, Inc. (a)	18,184	211,116
Silicon Laboratories, Inc. (a)	13,398	472,547
Silicon Storage Technology, Inc. (a)	18,672	78,422
SiRF Technology Holdings, Inc. (a)(d)	15,696	413,276
Skyworks Solutions, Inc. (a)	63,683	294,852
Spansion, Inc. Class A	11,200	192,528
SRS Labs, Inc. (a)	2,700	13,311
Standard Microsystems Corp. (a)	2,900	81,403
Supertex, Inc. (a)(d)	2,131	75,373
Tegal Corp. (a)(d)	508	2,129
Teradyne, Inc. (a)	61,017	856,679
Tessera Technologies, Inc. (a)	18,572	611,019
Texas Instruments, Inc.	436,206	14,215,954
Therma-Wave, Inc. (a)(d)	5,400	6,426
Transmeta Corp. (a)(d)	19,000	22,420
Transwitch Corp. (a)	14,454	25,728
Trident Microsystems, Inc. (a)	11,138	229,777
Trio-Tech International	3,600	22,644
TriQuint Semiconductor, Inc. (a)	99,016	488,149
Tvia, Inc. (a)	6,300	19,845
Ultratech, Inc. (a)	3,672	53,721
Varian Semiconductor Equipment Associates, Inc. (a)(d)	15,523	548,117
Veeco Instruments, Inc. (a)	4,200	102,732
Virage Logic Corp. (a)	3,148	26,160
Volterra Semiconductor Corp. (a)(d)	5,049	76,139
White Electronic Designs Corp. (a)	3,182	15,655
Xilinx, Inc. (d)	93,389	2,135,806
Zoran Corp. (a)	17,949	319,851
		118,425,912
Software - 3.2%
Activision, Inc. (a)	82,832	1,068,533
Actuate Corp. (a)	4,899	18,518
Adept Technology, Inc. (a)	680	10,268
Adobe Systems, Inc. (a)	166,891	5,413,944
Advent Software, Inc. (a)(d)	4,100	134,275

	Shares	Value (Note 1)
Agile Software Corp. (a)	5,154	$ 29,739
Altiris, Inc. (a)	3,734	84,388
American Software, Inc. Class A	3,700	22,829
Analytical Surveys, Inc. (a)	20	12
Ansoft Corp. (a)	1,000	24,040
Ansys, Inc. (a)(d)	9,615	449,405
Applix, Inc. (a)	2,600	21,086
ARI Network Services, Inc. (a)	2,800	5,740
Aspen Technology, Inc. (a)	4,900	54,684
Atari, Inc. (a)	28,859	19,913
Authentidate Holding Corp. (a)	1,900	4,009
Autodesk, Inc. (a)	60,902	2,116,954
BEA Systems, Inc. (a)	118,897	1,632,456
Bitstream, Inc. Class A (a)	5,067	36,888
Blackbaud, Inc.	25,505	589,421
Blackboard, Inc. (a)(d)	17,085	455,315
BMC Software, Inc. (a)	61,828	1,645,861
Borland Software Corp. (a)	21,785	128,096
Bottomline Technologies, Inc. (a)	1,400	14,126
BSQUARE Corp. (a)	300	588
CA, Inc.	130,201	3,068,838
Cadence Design Systems, Inc. (a)	75,723	1,244,129
CAM Commerce Solutions, Inc.	2,300	46,460
Captaris, Inc. (a)	7,200	37,296
Catapult Communications Corp. (a)	1,500	14,565
Citrix Systems, Inc. (a)	48,905	1,500,405
Compuware Corp. (a)	87,555	665,418
Concur Technologies, Inc. (a)(d)	3,000	41,790
Convera Corp. Class A (a)(d)	2,323	14,472
Datawatch Corp. (a)	2,268	6,668
Digimarc Corp. (a)	1,449	9,984
DocuCorp International, Inc. (a)	2,820	22,560
Dynamics Research Corp. (a)	2,379	24,884
Electronic Arts, Inc. (a)	83,178	4,239,583
Embarcadero Technologies, Inc. (a)	2,400	15,528
eMerge Interactive, Inc. Class A (a)(d)	255	490
Epicor Software Corp. (a)(d)	8,396	103,942
EPIQ Systems, Inc. (a)(d)	3,148	46,842
ePlus, Inc. (a)	1,200	11,640
eSpeed, Inc. Class A (a)	4,755	39,990
FactSet Research Systems, Inc.	10,891	480,293
Fair, Isaac & Co., Inc.	15,339	537,018
FalconStor Software, Inc. (a)(d)	3,300	23,364
FileNET Corp. (a)(d)	13,069	456,631
GraphOn Corp. (a)	4,200	798
GSE Systems, Inc. (a)	452	1,740
Hyperion Solutions Corp. (a)	14,217	470,867
Informatica Corp. (a)	43,164	631,921
Interactive Intelligence, Inc. (a)	2,100	24,339
Intergraph Corp. (a)	6,049	225,991
Internet Security Systems, Inc. (a)(d)	12,578	347,907
InterVideo, Inc. (a)	1,781	22,583
Intervoice, Inc. (a)	11,355	80,734
Intrusion, Inc. (a)(d)	900	378
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc. (a)	85,768	$ 2,591,909
Jack Henry & Associates, Inc.	27,511	527,111
JDA Software Group, Inc. (a)	3,900	64,701
Kronos, Inc. (a)	6,812	207,902
Lawson Software, Inc. (a)	29,938	199,387
Macrovision Corp. (a)(d)	23,263	541,563
Magma Design Automation, Inc. (a)	4,600	34,868
Manhattan Associates, Inc. (a)	7,847	182,129
MapInfo Corp. (a)	3,502	43,425
McAfee, Inc. (a)	42,785	973,787
Mentor Graphics Corp. (a)(d)	20,882	302,789
MetaSolv, Inc. (a)	1,300	4,082
MICROS Systems, Inc. (a)	13,601	650,944
Microsoft Corp.	2,531,441	65,032,719
MicroStrategy, Inc. Class A (a)(d)	4,097	373,646
Midway Games, Inc. (a)(d)	7,292	67,086
Mobius Management Systems, Inc. (a)	5,733	38,010
Moldflow Corp. (a)	2,648	32,067
MRO Software, Inc. (a)	3,700	95,053
Napster, Inc. (a)	3,394	11,370
NAVTEQ Corp. (a)	24,970	663,203
Netguru, Inc.	1,800	594
NetManage, Inc. (a)	1,157	5,843
NetScout Systems, Inc. (a)	7,668	54,213
NetSol Technologies, Inc. (a)	20	41
Novell, Inc. (a)	108,449	723,355
Nuance Communications, Inc. (a)(d)	51,111	401,221
Open Solutions, Inc. (a)(d)	7,534	222,554
Opnet Technologies, Inc. (a)	4,559	62,185
Opsware, Inc. (a)(d)	24,964	175,996
Oracle Corp. (a)	1,143,237	17,891,659
Parametric Technology Corp. (a)	25,967	418,328
Peerless Systems Corp. (a)	200	802
Pegasystems, Inc. (d)	3,570	28,489
Pervasive Software, Inc. (a)	4,094	15,516
Phoenix Technologies Ltd. (a)	3,000	15,000
Plato Learning, Inc. (a)	2,149	12,056
Progress Software Corp. (a)(d)	11,733	297,080
QAD, Inc.	4,079	30,144
Quality Systems, Inc.	3,612	144,841
Quest Software, Inc. (a)(d)	14,533	202,445
Quovadx, Inc. (a)	7,549	21,137
Radiant Systems, Inc. (a)	2,700	29,862
Red Hat, Inc. (a)	50,859	1,181,963
Renaissance Learning, Inc. (d)	4,400	57,024
Reynolds & Reynolds Co. Class A	19,355	742,458
RSA Security, Inc. (a)	22,495	626,486
SAFLINK Corp. (a)(d)	1,740	731
Salesforce.com, Inc. (a)(d)	19,599	675,774
SCO Group, Inc. (a)(d)	3,132	7,266
Secure Computing Corp. (a)(d)	4,719	29,966

	Shares	Value (Note 1)
Smith Micro Software, Inc. (a)(d)	3,687	$ 49,627
Sonic Foundry, Inc. (a)(d)	1,800	4,086
Sonic Solutions, Inc. (a)(d)	2,792	41,908
SPSS, Inc. (a)	12,722	322,757
StorageNetworks, Inc. (a)	13,600	0
SumTotal Systems, Inc. (a)	682	4,426
Sybase, Inc. (a)	27,978	645,452
Symantec Corp. (a)	299,779	5,587,881
Synopsys, Inc. (a)	50,879	964,666
Synplicity, Inc. (a)	300	1,929
Take-Two Interactive Software, Inc. (a)(d)	15,130	184,586
TenFold Corp. (a)	2,690	511
THQ, Inc. (a)(d)	22,524	581,119
TIBCO Software, Inc. (a)	56,020	440,317
Transaction Systems Architects, Inc. Class A (a)	12,094	401,158
Ulticom, Inc. (a)	4,033	43,314
Ultimate Software Group, Inc. (a)(d)	5,525	124,865
VA Software Corp. (a)(d)	11,502	43,017
Verint Systems, Inc. (a)	2,382	78,725
Versant Corp. (a)	320	2,723
Vertical Communications, Inc. (a)	533	277
Viewpoint Corp. (a)	3,600	5,868
Voxware, Inc. (a)	63	260
WatchGuard Technologies, Inc. (a)	2,887	11,981
Wave Systems Corp. Class A (a)(d)	700	1,309
Wayside Technology Group, Inc.	1,200	17,664
Wind River Systems, Inc. (a)	29,444	299,445
Witness Systems, Inc. (a)	17,812	289,445
		135,303,232
TOTAL INFORMATION TECHNOLOGY		622,845,178
MATERIALS - 3.1%
Chemicals - 1.5%
A. Schulman, Inc.	14,000	330,260
Air Products & Chemicals, Inc.	55,948	3,708,793
Airgas, Inc.	17,437	624,593
Albemarle Corp.	11,290	619,821
American Pacific Corp. (a)	800	5,560
American Vanguard Corp. (d)	8,048	121,122
Arch Chemicals, Inc.	9,424	261,422
Ashland, Inc.	15,845	1,000,453
Atlantis Plastics, Inc. Class A (a)(d)	600	4,014
Bairnco Corp.	800	9,648
Balchem Corp.	1,125	22,399
Cabot Corp.	24,617	818,023
Calgon Carbon Corp. (d)	3,000	14,010
Celanese Corp. Class A	14,324	264,851
CF Industries Holdings, Inc.	9,000	142,740
CFC International, Inc. (a)(d)	600	9,954
Chemtura Corp.	64,725	562,460
Cytec Industries, Inc.	10,591	565,030
Dow Chemical Co.	269,992	10,294,795
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.	261,040	$ 10,433,769
Eastman Chemical Co.	20,991	1,100,978
Ecolab, Inc.	47,122	2,100,699
Eden Bioscience Corp. (a)(d)	2,790	1,730
Ferro Corp.	15,338	261,973
FMC Corp.	11,409	697,318
Georgia Gulf Corp.	16,865	447,597
H.B. Fuller Co.	24,000	461,520
Hawkins, Inc.	5,191	71,740
Hercules, Inc. (a)	33,384	520,790
Huntsman Corp.	21,516	388,579
International Flavors & Fragrances, Inc.	24,386	969,831
Kronos Worldwide, Inc.	87	2,645
LESCO, Inc. (a)	2,923	22,127
Lubrizol Corp.	18,388	799,694
Lyondell Chemical Co.	59,199	1,537,990
MacDermid, Inc.	4,758	136,317
Material Sciences Corp. (a)	1,300	12,389
Minerals Technologies, Inc.	7,252	377,031
Monsanto Co.	151,488	7,186,591
Mosaic Co. (d)	35,452	575,740
Nalco Holding Co. (a)(d)	18,050	335,911
Nanophase Technologies Corp. (a)(d)	3,697	25,324
NewMarket Corp.	7,190	445,277
NL Industries, Inc.	5,326	55,124
Olin Corp.	17,725	266,407
OM Group, Inc. (a)	13,927	557,080
OMNOVA Solutions, Inc. (a)	3,100	17,422
Penford Corp.	600	9,384
Pioneer Companies, Inc. (a)	5,000	121,800
PolyOne Corp. (a)(d)	28,630	248,222
PPG Industries, Inc.	44,342	2,809,509
Praxair, Inc.	88,529	5,082,450
Quaker Chemical Corp.	700	13,230
Rockwood Holdings, Inc. (d)	16,428	344,659
Rohm & Haas Co.	38,249	1,686,781
RPM International, Inc.	37,124	698,302
Sensient Technologies Corp.	11,073	222,789
Sigma Aldrich Corp.	15,056	1,093,517
Spartech Corp.	11,611	261,596
Stepan Co.	700	20,636
Summa Industries, Inc.	500	4,255
Symyx Technologies, Inc. (a)	16,179	370,499
Terra Industries, Inc. (a)(d)	17,967	131,878
The Scotts Miracle-Gro Co. Class A	10,366	444,909
Tronox, Inc. Class A	5,666	72,525
Valspar Corp.	24,084	640,634
W.R. Grace & Co. (a)	13,050	133,110
Wellman, Inc.	2,274	8,164

	Shares	Value (Note 1)
Westlake Chemical Corp.	8,707	$ 260,862
Zoltek Companies, Inc. (a)(d)	800	20,440
		63,889,692
Construction Materials - 0.1%
Eagle Materials, Inc.	12,162	436,008
Florida Rock Industries, Inc.	11,835	440,144
Headwaters, Inc. (a)(d)	11,029	243,961
Martin Marietta Materials, Inc.	11,253	926,797
Texas Industries, Inc.	8,449	396,596
U.S. Concrete, Inc. (a)	25,553	156,640
Vulcan Materials Co.	22,606	1,777,058
		4,377,204
Containers & Packaging - 0.2%
AEP Industries, Inc. (a)	600	26,280
Aptargroup, Inc.	12,916	665,174
Ball Corp.	28,145	1,135,369
Bemis Co., Inc.	22,378	722,809
Caraustar Industries, Inc. (a)	5,232	39,606
Chesapeake Corp.	3,900	56,550
Crown Holdings, Inc. (a)	41,929	771,074
Graphic Packaging Corp. (a)(d)	18,587	72,118
Greif Brothers Corp. Class A	6,918	490,140
MOD-PAC Corp. (sub. vtg.) (a)	1,150	12,409
Myers Industries, Inc.	12,494	205,276
Owens-Illinois, Inc.	38,680	586,389
Packaging Corp. of America	24,361	563,714
Pactiv Corp. (a)	37,368	998,847
Rock-Tenn Co. Class A	18,000	347,760
Sealed Air Corp.	21,854	1,133,567
Silgan Holdings, Inc.	6,400	226,560
Smurfit-Stone Container Corp. (d)	71,704	816,709
Sonoco Products Co.	25,717	861,005
Temple-Inland, Inc.	27,968	1,245,135
		10,976,491
Metals & Mining - 1.0%
A.M. Castle & Co.	8,160	230,602
AK Steel Holding Corp. (a)	22,608	285,087
Alcoa, Inc.	241,998	6,918,723
Aleris International, Inc. (a)(d)	9,302	476,914
Allegheny Technologies, Inc.	24,540	1,407,369
Amcol International Corp. (d)	3,826	88,840
Brush Engineered Materials, Inc. (a)	4,706	125,744
Carpenter Technology Corp.	6,154	589,799
Century Aluminum Co. (a)	6,300	218,673
Chaparral Steel Co. (a)	6,449	460,588
Cleveland-Cliffs, Inc. (d)	11,710	427,064
Coeur d'Alene Mines Corp. (a)(d)	76,637	416,139
Commercial Metals Co.	29,724	641,741
Compass Minerals International, Inc.	11,094	296,543
Freeport-McMoRan Copper & Gold, Inc. Class B	50,734	2,953,226
Gibraltar Industries, Inc.	11,584	280,333
Glamis Gold Ltd. (a)	43,346	1,988,277
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Hecla Mining Co. (d)	17,839	$ 116,132
Kaiser Aluminum Corp. (a)(d)	4,500	170,235
Meridian Gold, Inc. (a)	28,658	847,580
Metal Management, Inc.	10,000	255,800
Newmont Mining Corp.	116,781	5,985,026
NN, Inc.	100	1,256
Nucor Corp.	76,401	3,733,717
Oregon Steel Mills, Inc. (a)	10,953	527,606
Phelps Dodge Corp.	57,827	5,175,517
Quanex Corp.	10,989	377,252
Reliance Steel & Aluminum Co.	16,528	541,623
Royal Gold, Inc. (d)	6,723	200,278
RTI International Metals, Inc. (a)(d)	7,667	332,518
Ryerson Tull, Inc. (d)	15,693	332,378
Schnitzer Steel Industries, Inc. Class A	6,426	204,026
Southern Copper Corp. (d)	9,997	922,923
Steel Dynamics, Inc. (d)	12,874	679,618
Steel Technologies, Inc.	2,600	57,824
Stillwater Mining Co. (a)	16,535	155,925
Synalloy Corp. (a)	700	9,555
Titanium Metals Corp. (d)	21,520	555,216
United States Steel Corp.	29,427	1,711,769
Universal Stainless & Alloy Products, Inc. (a)	2,700	65,988
Wheeling Pittsburgh Corp. (a)	2,314	40,773
Worthington Industries, Inc.	23,237	444,059
		41,250,256
Paper & Forest Products - 0.3%
Bowater, Inc.	18,048	410,231
Buckeye Technologies, Inc. (a)	6,535	53,130
Deltic Timber Corp.	2,383	113,026
International Paper Co.	134,041	4,660,606
Louisiana-Pacific Corp.	27,227	532,560
MeadWestvaco Corp.	46,565	1,189,736
Neenah Paper, Inc.	10,897	365,812
P.H. Glatfelter Co.	13,530	194,156
Pope & Talbot, Inc.	1,500	8,250
Schweitzer-Mauduit International, Inc. (d)	5,576	105,944
Wausau-Mosinee Paper Corp.	9,800	133,378
Weyerhaeuser Co.	65,608	4,067,696
		11,834,525
TOTAL MATERIALS		132,328,168
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.3%
Alaska Communication Systems Group, Inc. (d)	35,500	489,545
Allegiance Telecom, Inc. (a)	7,100	0
AT&T, Inc.	1,098,985	34,211,403

	Shares	Value (Note 1)
BellSouth Corp.	512,875	$ 20,884,270
Broadwing Corp. (a)(d)	10,240	117,248
C2 Global Technologies, Inc. (a)(d)	450	230
CenturyTel, Inc.	36,406	1,449,687
Cincinnati Bell, Inc.	61,223	309,176
Citizens Communications Co.	106,441	1,467,821
Cogent Communications Group, Inc. (a)	2	19
Commonwealth Telephone Enterprises, Inc.	17,908	631,436
Consolidated Communications Holdings, Inc.	1,584	27,166
Covad Communications Group, Inc. (a)(d)	33,939	51,587
CT Communications, Inc.	1,738	40,044
D&E Communications, Inc.	2,800	31,836
Embarq Corp.	39,114	1,844,225
FairPoint Communications, Inc.	3,643	59,563
Fonix Corp. (a)	465	4
General Communications, Inc. Class A (a)	6,544	83,174
Global Crossing Ltd. (a)(d)	4,203	70,442
HickoryTech Corp.	540	3,742
Hungarian Telephone & Cable Corp. (a)	4,123	66,050
IDT Corp. Class B (a)	11,458	163,620
Iowa Telecommunication Services, Inc.	11,175	217,019
Level 3 Communications, Inc. (a)(d)	248,497	1,100,842
Moscow CableCom Corp. (a)(d)	1,700	15,691
NeuStar, Inc. Class A (d)	17,950	506,549
North Pittsburgh Systems, Inc.	2,140	53,457
Pac-West Telecomm, Inc. (a)	1,090	556
Premiere Global Services, Inc. (a)	19,031	148,442
Qwest Communications International, Inc. (a)	425,310	3,746,981
Shenandoah Telecommunications Co.	1,800	79,128
SureWest Communications	1,661	31,526
Talk America Holdings, Inc. (a)(d)	4,710	27,318
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	22,714	408,171
U.S. LEC Corp. Class A (a)(d)	2,800	14,420
Verizon Communications, Inc.	822,253	28,926,861
Vonage Holdings Corp. (d)	5,692	48,439
Windstream Corp.	124,846	1,647,967
XETA Technologies, Inc. (a)	2,000	4,700
		98,980,355
Wireless Telecommunication Services - 0.8%
@Road, Inc. (a)	6,908	32,675
ALLTEL Corp.	108,815	5,898,861
American Tower Corp. Class A (a)(d)	119,645	4,290,470
Centennial Communications Corp. Class A	19,693	92,360
Crown Castle International Corp. (d)	59,613	2,048,303
Dobson Communications Corp. Class A (d)	64,495	443,081
FiberTower Corp.	23,002	178,726
GoAmerica, Inc. (a)(d)	30	102
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
InPhonic, Inc. (a)(d)	655	$ 4,637
IPCS, Inc. (a)(d)	2,800	145,376
LCC International, Inc. (a)	2,300	7,889
Leap Wireless International, Inc. (a)	20,000	925,200
Metro One Telecommunications, Inc. (a)(d)	1,450	3,031
NII Holdings, Inc. (a)	35,346	1,885,709
Price Communications Corp. (a)	15,956	291,676
Rural Cellular Corp. Class A (a)	4,700	37,177
SBA Communications Corp. Class A (a)	22,266	573,127
Sprint Nextel Corp.	812,182	13,742,119
SunCom Wireless Holdings, Inc. Class A (a)	6,400	9,152
Syniverse Holdings, Inc. (a)(d)	3,780	63,315
Telephone & Data Systems, Inc.	31,174	1,322,089
U.S. Cellular Corp. (d)	3,371	202,091
USA Mobility, Inc.	16,194	370,033
Wireless Facilities, Inc. (a)(d)	7,785	17,049
		32,584,248
TOTAL TELECOMMUNICATION SERVICES		131,564,603
UTILITIES - 3.7%
Electric Utilities - 1.5%
Allegheny Energy, Inc. (a)	47,148	1,967,958
Allete, Inc.	4,890	224,647
American Electric Power Co., Inc.	110,711	4,038,737
Central Vermont Public Service Corp.	2,400	54,192
Cleco Corp.	31,034	774,609
DPL, Inc. (d)	31,522	876,312
Duquesne Light Holdings, Inc.	18,842	370,999
Edison International	79,989	3,490,720
El Paso Electric Co. (a)	8,800	210,408
Empire District Electric Co.	5,700	128,820
Entergy Corp.	55,342	4,297,306
Exelon Corp.	186,576	11,377,404
FirstEnergy Corp.	91,323	5,210,890
FPL Group, Inc.	98,573	4,381,570
Great Plains Energy, Inc.	22,053	673,058
Green Mountain Power Corp.	2,020	67,327
Hawaiian Electric Industries, Inc. (d)	25,869	709,328
IDACORP, Inc.	11,816	453,971
ITC Holdings Corp.	18,943	645,388
MGE Energy, Inc.	3,300	110,913
Northeast Utilities	52,899	1,206,626
Otter Tail Corp.	8,116	244,697
Pepco Holdings, Inc.	56,656	1,438,496
Pinnacle West Capital Corp.	30,562	1,404,018
Portland General Electric Co. (d)	6,400	163,200
PPL Corp.	102,688	3,590,999
Progress Energy, Inc.	72,044	3,193,711

	Shares	Value (Note 1)
Reliant Energy, Inc. (a)	91,324	$ 1,229,221
Sierra Pacific Resources	56,368	831,428
Southern Co.	206,000	7,059,620
UIL Holdings Corp.	4,833	176,598
Unisource Energy Corp.	22,120	763,361
Unitil Corp.	1,979	48,624
Westar Energy, Inc.	39,916	973,551
		62,388,707
Gas Utilities - 0.3%
AGL Resources, Inc.	20,744	754,874
Atmos Energy Corp.	30,864	888,883
Cascade Natural Gas Corp.	2,816	72,230
Chesapeake Utilities Corp.	3,158	101,719
Delta Natural Gas Co., Inc.	1,500	37,755
Energen Corp.	14,052	613,229
EnergySouth, Inc.	1,948	67,225
Equitable Resources, Inc.	33,375	1,230,203
Laclede Group, Inc.	3,369	109,796
National Fuel Gas Co.	21,656	826,610
New Jersey Resources Corp.	8,309	412,625
Nicor, Inc.	12,777	557,844
Northwest Natural Gas Co.	10,825	414,056
ONEOK, Inc. (d)	32,746	1,253,189
Peoples Energy Corp.	21,034	891,421
Piedmont Natural Gas Co., Inc. (d)	17,138	446,788
Questar Corp.	24,305	2,103,355
South Jersey Industries, Inc.	11,890	344,691
Southern Union Co.	37,279	1,030,392
Southwest Gas Corp.	22,490	757,913
UGI Corp.	29,247	725,326
WGL Holdings, Inc.	26,908	836,032
		14,476,156
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	182,265	3,871,309
Black Hills Corp.	11,850	412,499
Constellation Energy Group, Inc.	44,627	2,681,636
Dynegy, Inc. Class A (a)	153,747	953,231
Mirant Corp. (a)	71,025	2,057,594
NRG Energy, Inc. (d)	33,248	1,683,679
Ormat Technologies, Inc.	697	25,364
TXU Corp.	125,015	8,277,243
		19,962,555
Multi-Utilities - 1.4%
Alliant Energy Corp.	38,358	1,403,519
Ameren Corp.	52,743	2,824,388
Aquila, Inc.	88,492	405,293
Avista Corp.	15,952	386,676
CenterPoint Energy, Inc.	75,236	1,087,160
CH Energy Group, Inc.	6,461	317,364
CMS Energy Corp. (a)	54,290	794,806
Consolidated Edison, Inc.	63,104	2,915,405
Dominion Resources, Inc.	95,906	7,661,930
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Multi-Utilities - continued
DTE Energy Co.	42,022	$ 1,753,998
Duke Energy Corp.	356,948	10,708,440
Energy East Corp.	40,856	990,758
KeySpan Corp.	36,159	1,482,519
MDU Resources Group, Inc.	39,619	970,666
NiSource, Inc.	80,001	1,693,621
NorthWestern Energy Corp.	15,586	543,016
NSTAR	25,581	842,382
OGE Energy Corp.	35,333	1,315,801
PG&E Corp.	92,506	3,878,777
PNM Resources, Inc.	19,036	545,762
Public Service Enterprise Group, Inc.	66,688	4,669,494
Puget Energy, Inc.	30,052	680,077
SCANA Corp.	27,877	1,152,714
Sempra Energy	54,069	2,688,311
TECO Energy, Inc.	64,530	1,017,638
Vectren Corp.	28,597	788,133
Wisconsin Energy Corp.	30,030	1,291,290
WPS Resources Corp.	11,330	582,135
Xcel Energy, Inc.	111,752	2,324,442
		57,716,515
Water Utilities - 0.0%
American States Water Co.	3,400	130,662
Aqua America, Inc. (d)	33,897	803,020
Artesian Resources Corp. Class A	3,142	62,526
California Water Service Group	3,300	125,664
Middlesex Water Co.	2,742	55,717
SJW Corp.	6,600	200,310
Southwest Water Co. (d)	6,303	81,750
		1,459,649
TOTAL UTILITIES		156,003,582
TOTAL COMMON STOCKS (Cost $3,555,444,417)		4,160,126,382
Nonconvertible Bonds - 0.0%
	Principal Amount
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Del Global Technologies Corp. 6% 3/28/07	$ 1,239	620
TOTAL NONCONVERTIBLE BONDS (Cost $1,125)		620
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 4.87% to 4.96% 9/21/06 (e) (Cost $7,478,920)	$ 7,500,000	$ 7,479,042
Money Market Funds - 7.2%
	Shares
Fidelity Cash Central Fund, 5.31% (b)	45,369,759	45,369,759
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	258,915,008	258,915,008
TOTAL MONEY MARKET FUNDS (Cost $304,284,767)		304,284,767
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $3,867,209,229)		4,471,890,811
NET OTHER ASSETS - (5.9)%		(248,845,977)
NET ASSETS - 100%		$ 4,223,044,834
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
105 Russell 2000 E-Mini Index Contracts	Sept. 2006	$ 7,577,850	$ 367,028
50 S&P 400 E-Mini Index Contracts	Sept. 2006	3,755,000	102,798
112 S&P 500 E-Mini Index Contracts	Sept. 2006	7,311,360	270,719
137 S&P 500 Index Contracts	Sept. 2006	44,716,800	1,811,422
TOTAL EQUITY INDEX CONTRACTS		$ 63,361,010	$ 2,551,967
The face value of futures purchased as a percentage of net assets - 1.5%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with Goldman Sachs	Sept. 2006	$ 453,700	$ 5,217
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $7,479,042.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,152,274
Fidelity Securities Lending Cash Central Fund	928,870
Total	$ 3,081,144
Income Tax Information
At February 28, 2006, the fund had a capital loss carryforward of approximately $32,181,218 of which $29,356,863 and $2,824,355 will expire on February 28, 2011 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $247,683,248) - See accompanying schedule: Unaffiliated issuers (cost $3,562,924,462)	$ 4,167,606,044
Affiliated Central Funds (cost $304,284,767)	304,284,767
Total Investments (cost $3,867,209,229)		$ 4,471,890,811
Cash		329,102
Receivable for investments sold		4,572
Receivable for fund shares sold		4,700,375
Dividends receivable		7,405,976
Interest receivable		478,798
Receivable for daily variation on futures contracts		31,834
Swap agreements, at value		5,217
Other receivables		154,357
Total assets		4,485,001,042

Liabilities
Payable for fund shares redeemed	$ 2,745,808
Accrued management fee	241,349
Other affiliated payables	54,043
Collateral on securities loaned, at value	258,915,008
Total liabilities		261,956,208

Net Assets		$ 4,223,044,834
Net Assets consist of:
Paid in capital		$ 3,648,375,456
Undistributed net investment income		35,730,425
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(68,300,033)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		607,238,986
Net Assets		$ 4,223,044,834
Investor Class: Net Asset Value, offering price and redemption price per share ($2,209,067,427 ÷ 60,498,293 shares)		$ 36.51
Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($2,013,977,407 ÷ 55,148,796 shares)		$ 36.52

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)
Investment Income
Dividends		$ 34,084,856
Interest		164,807
Income from affiliated Central Funds (including $928,870 from security lending)		3,081,144
Total income		37,330,807

Expenses
Management fee	$ 1,397,362
Transfer agent fees	316,521
Independent trustees' compensation	6,195
Miscellaneous	7,980
Total expenses before reductions	1,728,058
Expense reductions	(44,237)	1,683,821
Net investment income (loss)		35,646,986
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,161,915
Foreign currency transactions	(40)
Futures contracts	(902,128)
Swap agreements	2,026
Total net realized gain (loss)		6,261,773
Change in net unrealized appreciation (depreciation) on: Investment securities	40,292,319
Assets and liabilities in foreign currencies	220
Futures contracts	1,547,573
Swap agreements	11,569
Total change in net unrealized appreciation (depreciation)		41,851,681
Net gain (loss)		48,113,454
Net increase (decrease) in net assets resulting from operations		$ 83,760,440

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,646,986	$ 55,211,166
Net realized gain (loss)	6,261,773	(19,026,551)
Change in net unrealized appreciation (depreciation)	41,851,681	310,697,527
Net increase (decrease) in net assets resulting from operations	83,760,440	346,882,142
Distributions to shareholders from net investment income	(12,080,431)	(50,233,105)
Share transactions - net increase (decrease)	435,662,789	569,776,876
Redemption fees	74,721	104,581
Total increase (decrease) in net assets	507,417,519	866,530,494

Net Assets
Beginning of period	3,715,627,315	2,849,096,821
End of period (including undistributed net investment income of $35,730,425 and undistributed net investment income of $13,065,766, respectively)	$ 4,223,044,834	$ 3,715,627,315

Financial Highlights - Investor Class

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 G	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 35.89	$ 32.89	$ 31.00	$ 22.07	$ 28.57	$ 31.52
Income from Investment Operations
Net investment income (loss) D	.32	.56	.54 E	.37	.35	.34
Net realized and unrealized gain (loss)	.41	2.95	1.82	8.88	(6.53)	(2.97)
Total from investment operations	.73	3.51	2.36	9.25	(6.18)	(2.63)
Distributions from net investment income	(.11)	(.51)	(.47)	(.32)	(.32)	(.32)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	- H
Net asset value, end of period	$ 36.51	$ 35.89	$ 32.89	$ 31.00	$ 22.07	$ 28.57
Total Return B, C	2.03%	10.73%	7.64%	42.07%	(21.73)%	(8.36)%
Ratios to Average Net Assets F
Expenses before reductions	.10% A	.10%	.38%	.40%	.41%	.41%
Expenses net of fee waivers, if any	.10% A	.10%	.17%	.25%	.25%	.25%
Expenses net of all reductions	.10% A	.10%	.17%	.25%	.25%	.25%
Net investment income (loss)	1.77% A	1.67%	1.73% E	1.36%	1.39%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,209,067	$ 1,971,617	$ 2,849,097	$ 2,240,513	$ 1,003,806	$ 1,110,567
Portfolio turnover rate	4% A	6%	6%	3%	3%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.49%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2006	Year ended February 28,
	(Unaudited)	2006 E
Selected Per-Share Data
Net asset value, beginning of period	$ 35.89	$ 33.05
Income from Investment Operations
Net investment income (loss) D	.32	.24
Net realized and unrealized gain (loss)	.42	3.02
Total from investment operations	.74	3.26
Distributions from net investment income	(.11)	(.42)
Redemption fees added to paid in capital D	- G	- G
Net asset value, end of period	$ 36.52	$ 35.89
Total Return B, C	2.07%	9.90%
Ratios to Average Net Assets F
Expenses before reductions	.07% A	.07% A
Expenses net of fee waivers, if any	.07% A	.07% A
Expenses net of all reductions	.07% A	.07% A
Net investment income (loss)	1.80% A	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$2,013,977	$ 1,744,010
Portfolio turnover rate	4% A	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class A	3.0	2.6
Genentech, Inc.	1.2	1.1
Accenture Ltd. Class A	0.5	0.5
The DIRECTV Group, Inc.	0.5	0.4
American Tower Corp. Class A	0.5	0.4
Celgene Corp.	0.4	0.4
Liberty Media Holding Corp. - Interactive Series A	0.4	0.0
GlobalSantaFe Corp.	0.4	0.4
Liberty Media Holding Corp. - Capital Series A	0.4	0.0
Peabody Energy Corp.	0.4	0.4
	7.7
Market Sectors as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.4	24.2
Consumer Discretionary	14.8	15.0
Information Technology	13.8	16.5
Industrials	11.8	11.2
Health Care	11.4	11.2
Energy	8.8	7.8
Utilities	4.5	3.7
Materials	4.1	3.8
Consumer Staples	2.7	2.4
Telecommunication Services	1.9	1.7
Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Spartan Extended Market Index Fund

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.6%
Aftermarket Technology Corp. (a)	14,408	$ 290,753
American Axle & Manufacturing Holdings, Inc.	35,598	594,131
Amerigon, Inc. (a)	3,487	24,514
Amerityre Corp. (a)(d)	29,329	178,907
ArvinMeritor, Inc.	41,303	613,350
Bandag, Inc.	9,213	350,647
BorgWarner, Inc.	39,748	2,254,109
Cooper Tire & Rubber Co. (d)	40,900	402,047
Dorman Products, Inc. (a)	2,806	29,463
Drew Industries, Inc. (a)	11,412	297,967
Dura Automotive Systems, Inc. Class A (a)	4,532	1,813
Exide Technologies (a)	12,228	46,956
Fuel Systems Solutions, Inc. (a)	12,638	174,152
GenTek, Inc. (a)(d)	5,509	164,664
Gentex Corp.	107,354	1,554,486
Hawk Corp. Class A (a)	3,526	44,851
Hayes Lemmerz International, Inc. (a)(d)	9,600	16,320
Lear Corp.	47,572	967,614
LKQ Corp. (a)	34,823	723,274
Modine Manufacturing Co.	20,473	476,816
Noble International Ltd.	3,649	47,145
Proliance International, Inc. (a)	3,337	15,684
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	11,619	34,508
Sauer-Danfoss, Inc.	10,641	239,955
Shiloh Industries, Inc. (a)	7,998	110,692
Spartan Motors, Inc.	5,240	90,128
Standard Motor Products, Inc.	9,163	101,526
Stoneridge, Inc. (a)	8,249	69,869
Strattec Security Corp. (a)	1,213	48,581
Superior Industries International, Inc. (d)	15,308	258,858
Tenneco, Inc. (a)	29,762	677,086
TRW Automotive Holdings Corp. (a)	25,373	625,698
Visteon Corp. (a)	94,207	807,354
		12,333,918
Automobiles - 0.1%
Coachmen Industries, Inc.	14,942	149,569
Fleetwood Enterprises, Inc. (a)(d)	34,558	242,943
Monaco Coach Corp.	23,075	243,672
National R.V. Holdings, Inc. (a)	1,403	5,051
Thor Industries, Inc.	25,543	1,077,404
Winnebago Industries, Inc.	21,883	638,984
		2,357,623
Distributors - 0.1%
All American Semiconductor, Inc. (a)	3,649	12,370
Amcon Distributing Co. (a)	1,022	12,520
Aristotle Corp. (a)	3,170	25,519
Audiovox Corp. Class A (a)	17,037	252,318
Building Materials Holding Corp. (d)	20,698	540,632

	Shares	Value (Note 1)
Core-Mark Holding Co., Inc. (a)	4,539	$ 141,889
Design Within Reach, Inc. (a)(d)	7,015	43,002
Handleman Co.	16,324	113,778
Keystone Automotive Industries, Inc. (a)	11,886	408,760
Source Interlink Companies, Inc. (a)(d)	25,121	277,587
		1,828,375
Diversified Consumer Services - 0.9%
Alderwoods Group, Inc. (a)	33,024	653,545
Bright Horizons Family Solutions, Inc. (a)	16,892	673,991
Career Education Corp. (a)	65,573	1,255,723
Carriage Services, Inc. Class A (d)	9,225	42,066
Coinmach Service Corp. Class A	30,739	304,316
Collectors Universe, Inc.	1,240	16,418
Corinthian Colleges, Inc. (a)(d)	56,176	680,853
CPI Corp.	3,642	143,604
DeVry, Inc. (a)(d)	43,491	972,024
Educate, Inc. (a)(d)	13,204	88,071
Escala Group, Inc. (a)(d)	11,496	76,793
EVCI Career Colleges, Inc. (a)	1,029	864
INVESTools, Inc. (a)	30,109	270,981
ITT Educational Services, Inc. (a)(d)	30,703	2,029,161
Jackson Hewitt Tax Service, Inc.	23,794	751,890
Laureate Education, Inc. (a)	31,492	1,512,246
Mace Security International, Inc. (a)	8,918	20,601
Matthews International Corp. Class A	23,596	840,018
Nobel Learning Communities, Inc.	2,715	27,802
Pre-Paid Legal Services, Inc. (d)	9,474	355,843
Princeton Review, Inc. (a)(d)	7,132	36,944
Regis Corp.	30,793	1,129,795
Service Corp. International (SCI)	222,287	1,867,211
ServiceMaster Co.	198,220	2,277,548
Sothebys Class A (ltd. vtg.)	33,871	941,614
Steiner Leisure Ltd. (a)	12,702	488,773
Stewart Enterprises, Inc. Class A	59,128	341,760
Strayer Education, Inc.	10,271	1,082,563
Universal Technical Institute, Inc. (a)	13,562	250,219
Vertrue, Inc. (a)	7,068	299,613
Weight Watchers International, Inc. (d)	30,664	1,301,993
		20,734,843
Hotels, Restaurants & Leisure - 2.7%
AFC Enterprises, Inc. (a)(d)	14,159	211,819
Ambassadors Group, Inc.	10,016	281,750
Ambassadors International, Inc.	3,352	112,158
American Real Estate Partners LP	2,857	137,993
American Wagering, Inc. (a)	4,600	5,980
Ameristar Casinos, Inc.	14,938	311,159
Applebee's International, Inc.	59,013	1,224,520
ARK Restaurants Corp.	5,734	137,845
Atlantic Coast Entertainment Holdings, Inc. warrants 7/23/11 (a)	5,539	0
Aztar Corp. (a)	24,679	1,294,907
Back Yard Burgers, Inc. (a)	4,772	25,864
Bally Technologies, Inc. (a)	31,626	497,793
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Bally Total Fitness Holding Corp. (a)(d)	17,979	$ 53,937
Benihana, Inc. Class A (sub. vtg.) (a)	3,766	97,351
BJ's Restaurants, Inc. (a)	11,962	220,460
Bluegreen Corp. (a)	15,202	174,063
Bob Evans Farms, Inc.	27,939	791,791
Boyd Gaming Corp. (d)	39,598	1,431,864
Brinker International, Inc.	57,824	2,224,489
Buca, Inc. (a)	5,333	28,798
Buffalo Wild Wings, Inc. (a)(d)	5,685	198,122
Burger King Holdings, Inc.	11,385	165,538
California Pizza Kitchen, Inc. (a)	13,244	378,249
CBRL Group, Inc.	21,251	804,138
CEC Entertainment, Inc. (a)	25,621	816,797
Cedar Fair LP (depository unit)	14,740	389,136
Century Casinos, Inc. (a)(d)	29,959	307,080
Champps Entertainment, Inc. (a)	6,082	36,857
Chipotle Mexican Grill, Inc. Class A (d)	7,659	377,895
Choice Hotels International, Inc.	22,760	862,832
Churchill Downs, Inc.	8,542	345,268
CKE Restaurants, Inc. (d)	36,474	566,441
Cosi, Inc. (a)	15,971	83,688
Denny's Corp. (a)	61,044	205,108
Domino's Pizza, Inc.	24,976	610,663
Dover Downs Gaming & Entertainment, Inc.	5,572	73,160
Dover Motorsports, Inc.	22,686	131,579
Empire Resorts, Inc. (a)	7,884	51,246
Famous Dave's of America, Inc. (a)	6,737	99,977
Friendly Ice Cream Corp. (a)(d)	6,031	52,711
Frisch's Restaurants, Inc.	2,711	65,335
Gaylord Entertainment Co. (a)(d)	27,819	1,216,247
Great Wolf Resorts, Inc. (a)(d)	38,009	460,289
IHOP Corp.	14,600	681,674
International Speedway Corp. Class A	25,319	1,225,440
Interstate Hotels & Resorts, Inc. (a)	17,282	179,560
Isle of Capri Casinos, Inc. (a)(d)	16,733	341,019
Jack in the Box, Inc. (a)	23,560	1,130,409
Kerzner International Ltd. (a)(d)	20,273	1,639,478
Krispy Kreme Doughnuts, Inc. (a)(d)	31,771	262,111
Landry's Seafood Restaurants, Inc.	12,835	351,037
Las Vegas Sands Corp. (a)(d)	72,609	5,068,834
Life Time Fitness, Inc. (a)	14,460	649,688
Littlefield Corp.	600	660
Lodgian, Inc. (a)	30,634	383,231
Lone Star Steakhouse & Saloon, Inc.	12,892	351,694
Luby's, Inc. (a)	13,286	126,350
Marcus Corp.	12,502	257,166
Max & Erma's Restaurants, Inc. (a)	2,608	20,473
McCormick & Schmick's Seafood Restaurants (a)	12,159	240,991
MGM MIRAGE (a)	82,733	2,951,913

	Shares	Value (Note 1)
Monarch Casino & Resort, Inc. (a)	3,059	$ 58,029
Morgans Hotel Group Co.	17,220	229,026
Morton's Restaurant Group, Inc.	8,711	134,237
MTR Gaming Group, Inc. (a)	23,573	188,584
Multimedia Games, Inc. (a)(d)	16,757	160,532
O'Charleys, Inc. (a)	18,262	337,664
Orient Express Hotels Ltd. Class A	23,447	785,006
OSI Restaurant Partners, Inc.	45,643	1,413,564
P.F. Chang's China Bistro, Inc. (a)(d)	16,264	573,306
Panera Bread Co. Class A (a)(d)	21,528	1,117,303
Papa John's International, Inc. (a)	16,305	554,370
Penn National Gaming, Inc. (a)	49,136	1,627,384
Pinnacle Entertainment, Inc. (a)	28,847	743,676
Progressive Gaming International Corp. (a)(d)	18,901	139,678
Rare Hospitality International, Inc. (a)	26,072	746,702
Red Lion Hotels Corp. (a)	3,357	32,966
Red Robin Gourmet Burgers, Inc. (a)(d)	7,997	337,553
Riviera Holdings Corp. (a)(d)	4,031	80,015
Royal Caribbean Cruises Ltd.	93,351	3,405,444
Rubio's Restaurants, Inc. (a)	3,930	32,776
Ruby Tuesday, Inc. (d)	43,127	1,113,539
Ruth's Chris Steak House, Inc.	15,729	312,693
Ryan's Restaurant Group, Inc. (a)	31,032	489,064
Scientific Games Corp. Class A (a)	47,538	1,381,930
Shuffle Master, Inc. (a)(d)	25,915	721,214
Six Flags, Inc. (d)	50,094	261,491
Sonic Corp. (a)	60,345	1,323,366
SPEEDUS Corp. (a)	1,900	2,033
Speedway Motorsports, Inc.	12,671	472,248
Station Casinos, Inc. (d)	32,241	1,878,038
Steak n Shake Co. (a)	17,661	283,812
Texas Roadhouse, Inc. Class A (a)(d)	36,294	438,432
The Cheesecake Factory, Inc. (a)	51,909	1,292,015
Town Sports International Holdings, Inc. (a)	11,158	143,603
Triarc Companies, Inc. Class B	34,212	498,469
Trump Entertainment Resorts, Inc. (a)(d)	22,714	410,442
Vail Resorts, Inc. (a)	20,905	786,446
WMS Industries, Inc. (a)(d)	22,642	606,806
Wynn Resorts Ltd. (a)(d)	50,204	3,886,292
Youbet.com, Inc. (a)(d)	30,676	120,250
		62,544,623
Household Durables - 1.3%
American Greetings Corp. Class A	42,297	1,037,122
Applica, Inc. (a)(d)	6,082	28,099
Avatar Holdings, Inc. (a)(d)	2,519	138,847
Bassett Furniture Industries, Inc.	8,703	150,388
Beazer Homes USA, Inc.	24,615	991,985
Blount International, Inc. (a)	20,940	189,507
Blyth, Inc.	18,421	395,683
Brookfield Homes Corp. (d)	9,444	222,878
California Coastal Communities, Inc. (a)	3,836	117,573
Cavalier Homes, Inc. (a)	13,027	46,246
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Cavco Industries, Inc. (a)	5,868	$ 199,629
Champion Enterprises, Inc. (a)	46,107	314,450
Cobra Electronics Corp.	1,132	9,294
Comstock Homebuilding Companies, Inc. Class A (a)(d)	3,651	20,957
Craftmade International, Inc.	2,794	48,895
CSS Industries, Inc.	3,326	99,082
Directed Electronics, Inc.	13,160	193,057
Dixie Group, Inc. (a)	6,499	91,961
Dominion Homes, Inc. (a)(d)	2,526	14,272
Emerson Radio Corp. (a)	9,263	28,252
Ethan Allen Interiors, Inc. (d)	20,205	681,919
Fedders Corp. (a)	13,593	22,428
Flexsteel Industries, Inc.	3,192	40,538
Furniture Brands International, Inc.	32,620	624,673
Garmin Ltd. (d)	78,548	3,672,904
Helen of Troy Ltd. (a)	17,526	297,416
Hooker Furniture Corp.	10,379	153,402
Hovnanian Enterprises, Inc. Class A (d)	21,115	559,336
Interface, Inc. Class A (a)	27,417	348,470
iRobot Corp. (d)	9,004	159,371
Jarden Corp. (a)(d)	33,525	982,953
Kimball International, Inc. Class B	25,065	442,147
La-Z-Boy, Inc. (d)	38,209	533,016
Lenox Group, Inc. (a)	11,079	62,929
Levitt Corp. Class A (d)	10,641	131,629
Libbey, Inc.	4,937	41,816
Lifetime Brands, Inc.	5,543	110,638
M.D.C. Holdings, Inc. (d)	24,596	1,052,463
M/I Homes, Inc.	5,737	185,649
Meritage Homes Corp. (a)(d)	14,762	604,504
Mestek, Inc.	3,426	49,677
MITY Enterprises, Inc. (a)	3,184	58,267
Mohawk Industries, Inc. (a)(d)	35,427	2,511,066
National Presto Industries, Inc.	1,847	100,477
NVR, Inc. (a)(d)	3,773	1,938,001
Orleans Homebuilders, Inc. (d)	4,454	54,428
Palm Harbor Homes, Inc. (a)(d)	9,454	136,988
Russ Berrie & Co., Inc. (a)	6,705	92,060
Ryland Group, Inc. (d)	30,699	1,309,926
Salton, Inc. (a)(d)	2,717	7,254
Sealy Corp., Inc.	18,675	257,342
Skyline Corp.	6,866	267,843
Standard Pacific Corp. (d)	47,774	1,143,232
Stanley Furniture Co., Inc.	12,350	308,009
Syntax-Brillian Corp. (a)(d)	20,049	78,993
Tarragon Corp. (d)	8,937	99,111
Technical Olympic USA, Inc.	9,819	119,399
Tempur-Pedic International, Inc. (a)(d)	43,260	694,323
The Rowe Companies (a)	1,881	1,505
Toll Brothers, Inc. (a)(d)	76,765	2,028,131

	Shares	Value (Note 1)
Tupperware Brands Corp.	37,973	$ 683,894
Universal Electronics, Inc. (a)	13,861	249,359
Virco Manufacturing Co. (a)	4,818	22,452
WCI Communities, Inc. (a)(d)	23,715	366,160
Yankee Candle Co., Inc.	30,630	791,786
		28,416,061
Internet & Catalog Retail - 1.0%
1-800 CONTACTS, Inc. (a)(d)	3,181	47,715
1-800-FLOWERS.com, Inc. Class A (a)	19,046	87,802
Audible, Inc. (a)(d)	9,878	78,431
Blair Corp.	1,894	45,267
Blue Nile, Inc. (a)(d)	11,439	392,586
Bluefly, Inc. (a)	1,778	1,867
Coldwater Creek, Inc. (a)	42,625	1,170,909
Collegiate Pacific, Inc.	9,387	79,320
dELiA*s, Inc. (a)(d)	18,288	131,674
Drugstore.com, Inc. (a)	21,155	67,061
eDiets.com, Inc. (a)(d)	14,028	50,080
Expedia, Inc. (a)(d)	181,755	2,966,242
FTD Group, Inc. (a)	8,626	136,722
Gaiam, Inc. Class A (a)	3,743	43,119
GSI Commerce, Inc. (a)(d)	10,161	133,312
Hollywood Media Corp. (a)	26,946	110,479
IAC/InterActiveCorp (d)	167,868	4,780,881
Liberty Media Holding Corp. - Interactive Series A (a)	479,942	9,147,695
MediaBay, Inc. (a)(d)	997	269
Netflix, Inc. (a)(d)	40,145	803,301
NutriSystem, Inc. (a)(d)	19,047	946,255
Overstock.com, Inc. (a)(d)	5,574	105,404
PC Mall, Inc. (a)	3,555	24,530
PetMed Express, Inc. (a)(d)	20,357	254,463
PhotoWorks, Inc. (a)	1,628	977
Priceline.com, Inc. (a)	18,205	607,865
RedEnvelope, Inc. (a)(d)	5,119	41,720
Stamps.com, Inc. (a)	13,411	255,345
Systemax, Inc. (a)	10,200	116,790
ValueVision Media, Inc. Class A (a)	31,268	345,199
Varsity Group, Inc. (a)(d)	4,794	19,416
VistaPrint Ltd.	14,767	362,235
		23,354,931
Leisure Equipment & Products - 0.3%
Adams Golf, Inc. (a)(d)	9,544	12,789
Aldila, Inc.	300	4,989
Arctic Cat, Inc.	8,551	142,203
Callaway Golf Co.	51,685	693,096
Concord Camera Corp. (a)	6,760	3,380
Cybex International, Inc. (a)	14,718	96,992
Escalade, Inc.	6,336	66,465
Fairchild Corp. Class A (a)	9,497	25,262
JAKKS Pacific, Inc. (a)	17,767	290,313
Johnson Outdoors, Inc. Class A (a)	1,929	31,944
K2, Inc. (a)	26,086	303,902
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Leapfrog Enterprises, Inc. Class A (a)(d)	23,870	$ 182,844
Marine Products Corp. (d)	11,382	100,617
MarineMax, Inc. (a)	11,754	267,168
Marvel Entertainment, Inc. (a)(d)	51,478	1,103,688
Meade Instruments Corp. (a)	4,023	8,931
Nautilus, Inc. (d)	27,540	340,945
Oakley, Inc. (d)	14,586	239,940
Polaris Industries, Inc.	29,234	1,113,815
Pool Corp. (d)	37,192	1,415,899
RC2 Corp. (a)	14,762	496,446
Smith & Wesson Holding Corp. (a)	25,141	248,896
Steinway Musical Instruments, Inc. (a)	3,201	82,010
Sturm Ruger & Co., Inc.	11,303	84,773
		7,357,307
Media - 3.7%
4Kids Entertainment, Inc. (a)	5,021	77,072
ACME Communications, Inc. (a)	6,362	32,255
ADVO, Inc.	22,291	637,300
Alloy, Inc. (a)	9,144	104,059
Arbitron, Inc.	18,937	710,516
Ballantyne of Omaha, Inc. (a)	30	144
Beasley Broadcast Group, Inc. Class A	4,117	30,054
Belo Corp. Series A	70,578	1,150,421
Cablevision Systems Corp. - NY Group Class A (d)	154,279	3,591,615
Cadmus Communications Corp.	4,716	77,342
Carmike Cinemas, Inc. (d)	7,620	142,418
Catalina Marketing Corp.	29,141	834,890
Charter Communications, Inc. Class A (a)(d)	230,363	320,205
Citadel Broadcasting Corp.	38,912	357,601
CKX, Inc. (a)(d)	28,435	283,497
Clear Channel Outdoor Holding, Inc. Class A	25,352	505,519
Courier Corp.	8,268	304,593
Cox Radio, Inc. Class A (a)	21,705	344,241
Crown Media Holdings, Inc. Class A (a)(d)	4,844	19,328
Cumulus Media, Inc. Class A (a)(d)	33,745	338,800
Discovery Holding Co. Class A (a)	191,178	2,678,404
DreamWorks Animation SKG, Inc. Class A (a)	34,429	729,551
EchoStar Communications Corp. Class A (a)(d)	144,075	4,574,381
EMAK Worldwide, Inc. (a)	3,798	14,850
Emmis Communications Corp. Class A	24,658	301,567
Entercom Communications Corp. Class A	29,619	752,619
Entravision Communication Corp. Class A (a)(d)	35,214	261,640
Ergo Science Corp. (a)	3,743	2,994
Fisher Communications, Inc. (a)	2,738	117,460
Franklin Electronic Publishers, Inc. (a)	2,339	5,029

	Shares	Value (Note 1)
Gemstar-TV Guide International, Inc. (a)(d)	171,391	$ 550,165
Getty Images, Inc. (a)	33,689	1,530,491
Granite Broadcasting Corp. (non vtg.) (a)	6,146	707
Gray Television, Inc.	27,891	178,223
Harris Interactive, Inc. (a)	41,822	231,276
Harte-Hanks, Inc.	39,636	1,050,354
Hearst-Argyle Television, Inc.	22,579	516,156
Image Entertainment, Inc. (a)(d)	7,100	25,560
Insignia Systems, Inc. (a)(d)	4,959	16,464
Interactive Data Corp. (a)	31,794	621,255
ION Media Networks, Inc.	15,438	13,894
John Wiley & Sons, Inc. Class A	30,121	1,039,175
Journal Communications, Inc. Class A	34,744	381,142
Journal Register Co.	23,387	170,725
Knology, Inc.	9,513	97,033
Lakes Entertainment, Inc. (a)(d)	25,879	251,544
Lamar Advertising Co. Class A (a)	57,599	3,012,428
Lee Enterprises, Inc.	29,972	742,107
Liberty Global, Inc. Class A (d)	308,160	7,275,658
Liberty Media Holding Corp. - Capital Series A (a)	96,387	8,321,090
LIN TV Corp. Class A (a)	17,098	124,815
Live Nation, Inc. (a)	45,238	949,093
LodgeNet Entertainment Corp. (a)	13,711	260,646
Martha Stewart Living Omnimedia, Inc. Class A	21,694	410,450
Media General, Inc. Class A	13,137	516,547
Mediacom Communications Corp. Class A (a)	39,749	271,883
Morningstar, Inc. (a)	9,196	351,839
National Lampoon, Inc. (a)	1,200	1,380
Navarre Corp. (a)(d)	8,023	31,129
New Frontier Media, Inc. (a)	31,250	262,188
Nexstar Broadcasting Group, Inc. Class A (a)	3,834	16,870
NTL, Inc.	178,038	4,716,227
NTN Communications, Inc. (a)	16,316	20,884
Outdoor Channel Holdings, Inc. (a)(d)	22,403	237,696
Penton Media, Inc. (a)	11,976	7,186
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	17,049	162,306
Point.360 (a)	2,433	4,671
PRIMEDIA, Inc.	73,347	124,690
ProQuest Co. (a)(d)	14,343	192,340
R.H. Donnelley Corp. (d)	36,076	1,959,648
Radio One, Inc. Class A (a)	82,131	507,570
RCN Corp. (a)	25,965	671,715
Reading International, Inc. Class A (a)(d)	10,681	84,380
Regal Entertainment Group Class A	47,091	929,105
Regent Communication, Inc. (a)	13,099	54,754
Rentrak Corp. (a)	6,275	70,908
Saga Communications, Inc. Class A (a)	5,932	47,219
Salem Communications Corp. Class A	6,831	83,270
Scholastic Corp. (a)(d)	16,941	509,246
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Sinclair Broadcast Group, Inc. Class A	29,981	$ 231,453
Sirius Satellite Radio, Inc. (a)(d)	859,476	3,515,257
Spanish Broadcasting System, Inc. Class A	18,581	80,827
SPAR Group, Inc. (a)	4,346	4,129
Sun-Times Media Group, Inc. Class A (d)	38,534	289,390
The DIRECTV Group, Inc. (a)	584,521	10,983,150
The McClatchy Co. Class A	40,218	1,631,644
The Reader's Digest Association, Inc. (non-vtg.)	72,743	931,838
theglobe.com, Inc. (a)	7,111	811
TiVo, Inc. (a)(d)	43,101	355,583
Traffix, Inc.	3,088	16,336
Triple Crown Media, Inc. (a)	2,789	20,639
Valassis Communications, Inc. (a)(d)	33,266	656,006
Value Line, Inc.	523	23,687
Warner Music Group Corp.	31,941	796,609
Washington Post Co. Class B	4,394	3,373,581
Westwood One, Inc.	53,716	393,738
World Wrestling Entertainment, Inc. Class A	21,245	367,114
WorldSpace, Inc. Class A (d)	15,523	32,909
WPT Enterprises, Inc. (a)(d)	6,993	27,273
XM Satellite Radio Holdings, Inc. Class A	174,426	2,260,561
Young Broadcasting, Inc. Class A (a)	4,865	14,595
		84,913,597
Multiline Retail - 0.2%
99 Cents Only Stores (a)	34,348	390,193
Conn's, Inc. (a)(d)	6,864	136,937
Dollar Tree Stores, Inc. (a)	71,157	2,047,898
Duckwall-ALCO Stores, Inc. (a)	5,890	213,571
Fred's, Inc. Class A	25,065	328,602
Gottschalks, Inc. (a)	13,746	112,580
Retail Ventures, Inc. (a)(d)	21,851	313,125
Saks, Inc. (d)	85,910	1,239,681
The Bon-Ton Stores, Inc. (d)	6,038	165,502
Tuesday Morning Corp. (d)	23,697	319,436
		5,267,525
Specialty Retail - 3.1%
A.C. Moore Arts & Crafts, Inc. (a)(d)	7,682	136,586
Aaron Rents, Inc.	33,114	775,199
Abercrombie & Fitch Co. Class A	59,698	3,852,312
Advance Auto Parts, Inc.	74,430	2,241,832
Aeropostale, Inc. (a)	36,326	922,680
America's Car Mart, Inc. (a)(d)	3,022	47,687
American Eagle Outfitters, Inc.	88,621	3,423,429
AnnTaylor Stores Corp. (a)	47,688	1,897,982
Asbury Automotive Group, Inc.	11,092	227,275
Barnes & Noble, Inc.	37,048	1,347,065
bebe Stores, Inc.	12,614	281,040
Big 5 Sporting Goods Corp.	20,787	408,049

	Shares	Value (Note 1)
Big Dog Holdings, Inc. (a)(d)	2,572	$ 28,652
Blockbuster, Inc. Class A	131,000	522,690
Books-A-Million, Inc.	7,672	122,368
Borders Group, Inc.	49,515	947,222
Build-A-Bear Workshop, Inc. (a)(d)	10,085	220,156
Cabela's, Inc. Class A (a)(d)	27,226	546,698
Cache, Inc. (a)	6,059	95,914
CarMax, Inc. (a)	71,574	2,697,624
Casual Male Retail Group, Inc. (a)(d)	25,375	285,469
Charlotte Russe Holding, Inc. (a)	9,874	263,636
Charming Shoppes, Inc. (a)(d)	86,626	1,139,998
Chico's FAS, Inc. (a)	121,335	2,237,417
Christopher & Banks Corp.	28,650	697,628
Citi Trends, Inc. (a)(d)	4,152	130,497
Claire's Stores, Inc.	66,853	1,827,092
Cost Plus, Inc. (a)(d)	14,259	145,157
CSK Auto Corp. (a)	28,658	328,707
Deb Shops, Inc.	3,517	82,931
Dick's Sporting Goods, Inc. (a)(d)	22,287	921,122
Dress Barn, Inc. (a)	26,594	469,384
DSW, Inc. Class A (d)	16,555	463,374
E Com Ventures, Inc. (a)	1,076	9,953
Emerging Vision, Inc. (a)	5,700	855
Finish Line, Inc. Class A	30,747	342,214
Finlay Enterprises, Inc. (a)	2,122	13,475
Foot Locker, Inc.	104,876	2,527,512
Franklin Covey Co. (a)	19,359	111,314
Gamestop Corp. Class A (a)	40,565	1,771,879
Gander Mountain Co. (a)(d)	2,718	16,281
Genesco, Inc.	13,891	381,725
Golf Galaxy, Inc.	6,501	74,501
Group 1 Automotive, Inc.	13,990	633,747
Guess?, Inc. (a)	19,565	798,252
Guitar Center, Inc. (a)(d)	18,090	685,611
Gymboree Corp. (a)	21,291	714,313
Hancock Fabrics, Inc. (d)	6,826	20,273
Haverty Furniture Companies, Inc.	20,972	294,657
Hibbett Sporting Goods, Inc. (a)	23,699	581,336
Hot Topic, Inc. (a)	27,947	276,116
J. Crew Group, Inc.	15,779	399,682
Jo-Ann Stores, Inc. (a)(d)	10,058	148,959
Jos. A. Bank Clothiers, Inc. (a)(d)	10,327	247,125
Kirkland's, Inc. (a)(d)	4,549	19,106
Lithia Motors, Inc. Class A (sub. vtg.)	14,522	370,601
Maidenform Brands, Inc. (a)	15,537	276,403
Michaels Stores, Inc.	89,951	3,872,391
Midas, Inc. (a)	9,230	180,539
Monro Muffler Brake, Inc.	7,185	231,573
Mothers Work, Inc. (a)	1,684	64,346
Movie Gallery, Inc. (a)(d)	14,422	34,180
New York & Co., Inc. (a)	16,878	192,747
O'Reilly Automotive, Inc. (a)	73,594	2,185,006
Pacific Sunwear of California, Inc. (a)	49,830	665,729
Payless ShoeSource, Inc. (a)	43,080	1,010,657
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
PETCO Animal Supplies, Inc. (a)(d)	35,654	$ 1,003,660
PETsMART, Inc.	99,368	2,494,137
Pick Ups Plus, Inc. (a)	73	0
Pier 1 Imports, Inc. (d)	52,278	334,056
Pomeroy IT Solutions, Inc. (a)	3,930	30,654
Rent-A-Center, Inc. (a)	50,832	1,377,547
Rent-Way, Inc. (a)	33,797	342,364
Restoration Hardware, Inc. (a)(d)	42,873	301,397
Rex Stores Corp. (a)	2,776	37,781
Ross Stores, Inc.	98,083	2,402,053
Select Comfort Corp. (a)(d)	32,895	652,966
Sharper Image Corp. (a)(d)	4,600	43,562
Shoe Carnival, Inc. (a)	3,930	89,840
Sonic Automotive, Inc. Class A (sub. vtg.)	19,823	419,256
Stage Stores, Inc.	22,980	605,753
Stein Mart, Inc.	15,865	188,635
Syms Corp. (a)	6,463	127,321
Talbots, Inc.	13,392	294,758
The Bombay Company, Inc. (a)	12,084	18,005
The Buckle, Inc.	7,245	245,606
The Cato Corp. Class A (sub. vtg.)	25,770	598,637
The Children's Place Retail Stores, Inc. (a)	15,262	884,738
The Men's Wearhouse, Inc.	31,792	1,127,026
The Pantry, Inc. (a)	14,229	666,771
The Pep Boys - Manny, Moe & Jack	29,619	380,308
Tractor Supply Co. (a)	24,018	1,022,686
Trans World Entertainment Corp. (a)	16,560	98,863
Tween Brands, Inc. (a)	23,021	784,095
Tweeter Home Entertainment Group, Inc. (a)	5,520	24,702
United Auto Group, Inc.	26,386	538,802
United Retail Group, Inc. (a)	2,807	43,003
Urban Outfitters, Inc. (a)	77,298	1,212,806
West Marine, Inc. (a)(d)	7,073	96,688
Wet Seal, Inc. Class A (a)(d)	48,133	274,839
Williams-Sonoma, Inc.	61,409	1,809,109
Wilsons Leather Experts, Inc. (a)	22,999	70,377
Winmark Corp. (a)	2,614	62,135
Zale Corp. (a)	33,409	893,691
Zumiez, Inc. (a)	8,000	178,320
		70,664,877
Textiles, Apparel & Luxury Goods - 0.8%
Ashworth, Inc. (a)	4,840	33,638
Brown Shoe Co., Inc.	17,619	562,927
Carter's, Inc. (a)	35,642	823,330
Charles & Colvard Ltd. (d)	5,525	65,692
Cherokee, Inc.	10,151	373,760
Columbia Sportswear Co. (a)(d)	9,033	440,991
Crocs, Inc. (d)	17,177	464,123
Culp, Inc. (a)	4,772	24,289

	Shares	Value (Note 1)
Cutter & Buck, Inc.	14,375	$ 160,138
Deckers Outdoor Corp. (a)(d)	7,253	297,446
Delta Apparel, Inc.	6,654	128,622
Delta Woodside Industries, Inc. (a)	200	28
Everlast Worldwide, Inc. (a)(d)	200	2,900
Forward Industries, Inc. (NY Shares) (a)(d)	5,267	27,968
Fossil, Inc. (a)(d)	36,621	689,207
G-III Apparel Group Ltd. (a)	6,864	68,640
Hampshire Group Ltd. (a)	1,872	27,537
Hartmarx Corp. (a)	12,514	74,709
Iconix Brand Group, Inc. (a)(d)	21,256	315,014
Innovo Group, Inc. (a)	3,410	1,720
K-Swiss, Inc. Class A	18,996	522,580
Kellwood Co.	18,957	519,611
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	6,696	156,753
Mossimo, Inc. (a)	2,730	20,666
Movado Group, Inc.	17,220	387,278
Oxford Industries, Inc.	10,835	445,102
Perry Ellis International, Inc. (a)	2,111	56,913
Phillips-Van Heusen Corp.	36,967	1,428,405
Polo Ralph Lauren Corp. Class A	40,258	2,374,819
Quaker Fabric Corp. (a)(d)	5,848	9,006
Quiksilver, Inc. (a)	85,791	1,201,074
Rocky Brands, Inc. (a)	2,631	28,757
Samsonite Corp. (a)(d)	230,193	202,570
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	17,142	388,095
Sport-Haley, Inc.	100	437
Steven Madden Ltd.	18,811	693,185
Stride Rite Corp.	28,006	385,083
Superior Uniform Group, Inc.	4,343	51,161
Tandy Brands Accessories, Inc.	1,058	11,268
Tarrant Apparel Group (a)	9,692	14,441
Timberland Co. Class A (a)	36,566	1,038,840
True Religion Apparel, Inc. (a)(d)	10,785	218,936
Under Armour, Inc. Class A (sub. vtg.) (d)	20,351	700,888
Unifi, Inc. (a)	31,529	81,975
Unifirst Corp.	7,281	226,002
Volcom, Inc. (d)	13,237	309,613
Warnaco Group, Inc. (a)	30,105	606,014
Weyco Group, Inc.	9,210	196,081
Wolverine World Wide, Inc.	40,936	1,032,815
Xerium Technologies, Inc.	21,467	234,420
		18,125,467
TOTAL CONSUMER DISCRETIONARY		337,899,147
CONSUMER STAPLES - 2.7%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(d)	12,401	398,320
Coca-Cola Bottling Co. Consolidated	4,034	236,392
Hansen Natural Corp. (a)(d)	45,872	1,262,397
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Beverages - continued
Jones Soda Co. (a)(d)	14,150	$ 107,682
MGP Ingredients, Inc. (d)	3,212	77,377
National Beverage Corp. (d)	11,130	156,488
PepsiAmericas, Inc.	47,242	1,086,094
Vermont Pure Holdings Ltd. (a)	4,384	7,365
		3,332,115
Food & Staples Retailing - 0.4%
Andersons, Inc.	8,046	329,966
Arden Group, Inc. Class A	749	85,970
BJ's Wholesale Club, Inc. (a)	45,091	1,188,148
Casey's General Stores, Inc.	35,708	844,137
Central European Distribution Corp. (a)	18,778	432,457
Ingles Markets, Inc. Class A	7,689	196,838
Longs Drug Stores Corp.	20,898	949,396
Marsh Supermarkets, Inc. Class B	3,767	41,625
Nash-Finch Co.	9,067	207,181
Pathmark Stores, Inc. (a)	20,086	195,035
Performance Food Group Co. (a)(d)	25,594	629,868
Pricesmart, Inc. (a)(d)	21,057	272,056
Rite Aid Corp.	351,013	1,523,396
Ruddick Corp.	28,549	736,279
Smart & Final, Inc. (a)	8,436	139,785
Spartan Stores, Inc.	26,862	484,322
The Great Atlantic & Pacific Tea Co.	9,076	208,113
Topps Co., Inc.	25,992	226,910
United Natural Foods, Inc. (a)(d)	26,942	782,665
Weis Markets, Inc.	10,603	418,925
Wild Oats Markets, Inc. (a)(d)	19,713	322,110
		10,215,182
Food Products - 1.4%
Alico, Inc.	3,393	199,441
American Italian Pasta Co. Class A (a)(d)	10,263	83,438
Bridgford Foods Corp. (a)(d)	4,789	29,596
Bunge Ltd.	82,514	4,648,839
Calavo Growers, Inc.	7,029	68,954
Chiquita Brands International, Inc.	29,027	490,847
Corn Products International, Inc.	48,707	1,680,392
Darling International, Inc. (a)	39,866	164,647
Del Monte Foods Co.	136,967	1,520,334
Delta & Pine Land Co.	26,727	1,081,374
Diamond Foods, Inc.	6,125	91,446
Farmer Brothers Co.	6,050	128,018
Flowers Foods, Inc.	44,012	1,194,926
Fresh Del Monte Produce, Inc.	27,260	487,954
Galaxy Nutritional Foods, Inc. (a)	5,579	1,841
Gardenburger, Inc. (a)	5,600	0
Gold Kist, Inc. (a)	40,890	824,342
Green Mountain Coffee Roasters, Inc. (a)	2,713	104,640
Griffin Land & Nurseries, Inc. (a)	1,112	34,261

	Shares	Value (Note 1)
Hain Celestial Group, Inc. (a)	28,137	$ 662,626
Hines Horticulture, Inc. (a)	5,290	10,368
Hormel Foods Corp.	56,018	2,053,060
Imperial Sugar Co.	5,134	157,922
J&J Snack Foods Corp.	8,332	263,874
John B. Sanfilippo & Son, Inc. (a)	4,719	57,808
Kraft Foods, Inc. Class A	176,657	5,990,439
Lancaster Colony Corp.	20,111	887,700
Lance, Inc.	24,450	557,705
Lifeway Foods, Inc. (a)(d)	9,724	70,207
Maui Land & Pineapple, Inc. (a)(d)	3,029	103,440
Monterey Gourmet Foods, Inc. (a)	4,304	16,441
Omega Protein Corp. (a)	5,131	33,813
Peet's Coffee & Tea, Inc. (a)(d)	10,925	275,419
Pilgrims Pride Corp. Class B	28,593	696,525
Premium Standard Farms, Inc.	13,982	236,575
Ralcorp Holdings, Inc. (a)	19,924	985,640
Reddy Ice Holdings, Inc.	14,055	333,385
Sanderson Farms, Inc. (d)	9,699	303,191
Seaboard Corp.	243	340,200
Smithfield Foods, Inc. (a)	66,728	2,003,842
Tasty Baking Co.	4,304	33,959
The Inventure Group, Inc. (a)	3,448	7,758
The J.M. Smucker Co.	42,193	2,051,846
Tootsie Roll Industries, Inc.	19,338	560,995
TreeHouse Foods, Inc. (a)	23,604	601,902
Zapata Corp. (a)	6,888	46,632
		32,178,562
Household Products - 0.3%
Central Garden & Pet Co. Class A (a)(d)	13,917	609,982
Church & Dwight Co., Inc.	41,231	1,587,394
Energizer Holdings, Inc. (a)(d)	42,807	2,862,076
Katy Industries, Inc. (a)	1,778	3,912
Oil-Dri Corp. of America	4,520	80,682
Orchids Paper Products Co. (a)	7,624	78,070
Spectrum Brands, Inc. (a)(d)	28,099	223,668
WD-40 Co.	12,405	431,074
		5,876,858
Personal Products - 0.2%
Carrington Laboratories, Inc. (a)(d)	5,146	21,510
Chattem, Inc. (a)	9,478	328,697
Elizabeth Arden, Inc. (a)	13,382	194,440
Herbalife Ltd. (a)	24,534	801,526
Integrated Biopharma, Inc. (a)(d)	2,198	17,496
Inter Parfums, Inc.	7,365	119,534
Mannatech, Inc. (d)	7,829	113,364
MediFast, Inc. (a)(d)	7,496	89,052
Natural Health Trends Corp. (a)(d)	8,588	26,451
NBTY, Inc. (a)	39,939	1,272,457
Nu Skin Enterprises, Inc. Class A	32,176	557,288
Parlux Fragrances, Inc. (a)(d)	13,118	78,183
Playtex Products, Inc. (a)	38,193	502,238
Prestige Brands Holdings, Inc. (a)	27,948	280,039
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Personal Products - continued
Reliv International, Inc.	10,690	$ 90,544
Revlon, Inc. Class A (sub. vtg.) (a)(d)	149,995	194,994
Schiff Nutrition International, Inc. (a)	11,731	84,581
USANA Health Sciences, Inc. (a)(d)	7,765	347,561
		5,119,955
Tobacco - 0.3%
Alliance One International, Inc.	73,751	297,217
Loews Corp. - Carolina Group	73,634	4,216,283
Star Scientific, Inc. (a)(d)	16,374	36,678
Universal Corp.	19,359	747,838
Vector Group Ltd. (d)	30,684	529,913
		5,827,929
TOTAL CONSUMER STAPLES		62,550,601
ENERGY - 8.7%
Energy Equipment & Services - 3.3%
Allis-Chalmers Energy, Inc.	11,219	206,991
Atwood Oceanics, Inc. (a)	16,502	709,586
Basic Energy Services, Inc.	9,443	270,070
Bolt Technology Corp. (a)	6,415	113,866
Bristow Group, Inc. (a)	15,654	584,051
Bronco Drilling Co., Inc.	9,444	183,308
Cameron International Corp. (a)	79,279	3,798,257
Carbo Ceramics, Inc. (d)	12,671	506,080
Complete Production Services, Inc.	30,248	671,506
Dawson Geophysical Co. (a)	4,846	132,441
Diamond Offshore Drilling, Inc.	44,036	3,191,729
Dresser-Rand Group, Inc.	33,828	691,783
Dril-Quip, Inc. (a)	7,548	579,611
ENSCO International, Inc.	106,409	4,755,418
FMC Technologies, Inc. (a)	46,019	2,706,838
Global Industries Ltd. (a)	59,058	1,058,319
GlobalSantaFe Corp.	169,129	8,324,529
Grant Prideco, Inc. (a)	90,494	3,758,216
Grey Wolf, Inc. (a)(d)	129,866	949,320
Gulf Island Fabrication, Inc.	8,203	222,055
Gulfmark Offshore, Inc. (a)	14,032	425,871
Hanover Compressor Co. (a)(d)	65,089	1,224,975
Helmerich & Payne, Inc.	63,884	1,567,075
Hercules Offshore, Inc.	15,056	480,588
Horizon Offshore, Inc. (a)	17,908	372,665
Hornbeck Offshore Services, Inc. (a)(d)	16,230	545,490
Hydril Co. (a)	13,876	908,184
Hyperdynamics Corp. (a)(d)	30,744	65,177
Infinity Energy Resources, Inc. (a)(d)	5,988	25,269
Input/Output, Inc. (a)(d)	63,629	634,381
Lone Star Technologies, Inc. (a)	20,398	924,641
Lufkin Industries, Inc.	9,500	598,500
Matrix Service Co. (a)(d)	16,669	219,864
Maverick Tube Corp. (a)	28,733	1,846,670

	Shares	Value (Note 1)
Metretek Technologies, Inc. (a)	10,994	$ 125,442
Mitcham Industries, Inc. (a)	6,187	81,050
NATCO Group, Inc. Class A (a)	10,044	366,907
Natural Gas Services Group, Inc. (a)(d)	9,872	140,281
Newpark Resources, Inc. (a)(d)	63,182	350,028
NS Group, Inc. (a)	15,872	722,493
Oceaneering International, Inc. (a)	36,669	1,318,984
Oil States International, Inc. (a)(d)	30,472	973,885
Omni Energy Services Corp. (a)	11,673	104,006
Parker Drilling Co. (a)	74,038	525,670
Particle Drilling Technologies, Inc. (a)	18,049	63,172
Patterson-UTI Energy, Inc.	118,357	3,242,982
PHI, Inc. (non-vtg.) (a)	12,064	377,000
Pioneer Drilling Co. (a)	34,852	491,065
Pride International, Inc. (a)	114,988	2,981,639
Royale Energy, Inc. (a)(d)	5,582	26,570
RPC, Inc.	21,778	445,142
SEACOR Holdings, Inc. (a)	16,148	1,405,360
Smith International, Inc.	144,740	6,074,738
Sulphco, Inc. (a)(d)	32,734	218,336
Superior Energy Services, Inc. (a)	57,154	1,824,927
Superior Well Services, Inc. (a)	8,767	188,754
T-3 Energy Services, Inc. (a)	4,721	95,553
TETRA Technologies, Inc. (a)	49,194	1,368,085
TGC Industries, Inc.	12,138	110,699
Tidewater, Inc.	35,616	1,695,678
TODCO Class A	42,664	1,579,848
Trico Marine Services, Inc. (a)	12,275	440,304
Union Drilling, Inc.	10,737	153,002
Unit Corp. (a)	32,395	1,707,540
Universal Compression Holdings, Inc. (a)(d)	21,740	1,183,308
Veritas DGC, Inc. (a)	23,383	1,392,925
W-H Energy Services, Inc. (a)	21,463	1,083,238
Warrior Energy Service Corp. (a)	5,840	111,544
		76,223,479
Oil, Gas & Consumable Fuels - 5.4%
Abraxas Petroleum Corp. (a)(d)	25,751	105,579
Adams Resources & Energy, Inc.	12,021	469,901
Alliance Resource Partners LP	6,950	254,996
Alon USA Energy, Inc.	26,000	911,820
Alpha Natural Resources, Inc. (a)	37,396	677,989
American Oil & Gas, Inc. NV (a)(d)	26,960	173,622
APCO Argentina, Inc.	2,706	243,513
Arch Coal, Inc.	97,383	3,189,293
Arena Resources, Inc. (a)	8,160	314,976
Arlington Tankers Ltd.	14,838	342,609
Atlas America, Inc. (a)	14,290	657,197
ATP Oil & Gas Corp. (a)(d)	14,552	568,983
Aurora Oil & Gas Corp. (d)	68,197	310,978
Aventine Renewable Energy Holdings, Inc. (d)	15,893	435,468
Barnwell Industries, Inc.	3,174	70,590
Berry Petroleum Co. Class A	27,672	864,197
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Bill Barrett Corp. (a)(d)	19,676	$ 569,030
Bois d'Arc Energy LLC (a)	20,456	335,274
BP Prudhoe Bay Royalty Trust	8,577	671,408
Brigham Exploration Co. (a)	34,475	242,359
Buckeye Partners LP	8,566	371,593
Cabot Oil & Gas Corp.	35,534	1,814,366
Callon Petroleum Co. (a)	15,101	233,612
Cano Petroleum, Inc. (a)(d)	10,000	48,000
Carrizo Oil & Gas, Inc. (a)(d)	17,178	478,579
Chaparral Resources, Inc. (a)	13,947	79,916
Cheniere Energy, Inc. (a)(d)	35,946	1,182,623
Cimarex Energy Co.	62,846	2,407,002
Clayton Williams Energy, Inc. (a)	4,863	159,409
CNX Gas Corp. (a)	19,710	508,715
Comstock Resources, Inc. (a)	30,629	880,890
Contango Oil & Gas Co. (a)(d)	11,192	148,854
Copano Energy LLC	14,952	777,205
CREDO Petroleum Corp. (a)	9,108	159,845
Cross Timbers Royalty Trust	1,715	82,492
Crosstex Energy LP	846	30,862
Crosstex Energy, Inc.	12,000	1,106,400
Delek US Holdings, Inc.	23,193	484,966
Delta Petroleum Corp. (a)(d)	40,436	845,112
Denbury Resources, Inc. (a)	85,118	2,639,509
Dorchester Minerals LP	6,550	186,675
Double Eagle Petroleum Co. (a)	8,444	169,302
Double Hull Tankers, Inc.	13,844	198,800
Edge Petroleum Corp. (a)	10,892	205,532
Enbridge Energy Management LLC	2,941	138,080
Encore Acquisition Co. (a)	41,787	1,130,338
Endeavor International Corp. (a)(d)	74,100	216,372
Energy Partners Ltd. (a)(d)	21,381	533,456
Enterprise Products Partners LP	65,000	1,740,050
EXCO Resources, Inc.	74,098	989,949
Forest Oil Corp. (a)	41,441	1,403,607
Foundation Coal Holdings, Inc.	30,768	1,105,187
Frontier Oil Corp.	92,000	3,008,400
FX Energy, Inc. (a)(d)	24,929	134,617
Gasco Energy, Inc. (a)(d)	60,806	177,554
General Maritime Corp.	25,371	952,935
Giant Industries, Inc. (a)	17,000	1,388,900
GMX Resources, Inc. (a)(d)	6,855	218,400
Goodrich Petroleum Corp. (d)	12,161	385,260
Green Plains Renewable Energy, Inc. (a)(d)	3,244	88,886
GSV, Inc. (a)(d)	700	77
Gulfport Energy Corp. (a)	14,910	191,594
Harken Energy Corp. (a)	45,664	27,855
Harvest Natural Resources, Inc. (a)	30,944	395,774
Helix Energy Solutions Group, Inc. (a)	56,104	2,157,760
Holly Corp.	43,154	1,977,316

	Shares	Value (Note 1)
Holly Energy Partners LP	6,668	$ 256,718
Houston Exploration Co. (a)	21,869	1,402,896
Hugoton Royalty Trust	8,323	235,208
Inergy LP	2,246	61,743
International Coal Group, Inc. (a)	81,153	506,395
James River Coal Co. (a)(d)	9,436	138,992
K-Sea Transn Partners L P	4,670	154,110
KFX, Inc. (a)	63,376	1,015,284
Kinder Morgan Management LLC	44,105	1,861,672
Linn Energy LLC	7,996	186,307
Magellan Midstream Partners LP	6,924	255,149
Mariner Energy, Inc. (a)	52,139	985,427
Maritrans, Inc.	13,771	340,832
Markwest Energy Partners LP	1,943	93,050
Markwest Hydrocarbon, Inc.	13,932	374,910
Massey Energy Co. (d)	57,534	1,452,158
McMoRan Exploration Co. (d)	30,590	568,974
Meridian Resource Corp. (a)	58,885	197,854
National Energy Group, Inc. (a)	5,079	27,427
Natural Resource Partners LP	2,339	136,130
Newfield Exploration Co. (a)	88,017	3,805,855
NGAS Resources, Inc. (a)(d)	16,181	140,451
Noble Energy, Inc.	125,394	6,196,971
OMI Corp.	51,773	1,165,928
Overseas Shipholding Group, Inc.	21,218	1,415,241
Pacific Energy Partners LP	2,620	91,543
Pacific Ethanol, Inc. (a)(d)	24,747	458,562
Panhandle Royalty Co. Class A	14,442	270,065
Parallel Petroleum Corp. (a)	26,265	629,835
Peabody Energy Corp.	181,817	8,012,675
Penn Virginia Corp.	15,925	1,130,516
Penn Virginia Resource Partners LP	5,104	137,961
Petrohawk Energy Corp. (a)	111,695	1,245,399
Petroleum Development Corp. (a)	11,924	509,155
Petroquest Energy, Inc. (a)	30,204	363,354
Pioneer Natural Resources Co.	89,340	3,726,371
Plains Exploration & Production Co. (a)	54,543	2,400,437
Pogo Producing Co. (d)	36,222	1,608,619
PrimeEnergy Corp. (a)(d)	1,965	143,091
Quest Resource Corp. (a)(d)	16,547	195,089
Quicksilver Resources, Inc. (a)(d)	37,291	1,402,887
Range Resources Corp.	98,048	2,743,383
Rentech, Inc. (a)(d)	94,996	497,779
Rio Vista Energy Partners LP (a)	601	3,005
Rosetta Resources, Inc. (a)(d)	33,228	615,050
Ship Finance International Ltd. (NY Shares)	36,149	729,487
Southwestern Energy Co. (a)	117,786	4,045,949
St. Mary Land & Exploration Co.	44,616	1,820,333
Stone Energy Corp. (a)	21,141	933,798
Sunoco Logistics Partners LP	2,807	126,034
Swift Energy Co. (a)	21,517	941,584
Syntroleum Corp. (a)(d)	20,072	95,944
TC Pipelines LP	5,010	165,831
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Teekay Shipping Corp.	31,916	$ 1,412,602
TEPPCO Partners LP	18,928	708,475
Tesoro Corp.	53,000	3,424,330
The Exploration Co. of Delaware, Inc. (a)	25,348	297,332
Toreador Resources Corp. (a)(d)	8,042	169,767
Transmeridian Exploration, Inc. (a)(d)	56,402	287,650
TransMontaigne, Inc. (a)	71,626	812,239
Tri-Valley Corp. (a)(d)	35,638	227,727
Ultra Petroleum Corp. (a)	107,211	5,321,954
US Energy Corp. (a)(d)	20,737	79,008
USEC, Inc.	59,260	599,119
Vaalco Energy, Inc. (a)	42,892	352,572
Valero GP Holdings LLC	14,275	292,209
Valero LP	2,901	149,924
VeraSun Energy Corp.	24,625	542,243
W&T Offshore, Inc.	21,843	700,942
Warren Resources, Inc. (a)(d)	37,453	541,945
Western Refining, Inc.	39,393	928,493
Westmoreland Coal Co.	7,132	162,182
Whiting Petroleum Corp. (a)	26,205	1,179,225
Whittier Energy Corp. (a)	10,000	69,000
World Fuel Services Corp.	28,500	1,027,140
		122,277,904
TOTAL ENERGY		198,501,383
FINANCIALS - 25.4%
Capital Markets - 1.5%
A.G. Edwards, Inc.	50,020	2,642,056
Affiliated Managers Group, Inc. (d)	22,563	2,087,754
AllianceBernstein Holding LP	8,379	558,879
BlackRock, Inc. Class A	9,997	1,301,110
Calamos Asset Management, Inc. Class A	15,211	398,832
Cohen & Steers, Inc. (d)	6,504	186,079
Cowen Group, Inc.	10,541	148,417
Eaton Vance Corp. (non-vtg.)	93,023	2,473,482
Epoch Holding Corp. (a)	5,333	25,225
FirstCity Financial Corp. (a)	5,260	54,914
GAMCO Investors, Inc. Class A	2,893	110,889
GFI Group, Inc. (a)(d)	8,392	390,228
Greenhill & Co., Inc.	9,578	527,077
Investment Technology Group, Inc. (a)	30,367	1,403,259
Investors Financial Services Corp.	42,673	1,978,320
Jefferies Group, Inc.	72,070	1,795,984
Knight Capital Group, Inc. Class A (a)	78,381	1,368,532
LaBranche & Co., Inc. (a)(d)	42,155	349,887
Ladenburg Thalmann Financial Services, Inc. (a)(d)	3,489	3,245
MarketAxess Holdings, Inc. (a)(d)	14,835	139,746
MCF Corp. (a)(d)	74,734	52,314

	Shares	Value (Note 1)
National Holdings Corp. (a)	1,000	$ 1,400
Nuveen Investments, Inc. Class A	53,529	2,555,474
optionsXpress Holdings, Inc.	23,257	607,473
Penson Worldwide, Inc. (a)	6,865	132,563
Piper Jaffray Companies (a)	14,962	876,474
Raymond James Financial, Inc.	61,329	1,700,040
Sanders Morris Harris Group, Inc.	8,833	124,280
SEI Investments Co.	51,111	2,608,705
Siebert Financial Corp.	7,668	21,087
Stifel Financial Corp. (a)(d)	3,778	120,783
SWS Group, Inc.	14,863	365,630
TD Ameritrade Holding Corp.	214,879	3,764,680
Thomas Weisel Partners Group, Inc. (d)	17,034	247,504
TradeStation Group, Inc. (a)	23,223	340,217
W.P. Carey & Co. LLC	8,724	238,427
W.P. Stewart & Co. Ltd.	19,230	230,375
Waddell & Reed Financial, Inc. Class A (d)	62,393	1,448,765
Westwood Holdings Group, Inc.	3,071	58,994
		33,439,100
Commercial Banks - 5.2%
1st Source Corp.	7,209	215,910
Abigail Adams National Bancorp, Inc.	3,050	42,395
Abington Community Bancorp, Inc.	10,420	158,384
Alabama National Bancorp, Delaware	11,256	763,269
Amcore Financial, Inc.	13,595	408,530
American National Bankshares, Inc.	2,434	57,491
AmericanWest Bancorp	6,795	150,305
Ameris Bancorp	12,734	334,650
AmeriServ Financial, Inc. (a)	8,597	40,836
Ames National Corp. (d)	14,284	292,822
Arrow Financial Corp.	5,947	160,450
Associated Banc-Corp.	84,206	2,655,857
BancFirst Corp.	5,680	269,062
Bancorp, Inc., Delaware (a)	13,627	317,645
BancorpSouth, Inc.	51,585	1,447,475
Bancshares of Florida, Inc. (a)	2,801	60,362
BancTrust Financial Group, Inc.	9,140	242,667
Bank of Granite Corp.	10,955	238,381
Bank of Hawaii Corp.	32,866	1,604,518
Bank of Marin, California	4,442	137,702
Bank of the Ozarks, Inc.	5,292	168,921
BankFinancial Corp.	14,566	254,031
Banner Corp.	12,592	521,561
Bar Harbor Bankshares	2,569	74,475
BOK Financial Corp.	16,857	876,564
Boston Private Financial Holdings, Inc.	23,964	598,141
Bryn Mawr Bank Corp.	2,058	45,996
Cadence Financial Corp.	15,524	319,794
Camden National Corp.	2,896	125,976
Capital Bank Corp.	4,787	79,512
Capital City Bank Group, Inc.	9,046	290,829
Capital Corp. of the West	8,704	294,282
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Capitol Bancorp Ltd.	9,607	$ 405,127
Cardinal Financial Corp.	17,899	198,858
Cascade Bancorp (d)	11,948	424,632
Cascade Financial Corp.	9,915	158,640
Cathay General Bancorp	29,625	1,104,716
Centennial Bank Holdings, Inc., Delaware (a)	46,113	459,285
Center Bancorp, Inc. (d)	9,529	151,035
Center Financial Corp., California	12,368	301,779
Central Pacific Financial Corp.	19,330	699,553
Century Bancorp, Inc. Class A (non-vtg.)	2,001	50,525
Chemical Financial Corp.	19,387	572,304
Chittenden Corp.	30,904	891,580
Citizens & Northern Corp. (d)	6,628	149,859
Citizens Banking Corp., Michigan (d)	31,632	797,126
Citizens Financial Services, Inc.	1,515	34,088
City Holding Co.	8,606	338,904
City National Corp.	24,743	1,628,089
CoBiz, Inc.	10,647	242,539
Colonial Bancgroup, Inc.	97,737	2,393,579
Colony Bankcorp, Inc. (d)	4,000	79,400
Columbia Bancorp, Oregon (d)	11,500	284,625
Columbia Banking Systems, Inc.	9,470	296,222
Commerce Bancshares, Inc.	42,340	2,122,081
Commercial Bankshares, Inc.	2,677	94,418
Community Bancorp, Inc. Escon California	3,266	127,537
Community Bank of Nevada (a)	3,329	112,853
Community Bank System, Inc.	22,072	482,715
Community Banks, Inc.	20,022	522,975
Community Bankshares, Inc., South Carolina	3,531	59,674
Community Capital Corp.	1,900	40,185
Community Trust Bancorp, Inc.	8,277	318,002
Cullen/Frost Bankers, Inc.	32,395	1,910,009
CVB Financial Corp.	46,609	696,338
East West Bancorp, Inc.	35,781	1,449,131
Eastern Virgina Bankshares, Inc.	3,012	63,252
Enterprise Financial Services Corp. (d)	9,184	270,836
EuroBancshares, Inc. (a)	10,674	99,909
Exchange National Bancshares, Inc.	5,406	164,883
Farmers Capital Bank Corp.	5,002	164,416
Fidelity Southern Corp.	4,918	89,262
Financial Institutions, Inc.	5,570	139,139
First Bancorp, North Carolina (d)	11,778	243,805
First Bancorp, Puerto Rico	58,615	538,672
First Charter Corp.	23,877	579,972
First Citizen Bancshares, Inc.	3,625	709,775
First Commonwealth Financial Corp.	59,953	770,996
First Community Bancorp, California (d)	15,092	809,082
First Financial Bancorp, Ohio	38,308	593,774

	Shares	Value (Note 1)
First Financial Bankshares, Inc.	12,289	$ 477,428
First Financial Corp., Indiana (d)	6,060	200,222
First Indiana Corp.	10,374	253,644
First M&F Corp.	1,684	30,581
First Mariner Bancorp, Inc. (a)	999	18,981
First Merchants Corp.	13,779	335,794
First Midwest Bancorp, Inc., Delaware	33,922	1,266,987
First of Long Island Corp.	936	40,248
First Regional Bancorp (a)	4,038	114,074
First Republic Bank, California	16,400	698,968
First Security Group, Inc.	10,700	121,445
First South Bancorp, Inc., Virginia (d)	5,916	194,400
First State Bancorp.	12,359	316,267
First United Corp.	5,930	127,969
Firstbank Corp., Michigan	7,253	173,347
FirstMerit Corp.	53,862	1,239,365
Flag Financial Corp.	18,529	462,484
FNB Corp., North Carolina	7,866	141,981
FNB Corp., Pennsylvania	48,149	788,199
FNB Corp., Virginia	3,618	128,005
FNB Financial Services Corp.	4,785	68,569
Frontier Financial Corp., Washington (d)	23,434	958,216
Fulton Financial Corp.	124,680	2,082,156
Gateway Financial Holdings, Inc.	6,000	86,940
GB&T Bancshares, Inc. (d)	8,000	168,480
German American Bancorp, Inc.	17,151	233,254
Glacier Bancorp, Inc.	21,982	713,975
Great Lakes Bancorp, Inc. (a)	10,319	163,969
Great Southern Bancorp, Inc.	5,120	142,694
Greater Bay Bancorp	32,296	919,467
Greater Community Bancorp	4,420	67,405
Hancock Holding Co.	15,250	790,560
Hanmi Financial Corp.	30,770	600,630
Harleysville National Corp., Pennsylvania	20,759	429,089
Harrington West Financial Group, Inc.	4,000	65,120
Heartland Financial USA, Inc.	10,000	269,300
Heritage Commerce Corp.	8,124	190,345
Heritage Financial Corp., Washington	4,130	112,625
IBERIABANK Corp.	4,708	274,476
Independent Bank Corp., Massachusetts	11,103	379,167
Independent Bank Corp., Michigan	12,910	324,041
Integra Bank Corp.	9,801	253,062
Interchange Financial Services Corp.	11,917	270,158
International Bancshares Corp.	38,765	1,105,190
Intervest Bancshares Corp. Class A (a)	3,943	165,685
Irwin Financial Corp.	8,888	169,228
Lakeland Bancorp, Inc. (d)	14,700	217,560
Lakeland Financial Corp.	10,412	256,656
Leesport Financial Corp.	1,954	42,695
LSB Bancshares, Inc.	6,571	111,378
Macatawa Bank Corp.	16,537	384,816
MainSource Financial Group, Inc.	14,638	248,114
MB Financial, Inc.	22,019	812,501
MBT Financial Corp. (d)	10,000	150,700
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Mercantile Bancorp, Inc., Illinois	3,576	$ 78,100
Mercantile Bank Corp.	8,371	339,193
Mercantile Bankshares Corp.	82,708	3,054,406
Merchants Bancshares, Inc.	4,649	112,924
Merrill Merchants Bancshares, Inc.	2,503	64,452
Metrocorp Bancshares, Inc.	2,855	90,646
Mid-State Bancshares	14,138	382,716
Midsouth Bancorp, Inc.	2,653	82,110
Midwest Banc Holdings, Inc.	15,647	375,059
MidWestOne Financial Group, Inc.	3,499	67,461
Nara Bancorp, Inc.	10,184	188,404
National Penn Bancshares, Inc.	31,086	635,709
NBT Bancorp, Inc.	24,577	574,610
Nexity Financial Corp. (a)	5,000	58,250
North Valley Bancorp	4,804	76,864
Northern Empire Bancshares (d)	3,270	77,172
Northern States Financial Corp.	2,836	53,884
Northrim Bancorp, Inc.	982	26,858
Oak Hill Financial, Inc.	1,403	35,075
Ohio Valley Banc Corp.	6,000	150,900
Old National Bancorp, Indiana	47,788	894,113
Old Second Bancorp, Inc.	8,393	254,811
Omega Financial Corp.	10,510	322,972
Oriental Financial Group, Inc.	11,839	145,146
PAB Bankshares, Inc.	7,746	158,793
Pacific Capital Bancorp	30,823	861,811
Pacific Mercantile Bancorp (a)	7,285	120,567
Park National Corp.	8,944	926,688
Peapack-Gladstone Financial Corp. (d)	4,448	109,332
Pennsylvania Communication Bancorp, Inc. (a)(d)	3,180	86,273
Peoples Bancorp, Inc.	5,422	163,961
Peoples Banctrust Co., Inc.	1,053	20,218
Peoples Financial Corp., Mississippi	4,312	110,818
Pinnacle Financial Partners, Inc. (a)(d)	14,923	527,528
Placer Sierra Bancshares	18,155	431,363
Popular, Inc.	185,144	3,526,993
Preferred Bank, Los Angeles California	2,365	132,558
Premier Community Bankshares, Inc.	7,661	158,200
PremierWest Bancorp (d)	17,727	273,705
Princeton National Bancorp, Inc.	2,512	84,152
PrivateBancorp, Inc.	16,540	734,376
Prosperity Bancshares, Inc. (d)	24,144	851,800
Provident Bankshares Corp.	24,064	901,919
QCR Holdings, Inc.	4,300	70,520
R&G Financial Corp. Class B	13,850	99,720
Renasant Corp.	14,520	443,296
Republic Bancorp, Inc.	65,792	850,691
Republic Bancorp, Inc., Kentucky Class A	7,717	167,845
Republic First Bancorp, Inc.	6,564	86,776

	Shares	Value (Note 1)
Royal Bancshares of Pennsylvania, Inc. Class A	2,480	$ 64,406
S&T Bancorp, Inc.	18,285	568,115
S.Y. Bancorp, Inc.	6,778	190,868
Sandy Spring Bancorp, Inc.	10,316	376,431
Santander Bancorp	1,969	39,715
Savannah Bancorp, Inc.	3,165	106,376
SCBT Financial Corp.	6,000	233,520
Seacoast Banking Corp., Florida	7,060	217,236
Security Bank Corp., Georgia	12,190	273,056
Shore Bancshares, Inc.	5,814	165,059
Sierra Bancorp (d)	3,100	97,216
Signature Bank, New York (a)	16,986	557,990
Simmons First National Corp. Class A	9,580	276,096
Sky Financial Group, Inc.	83,035	2,044,322
Smithtown Bancorp, Inc.	4,687	130,720
South Financial Group, Inc.	55,386	1,497,084
Southside Bancshares, Inc. (d)	7,001	175,025
Southwest Bancorp, Inc., Oklahoma	9,075	240,941
Southwest Georgia Financial Corp.	2,582	51,253
State Bancorp, Inc., New York	5,592	103,676
State National Bancshares, Inc.	5,000	190,000
Sterling Bancorp, New York	16,378	318,225
Sterling Bancshares, Inc.	29,025	601,979
Sterling Financial Corp., Pennsylvania	15,767	353,023
Sterling Financial Corp., Washington	23,355	772,116
Suffolk Bancorp	7,466	260,115
Summit Bancshares, Inc.	5,340	151,442
Summit Bank Corp., Georgia	3,888	62,208
Summit Financial Group, Inc. (d)	1,800	33,840
Sun Bancorp, Inc., New Jersey (d)	19,998	358,564
Superior Bancorp (a)(d)	13,693	159,797
Susquehanna Bancshares, Inc., Pennsylvania	39,718	971,899
SVB Financial Group (a)	21,275	961,417
Taylor Capital Group, Inc.	6,172	181,519
TCF Financial Corp.	85,048	2,217,201
TD Banknorth, Inc.	75,494	2,234,622
Temecula Valley Bancorp, Inc. (a)(d)	11,685	286,283
Texas Capital Bancshares, Inc. (a)	20,602	408,950
Texas Regional Bancshares, Inc. Class A	36,378	1,392,186
Texas United Bancshares, Inc. (d)	7,000	232,190
TIB Financial Corp.	3,327	107,529
Tompkins Trustco, Inc. (d)	4,489	201,377
Trico Bancshares	7,477	184,159
Trustmark Corp.	32,201	1,016,586
UCBH Holdings, Inc.	63,335	1,148,897
UMB Financial Corp.	18,756	654,022
Umpqua Holdings Corp.	39,865	1,091,105
Union Bankshares Corp.	5,956	252,058
UnionBanCal Corp.	36,543	2,188,926
United Bankshares, Inc., West Virginia	29,655	1,105,242
United Community Banks, Inc., Georgia	28,972	909,721
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
United Security Bancshares, California (d)	6,270	$ 145,213
Univest Corp. of Pennsylvania	9,000	268,740
USB Holding Co., Inc.	8,800	194,920
Valley National Bancorp	79,477	2,038,585
Vineyard National Bancorp	9,652	262,824
Virginia Commerce Bancorp, Inc. (a)(d)	10,028	222,220
Virginia Financial Group, Inc.	9,749	424,666
Washington Banking Co., Oak Harbor	3,760	82,795
Washington Trust Bancorp, Inc.	6,961	183,701
WesBanco, Inc.	16,419	497,988
West Bancorp., Inc. (d)	10,500	182,490
West Coast Bancorp, Oregon	13,366	408,198
Westamerica Bancorp.	20,890	999,169
Westbank Corp.	2,759	62,298
Western Alliance Bancorp. (a)(d)	14,932	551,140
Whitney Holding Corp.	44,274	1,557,117
Wilmington Trust Corp., Delaware	43,537	1,917,805
Wilshire Bancorp, Inc.	23,616	458,859
Wintrust Financial Corp.	16,875	848,981
Yardville National Bancorp	12,736	460,152
		118,669,461
Consumer Finance - 0.4%
ACE Cash Express, Inc. (a)	6,892	204,072
Advance America Cash Advance Centers, Inc.	42,673	663,138
Advanta Corp. Class B	14,824	501,941
AmeriCredit Corp. (a)	87,786	2,062,093
Asta Funding, Inc.	8,785	290,344
Cash America International, Inc.	22,385	825,335
Cash Systems, Inc. (a)	14,761	95,799
CompuCredit Corp. (a)(d)	28,435	828,880
Consumer Portfolio Services, Inc. (a)	11,918	70,674
Credit Acceptance Corp. (a)(d)	5,307	150,931
Dollar Financial Corp. (a)	8,792	167,839
EZCORP, Inc. Class A (a)	10,373	407,348
First Cash Financial Services, Inc. (d)	17,226	358,818
First Marblehead Corp. (d)	21,991	1,154,528
Nelnet, Inc. Class A (a)	15,295	455,026
QC Holdings, Inc. (a)(d)	10,421	135,681
Rewards Network, Inc. (a)(d)	22,487	97,818
Student Loan Corp.	3,146	578,235
United Panam Financial Corp. (a)	5,347	91,273
World Acceptance Corp. (a)(d)	9,975	398,701
		9,538,474
Diversified Financial Services - 0.6%
Ampal-American Israel Corp. Class A	4,585	21,916
Asset Acceptance Capital Corp. (a)	7,917	117,092
California First National Bancorp	4,060	56,840
Catskill Litigation Trust (a)	1,036	0
CBOT Holdings, Inc. Class A (d)	13,047	1,532,762

	Shares	Value (Note 1)
Encore Capital Group, Inc. (a)	10,962	$ 127,598
Financial Federal Corp.	17,445	457,059
Finova Group, Inc. (a)	22,736	2,046
First Albany Companies, Inc. (a)	2,377	8,391
IntercontinentalExchange, Inc.	30,162	1,908,048
International Securities Exchange, Inc. Class A (d)	22,190	944,185
Leucadia National Corp.	106,974	2,752,441
Marlin Business Services Corp. (a)(d)	7,748	173,168
Medallion Financial Corp.	18,998	222,087
MicroFinancial, Inc.	5,166	17,461
NCP Litigation Trust (a)	200	0
Newtek Business Services, Inc. (a)	5,503	9,410
NYSE Group, Inc. (a)(d)	34,605	2,052,077
PICO Holdings, Inc. (a)	3,619	122,648
Portfolio Recovery Associates, Inc. (a)(d)	10,409	413,445
Primus Guaranty Ltd. (a)	21,499	249,603
Resource America, Inc. Class A	8,687	178,952
The NASDAQ Stock Market, Inc. (a)	66,717	1,902,102
		13,269,331
Insurance - 7.3%
21st Century Holding Co. (d)	1,797	27,800
21st Century Insurance Group	23,634	355,219
Affirmative Insurance Holdings, Inc.	11,382	168,112
Alfa Corp.	25,874	437,271
Alleghany Corp.	3,944	1,112,405
Amcomp, Inc.	11,074	107,307
American Equity Investment Life Holding Co. (d)	32,051	370,830
American Financial Group, Inc., Ohio	28,885	1,349,507
American Independence Corp. (a)	3,087	33,957
American National Insurance Co.	11,013	1,266,936
American Physicians Capital, Inc. (a)	8,485	418,565
AmerUs Group Co.	24,789	1,680,694
Arch Capital Group Ltd.	25,289	1,507,224
Argonaut Group, Inc. (a)	18,674	574,226
Arthur J. Gallagher & Co.	67,537	1,809,992
Aspen Insurance Holdings Ltd.	43,595	1,078,104
Assurant, Inc.	77,176	3,970,705
Assured Guaranty Ltd.	32,578	871,462
Atlantic American Corp. (a)	10,720	27,979
Axis Capital Holdings Ltd.	95,553	3,098,784
Baldwin & Lyons, Inc. Class B	9,944	243,529
Berkshire Hathaway, Inc. Class A (a)	705	67,748,327
Bristol West Holdings, Inc.	9,584	141,172
Brooke Corp.	8,106	97,353
Brown & Brown, Inc.	75,533	2,261,458
Capital Title Group, Inc. (d)	21,082	163,807
Citizens, Inc. Class A (d)	10,666	56,743
Clark, Inc.	7,815	100,892
CNA Financial Corp. (a)(d)	21,156	733,479
CNA Surety Corp. (a)	12,254	243,855
Commerce Group, Inc., Massachusetts	42,390	1,262,798
Conseco, Inc. (d)	98,700	2,043,090
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Crawford & Co. Class B	11,783	$ 93,204
CRM Holdings Ltd.	9,636	72,270
Delphi Financial Group, Inc. Class A	26,238	1,020,133
Direct General Corp.	16,682	222,204
Donegal Group, Inc. Class A	5,200	96,668
Eastern Insurance Holdings, Inc. (a)	11,883	160,539
EMC Insurance Group	12,011	352,042
Endurance Specialty Holdings Ltd.	43,963	1,418,686
Enstar Group, Inc. (a)(d)	3,751	355,970
Erie Indemnity Co. Class A	39,939	2,038,487
Everest Re Group Ltd.	42,746	4,017,269
FBL Financial Group, Inc. Class A	8,164	270,718
Fidelity National Financial, Inc.	116,444	4,684,542
Fidelity National Title Group, Inc. Class A (d)	19,780	398,765
First Acceptance Corp. (a)(d)	24,679	292,693
First American Corp., California	57,228	2,324,601
FPIC Insurance Group, Inc. (a)	7,567	312,063
Gainsco, Inc. (a)	800	6,400
Great American Financial Resources, Inc.	4,585	96,010
Hanover Insurance Group, Inc.	35,789	1,592,611
Harleysville Group, Inc.	11,446	411,942
HCC Insurance Holdings, Inc.	72,841	2,366,604
Hilb Rogal & Hobbs Co.	22,948	992,960
Horace Mann Educators Corp.	25,370	465,793
Independence Holding Co.	5,623	112,966
Infinity Property & Casualty Corp.	12,293	466,519
Insure.com, Inc. (a)	779	2,306
Investors Title Co.	1,641	71,384
IPC Holdings Ltd.	43,304	1,210,347
James River Group, Inc. (d)	9,136	257,544
Kansas City Life Insurance Co.	3,631	155,007
KMG America Corp. (a)	12,545	95,718
LandAmerica Financial Group, Inc.	9,553	604,132
Markel Corp. (a)	6,215	2,258,096
Max Re Capital Ltd.	30,844	715,889
Meadowbrook Insurance Group, Inc. (a)	9,169	94,807
Mercer Insurance Group, Inc.	5,069	123,633
Merchants Group, Inc.	2,177	64,788
Mercury General Corp.	18,196	914,713
Montpelier Re Holdings Ltd.	56,338	1,016,901
National Financial Partners Corp.	22,244	819,024
National Interstate Corp.	6,658	184,893
National Security Group, Inc.	2,778	43,337
National Western Life Insurance Co. Class A	1,547	356,274
Nationwide Financial Services, Inc. Class A (sub. vtg.)	38,316	1,854,878
Navigators Group, Inc. (a)	9,552	440,156
Nymagic, Inc.	2,755	81,520
Odyssey Re Holdings Corp. (d)	17,899	544,130

	Shares	Value (Note 1)
Ohio Casualty Corp.	40,342	$ 1,046,875
Old Republic International Corp.	138,407	2,892,706
PartnerRe Ltd.	34,016	2,187,229
Penn Treaty American Corp. (a)	31,965	250,286
Philadelphia Consolidated Holdings Corp. (a)	39,067	1,412,663
Phoenix Companies, Inc.	74,208	1,095,310
Platinum Underwriters Holdings Ltd.	40,496	1,202,731
PMA Capital Corp. Class A	37,128	347,147
Presidential Life Corp.	14,950	352,372
ProAssurance Corp. (a)	17,526	881,558
ProCentury Corp.	9,119	134,232
Protective Life Corp.	43,666	2,009,946
PXRE Group Ltd.	53,714	215,393
Reinsurance Group of America, Inc.	22,918	1,184,402
RenaissanceRe Holdings Ltd.	40,686	2,095,329
RLI Corp.	15,615	763,574
RTW, Inc. (a)	655	6,851
Safety Insurance Group, Inc.	9,803	504,070
Scottish Re Group Ltd.	32,667	296,616
SCPIE Holding, Inc. (a)	9,553	227,457
SeaBright Insurance Holdings, Inc. (a)	7,000	88,620
Security Capital Assurance Ltd. (a)	14,600	319,010
Selective Insurance Group, Inc.	18,799	977,924
Specialty Underwriters' Alliance, Inc. (a)	14,899	118,596
StanCorp Financial Group, Inc.	36,202	1,685,927
State Auto Financial Corp.	9,729	304,907
Stewart Information Services Corp.	10,893	371,560
The Midland Co.	8,704	360,346
Tower Group, Inc.	11,548	336,740
Transatlantic Holdings, Inc.	17,656	1,084,432
Unico American Corp. (a)	2,607	27,400
United Fire & Casualty Co.	16,601	464,496
Unitrin, Inc.	33,846	1,485,162
Universal American Financial Corp. (a)	21,286	326,314
USI Holdings Corp. (a)	28,168	376,606
W.R. Berkley Corp.	117,791	4,122,685
Wesco Financial Corp.	1,262	530,734
White Mountains Insurance Group Ltd.	5,729	3,030,641
Zenith National Insurance Corp.	27,480	1,038,744
		168,073,309
Real Estate Investment Trusts - 7.5%
Aames Investment Corp., Maryland	29,126	116,795
Acadia Realty Trust (SBI)	15,258	375,957
Agree Realty Corp.	3,217	103,941
Alexanders, Inc. (a)	1,399	402,562
Alexandria Real Estate Equities, Inc.	15,192	1,489,120
AMB Property Corp. (SBI)	55,232	3,083,603
America First Apartment Investment, Inc. (d)	10,576	169,110
American Campus Communities, Inc.	9,838	255,493
American Financial Realty Trust (SBI)	103,568	1,187,925
American Home Mortgage Investment Corp. (d)	30,176	956,579
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Land Lease, Inc.	4,333	$ 103,689
American Mortgage Acceptance Co.	4,770	82,473
AmeriVest Properties, Inc. (a)	10,370	50,917
Annaly Capital Management, Inc.	111,036	1,389,060
Anthracite Capital, Inc.	44,277	568,959
Anworth Mortgage Asset Corp.	34,106	267,050
Arbor Realty Trust, Inc.	14,415	362,537
Ashford Hospitality Trust, Inc.	58,564	701,011
Associated Estates Realty Corp.	8,335	117,107
AvalonBay Communities, Inc.	48,462	5,863,902
BioMed Realty Trust, Inc.	36,165	1,126,178
BNP Residential Properties, Inc.	5,592	132,307
Boykin Lodging Co. (a)	7,111	78,008
Brandywine Realty Trust (SBI)	64,338	2,099,349
BRE Properties, Inc. Class A	31,592	1,866,771
BRT Realty Trust	3,818	103,010
Camden Property Trust (SBI)	34,195	2,653,190
Capital Lease Funding, Inc.	32,807	374,984
Capital Trust, Inc. Class A (d)	11,427	448,510
CapitalSource, Inc. (d)	90,863	2,207,971
Capstead Mortgage Corp. (d)	5,005	41,141
CBL & Associates Properties, Inc.	42,721	1,740,454
Cedar Shopping Centers, Inc.	28,684	441,160
CentraCore Properties Trust	8,745	250,282
Cogdell Spencer, Inc.	5,912	116,703
Colonial Properties Trust (SBI) (d)	29,967	1,485,764
Columbia Equity Trust, Inc.	18,406	277,931
Corporate Office Properties Trust (SBI)	24,963	1,172,512
Cousins Properties, Inc.	26,372	906,406
Crescent Real Estate Equities Co.	66,016	1,429,246
Deerfield Triarc Capital Corp.	26,441	350,608
Developers Diversified Realty Corp.	73,940	4,000,154
DiamondRock Hospitality Co.	45,374	762,283
Digital Realty Trust, Inc.	22,024	658,738
Duke Realty Corp.	94,388	3,584,856
Eagle Hospitality Properties Trust, Inc.	18,912	169,073
Eastgroup Properties, Inc.	14,682	748,929
ECC Capital Corp.	32,592	32,592
Education Realty Trust, Inc.	25,355	359,280
Entertainment Properties Trust (SBI)	18,377	916,277
Equity Inns, Inc.	34,751	534,470
Equity Lifestyle Properties, Inc.	11,921	534,418
Equity One, Inc.	29,605	744,566
Essex Property Trust, Inc.	12,994	1,630,357
Extra Space Storage, Inc.	41,150	720,125
Federal Realty Investment Trust (SBI)	33,025	2,446,162
FelCor Lodging Trust, Inc. (d)	37,099	795,774
Feldman Mall Properties, Inc.	12,239	132,181
Fieldstone Investment Corp.	34,652	297,661
First Industrial Realty Trust, Inc.	35,613	1,542,755
First Potomac Realty Trust	15,901	493,090

	Shares	Value (Note 1)
Franklin Street Properties Corp.	39,101	$ 735,099
Friedman, Billings, Ramsey Group, Inc. Class A (d)	115,568	953,436
General Growth Properties, Inc.	154,939	7,023,385
Getty Realty Corp.	15,746	473,955
Gladstone Commercial Corp.	10,600	214,120
Glenborough Realty Trust, Inc.	29,024	749,109
Glimcher Realty Trust	26,700	651,480
Global Signal, Inc.	11,177	536,496
GMH Communities Trust	30,596	391,323
Government Properties Trust, Inc.	17,885	163,290
Gramercy Capital Corp.	16,296	441,622
Health Care Property Investors, Inc. (d)	95,413	2,870,977
Health Care REIT, Inc. (d)	48,901	1,953,106
Healthcare Realty Trust, Inc.	33,862	1,224,450
Heritage Property Investment Trust, Inc.	19,776	719,055
Hersha Hospitality Trust	18,712	188,430
Highland Hospitality Corp.	44,191	608,510
Highwoods Properties, Inc. (SBI)	39,000	1,471,860
Home Properties of New York, Inc.	21,868	1,243,852
HomeBanc Mortgage Corp., Georgia	30,699	205,683
Hospitality Properties Trust (SBI)	44,168	2,045,862
Host Hotels & Resorts, Inc.	354,717	7,995,321
HRPT Properties Trust (SBI) (d)	159,577	1,851,093
Impac Mortgage Holdings, Inc. (d)	57,824	525,620
Inland Real Estate Corp.	50,160	810,084
Innkeepers USA Trust (SBI)	24,065	398,516
Investors Real Estate Trust (d)	39,237	375,498
iStar Financial, Inc. (d)	77,489	3,248,339
JER Investments Trust, Inc.	22,756	379,798
Kilroy Realty Corp.	18,224	1,440,972
Kite Realty Group Trust	25,356	413,049
KKR Financial Corp.	52,153	1,246,978
LaSalle Hotel Properties (SBI)	26,369	1,158,654
Lexington Corporate Properties Trust	39,080	821,462
Liberty Property Trust (SBI) (d)	55,961	2,678,853
Longview Fibre Co.	51,700	1,077,428
LTC Properties, Inc.	19,272	459,059
Luminent Mortgage Capital, Inc.	39,416	399,284
Mack-Cali Realty Corp.	40,090	2,130,784
Maguire Properties, Inc. (d)	22,925	914,937
Medical Properties Trust, Inc.	40,296	539,563
MFA Mortgage Investments, Inc.	87,881	617,803
Mid-America Apartment Communities, Inc. (d)	13,893	839,137
Mission West Properties, Inc.	23,945	259,803
Monmouth Real Estate Investment Corp. Class A	9,627	78,075
MortgageIT Holdings, Inc.	18,881	273,397
National Health Investors, Inc.	20,428	558,502
National Health Realty, Inc.	10,570	202,944
National Retail Properties, Inc.	42,583	947,046
Nationwide Health Properties, Inc.	54,314	1,415,423
New Century Financial Corp. (d)	37,482	1,450,928
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate Investment Trusts - continued
New Plan Excel Realty Trust	73,600	$ 2,030,624
New York Mortgage Trust, Inc.	18,314	73,256
Newcastle Investment Corp.	30,244	830,500
Newkirk Realty Trust, Inc.	6,602	110,914
NorthStar Realty Finance Corp.	35,512	425,789
Novastar Financial, Inc. (d)	20,498	603,871
Omega Healthcare Investors, Inc.	51,709	763,742
One Liberty Properties, Inc.	4,885	104,832
Opteum, Inc. Class A	11,595	97,282
Origen Financial, Inc.	17,799	106,972
Pan Pacific Retail Properties, Inc.	24,191	1,689,016
Parkway Properties, Inc.	13,969	684,760
Pennsylvania (REIT) (SBI)	26,953	1,140,651
PMC Commercial Trust	6,561	95,725
Post Properties, Inc.	28,894	1,392,691
Potlatch Corp.	29,190	1,118,269
PS Business Parks, Inc.	10,667	651,967
RAIT Investment Trust (SBI)	20,451	572,219
Ramco-Gershenson Properties Trust (SBI)	16,771	536,672
Rayonier, Inc.	49,018	1,936,211
Realty Income Corp.	62,617	1,539,752
Reckson Associates Realty Corp.	55,675	2,382,333
Redwood Trust, Inc.	15,842	770,555
Regency Centers Corp.	42,163	2,836,305
Republic Property Trust	16,652	182,672
Resource Capital Corp.	5,517	78,617
Saul Centers, Inc.	5,254	229,390
Saxon Capital, Inc.	39,571	550,433
Senior Housing Properties Trust (SBI)	57,079	1,161,558
Sizeler Property Investors, Inc.	6,607	99,039
SL Green Realty Corp. (d)	27,135	3,027,181
Sovran Self Storage, Inc.	11,587	626,625
Spirit Finance Corp.	79,020	896,877
Strategic Hotel & Resorts, Inc.	49,000	999,600
Sun Communities, Inc.	15,926	512,658
Sunset Financial Resources, Inc.	21,053	180,635
Sunstone Hotel Investors, Inc.	40,362	1,206,824
Supertel Hospitality, Inc., Maryland	13,197	88,156
Tanger Factory Outlet Centers, Inc. (d)	18,971	679,162
Taubman Centers, Inc. (d)	33,289	1,341,214
The Macerich Co.	46,941	3,504,615
The Mills Corp.	39,522	710,606
Thornburg Mortgage, Inc. (SBI) (d)	80,317	1,844,881
Transcontinental Realty Investors, Inc. (a)	1,497	19,880
Trizec Properties, Inc. (d)	61,172	1,766,036
Trustreet Properties, Inc.	54,366	661,634
U-Store-It Trust	32,612	649,631
UMH Properties, Inc.	4,453	68,354
United Dominion Realty Trust, Inc. (SBI)	92,983	2,836,911
Universal Health Realty Income Trust (SBI)	9,322	338,295
Urstadt Biddle Properties, Inc.	5,274	86,019

	Shares	Value (Note 1)
Urstadt Biddle Properties, Inc. Class A	17,626	$ 303,520
Ventas, Inc.	68,235	2,732,812
Vestin Realty Mortgage II, Inc. (d)	27,306	190,323
Washington (REIT) (SBI)	29,418	1,194,959
Weingarten Realty Investors (SBI)	55,272	2,344,638
Windrose Medical Properties Trust	19,064	288,629
Winston Hotels, Inc.	23,362	278,241
Winthrop Realty Trust (d)	1,011	6,349
		172,609,348
Real Estate Management & Development - 0.7%
Affordable Residential Communties, Inc. (d)	25,798	267,783
American Realty Investments, Inc. (a)	1,965	17,489
BNS Holding, Inc. Class A (a)	20	110
Brookfield Properties Corp.	80,756	2,830,498
CB Richard Ellis Group, Inc. Class A (a)(d)	130,623	3,004,329
Consolidated-Tomoka Land Co.	4,603	306,744
Forest City Enterprises, Inc. Class A	45,394	2,441,289
Grubb & Ellis Co. (a)	700	6,720
Housevalues, Inc. (a)(d)	9,851	58,416
Jones Lang LaSalle, Inc.	21,749	1,810,822
Move, Inc.	110,620	506,640
Stratus Properties, Inc. (a)	2,986	80,741
Tejon Ranch Co. (a)(d)	7,930	344,083
The St. Joe Co. (d)	50,204	2,558,396
Thomas Properties Group, Inc.	9,183	110,747
Trammell Crow Co. (a)	24,467	842,154
United Capital Corp. (a)	2,068	54,905
Wellsford Real Properties, Inc.	2,805	19,214
ZipRealty, Inc. (a)(d)	10,323	63,074
		15,324,154
Thrifts & Mortgage Finance - 2.2%
Accredited Home Lenders Holding Co. (a)(d)	13,472	430,161
Aether Holdings, Inc. (a)	10,666	63,569
American Bancorp of New Jersey, Inc.	20,535	245,393
Anchor BanCorp Wisconsin, Inc.	12,340	360,575
Astoria Financial Corp. (d)	64,750	1,987,825
Bank Mutual Corp.	41,999	517,008
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	32,939	463,452
BankUnited Financial Corp. Class A (d)	25,017	644,688
BCSB Bankcorp, Inc.	4,872	61,192
Berkshire Bancorp, Inc.	1,110	17,316
Berkshire Hills Bancorp, Inc.	5,489	204,849
Brookline Bancorp, Inc., Delaware	56,246	750,884
Camco Financial Corp.	7,852	103,725
Capital Crossing Bank (a)	2,400	64,344
Capitol Federal Financial	22,464	762,428
CFS Bancorp, Inc.	5,521	82,815
Charter Financial Corp., Georgia	8,305	325,473
Charter Municipal Mortgage Acceptance Co.	29,222	588,239
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Cheviot Financial Corp.	52	$ 624
Citizens First Bancorp, Inc., Delaware	3,754	88,782
Citizens South Banking Corp., Delaware	10,510	145,353
City Bank Lynnwood, Washington	7,439	378,422
Clayton Holdings, Inc.	6,858	84,628
Clifton Savings Bancorp, Inc.	8,458	92,531
Coastal Financial Corp.	9,310	126,244
Commercial Capital Bancorp, Inc.	42,390	673,577
Corus Bankshares, Inc.	19,002	414,434
Delta Financial Corp.	16,328	146,789
Dime Community Bancshares, Inc.	22,145	316,452
Doral Financial Corp.	68,986	345,620
Downey Financial Corp.	14,170	869,896
ESB Financial Corp.	7,483	85,306
Farmer Mac Class A (multi-vtg.)	3,846	73,189
Fidelity Bankshares, Inc.	13,812	523,337
First Busey Corp.	9,363	201,773
First Clover Leaf Financial Corp.	10,566	126,686
First Defiance Financial Corp.	3,003	81,952
First Federal Bancshares of Arkansas, Inc.	3,747	84,345
First Federal Bankshares, Inc.	2,907	62,878
First Financial Holdings, Inc.	9,293	320,980
First Financial Service Corp.	678	20,781
First Mutual Bancshares, Inc.	871	24,379
First Niagara Financial Group, Inc.	85,262	1,275,520
First Place Financial Corp.	14,173	333,491
FirstBank NW Corp., Delaware	6,160	174,882
FirstFed Financial Corp., Delaware (a)(d)	10,431	530,521
Flagstar Bancorp, Inc.	29,396	427,418
Flushing Financial Corp.	18,913	331,545
FMS Financial Corp.	1,116	18,805
Franklin Bank Corp.	18,731	372,372
Fremont General Corp.	44,410	634,175
Harbor Florida Bancshares, Inc.	14,402	637,865
HMN Financial, Inc.	2,852	102,472
Home Federal Bancorp	2,558	67,864
Home Federal Bancorp, Inc., Delaware	14,626	218,366
HopFed Bancorp, Inc.	7,731	125,320
Horizon Financial Corp.	8,123	243,203
Hudson City Bancorp, Inc.	355,577	4,643,836
IndyMac Bancorp, Inc.	43,683	1,708,005
ITLA Capital Corp.	4,543	238,280
Jefferson Bancshares, Inc., Tennessee	5,738	77,061
Kearny Financial Corp. (d)	13,844	207,245
KNBT Bancorp, Inc.	18,610	301,482
Legacy Bancorp, Inc.	18,619	282,078
Lincoln Bancorp	3,496	62,928
LSB Corp.	3,904	67,734
MAF Bancorp., Inc.	24,861	1,026,013
MASSBANK Corp.	6,468	213,897

	Shares	Value (Note 1)
MutualFirst Financial, Inc.	2,603	$ 53,882
NASB Financial, Inc. (d)	3,384	118,034
NetBank, Inc.	45,554	279,702
New England Bancshares, Inc.	7,230	91,821
New York Community Bancorp, Inc.	182,268	2,991,018
NewAlliance Bancshares, Inc.	84,683	1,234,678
NewMil Bancorp, Inc.	3,195	128,439
Northeast Community Bancorp, Inc. (a)	8,762	98,835
Northwest Bancorp, Inc.	19,130	508,858
OceanFirst Financial Corp.	4,849	105,999
Ocwen Financial Corp. (a)(d)	28,396	418,841
Pamrapo Bancorp, Inc.	2,874	57,135
Parkvale Financial Corp.	2,919	90,139
Partners Trust Financial Group, Inc.	34,184	374,657
Pennfed Financial Services, Inc.	6,162	109,129
People's Bank, Connecticut	43,035	1,555,715
Peoples Bancorp, Auburn, Indiana	3,388	65,050
Peoples Cmnty Bancorp, Inc.	6,000	114,000
PFF Bancorp, Inc.	20,235	730,281
Pocahontas Bancorp, Inc.	2,049	32,784
Provident Financial Holdings, Inc.	3,631	111,218
Provident Financial Services, Inc.	46,394	865,248
Provident New York Bancorp	32,025	446,749
Pulaski Financial Corp.	6,450	106,425
PVF Capital Corp.	5,643	56,430
Radian Group, Inc.	56,182	3,364,178
Rainier Pacific Financial Group, Inc.	3,186	58,591
Riverview Bancorp, Inc.	8,756	114,704
Rockville Financial, Inc.	7,892	115,618
Roma Financial Corp. (a)	10,524	159,439
Rome Bancorp, Inc.	12,337	158,901
Synergy Financial Group, Inc., New Jersey	9,338	149,501
TF Financial Corp.	1,778	54,051
The PMI Group, Inc.	58,916	2,547,528
TierOne Corp.	14,855	506,704
Timberland Bancorp, Inc.	2,387	93,165
Triad Guaranty, Inc. (a)	6,388	321,125
Trustco Bank Corp., New York	69,461	764,071
United Community Financial Corp., Ohio	15,305	194,527
W Holding Co., Inc.	97,504	492,395
Washington Federal, Inc.	59,659	1,325,623
Wauwatosa Holdings, Inc.	7,726	136,364
Webster Financial Corp.	35,003	1,653,542
Westfield Financial, Inc. (d)	4,996	144,484
Willow Grove Bancorp, Inc.	15,648	256,940
WSFS Financial Corp.	5,076	321,057
		50,962,847
TOTAL FINANCIALS		581,886,024
HEALTH CARE - 11.4%
Biotechnology - 3.6%
Aastrom Biosciences, Inc. (a)(d)	75,401	91,989
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Acadia Pharmaceuticals, Inc. (a)(d)	14,251	$ 123,414
ADVENTRX Pharmaceuticals, Inc. (a)(d)	46,743	170,612
Alexion Pharmaceuticals, Inc. (a)(d)	23,140	868,907
Alkermes, Inc. (a)(d)	64,119	1,048,346
Allos Therapeutics, Inc. (a)(d)	6,613	25,725
Alnylam Pharmaceuticals, Inc. (a)(d)	9,444	122,961
Altus Pharmaceuticals, Inc. (d)	8,310	120,661
Amylin Pharmaceuticals, Inc. (a)(d)	79,415	3,599,882
Anadys Pharmaceuticals, Inc. (a)	18,763	69,986
Antigenics, Inc. (a)	19,086	36,836
AP Pharma, Inc. (a)	17,810	25,290
Arena Pharmaceuticals, Inc. (a)(d)	30,201	370,566
ARIAD Pharmaceuticals, Inc. (a)(d)	50,987	242,188
ArQule, Inc. (a)	21,813	110,810
Array Biopharma, Inc. (a)	36,227	307,205
Avant Immunotherapeutics, Inc. (a)	18,683	27,464
AVAX Technologies, Inc. (a)(d)	4,900	637
AVI BioPharma, Inc. (a)(d)	25,727	106,253
Avigen, Inc. (a)	5,520	29,422
Axonyx, Inc. (a)	15,192	15,952
BioCryst Pharmaceuticals, Inc. (a)(d)	14,318	146,330
Bioenvision, Inc. (a)(d)	47,174	285,403
BioMarin Pharmaceutical, Inc. (a)(d)	62,145	1,034,093
Biopure Corp. Class A (a)(d)	1,611	1,482
Biosante Pharmaceuticals, Inc. (a)(d)	21,771	47,461
BioSphere Medical, Inc. (a)(d)	4,678	29,799
Boston Life Sciences, Inc. (a)(d)	1,366	5,368
Calypte Biomedical Corp. (a)	656	66
Cel-Sci Corp. (a)(d)	5,333	3,626
Celgene Corp. (a)(d)	233,154	9,487,036
Cell Genesys, Inc. (a)(d)	43,159	215,363
Cell Therapeutics, Inc. (a)(d)	22,072	33,549
Cephalon, Inc. (a)(d)	43,294	2,468,624
Cepheid, Inc. (a)(d)	44,896	365,902
Coley Pharmaceutical Group, Inc. (d)	14,423	149,567
Combinatorx, Inc. (d)	22,451	169,505
CorAutus Genetics, Inc. (a)	2,623	1,941
Cotherix, Inc. (a)(d)	8,776	59,940
Critical Therapeutics, Inc. (a)(d)	7,164	25,647
Cubist Pharmaceuticals, Inc. (a)(d)	36,135	847,727
CuraGen Corp. (a)	15,692	47,390
Curis, Inc. (a)	10,011	12,614
CV Therapeutics, Inc. (a)(d)	29,023	326,509
Cytogen Corp. (a)	15,067	35,859
Cytokinetics, Inc. (a)	8,459	57,690
Cytori Therapeutics, Inc. (a)	14,014	73,994
CytRx Corp. (a)(d)	8,702	15,054
Dendreon Corp. (a)(d)	72,352	349,460
Digene Corp. (a)	17,190	715,964
DUSA Pharmaceuticals, Inc. (a)(d)	9,863	39,255
Dyadic International, Inc. (a)(d)	16,428	82,140

	Shares	Value (Note 1)
Dyax Corp. (a)	58,388	$ 208,445
Dynavax Technologies Corp. (a)(d)	7,600	30,096
Embrex, Inc. (a)	1,225	13,512
Encysive Pharmaceuticals, Inc. (a)	39,210	172,916
EntreMed, Inc. (a)(d)	6,269	11,222
Enzon Pharmaceuticals, Inc. (a)(d)	21,730	177,751
Exact Sciences Corp. (a)	5,146	9,829
Genaera Corp. (a)	20,058	9,026
Genelabs Technologies, Inc. (a)(d)	7,653	9,337
Genentech, Inc. (a)	317,253	26,179,718
Genitope Corp. (a)(d)	16,300	47,433
Genomic Health, Inc.	21,051	298,082
Genta, Inc. (a)(d)	73,275	112,111
GenVec, Inc. (a)	10,563	13,204
Geron Corp. (a)(d)	53,729	377,178
GTC Biotherapeutics, Inc. (a)(d)	4,398	5,849
GTx, Inc. (a)(d)	15,842	150,341
Halozyme Therapeutics, Inc. (a)	51,021	137,757
Hana Biosciences, Inc. (a)(d)	18,262	135,139
Hemispherx Biopharma, Inc. (a)(d)	10,059	23,136
Human Genome Sciences, Inc. (a)(d)	84,080	944,218
Icagen, Inc. (a)(d)	31,946	30,349
ICOS Corp. (a)(d)	41,721	1,025,502
Idenix Pharmaceuticals, Inc. (a)(d)	13,126	132,704
IDM Pharma, Inc. (a)(d)	908	2,288
ImClone Systems, Inc. (a)(d)	47,592	1,423,001
ImmunoGen, Inc. (a)	33,884	124,354
Immunomedics, Inc. (a)(d)	11,508	25,893
Incyte Corp. (a)	42,798	218,698
Indevus Pharmaceuticals, Inc. (a)(d)	59,428	375,585
Inhibitex, Inc. (a)	8,093	12,868
Insmed, Inc. (a)(d)	127,479	154,250
InterMune, Inc. (a)	23,464	404,519
Introgen Therapeutics, Inc. (a)(d)	5,863	23,217
Isis Pharmaceuticals, Inc. (a)	74,775	571,281
Isolagen, Inc. (a)(d)	33,379	119,163
Keryx Biopharmaceuticals, Inc. (a)	26,089	358,202
Kosan Biosciences, Inc. (a)	8,015	27,171
La Jolla Pharmaceutical Co. (a)(d)	2,763	10,389
Lexicon Genetics, Inc. (a)	22,319	93,293
Ligand Pharmaceuticals, Inc. Class B (a)	34,062	345,389
Lipid Sciences, Inc. (a)(d)	6,973	16,944
Manhattan Pharmaceuticals, Inc. (a)(d)	9,897	8,017
MannKind Corp. (a)(d)	19,534	359,816
Martek Biosciences (a)(d)	19,036	572,413
Matritech, Inc. (a)(d)	9,731	5,449
Maxygen, Inc. (a)	20,092	165,960
Medarex, Inc. (a)	88,414	949,566
Memory Pharmaceuticals Corp. (a)(d)	6,681	6,748
Metabasis Therapeutics, Inc. (a)	26,087	153,652
Micromet, Inc. (a)(d)	5,632	14,643
Millennium Pharmaceuticals, Inc. (a)(d)	210,753	2,288,778
Momenta Pharmaceuticals, Inc. (a)	14,976	237,669
Monogram Biosciences, Inc. (a)(d)	94,829	170,692
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Myogen, Inc. (a)	27,796	$ 967,301
Myriad Genetics, Inc. (a)	25,042	633,312
Nabi Biopharmaceuticals (a)	37,645	223,235
Neopharm, Inc. (a)(d)	8,402	41,758
Neose Technologies, Inc. (a)	9,641	26,898
Neurobiological Tech, Inc. (a)(d)	4,585	13,434
Neurocrine Biosciences, Inc. (a)(d)	24,958	289,263
Neurogen Corp. (a)	14,550	81,917
Northfield Laboratories, Inc. (a)(d)	29,181	316,322
Northwest Biotherapeutics, Inc. (a)	2,800	812
Novavax, Inc. (a)(d)	42,163	178,349
NPS Pharmaceuticals, Inc. (a)	39,572	176,491
Nuvelo, Inc. (a)	36,720	760,471
ONYX Pharmaceuticals, Inc. (a)(d)	27,163	410,433
Orchid Cellmark, Inc. (a)	20,246	53,045
Ortec International, Inc. (a)	2	3
Orthologic Corp. (a)	36,394	51,679
Oscient Pharmaceuticals Corp. (a)	74,754	93,443
OSI Pharmaceuticals, Inc. (a)(d)	39,479	1,471,382
OXiGENE, Inc. (a)(d)	3,532	12,539
Palatin Technologies, Inc. (a)(d)	9,806	24,123
Panacos Pharmaceuticals, Inc. (a)	19,594	110,706
PDL BioPharma, Inc. (a)	75,929	1,495,801
Peregrine Pharmaceuticals, Inc. (a)(d)	144,570	199,507
Pharmacopeia Drug Discovery, Inc. (a)	2,994	12,635
Pharmacyclics, Inc. (a)	5,240	23,056
Pharmion Corp. (a)	17,603	327,064
Poniard Pharmaceuticals, Inc. (a)(d)	5,171	3,258
PRAECIS Pharmaceuticals, Inc. (a)	2,601	5,488
Pro-Pharmaceuticals, Inc. (a)(d)	23,828	21,445
Progenics Pharmaceuticals, Inc. (a)	14,422	326,514
Regeneron Pharmaceuticals, Inc. (a)	38,513	611,586
Renovis, Inc. (a)(d)	15,599	229,929
Repligen Corp. (a)	7,531	24,325
Rigel Pharmaceuticals, Inc. (a)	20,536	203,717
Sangamo Biosciences, Inc. (a)(d)	24,676	136,458
Savient Pharmaceuticals, Inc. (a)	65,430	423,986
SciClone Pharmaceuticals, Inc. (a)(d)	14,063	35,017
Seattle Genetics, Inc. (a)	19,175	88,589
Senomyx, Inc. (a)	17,125	265,438
SIGA Technologies, Inc. (a)(d)	5,146	5,249
Sirna Therapeutics, Inc. (a)(d)	34,484	194,835
Solexa, Inc. (a)(d)	14,836	129,073
Sonus Pharmaceuticals, Inc. (a)	32,820	151,628
StemCells, Inc. (a)(d)	46,919	108,852
Sunesis Pharmaceuticals, Inc.	3,400	18,054
Tanox, Inc. (a)	18,496	277,625
Tapestry Pharmaceuticals, Inc. (a)(d)	673	1,952
Telik, Inc. (a)(d)	42,903	764,960
Theravance, Inc. (a)	29,980	795,669
Threshold Pharmaceuticals, Inc. (a)(d)	15,598	32,288

	Shares	Value (Note 1)
Titan Pharmaceuticals, Inc. (a)(d)	11,415	$ 27,738
Trimeris, Inc. (a)	6,241	58,229
Unigene Laboratories, Inc. (a)	74,735	186,838
United Therapeutics Corp. (a)	14,261	778,508
Valentis, Inc. (a)(d)	148	62
Vanda Pharmaceuticals, Inc.	4,707	44,387
Vertex Pharmaceuticals, Inc. (a)	71,594	2,466,413
ViaCell, Inc. (a)(d)	31,009	126,207
Vical, Inc. (a)	34,045	192,695
Vion Pharmaceuticals, Inc. (a)(d)	41,496	50,625
Viragen, Inc. (a)(d)	2,058	761
XOMA Ltd. (a)	31,255	53,134
Zymogenetics, Inc. (a)	30,295	585,905
		81,566,643
Health Care Equipment & Supplies - 2.9%
Abaxis, Inc. (a)(d)	16,975	407,740
Abiomed, Inc. (a)(d)	31,613	471,666
Adeza Biomedical Corp. (a)	7,000	118,790
Advanced Medical Optics, Inc. (a)(d)	48,612	2,340,668
Aksys Ltd. (d)	7,259	6,461
Align Technology, Inc. (a)	44,223	276,394
Alphatec Holdings, Inc.	14,930	83,907
American Medical Systems Holdings, Inc. (a)	43,319	760,682
Analogic Corp.	10,972	623,539
Angeion Corp. (a)	2	8
Angiodynamics, Inc. (a)	7,846	142,170
Anika Therapeutics, Inc. (a)	1,029	13,964
Aradigm Corp. (a)(d)	3,665	6,524
Arrow International, Inc.	20,033	647,266
ArthroCare Corp. (a)	16,654	759,589
Aspect Medical Systems, Inc. (a)(d)	10,493	202,725
ATS Medical, Inc. (a)	6,269	16,613
Beckman Coulter, Inc.	44,246	2,423,353
BioLase Technology, Inc. (a)(d)	9,270	60,626
Biosite, Inc. (a)	10,527	463,188
BSD Medical Corp. (a)(d)	13,363	62,806
Cambridge Heart, Inc. (a)	1,200	2,820
Candela Corp. (a)	20,642	215,296
Cantel Medical Corp. (a)	6,163	87,083
Cardiac Science Corp. (a)	17,399	132,058
Cardiodynamics International Corp. (a)	13,842	9,826
Cardiotech International, Inc. (a)(d)	3,688	4,426
Cerus Corp. (a)(d)	15,391	99,734
Cholestech Corp. (a)	15,842	174,896
Clarient, Inc. (a)(d)	8,140	7,000
Clinical Data, Inc. (a)(d)	941	14,642
Conceptus, Inc. (a)	11,964	206,379
CONMED Corp. (a)	20,195	413,796
Conor Medsystems, Inc. (a)	29,784	804,168
Cooper Companies, Inc.	29,829	1,490,853
Cutera, Inc. (a)	9,296	215,853
Cyberonics, Inc. (a)	12,152	197,835
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cytyc Corp. (a)	84,179	$ 2,011,036
Dade Behring Holdings, Inc.	59,390	2,404,701
Datascope Corp.	9,720	320,080
DENTSPLY International, Inc.	103,145	3,360,464
DexCom, Inc. (a)(d)	12,402	159,242
Digirad Corp. (a)	4,978	20,559
DJO, Inc. (a)	15,916	613,880
E-Z-EM, Inc. (a)	3,324	49,162
Edwards Lifesciences Corp. (a)	41,261	1,926,476
Encore Medical Corp. (a)	41,585	265,728
Endologix, Inc. (a)	29,516	114,522
Enpath Medical, Inc. (a)	3,275	32,226
EP Medsystems, Inc. (a)	14,220	20,619
EPIX Pharmaceuticals, Inc. (a)	9,769	63,205
Escalon Medical Corp. (a)(d)	3,512	15,839
ev3, Inc. (a)(d)	19,359	294,450
Exactech, Inc. (a)	2,414	30,416
Fonar Corp. (a)	19,649	7,260
Foxhollow Technologies, Inc. (a)(d)	13,358	418,506
Gen-Probe, Inc. (a)	33,985	1,652,011
Greatbatch, Inc. (a)	13,770	336,814
Haemonetics Corp. (a)(d)	19,097	889,538
HealthTronics, Inc. (a)	18,929	124,553
Hillenbrand Industries, Inc.	40,669	2,320,980
Hologic, Inc. (a)	30,585	1,320,660
I-Flow Corp. (a)(d)	24,646	297,231
ICU Medical, Inc. (a)	9,059	398,687
IDEXX Laboratories, Inc. (a)(d)	22,755	2,093,688
Immucor, Inc. (a)	46,303	961,713
Implant Sciences Corp. (a)(d)	468	1,203
Insite Vision (a)(d)	62,560	114,485
Integra LifeSciences Holdings Corp. (a)	12,331	474,250
Intermagnetics General Corp. (a)	29,540	804,374
IntraLase Corp. (a)	15,988	300,734
Intuitive Surgical, Inc. (a)	25,305	2,388,792
Invacare Corp.	20,710	480,679
Inverness Medical Innovations, Inc. (a)(d)	21,286	718,828
Iridex Corp. (a)	100	828
IRIS International, Inc. (a)	10,010	98,198
IVAX Diagnostics, Inc. (a)	7,111	9,244
Kensey Nash Corp. (a)	8,253	223,491
Kinetic Concepts, Inc. (a)	35,644	1,126,350
Kyphon, Inc. (a)	29,743	1,076,994
LifeCell Corp. (a)	23,394	706,031
Lifecore Biomedical, Inc. (a)	13,141	200,794
Medical Action Industries, Inc. (a)	9,139	223,357
Medwave, Inc. (a)	2,979	4,886
Mentor Corp.	27,820	1,350,383
Meridian Bioscience, Inc.	14,642	349,358
Merit Medical Systems, Inc. (a)	18,942	265,567
Microtek Medical Holdings, Inc. (a)	12,551	43,677

	Shares	Value (Note 1)
Micrus Endovascular Corp. (a)	16,657	$ 231,199
Minrad International, Inc. (a)	24,400	91,988
National Dentex Corp. (a)	2,508	53,295
Natus Medical, Inc. (a)	9,348	122,272
Neogen Corp. (a)	2,838	53,837
NeuroMetrix, Inc. (a)(d)	7,830	212,271
NMT Medical, Inc. (a)	5,000	70,700
North American Scientific, Inc. (a)(d)	3,930	6,563
Northstar Neuroscience, Inc. (d)	6,621	77,797
Nutraceutical International Corp. (a)	4,825	67,647
NuVasive, Inc. (a)	23,821	489,760
NxStage Medical, Inc.	19,789	192,547
OraSure Technologies, Inc. (a)(d)	25,183	172,755
Orthovita, Inc. (a)	20,662	71,284
Osteotech, Inc. (a)	4,011	15,081
Palomar Medical Technologies, Inc. (a)(d)	10,766	427,410
PolyMedica Corp.	15,493	628,861
Possis Medical, Inc. (a)	16,597	157,340
Quidel Corp. (a)	19,545	223,595
Regeneration Technologies, Inc. (a)	39,621	213,161
ResMed, Inc. (a)	52,743	2,145,585
Respironics, Inc. (a)	49,383	1,822,727
Retractable Technologies, Inc. (a)	5,601	19,772
Rita Medical Systems, Inc. (a)	5,240	16,663
Sirona Dental Systems, Inc.	6,700	203,814
Somanetics Corp. (a)	8,762	147,727
Sonic Innovations, Inc. (a)(d)	6,362	26,211
SonoSite, Inc. (a)	8,947	283,888
Spectrx, Inc. (a)(d)	10,741	6,445
Staar Surgical Co. (d)	8,437	57,793
Stereotaxis, Inc. (a)	21,349	237,614
Steris Corp.	48,008	1,141,630
Strategic Diagnostics, Inc. (a)	3,743	14,598
SurModics, Inc. (a)(d)	9,780	342,104
Symmetry Medical, Inc. (a)	17,466	242,253
Synovis Life Technologies, Inc. (a)	4,155	33,323
The Spectranetics Corp. (a)	26,606	290,005
Theragenics Corp. (a)	8,161	25,381
Thermogenesis Corp. (a)	39,439	165,644
Thoratec Corp. (a)	31,157	456,762
Trimedyne, Inc. (a)(d)	8,608	15,064
TriPath Imaging, Inc. (a)	13,366	117,220
Urologix, Inc. (a)	5,053	15,210
Utah Medical Products, Inc.	3,222	98,174
Varian Medical Systems, Inc. (a)	88,660	4,725,578
Viasys Healthcare, Inc. (a)(d)	21,110	559,837
Vision Sciences, Inc. (a)(d)	8,293	11,361
Vital Signs, Inc.	6,169	334,668
West Pharmaceutical Services, Inc.	21,562	860,539
Wright Medical Group, Inc. (a)	24,535	561,115
Young Innovations, Inc.	3,599	130,716
Zoll Medical Corp. (a)	5,795	219,688
		66,360,565
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - 2.5%
Air Methods Corp. (a)	7,431	$ 173,142
Alliance Imaging, Inc. (a)	12,948	83,903
Allied Healthcare International, Inc. (a)	21,264	38,913
Allion Healthcare, Inc. (d)	9,407	40,920
Amedisys, Inc. (a)(d)	10,186	412,227
America Service Group, Inc. (a)	4,584	59,225
American Dental Partners, Inc. (a)	13,941	229,469
AMERIGROUP Corp. (a)	37,242	1,174,613
AMN Healthcare Services, Inc. (a)	20,446	490,704
AmSurg Corp. (a)	19,017	457,739
Andrx Corp. (a)	51,309	1,223,207
Apria Healthcare Group, Inc. (a)	37,271	759,956
Arcadia Resources, Inc. (a)(d)	80,061	254,594
Bio-Reference Laboratories, Inc. (a)	15,824	357,148
BioScrip, Inc. (a)	27,406	99,484
BriteSmile, Inc. (a)(d)	1,435	3,315
Brookdale Senior Living, Inc.	22,452	1,073,879
Capital Senior Living Corp. (a)	8,498	81,496
Centene Corp. (a)	28,252	436,493
Chemed Corp.	17,848	703,390
Community Health Systems, Inc. (a)	69,194	2,681,959
Comprehensive Care Corp. (a)	300	660
Corvel Corp. (a)	3,080	95,480
Cross Country Healthcare, Inc. (a)	21,491	352,882
Cryolife, Inc.	5,006	29,986
DaVita, Inc. (a)(d)	71,760	4,187,914
Emergency Medical Services Corp. Class A	8,611	136,054
Emeritus Corp. (a)(d)	6,789	133,608
Five Star Quality Care, Inc. (a)	24,607	252,222
Genesis HealthCare Corp. (a)	14,301	651,268
Gentiva Health Services, Inc. (a)	15,272	275,965
Hanger Orthopedic Group, Inc. (a)	6,855	49,287
Health Grades, Inc. (a)	14,002	61,889
Health Net, Inc. (a)	78,658	3,288,691
HealthExtras, Inc. (a)	20,924	642,995
Healthspring, Inc.	27,377	545,076
Healthways, Inc. (a)(d)	23,583	1,217,354
HearUSA, Inc. (a)(d)	11,117	16,676
Henry Schein, Inc. (a)	61,456	3,064,811
HMS Holdings Corp. (a)	14,779	214,739
Hooper Holmes, Inc.	50,431	164,405
Horizon Health Corp. (a)	9,996	136,845
Hythiam, Inc. (a)(d)	13,644	76,543
I-trax, Inc. (a)(d)	31,500	99,855
InVentiv Health, Inc. (a)	19,017	591,999
Kindred Healthcare, Inc. (a)	24,617	766,573
Landauer, Inc.	6,794	325,568
LCA-Vision, Inc.	9,840	433,255
LHC Group, Inc. (a)	5,812	139,488
LifePoint Hospitals, Inc. (a)(d)	37,428	1,274,423

	Shares	Value (Note 1)
Lincare Holdings, Inc. (a)	66,822	$ 2,474,419
Magellan Health Services, Inc. (a)	25,003	1,201,894
Matria Healthcare, Inc. (a)(d)	13,876	374,652
Medcath Corp. (a)	4,959	139,844
Medical Staffing Network Holdings, Inc. (a)	8,863	58,407
Metropolitan Health Networks, Inc. (a)	36,067	84,757
Molina Healthcare, Inc. (a)	9,397	348,065
MWI Veterinary Supply, Inc.	5,699	197,812
National Healthcare Corp.	5,307	259,884
National Home Health Care Corp.	1,600	15,952
National Medical Health Card Systems, Inc. (a)(d)	2,994	45,778
National Research Corp.	1,185	28,618
Nighthawk Radiology Holdings, Inc. (d)	6,830	118,432
NovaMed Eyecare, Inc. (a)	33,673	263,323
Odyssey Healthcare, Inc. (a)	21,592	346,336
Omnicare, Inc.	81,431	3,689,639
Option Care, Inc. (d)	22,677	299,790
Owens & Minor, Inc.	29,701	955,481
PainCare Holdings, Inc. (a)(d)	63,158	96,000
PDI, Inc. (a)	3,836	50,597
Pediatric Services of America, Inc. (a)	16,212	213,998
Pediatrix Medical Group, Inc. (a)	33,391	1,529,308
Precis, Inc. (a)	3,930	8,096
Providence Service Corp. (a)(d)	11,318	269,595
PSS World Medical, Inc. (a)	44,962	872,263
Psychemedics Corp.	3,872	64,469
Psychiatric Solutions, Inc. (a)	38,395	1,229,024
QMed, Inc. (a)	4,585	21,274
Radiation Therapy Services, Inc. (a)	9,544	276,012
Radiologix, Inc. (a)	6,550	24,890
RehabCare Group, Inc. (a)	10,698	157,047
ResCare, Inc. (a)	17,138	343,617
Rotech Healthcare, Inc. (a)(d)	15,900	22,737
Rural/Metro Corp. (a)(d)	8,327	62,369
Sierra Health Services, Inc. (a)	32,829	1,408,364
SRI/Surgical Express, Inc. (a)	2,620	11,790
Sun Healthcare Group, Inc. (a)	18,220	192,585
Sunrise Senior Living, Inc. (a)	27,751	818,932
Symbion, Inc. (a)	13,630	315,126
Triad Hospitals, Inc. (a)(d)	59,447	2,619,235
U.S. Physical Therapy, Inc. (a)	16,352	239,230
United Surgical Partners International, Inc. (a)(d)	29,810	841,238
Universal Health Services, Inc. Class B	33,930	1,921,117
VCA Antech, Inc. (a)	56,791	2,011,537
Visicu, Inc.	5,840	70,839
VistaCare, Inc. Class A (a)	9,859	130,139
Wellcare Health Plans, Inc. (a)	23,674	1,327,638
		58,114,436
Health Care Technology - 0.4%
A.D.A.M., Inc. (a)	2,620	18,419
Allscripts Healthcare Solutions, Inc. (a)(d)	27,234	554,484
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Technology - continued
AMICAS, Inc. (a)	31,224	$ 101,166
Cerner Corp. (a)(d)	41,887	1,929,315
Claimsnet.com, Inc. (a)	2,700	270
Computer Programs & Systems, Inc.	9,905	336,968
Dendrite International, Inc. (a)	18,964	190,019
Eclipsys Corp. (a)	28,185	481,964
Emageon, Inc. (a)(d)	18,876	290,879
Emdeon Corp. (a)	192,245	2,278,103
HealthAxis, Inc. (a)(d)	190	251
HealthStream, Inc. (a)	6,041	17,519
Mediware Information Systems, Inc. (a)	1,310	10,886
Merge Technologies, Inc. (a)(d)	15,882	117,686
Omnicell, Inc. (a)	18,037	323,223
Per-Se Technologies, Inc. (a)(d)	21,629	492,925
Phase Forward, Inc. (a)	18,189	214,448
ProxyMed, Inc. (a)	3,259	17,012
TriZetto Group, Inc. (a)	26,787	367,518
Vital Images, Inc. (a)	9,800	287,728
WebMD Health Corp. Class A (d)	4,693	173,453
		8,204,236
Life Sciences Tools & Services - 1.0%
Accelrys, Inc. (a)	29,292	161,106
Advanced Magnetics, Inc. (a)	8,088	296,425
Affymetrix, Inc. (a)	45,513	969,882
Albany Molecular Research, Inc. (a)	10,983	107,633
Alliance Pharmaceutical Corp. (a)	2,080	270
Applera Corp. - Celera Genomics Group (a)	58,482	814,069
Bio-Imaging Technologies, Inc. (a)	2,110	8,187
Bio-Rad Laboratories, Inc. Class A (a)(d)	13,313	977,307
Bioanalytical Systems, Inc. (a)	4,772	26,532
BioVeris Corp. (a)	25,451	209,462
Bruker BioSciences Corp. (a)	29,315	206,964
Caliper Life Sciences, Inc. (a)(d)	28,993	151,343
Cambrex Corp.	17,248	388,942
Charles River Laboratories International, Inc. (a)	47,249	1,920,199
Ciphergen Biosystems, Inc. (a)	8,010	12,175
Covalent Group, Inc. (a)	7,298	21,310
Covance, Inc. (a)(d)	41,949	2,637,334
Cryo-Cell International, Inc. (a)	6,550	16,441
Dionex Corp. (a)	15,118	762,250
Discovery Partners International, Inc. (a)	7,205	26,298
Diversa Corp. (a)	14,786	136,031
Enzo Biochem, Inc. (a)(d)	19,619	250,731
eResearchTechnology, Inc. (a)(d)	23,930	208,430
Exelixis, Inc. (a)	66,857	650,519
Gene Logic, Inc. (a)	7,441	12,947
Harvard Bioscience, Inc. (a)	8,617	37,398
Illumina, Inc. (a)	28,472	958,937
Immunicon Corp. (a)	7,192	33,802

	Shares	Value (Note 1)
Interleukin Genetics, Inc. (a)(d)	6,973	$ 44,000
Invitrogen Corp. (a)	35,041	2,132,245
Kendle International, Inc. (a)	9,169	242,245
Luminex Corp. (a)	20,616	391,910
Medivation, Inc. (a)(d)	18,044	87,333
Molecular Devices Corp. (a)	12,725	305,527
Nanogen, Inc. (a)	35,888	77,518
Nektar Therapeutics (a)(d)	62,141	1,088,710
PAREXEL International Corp. (a)	15,838	524,238
Pharmaceutical Product Development, Inc.	69,498	2,649,264
PharmaNet Development Group, Inc. (a)(d)	9,166	179,379
PRA International (a)	13,580	352,808
Sequenom, Inc. (a)	3,440	7,396
Stratagene Corp.	1,955	9,384
Techne Corp. (a)	30,814	1,568,433
Third Wave Technologies, Inc. (a)	10,841	44,448
Tripos, Inc. (a)	2,058	3,684
Varian, Inc. (a)	23,757	1,108,977
Ventana Medical Systems, Inc. (a)	23,071	1,076,031
		23,896,454
Pharmaceuticals - 1.0%
Abraxis BioScience, Inc. (a)	23,499	584,655
Acusphere, Inc.	1,403	4,756
Adams Respiratory Therapeutics, Inc. (a)(d)	16,798	685,358
Adolor Corp. (a)	29,553	737,347
Advancis Pharmaceutical Corp. (a)	4,491	18,548
Akorn, Inc. (a)(d)	32,825	128,018
Alpharma, Inc. Class A	26,807	561,339
Alteon, Inc. (a)	9,772	1,661
Anesiva, Inc. (a)	1,142	7,846
Atherogenics, Inc. (a)(d)	26,187	366,618
Auxilium Pharmaceuticals, Inc. (a)(d)	18,555	160,872
AVANIR Pharmaceuticals Class A (a)(d)	14,261	100,825
Barrier Therapeutics, Inc. (a)(d)	6,541	38,592
Bentley Pharmaceuticals, Inc. (a)	12,642	141,843
Bradley Pharmaceuticals, Inc. (a)	5,396	79,915
Caraco Pharmaceutical Laboratories Ltd. (a)(d)	20,224	229,340
CNS., Inc.	12,112	341,558
Collagenex Pharmaceuticals, Inc. (a)	22,008	269,158
Columbia Laboratories, Inc. (a)	12,667	39,141
Connetics Corp. (a)	30,176	327,108
Corcept Therapeutics, Inc. (a)(d)	7,957	9,628
Cortex Pharmaceuticals, Inc. (a)(d)	7,017	20,981
Cypress Bioscience, Inc. (a)	19,092	137,462
DepoMed, Inc. (a)(d)	14,582	70,431
Discovery Laboratories, Inc. (a)(d)	33,851	57,547
Durect Corp. (a)(d)	36,548	133,035
Emisphere Technologies, Inc. (a)(d)	22,624	187,100
Endo Pharmaceuticals Holdings, Inc. (a)(d)	88,459	2,921,801
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Epicept Corp. (a)(d)	1,640	$ 4,871
Heska Corp. (a)	20,430	35,140
Hi-Tech Pharmacal Co., Inc. (a)	9,053	154,897
Hollis-Eden Pharmaceuticals, Inc. (a)(d)	6,761	42,730
Immtech Pharmaceuticals, Inc. (a)(d)	2,377	15,332
Inspire Pharmaceuticals, Inc. (a)	16,447	84,702
Interpharm Holdings, Inc. (a)(d)	2,260	3,232
Ista Pharmaceuticals, Inc. (a)	7,132	40,938
Kos Pharmaceuticals, Inc. (a)	15,012	734,087
KV Pharmaceutical Co. Class A (a)	27,399	611,820
Matrixx Initiatives, Inc. (a)	3,745	63,927
Medicines Co. (a)	32,192	726,252
Medicis Pharmaceutical Corp. Class A	34,846	1,020,639
MGI Pharma, Inc. (a)(d)	56,858	860,262
Nastech Pharmaceutical Co., Inc. (a)	15,653	237,613
New River Pharmaceuticals, Inc. (a)(d)	13,190	343,995
NitroMed, Inc. (a)(d)	19,202	56,070
Noven Pharmaceuticals, Inc. (a)	23,333	582,392
Nutrition 21, Inc. (a)(d)	16,280	34,676
Oxis International, Inc. (a)(d)	5,100	1,576
Pain Therapeutics, Inc. (a)(d)	28,510	230,931
Par Pharmaceutical Companies, Inc. (a)(d)	23,901	429,023
Penwest Pharmaceuticals Co. (a)(d)	18,669	334,175
Perrigo Co.	66,464	1,072,729
Pharmos Corp. (a)(d)	12,987	20,649
Pozen, Inc. (a)(d)	16,220	201,290
Questcor Pharmaceuticals, Inc. (a)(d)	47,623	83,340
Salix Pharmaceuticals Ltd. (a)(d)	26,208	351,449
Santarus, Inc. (a)(d)	45,220	362,664
Sciele Pharma, Inc. (a)(d)	19,421	339,868
SCOLR Pharma, Inc. (a)(d)	17,200	86,000
Sepracor, Inc. (a)	72,756	3,420,260
Somaxon Pharmaceuticals, Inc.	7,756	108,196
Spectrum Pharmaceuticals, Inc. (a)	284	1,082
SuperGen, Inc. (a)(d)	29,317	142,774
Valeant Pharmaceuticals International (d)	62,307	1,224,956
ViroPharma, Inc. (a)	43,086	539,006
Vivus, Inc. (a)(d)	59,578	222,226
Xenoport, Inc. (a)(d)	11,920	261,525
Zila, Inc. (a)(d)	11,602	33,994
		23,483,771
TOTAL HEALTH CARE		261,626,105
INDUSTRIALS - 11.8%
Aerospace & Defense - 1.0%
AAR Corp. (a)	23,060	514,469
Alliant Techsystems, Inc. (a)	25,222	1,929,231
Applied Signal Technology, Inc.	5,054	74,294
Argon ST, Inc. (a)(d)	10,954	281,737

	Shares	Value (Note 1)
Armor Holdings, Inc. (a)	21,957	$ 1,160,867
Astronics Corp. (a)	3,368	53,720
Aviall, Inc. (a)	20,518	979,940
BE Aerospace, Inc. (a)	51,706	1,233,705
Ceradyne, Inc. (a)(d)	15,383	677,929
CPI Aerostructures, Inc. (a)	1,677	7,379
Cubic Corp.	9,321	187,632
Curtiss-Wright Corp.	30,182	938,358
DRS Technologies, Inc.	27,467	1,136,310
Ducommun, Inc. (a)	2,048	35,492
DynCorp International, Inc. Class A	16,696	181,652
EDO Corp.	9,094	212,163
Essex Corp. (a)	13,719	204,139
Esterline Technologies Corp. (a)	16,508	578,275
Firearms Training Systems, Inc. Class A (a)(d)	32,643	33,949
GenCorp, Inc. (non-vtg.) (a)(d)	29,877	411,406
Heico Corp. Class A	19,833	537,078
Herley Industries, Inc. (a)	12,228	162,877
Hexcel Corp. (a)(d)	63,881	959,493
Innovative Solutions & Support, Inc. (a)	8,701	127,557
Ionatron, Inc. (a)(d)	15,916	97,565
Irvine Sensors Corp. (a)	390	581
K&F Industries Holdings, Inc.	18,051	338,998
Ladish Co., Inc. (a)	8,606	300,952
LMI Aerospace, Inc. (a)	5,920	107,862
Moog, Inc. Class A (a)	26,446	863,462
MTC Technologies, Inc. (a)	6,932	145,572
Orbital Sciences Corp. (a)	38,253	691,997
Pemco Aviation Group, Inc. (a)	664	5,279
Precision Castparts Corp.	89,540	5,232,718
Sypris Solutions, Inc.	8,306	72,511
Taser International, Inc. (a)(d)	47,928	372,401
Teledyne Technologies, Inc. (a)	25,523	978,552
The Allied Defense Group, Inc. (a)	1,497	28,428
Todd Shipyards Corp.	6,043	115,119
Triumph Group, Inc. (a)	9,892	434,852
TVI Corp. (a)	29,926	64,939
United Industrial Corp. (d)	7,610	409,951
		22,881,391
Air Freight & Logistics - 0.7%
ABX Air, Inc. (a)	44,456	246,731
AirNet Systems, Inc. (a)	400	1,272
Atlas Air Worldwide Holdings, Inc. (a)	9,234	405,650
C.H. Robinson Worldwide, Inc.	118,830	5,444,791
Dynamex, Inc. (a)	9,891	211,173
EGL, Inc. (a)	23,205	709,377
Expeditors International of Washington, Inc.	145,687	5,808,541
Forward Air Corp.	20,302	652,506
Hub Group, Inc. Class A	25,908	603,656
Pacer International, Inc.	28,317	779,567
Park-Ohio Holdings Corp. (a)	2,246	30,658
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Air Freight & Logistics - continued
UTI Worldwide, Inc.	54,071	$ 1,246,337
Velocity Express Corp. (a)	10	14
		16,140,273
Airlines - 0.5%
AirTran Holdings, Inc. (a)(d)	51,782	592,904
Alaska Air Group, Inc. (a)(d)	21,390	810,039
AMR Corp. (d)	134,229	2,771,829
Continental Airlines, Inc. Class B (a)(d)	63,676	1,597,631
ExpressJet Holdings, Inc. Class A (a)	34,207	239,107
Frontier Airlines Holdings, Inc. (a)(d)	24,186	167,851
Hawaiian Holdings, Inc. (a)	24,994	98,726
JetBlue Airways Corp. (a)(d)	104,787	1,073,019
MAIR Holdings, Inc. (a)(d)	10,106	51,237
Mesa Air Group, Inc. (a)(d)	31,372	247,839
Midwest Air Group, Inc. (a)(d)	2,199	15,085
Pinnacle Airlines Corp. (a)(d)	9,213	68,637
Republic Airways Holdings, Inc. (a)	27,249	434,349
SkyWest, Inc.	45,077	1,089,511
UAL Corp. (a)(d)	56,695	1,417,375
US Airways Group, Inc. (a)(d)	39,032	1,649,102
		12,324,241
Building Products - 0.4%
Aaon, Inc.	9,753	237,095
Advanced Environmental Recycling Technologies, Inc. Class A (a)	11,364	32,387
American Woodmark Corp.	10,570	333,272
Ameron International Corp.	7,159	502,132
Apogee Enterprises, Inc.	19,597	294,151
Armstrong Holdings, Inc. (a)(d)	17,029	3,746
Builders FirstSource, Inc.	13,109	199,257
ElkCorp	10,708	301,644
Goodman Global, Inc.	14,764	185,879
Griffon Corp. (a)	22,241	526,222
Insteel Industries, Inc.	8,390	174,848
International Aluminum Corp.	2,821	102,233
Jacuzzi Brands, Inc. (a)	56,255	558,050
Lennox International, Inc.	42,980	1,011,749
NCI Building Systems, Inc. (a)	15,395	836,564
PGT, Inc. (a)	8,670	127,883
PW Eagle, Inc. (d)	4,678	163,122
Quixote Corp.	10,799	182,719
Simpson Manufacturing Co. Ltd. (d)	23,400	616,590
Trex Co., Inc. (a)(d)	9,177	247,137
Universal Forest Products, Inc.	12,000	585,120
US Home Systems, Inc. (a)	1,441	13,762
USG Corp. (a)(d)	43,962	2,242,062
		9,477,624
Commercial Services & Supplies - 2.9%
A.T. Cross Co. Class A (a)	7,939	49,460
ABM Industries, Inc.	31,246	562,116

	Shares	Value (Note 1)
ACCO Brands Corp. (a)	30,274	$ 655,735
Adesa, Inc.	61,478	1,358,049
Administaff, Inc.	14,570	503,394
Advisory Board Co. (a)	12,699	645,363
American Ecology Corp.	11,952	232,227
American Reprographics Co. (a)	17,681	539,624
Amrep Corp. (d)	1,187	51,361
Angelica Corp.	3,181	56,049
APAC Customer Services, Inc. (a)	13,380	36,795
Aramark Corp. Class B	81,327	2,666,712
Banta Corp.	17,829	838,854
Barrett Business Services, Inc. (a)	6,200	125,798
Bowne & Co., Inc.	22,482	346,672
Brady Corp. Class A	29,785	1,137,787
Casella Waste Systems, Inc. Class A (a)	29,398	346,014
CBIZ, Inc. (a)(d)	38,465	300,027
CDI Corp.	6,472	135,588
Cendant Corp.	712,117	1,374,386
Central Parking Corp.	12,239	203,657
Cenveo, Inc. (a)	25,258	530,418
ChoicePoint, Inc. (a)	61,189	2,211,982
Clean Harbors, Inc.	8,911	372,391
Coinstar, Inc. (a)	24,128	633,360
Competitive Technologies, Inc. (a)	3,836	9,245
Comsys IT Partners, Inc. (a)	9,126	168,375
Consolidated Graphics, Inc. (a)	7,126	443,095
Copart, Inc. (a)	47,283	1,327,234
Cornell Companies, Inc. (a)(d)	2,994	52,814
Corporate Executive Board Co.	28,093	2,462,071
Corrections Corp. of America (a)(d)	27,233	1,711,322
CoStar Group, Inc. (a)	12,926	520,659
Covanta Holding Corp. (a)	71,138	1,464,731
CRA International, Inc. (a)	6,878	309,441
Deluxe Corp.	35,976	644,690
Diamond Management & Technology Consultants, Inc. (a)	15,755	146,679
Document Security Systems, Inc. (a)(d)	9,753	88,265
Dun & Bradstreet Corp. (a)	44,681	3,141,521
Ennis, Inc.	16,601	342,811
Evans Systems, Inc. (a)(d)	340	255
Exponent, Inc. (a)	8,808	135,291
First Advantage Corp. Class A (a)(d)	10,252	204,835
First Consulting Group, Inc. (a)	8,047	72,262
Food Technology Service, Inc. (a)	6,071	13,053
FTI Consulting, Inc. (a)	28,047	626,570
G&K Services, Inc. Class A	11,899	394,809
Global Cash Access Holdings, Inc.	28,182	434,848
GP Strategies Corp. (a)	6,690	48,503
Healthcare Services Group, Inc.	17,528	397,710
Heidrick & Struggles International, Inc. (a)	13,431	477,606
Herman Miller, Inc.	45,245	1,277,719
HNI Corp.	30,495	1,216,751
Hudson Highland Group, Inc. (a)	15,335	153,657
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Humitech International Group, Inc. (a)	75	$ 0
Huron Consulting Group, Inc. (a)	13,021	491,673
ICT Group, Inc. (a)	2,304	66,701
IHS, Inc. Class A	10,025	300,850
IKON Office Solutions, Inc.	81,546	1,162,031
Innotrac Corp. (a)	3,181	12,819
Integrated Alarm Services Group, Inc. (a)(d)	5,801	22,334
Intersections, Inc. (a)	3,842	36,307
John H. Harland Co.	16,990	634,746
Kaiser Ventures LLC Class A (a)	100	0
Kelly Services, Inc. Class A (non-vtg.)	11,483	313,601
Kenexa Corp. (a)	14,861	379,847
Kforce, Inc. (a)	23,628	290,861
Knoll, Inc.	27,379	488,168
Korn/Ferry International (a)	25,616	523,079
Labor Ready, Inc. (a)	33,824	579,405
Layne Christensen Co. (a)	9,628	291,921
Learning Tree International, Inc. (a)	4,772	35,885
LECG Corp. (a)	17,331	293,760
M&F Worldwide Corp. (a)	6,406	102,432
Mac-Gray Corp. (a)(d)	3,487	40,972
Manpower, Inc.	58,780	3,474,486
McGrath RentCorp.	16,329	372,301
Medialink Worldwide, Inc. (a)(d)	9,153	28,923
Mine Safety Appliances Co. (d)	19,063	675,783
Mobile Mini, Inc. (a)	22,852	615,176
Multi-Color Corp.	4,668	134,672
Nashua Corp. (a)	4,665	30,649
Navigant Consulting, Inc. (a)	36,353	715,791
NCO Group, Inc. (a)	17,519	458,998
Odyssey Marine Exploration, Inc. (a)	41,200	107,120
On Assignment, Inc. (a)	17,692	168,605
PeopleSupport, Inc. (a)	14,043	238,591
Perma-Fix Environmental Services, Inc. (a)(d)	8,161	18,444
PHH Corp. (a)	36,385	913,627
Pike Electric Corp. (a)	9,650	169,261
Protection One, Inc.	512	6,784
RCM Technologies, Inc. (a)	5,333	26,505
Refac (a)	11,600	63,916
Republic Services, Inc.	87,766	3,403,565
Resources Connection, Inc. (a)	34,896	851,462
Rollins, Inc.	23,114	490,941
Schawk, Inc. Class A	8,849	169,370
School Specialty, Inc. (a)(d)	14,123	504,615
Sirva, Inc. (a)(d)	9,936	30,106
SITEL Corp. (a)	43,010	129,030
Spherion Corp. (a)	38,741	289,395
Spherix, Inc. (a)	5,297	7,045
Standard Parking Corp. (a)	3,872	131,261

	Shares	Value (Note 1)
Standard Register Co.	11,044	$ 141,695
Steelcase, Inc. Class A	41,000	594,500
Stericycle, Inc. (a)	31,954	2,131,012
Synagro Technologies, Inc.	105,827	422,250
Team, Inc. (a)	5,770	138,595
TeamStaff, Inc. (a)(d)	6,456	8,393
Teletech Holdings, Inc. (a)	22,516	339,992
Tetra Tech, Inc. (a)	37,617	624,442
The Brink's Co.	30,033	1,710,980
The Geo Group, Inc. (a)	9,145	408,507
TRC Companies, Inc. (a)(d)	3,649	34,483
TRM Corp. (a)	4,518	13,102
U.S. Liquids, Inc. (a)	500	0
United Stationers, Inc. (a)	20,551	941,852
UTEK Corp. (d)	10,333	211,827
Venture Catalyst, Inc. (a)	4,800	11,952
Viad Corp.	15,820	560,503
Volt Information Sciences, Inc. (a)(d)	4,078	173,886
Waste Connections, Inc. (a)	32,293	1,187,414
Waste Industries USA, Inc.	5,309	125,770
Waterlink, Inc. (a)	13,000	3
Watson Wyatt Worldwide, Inc. Class A (d)	30,403	1,205,783
WCA Waste Corp. (a)	14,127	84,762
West Corp. (a)	17,905	862,663
Westaff, Inc. (a)	6,445	24,942
		66,453,763
Construction & Engineering - 0.7%
Comfort Systems USA, Inc.	30,009	391,017
EMCOR Group, Inc. (a)	19,076	1,057,573
ENGlobal Corp. (a)	5,236	36,495
Foster Wheeler Ltd. (a)	45,027	1,957,324
Granite Construction, Inc. (d)	25,803	1,384,331
Infrasource Services, Inc. (a)(d)	20,763	358,992
Insituform Technologies, Inc. Class A (a)	17,094	392,307
Integrated Electrical Services, Inc. (a)(d)	10,323	169,091
Jacobs Engineering Group, Inc. (a)	38,561	3,358,277
Michael Baker Corp. (a)	1,542	33,924
Modtech Holdings, Inc. (a)(d)	5,824	31,333
Perini Corp. (a)	13,679	327,886
Quanta Services, Inc. (a)(d)	71,622	1,269,858
Shaw Group, Inc. (a)	49,154	1,236,715
Sterling Construction Co., Inc. (a)	7,183	141,864
URS Corp. (a)	33,993	1,378,416
Washington Group International, Inc.	19,580	1,159,332
Xanser Corp. (a)	6,501	33,155
		14,717,890
Electrical Equipment - 1.0%
A.O. Smith Corp.	12,464	499,931
Active Power, Inc. (a)(d)	42,574	129,851
Acuity Brands, Inc.	30,364	1,297,454
American Superconductor Corp. (a)(d)	25,860	257,824
AMETEK, Inc.	48,356	2,073,505
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - continued
AML Communications, Inc. (a)	4,959	$ 4,215
AZZ, Inc. (a)	2,745	84,409
Baldor Electric Co.	25,620	758,608
Beacon Power Corp. (a)(d)	1,934	2,476
Belden CDT, Inc.	28,018	1,001,363
BTU International, Inc. (a)(d)	5,333	62,023
C&D Technologies, Inc.	10,479	83,308
Capstone Turbine Corp. (a)(d)	73,813	140,983
Digital Power Corp. (a)	4,959	6,695
Distributed Energy Systems Corp. (a)(d)	27,692	129,599
Encore Wire Corp. (a)(d)	10,750	403,770
Energy Conversion Devices, Inc. (a)(d)	23,714	831,176
EnerSys (a)	16,103	286,150
Evergreen Solar, Inc. (a)(d)	38,093	387,787
EXX, Inc. Class A (a)	3,975	12,124
Franklin Electric Co., Inc.	12,891	621,475
FuelCell Energy, Inc. (d)	37,064	361,003
General Cable Corp.	33,452	1,288,906
Genlyte Group, Inc. (a)(d)	18,419	1,206,997
Global Power Equipment Group, Inc. (a)(d)	12,875	28,583
GrafTech International Ltd. (a)	57,460	313,157
Hubbell, Inc. Class B	40,153	1,867,115
II-VI, Inc. (a)	14,906	314,069
LaBarge, Inc. (a)	3,526	37,905
Lamson & Sessions Co. (a)(d)	7,205	182,070
LSI Industries, Inc.	22,573	413,763
M-Wave, Inc. (a)	3,800	3,040
MagneTek, Inc. (a)	6,175	20,131
Medis Technologies Ltd. (a)(d)	17,535	351,226
Microfield Group, Inc. (a)(d)	20,770	46,733
Microvision, Inc. (a)(d)	4,959	6,447
Millennium Cell, Inc. (a)(d)	10,760	13,020
Peco II, Inc. (a)	2,700	3,672
Plug Power, Inc. (a)(d)	58,171	275,731
Powell Industries, Inc. (a)	3,555	78,246
Power-One, Inc. (a)	50,364	341,972
Preformed Line Products Co. (d)	2,387	89,154
Regal-Beloit Corp.	19,376	836,268
Roper Industries, Inc.	61,766	2,864,707
Superior Essex, Inc. (a)	17,936	640,495
Technology Research Corp.	3,139	13,686
Thomas & Betts Corp. (a)(d)	41,391	1,869,218
Ultralife Batteries, Inc. (a)(d)	14,770	145,189
UQM Technologies, Inc. (a)(d)	9,558	29,725
Valence Technology, Inc. (a)(d)	28,181	51,289
Vicor Corp.	14,143	177,636
Woodward Governor Co.	19,734	664,444
		23,610,323
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	21,097	1,803,794

	Shares	Value (Note 1)
McDermott International, Inc. (a)	72,602	$ 3,499,416
Raven Industries, Inc. (d)	9,493	265,139
Sequa Corp. Class A	4,681	429,716
Standex International Corp.	6,940	204,383
Teleflex, Inc.	27,548	1,537,454
Tredegar Corp.	22,613	373,115
Walter Industries, Inc. (d)	27,036	1,488,061
		9,601,078
Machinery - 2.6%
3D Systems Corp. (a)(d)	10,723	172,855
A.S.V., Inc. (a)(d)	11,508	176,878
Accuride Corp. (a)	12,530	136,702
Actuant Corp. Class A (d)	17,860	805,486
AGCO Corp. (a)(d)	59,085	1,468,262
Alamo Group, Inc.	3,665	83,379
Albany International Corp. Class A	19,056	665,436
American Railcar Industries, Inc.	6,226	188,586
American Science & Engineering, Inc. (a)(d)	6,072	279,069
Ampco-Pittsburgh Corp.	3,730	107,573
Astec Industries, Inc. (a)(d)	12,330	290,865
Axsys Technologies, Inc. (a)	2,806	46,523
Badger Meter, Inc.	7,904	206,848
Baldwin Technology Co., Inc. Class A (a)	3,555	18,095
Barnes Group, Inc.	24,778	406,855
Basin Water, Inc. (d)	5,840	46,545
Briggs & Stratton Corp.	32,859	924,981
Bucyrus International, Inc. Class A	23,599	1,218,416
Cascade Corp.	7,531	286,178
Catalytica Energy Systems, Inc. (a)	8,234	8,975
Chart Industries, Inc.	343	4,459
Circor International, Inc.	7,340	210,585
CLARCOR, Inc.	35,706	1,069,395
Columbus McKinnon Corp. (NY Shares) (a)	8,489	156,962
Commercial Vehicle Group, Inc. (a)	14,684	288,100
Crane Co.	34,943	1,397,021
Donaldson Co., Inc.	48,410	1,615,926
Dynamic Materials Corp.	7,896	288,757
Eastern Co.	4,969	107,579
EnPro Industries, Inc. (a)(d)	16,362	514,421
ESCO Technologies, Inc. (a)(d)	17,249	880,389
Federal Signal Corp.	41,599	649,360
Flanders Corp. (a)	10,793	108,470
Flow International Corp. (a)	32,121	422,712
Flowserve Corp. (a)	35,825	1,832,091
FreightCar America, Inc.	7,160	416,712
Gardner Denver, Inc. (a)	34,530	1,242,044
Gehl Co. (a)	7,751	202,301
Gorman-Rupp Co.	11,755	349,711
Graco, Inc.	44,763	1,692,041
Graham Corp.	4,038	75,107
Greenbrier Companies, Inc.	8,932	248,131
Hardinge, Inc.	3,618	55,211
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Harsco Corp. (d)	28,251	$ 2,247,650
Hirsch International Corp. Class A (a)	2,100	3,696
Hurco Companies, Inc. (a)	6,978	179,195
IDEX Corp.	33,643	1,412,670
JLG Industries, Inc.	71,426	1,247,098
Joy Global, Inc.	86,092	3,748,446
K-Tron International, Inc. (a)	2,734	158,572
Kadant, Inc. (a)	10,799	284,878
Kaydon Corp.	19,116	728,511
Kennametal, Inc.	25,600	1,350,144
Key Technology, Inc. (a)	2,697	33,173
L.B. Foster Co. Class A (a)	8,604	192,299
Lincoln Electric Holdings, Inc.	26,125	1,437,659
Lindsay Manufacturing Co.	9,496	270,826
Lydall, Inc. (a)	4,210	35,911
Manitowoc Co., Inc.	40,137	1,774,055
Met-Pro Corp.	6,581	83,908
Middleby Corp. (a)(d)	3,871	304,028
Milacron, Inc.	13,450	11,702
Miller Industries, Inc. (a)	8,914	159,917
Mueller Industries, Inc.	25,850	990,572
Mueller Water Products, Inc. Class A (d)	17,763	301,971
NACCO Industries, Inc. Class A	3,619	483,245
Nordson Corp.	21,411	857,296
Omega Flex, Inc. (a)(d)	3,426	84,965
Oshkosh Truck Co.	50,918	2,632,461
Paragon Technologies, Inc. (a)	1,565	12,364
Pentair, Inc.	67,535	2,019,297
Portec Rail Products, Inc.	5,406	54,168
RBC Bearings, Inc.	10,315	219,400
Robbins & Myers, Inc.	5,734	165,139
Spire Corp. (a)(d)	200	1,472
SPX Corp.	40,606	2,143,997
Sun Hydraulics Corp.	8,640	170,381
Tecumseh Products Co. Class A (non-vtg.) (a)	9,990	148,352
Tennant Co.	10,772	291,490
Terex Corp. (a)	69,526	3,054,277
The L.S. Starrett Co. Class A	5,190	72,401
Timken Co.	55,966	1,793,151
Titan International, Inc. (d)	8,031	141,506
Toro Co.	25,824	1,033,218
Trinity Industries, Inc.	55,946	1,866,359
TurboChef Technologies, Inc. (d)	7,368	74,343
Twin Disc, Inc.	3,578	124,157
Valmont Industries, Inc.	13,420	699,987
Wabash National Corp.	17,869	246,414
Wabtec Corp.	31,031	875,385
Watts Water Technologies, Inc. Class A	17,672	548,009
Wolverine Tube, Inc. (a)(d)	11,965	58,509
		58,194,616

	Shares	Value (Note 1)
Marine - 0.2%
Alexander & Baldwin, Inc.	32,141	$ 1,409,704
American Commercial Lines, Inc. (d)	17,773	933,083
Eagle Bulk Shipping, Inc. (d)	22,770	359,766
Excel Maritime Carriers Ltd. (a)(d)	14,221	164,395
Genco Shipping & Trading Ltd. (d)	11,502	252,239
Horizon Lines, Inc. Class A	12,681	202,008
International Shipholding Corp. (a)	4,464	55,354
Kirby Corp. (a)	34,517	1,012,384
		4,388,933
Road & Rail - 0.8%
AMERCO (a)	5,289	374,831
Arkansas Best Corp.	13,868	612,272
Celadon Group, Inc. (a)	16,572	307,079
Central Freight Lines, Inc. (a)(d)	4,722	9,255
Con-way, Inc.	34,755	1,663,027
Covenant Transport, Inc. Class A (a)	4,491	59,102
Dollar Thrifty Automotive Group, Inc. (a)	15,113	645,023
Florida East Coast Industries, Inc. Class A	16,017	871,645
Frozen Food Express Industries, Inc. (a)	4,026	30,155
Genesee & Wyoming, Inc. Class A (a)	26,422	657,644
Heartland Express, Inc.	38,621	621,026
J.B. Hunt Transport Services, Inc.	81,673	1,604,874
Kansas City Southern (d)	51,268	1,350,912
Knight Transportation, Inc.	33,740	579,991
Laidlaw International, Inc.	54,730	1,477,710
Landstar System, Inc.	39,434	1,683,832
Marten Transport Ltd. (a)	8,071	134,463
Old Dominion Freight Lines, Inc. (a)	23,057	735,979
P.A.M. Transportation Services, Inc. (a)	3,368	83,897
Patriot Transportation Holding, Inc. (a)(d)	534	35,847
Quality Distribution, Inc. (a)	6,526	94,562
RailAmerica, Inc. (a)	27,000	272,430
Saia, Inc.	10,643	327,272
Swift Transportation Co., Inc. (a)(d)	30,530	707,991
U.S. Xpress Enterprises, Inc. Class A (a)	6,026	125,522
Universal Truckload Services, Inc. (a)	5,000	138,000
USA Truck, Inc. (a)	4,594	76,582
Werner Enterprises, Inc.	39,778	737,086
YRC Worldwide, Inc. (a)	38,556	1,418,090
		17,436,099
Trading Companies & Distributors - 0.6%
Aceto Corp.	13,271	93,561
Applied Industrial Technologies, Inc.	27,844	629,553
Beacon Roofing Supply, Inc. (a)(d)	30,424	559,193
BlueLinx Corp.	14,464	152,884
Electro Rent Corp. (a)	14,337	230,969
Fastenal Co.	97,765	3,586,020
GATX Corp.	32,251	1,196,835
H&E Equipment Services, Inc.	8,988	234,317
Houston Wire & Cable Co.	6,301	130,998
Huttig Building Products, Inc. (a)	6,924	33,651
Interline Brands, Inc. (a)	21,315	533,728
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Kaman Corp.	14,710	$ 263,456
Lawson Products, Inc.	2,516	97,118
MSC Industrial Direct Co., Inc. Class A	30,643	1,206,108
NuCo2, Inc. (a)	10,939	298,088
Rush Enterprises, Inc. Class A (a)	13,800	241,500
TAL International Group, Inc.	13,278	311,502
TransDigm Group, Inc.	8,850	200,276
UAP Holding Corp.	21,052	438,513
United Rentals, Inc. (a)	42,014	910,023
Watsco, Inc.	16,421	721,539
WESCO International, Inc. (a)	31,487	1,841,990
Williams Scotsman International, Inc.	17,831	374,273
Willis Lease Finance Corp.	2,246	18,350
		14,304,445
Transportation Infrastructure - 0.0%
Interpool, Inc.	6,238	135,365
Macquarie Infrastructure Co. Trust	19,419	631,118
		766,483
TOTAL INDUSTRIALS		270,297,159
INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 1.3%
3Com Corp. (a)(d)	281,839	1,248,547
ACE*COMM Corp. (a)(d)	4,585	11,600
Adtran, Inc.	45,545	1,132,704
Airspan Networks, Inc. (a)	55,386	151,204
Alliance Fiber Optic Products, Inc. (a)	23,499	38,538
AltiGen Communications, Inc. (a)	1,965	2,967
American Access Technologies, Inc. (a)	3,100	3,968
Anaren, Inc. (a)	13,340	300,950
Applied Innovation, Inc. (a)	4,398	14,206
Arris Group, Inc. (a)	72,069	825,911
Avanex Corp. (a)(d)	102,664	180,689
Avici Systems, Inc. (a)(d)	5,006	43,402
Avocent Corp. (a)	39,482	1,193,541
Aware, Inc. (a)	10,854	55,790
Bel Fuse, Inc. Class B (non-vtg.)	8,174	302,193
Black Box Corp.	12,372	476,817
Blue Coat Systems, Inc. (a)	6,464	109,953
Bookham, Inc. (a)(d)	57,200	181,896
C-COR, Inc. (a)	39,930	317,444
Carrier Access Corp. (a)	8,499	76,661
Comarco, Inc. (a)	2,807	25,684
CommScope, Inc. (a)(d)	35,500	1,036,955
Communications Systems, Inc.	2,049	19,035
Comtech Telecommunications Corp. (a)	14,149	463,097
Digi International, Inc. (a)	20,366	270,053
Ditech Networks, Inc. (a)	24,840	218,840
Dycom Industries, Inc. (a)	26,769	542,072
EFJ, Inc. (a)	12,549	89,098

	Shares	Value (Note 1)
EMS Technologies, Inc. (a)	13,418	$ 245,281
Endwave Corp. (a)(d)	4,014	51,821
Entrada Networks, Inc. (a)	292	1
eOn Communications Corp. (a)	3,013	3,616
Extreme Networks, Inc. (a)	71,148	262,536
Ezenia!, Inc. (a)	2,900	6,554
F5 Networks, Inc. (a)	30,448	1,525,140
Finisar Corp. (a)(d)	162,977	604,645
Foundry Networks, Inc. (a)(d)	82,921	1,009,149
Glenayre Technologies, Inc. (a)	64,254	168,345
Globecomm Systems, Inc. (a)	1,591	10,930
Harmonic, Inc. (a)	45,500	282,555
Harris Corp.	91,514	4,019,295
Inter-Tel, Inc.	14,007	308,714
InterDigital Communication Corp. (a)(d)	38,688	1,285,602
ION Networks, Inc. (a)	12,500	1,125
ISCO International, Inc. (a)(d)	19,929	5,979
Ixia (a)	25,559	256,868
KVH Industries, Inc. (a)	19,517	234,204
Lantronix, Inc. (a)	17,964	28,203
Loral Space & Communications Ltd. (a)	8,569	220,223
Loral Space & Communications Ltd. (NY Shares) (a)	11,797	0
MasTec, Inc. (a)(d)	31,599	366,232
Microwave Filter Co., Inc.	3,836	4,987
MRV Communications, Inc. (a)(d)	62,152	154,758
NETGEAR, Inc. (a)	23,159	455,538
Network Engines, Inc. (a)(d)	9,093	16,095
Network Equipment Technologies, Inc. (a)	9,591	35,007
NMS Communications Corp. (a)	36,033	104,496
NumereX Corp. Class A (a)	4,959	45,375
Occam Networks, Inc. (a)	2,428	44,311
Oplink Communications, Inc. (a)	13,673	268,401
Optelecom Nkf, Inc. (a)(d)	1,053	9,309
Optical Cable Corp. (a)	1,228	6,521
Optical Cable Corp. warrants 10/24/07 (a)	1,083	2,479
Optical Communication Products, Inc. (a)(d)	7,672	15,344
Packeteer, Inc. (a)	20,916	210,206
Parkervision, Inc. (a)(d)	17,166	105,914
PC-Tel, Inc. (a)	22,837	240,474
Pegasus Wireless Corp. (a)(d)	43,100	147,833
Pegasus Wireless Corp. warrants 8/11/06 (a)	4,310	7,285
Performance Technologies, Inc. (a)	4,304	30,128
Plantronics, Inc. (d)	29,494	528,532
Polycom, Inc. (a)	57,034	1,356,839
Powerwave Technologies, Inc. (a)(d)	71,463	541,690
Radyne Corp. (a)	20,583	251,524
Redback Networks, Inc. (a)	43,566	812,070
SafeNet, Inc. (a)(d)	15,786	296,777
SCM Microsystems, Inc. (a)(d)	4,117	12,104
SeaChange International, Inc. (a)	14,511	122,618
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Sirenza Microdevices, Inc. (a)(d)	30,536	$ 283,069
Sonus Networks, Inc. (a)(d)	163,010	792,229
SpectraLink Corp.	7,222	63,409
Stratex Networks, Inc. (a)	60,182	219,664
Stratos International, Inc. (a)	2,179	13,597
Sycamore Networks, Inc. (a)(d)	132,666	486,884
Symmetricom, Inc. (a)	36,266	270,544
Tekelec (a)(d)	39,792	529,234
Telkonet, Inc. (a)(d)	34,540	106,038
Telular Corp. (a)	4,093	8,186
Terabeam, Inc. (a)(d)	2,250	4,073
Tollgrade Communications, Inc. (a)	3,530	32,300
Tut Systems, Inc. (a)(d)	5,838	6,714
UTStarcom, Inc. (a)(d)	68,749	564,429
Veramark Technologies, Inc. (a)	1,700	850
ViaSat, Inc. (a)(d)	16,686	451,356
Vyyo, Inc. (a)(d)	7,423	38,674
Wave Wireless Corp. (a)	40	1
Wegener Corp. (a)	11,602	14,967
Westell Technologies, Inc. Class A (a)	23,209	63,593
Wi-Tron, Inc. (a)	2,500	875
WJ Communications, Inc. (a)	17,073	29,195
Zhone Technologies, Inc. (a)(d)	48,510	78,586
		30,115,915
Computers & Peripherals - 1.1%
ActivIdentity Corp. (a)	30,377	150,366
Adaptec, Inc. (a)	97,213	400,518
Ampex Corp. Class A (a)	1,884	29,956
Avid Technology, Inc. (a)(d)	29,960	1,193,307
Brocade Communications Systems, Inc. (a)(d)	194,059	1,203,166
Concurrent Computer Corp. (a)	79,110	121,829
CopyTele, Inc. (a)(d)	16,655	11,325
Cray, Inc. (a)	13,668	174,267
Datalink Corp. (a)	2,058	17,205
Dataram Corp.	3,649	16,822
Diebold, Inc.	49,507	2,074,838
Dot Hill Systems Corp. (a)	30,475	108,491
Electronics for Imaging, Inc. (a)	37,898	873,170
Emulex Corp. (a)(d)	57,125	989,405
Exabyte Corp. (a)	814	24
FOCUS Enhancements, Inc. (a)	7,672	7,979
Gateway, Inc. (a)	150,000	300,000
Hauppauge Digital, Inc. (a)(d)	4,117	17,827
HEI, Inc. (a)(d)	3,368	9,026
Hutchinson Technology, Inc. (a)(d)	15,974	329,703
Hypercom Corp. (a)	33,443	312,358
iCAD, Inc. (a)	5,579	7,811
Imation Corp.	27,600	1,093,788
Immersion Corp. (a)	12,108	71,437
InFocus Corp. (a)	16,952	45,770

	Shares	Value (Note 1)
Innovex, Inc. (a)	4,552	$ 12,108
Intermec, Inc. (a)(d)	32,972	987,841
Interphase Corp. (a)	2,203	19,783
Iomega Corp. (a)	46,398	130,842
Komag, Inc. (a)(d)	19,044	684,822
LaserCard Corp. (a)	11,480	114,111
McDATA Corp. Class A (a)(d)	112,268	481,630
Mobility Electronics, Inc. (a)(d)	18,109	117,527
MTI Technology Corp. (a)(d)	9,637	9,637
Neoware Systems, Inc. (a)(d)	14,217	183,399
Novatel Wireless, Inc. (a)(d)	18,380	204,937
Overland Storage, Inc. (a)	6,049	43,008
Palm, Inc. (a)	59,978	873,280
Presstek, Inc. (a)(d)	19,299	158,445
Printronix, Inc.	1,310	16,991
Qualstar Corp. (a)	2,735	8,068
Quantum Corp. (a)	114,189	252,358
Rackable Systems, Inc. (a)	16,069	446,075
Rimage Corp. (a)	10,658	250,037
Seagate Technology (d)	353,284	7,860,569
SimpleTech, Inc. (a)	16,223	114,048
Socket Communications, Inc. (a)	8,047	9,415
Stratasys, Inc. (a)(d)	8,706	207,986
Synaptics, Inc. (a)(d)	20,063	507,393
Transact Technologies, Inc. (a)(d)	2,830	25,046
ViewCast.com, Inc. (a)	10,386	1,662
VPGI Corp. (a)	1,500	75
Western Digital Corp. (a)	146,253	2,676,430
Zoom Technologies, Inc. (a)	5,240	4,873
		25,962,784
Electronic Equipment & Instruments - 2.0%
Acacia Research Corp. - Acacia Technologies (a)	24,810	266,956
Advanced Photonix, Inc. Class A (a)(d)	11,134	22,157
Aeroflex, Inc. (a)	53,481	557,272
Aetrium, Inc. (a)	100	480
Agilysys, Inc.	17,133	231,638
Allied Motion Technologies, Inc. (a)	3,555	16,673
American Technical Ceramics Corp. (a)	2,713	35,405
American Technology Corp. (a)(d)	2,713	8,437
Amphenol Corp. Class A	62,655	3,600,783
Anixter International, Inc.	23,502	1,280,624
APA Enterprises, Inc. (a)	3,836	5,562
Arrow Electronics, Inc. (a)	82,407	2,299,155
Avnet, Inc. (a)(d)	95,195	1,862,014
AVX Corp.	37,968	630,648
Axcess, Inc. (a)(d)	6,529	7,182
Bell Industries, Inc. (a)	7,298	21,091
Bell Microproducts, Inc. (a)	21,017	102,563
Benchmark Electronics, Inc. (a)	47,341	1,180,685
Brightpoint, Inc. (a)	30,950	515,008
CalAmp Corp. (a)	25,303	170,289
Cash Technologies, Inc. (a)	2,900	3,741
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
CDW Corp. (d)	44,362	$ 2,586,305
Checkpoint Systems, Inc. (a)	23,666	429,538
Chyron Corp. (a)(d)	7,000	6,930
Cogent, Inc. (a)(d)	23,674	338,065
Cognex Corp.	26,826	684,868
Coherent, Inc. (a)	25,857	937,575
Color Kinetics, Inc. (a)	4,701	78,272
CPI International, Inc.	8,558	107,831
CTS Corp.	29,802	438,089
CyberOptics Corp. (a)	1,204	15,736
Daktronics, Inc.	21,724	453,380
DDi Corp. (a)(d)	20,393	165,387
Digital Angel Corp. (a)(d)	7,990	21,174
Dolby Laboratories, Inc. Class A (a)	25,320	549,191
DTS, Inc. (a)	10,547	193,854
Echelon Corp. (a)(d)	15,261	134,449
Electro Scientific Industries, Inc. (a)	15,506	308,724
eMagin Corp. (a)(d)	28,133	10,128
En Pointe Technologies, Inc. (a)	2,994	7,904
Excel Technology, Inc. (a)	11,164	326,882
FARO Technologies, Inc. (a)(d)	4,015	70,704
FLIR Systems, Inc. (a)(d)	45,842	1,269,823
Frequency Electronics, Inc.	1,170	14,040
Gerber Scientific, Inc. (a)	18,124	279,472
Giga-Tronics, Inc. (a)	4,585	6,832
Global Imaging Systems, Inc. (a)	35,808	785,269
GTSI Corp. (a)	3,743	30,655
I. D. Systems Inc. (a)(d)	11,645	258,752
Ingram Micro, Inc. Class A (a)	101,936	1,834,848
InPlay Technologies, Inc. (a)	4,023	6,557
Insight Enterprises, Inc. (a)	30,700	552,907
Intelli-Check, Inc. (a)(d)	1,429	8,788
International DisplayWorks, Inc. (a)(d)	42,589	249,146
Iteris, Inc. (a)	4,304	10,760
Itron, Inc. (a)(d)	15,928	891,649
Jaco Electronics, Inc. (a)	3,836	12,736
Keithley Instruments, Inc.	4,405	49,821
KEMET Corp. (a)	50,913	419,014
L-1 Identity Solutions, Inc.	35,266	532,164
LeCroy Corp. (a)	12,897	165,726
LightPath Technologies, Inc. Class A (a)(d)	1,150	4,186
Littelfuse, Inc. (a)	18,342	662,330
LoJack Corp. (a)	11,896	248,388
M-Flex Electronix, Inc. (a)(d)	6,965	157,270
Maxwell Technologies, Inc. (a)(d)	10,739	211,988
MDI, Inc. (a)(d)	7,859	4,637
Measurement Specialties, Inc. (a)	7,492	150,889
Mechanical Technology, Inc. (a)	9,637	21,009
Mercury Computer Systems, Inc. (a)	13,741	170,663
Merix Corp. (a)(d)	15,740	190,926
Mesa Laboratories, Inc.	4,207	73,749

	Shares	Value (Note 1)
Methode Electronics, Inc. Class A	31,984	$ 253,953
Metrologic Instruments, Inc. (a)(d)	6,046	97,582
Micronetics, Inc. (a)	3,743	34,398
MSGI Security Solutions, Inc. (a)	58	68
MTS Systems Corp.	14,636	491,331
Napco Security Systems, Inc. (a)(d)	17,472	169,304
National Instruments Corp.	34,153	948,087
Newport Corp. (a)	24,770	436,695
NU Horizons Electronics Corp. (a)	14,521	203,294
OSI Systems, Inc. (a)(d)	6,635	130,643
OYO Geospace Corp. (a)	3,097	186,408
Par Technology Corp. (a)	6,450	59,727
Park Electrochemical Corp.	13,110	342,171
Paxar Corp. (a)	24,171	470,609
PC Connection, Inc. (a)(d)	6,035	48,944
Pemstar, Inc. (a)	10,011	38,242
Perceptron, Inc. (a)	2,600	20,774
PFSweb, Inc. (a)	13,371	10,432
Photon Dynamics, Inc. (a)	10,818	145,286
Planar Systems, Inc. (a)(d)	18,106	177,982
Plexus Corp. (a)	28,206	559,043
RadiSys Corp. (a)	13,283	314,409
RAE Systems, Inc. (a)(d)	46,052	139,077
Research Frontiers, Inc. (a)(d)	3,836	16,111
RF Industries Ltd. (a)	2,339	12,397
RF Monolithics, Inc. (a)	3,462	21,430
Richardson Electronics Ltd.	33,307	274,450
Rofin-Sinar Technologies, Inc. (a)	11,467	627,933
Rogers Corp. (a)	14,684	851,966
Satcon Technology Corp. (a)(d)	5,988	7,305
ScanSource, Inc. (a)	23,128	717,893
Sigmatron International, Inc. (a)	762	6,431
Smart Modular Tech WWH, Inc.	4,633	45,867
Somera Communications, Inc. (a)	1,356	6,224
Spatializer Audio Labs, Inc. (a)	12,700	178
Spectrum Control, Inc. (a)	4,200	43,260
Staktek Holdings, Inc. (a)	7,258	38,830
StockerYale, Inc. (a)(d)	2,400	2,400
Sunpower Corp. Class A (d)	10,604	339,964
Suntron Corp. (a)	13,394	16,743
SYNNEX Corp. (a)	5,731	127,400
Tech Data Corp. (a)	39,157	1,366,188
Technitrol, Inc.	22,567	638,872
Trimble Navigation Ltd. (a)	37,821	1,852,094
TTM Technologies, Inc. (a)	27,980	359,823
Universal Display Corp. (a)(d)	22,490	238,619
Vishay Intertechnology, Inc. (a)	118,495	1,660,115
X-Rite, Inc.	20,571	182,876
Zomax, Inc. (a)	12,351	24,949
Zones, Inc. (a)	3,275	27,281
Zygo Corp. (a)	13,142	174,920
		44,919,321
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.1%
24/7 Real Media, Inc. (a)	33,049	$ 300,085
Access Integrated Technologies, Inc. Class A (a)(d)	12,538	113,344
Akamai Technologies, Inc. (a)	106,258	4,165,314
aQuantive, Inc. (a)	43,794	1,086,091
Ariba, Inc. (a)	46,753	387,115
Art Technology Group, Inc. (a)	80,342	220,137
Autobytel, Inc. (a)	12,311	34,471
Bankrate, Inc. (a)(d)	6,081	172,822
Chordiant Software, Inc. (a)	58,922	157,322
Click Commerce, Inc. (a)(d)	5,741	105,118
CMGI, Inc. (a)(d)	277,855	308,419
CNET Networks, Inc. (a)	84,746	799,155
Communication Intelligence Corp. (a)(d)	7,900	2,449
Corillian Corp. (a)	13,730	36,247
CyberSource Corp. (a)	17,560	192,282
DealerTrack Holdings, Inc.	12,600	274,050
deltathree, Inc. (a)	4,398	7,872
Digital Insight Corp. (a)	22,330	580,803
Digital River, Inc. (a)(d)	27,942	1,356,305
Digitas, Inc. (a)	54,916	490,949
DSL.net, Inc. (a)	12,818	615
Dynabazaar, Inc. (a)	5,600	1,882
EarthLink, Inc. (a)	91,605	673,297
eCollege.com (a)(d)	12,145	150,841
EDGAR Online, Inc. (a)	3,836	14,500
eGain Communications Corp. (a)	1,156	1,272
Elcom International, Inc. (a)	6,500	715
Entrust, Inc. (a)	55,731	197,288
Equinix, Inc. (a)(d)	18,262	1,053,170
Firstwave Technologies, Inc. (a)(d)	1,123	2,392
GlobeTel Communications Corp. (a)(d)	41,174	20,587
Globix Corp. (a)	62,474	301,125
Goldleaf Financial Solutions, Inc. (a)	2,038	2,894
Greenfield Online, Inc. (a)	7,300	67,306
Hyperfeed Technologies, Inc. (a)(d)	702	604
I-Many, Inc. (a)	9,263	18,248
iBasis, Inc. (a)	3,274	27,698
iMergent, Inc. (a)(d)	3,575	46,153
InfoSpace, Inc. (a)	23,418	520,582
Innodata Isogen, Inc. (a)	7,485	13,473
InsWeb Corp. (a)	283	617
Internap Network Services Corp. (a)(d)	25,785	308,131
Internet America, Inc. (a)	6,082	1,764
Internet Capital Group, Inc. (a)	26,835	241,515
Internet Commerce Corp. Class A (a)(d)	3,400	11,832
Interwoven, Inc. (a)	29,600	324,712
iPass, Inc. (a)(d)	28,602	130,425
j2 Global Communications, Inc. (a)(d)	31,890	801,396
Jupiter Media Metrix, Inc. (a)	14,700	0
Jupitermedia Corp. (a)(d)	11,806	84,295

	Shares	Value (Note 1)
Keynote Systems, Inc. (a)	6,393	$ 67,958
Kintera, Inc. (a)(d)	6,752	10,601
Liquidity Services, Inc.	9,772	115,114
LivePerson, Inc. (a)	14,420	74,984
LookSmart Ltd. (a)	5,164	12,445
LoopNet, Inc. (d)	7,669	100,080
LQ Corp., Inc. (a)	1,092	1,496
Marchex, Inc. Class B	16,526	271,357
MIVA, Inc. (a)	10,274	26,610
NaviSite, Inc. (a)(d)	8,077	30,693
Neomedia Technologies, Inc. (a)	5,500	726
NetRatings, Inc. (a)	5,877	88,096
NIC, Inc. (a)	30,079	157,313
On2.Com, Inc. (a)(d)	12,070	7,966
Online Resources Corp. (a)	15,282	162,448
Onstream Media Corp. (a)(d)	1,100	682
Onvia.com, Inc. (a)(d)	1,133	5,642
Openwave Systems, Inc. (a)(d)	56,185	454,537
Optio Software, Inc. (a)	3,200	4,320
Perficient, Inc. (a)	13,219	178,457
PlanetOut, Inc. (a)(d)	12,610	53,845
Prescient Applied Intel, Inc. (a)	150	11
RealNetworks, Inc. (a)	82,492	909,887
S1 Corp. (a)	35,549	180,944
Saba Software, Inc. (a)	4,717	24,953
Salon Media Group, Inc. (a)	4,600	690
SAVVIS, Inc. (a)(d)	8,635	215,961
Selectica, Inc. (a)	7,017	16,630
SonicWALL, Inc. (a)	42,946	440,626
Stellent, Inc.	18,656	199,806
Supportsoft, Inc. (a)	17,744	70,621
Synergy Brands, Inc. (a)	515	515
Terremark Worldwide, Inc. (a)(d)	17,735	95,060
The Knot, Inc. (a)	4,092	71,283
The Sedona Corp. (a)	8,300	2,158
TheStreet.com, Inc.	12,520	134,715
Travelzoo, Inc. (a)(d)	1,369	40,687
Tumbleweed Communications Corp. (a)	13,941	38,617
United Online, Inc.	46,002	527,643
US Dataworks, Inc. (a)	4,512	2,527
ValueClick, Inc. (a)	75,585	1,334,075
VCampus Corp. (a)(d)	380	118
Vignette Corp. (a)	18,250	252,398
VitalStream Holdings, Inc. (a)(d)	8,341	81,325
Vitria Technology, Inc. (a)	7,321	18,815
Vocus, Inc.	5,876	78,621
Web.com, Inc. (a)	4,656	19,974
Webb Interactive Services, Inc. (a)	4,865	341
WebEx Communications, Inc. (a)	29,041	1,036,764
webMethods, Inc. (a)	32,537	256,717
Websense, Inc. (a)	35,854	741,102
WebSideStory, Inc. (a)(d)	7,965	100,917
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
WorldGate Communications, Inc. (a)(d)	10,573	$ 17,234
Zix Corp. (a)(d)	12,791	11,256
		24,558,040
IT Services - 2.6%
Accenture Ltd. Class A	389,413	11,549,990
Acxiom Corp.	52,492	1,275,031
Affinity Technology Group, Inc. (a)	12,100	4,840
Alliance Data Systems Corp. (a)	46,654	2,357,893
Analysts International Corp. (a)	9,684	21,208
Answerthink, Inc. (a)	44,735	127,495
Applied Digital Solutions, Inc. (a)(d)	41,642	73,290
BearingPoint, Inc. (a)(d)	130,456	1,090,612
CACI International, Inc. Class A (a)	19,638	1,041,992
Carreker Corp. (a)	6,269	41,062
Cass Information Systems, Inc.	3,000	159,240
Ceridian Corp. (a)	99,473	2,374,421
CheckFree Corp. (a)(d)	50,459	1,806,432
Ciber, Inc. (a)	29,128	192,536
Cognizant Technology Solutions Corp. Class A (a)	96,763	6,764,701
Computer Horizons Corp. (a)	7,299	32,481
Computer Task Group, Inc. (a)	11,529	39,429
Covansys Corp. (a)	8,731	149,824
CSG Systems International, Inc. (a)	30,734	827,359
CSP, Inc. (a)	3,555	28,724
Direct Insite Corp. (a)	53	13
DST Systems, Inc. (a)(d)	37,995	2,242,845
DynTek, Inc. (a)	804	109
Edgewater Technology, Inc. (a)	4,972	28,688
eFunds Corp. (a)	29,430	683,365
Electronic Clearing House, Inc. (a)	3,439	53,305
eLoyalty Corp.	4,341	70,368
Enherent Corp. (a)	8,200	656
ePresence, Inc. (a)	5,520	0
Euronet Worldwide, Inc. (a)	21,645	525,974
Fidelity National Information Services, Inc.	64,099	2,348,587
Forrester Research, Inc. (a)	8,617	254,374
Gartner, Inc. Class A (a)	50,602	788,885
Gevity HR, Inc. (d)	18,970	487,719
Global Payments, Inc.	52,585	2,000,859
Heartland Payment Systems, Inc.	13,322	359,827
Hewitt Associates, Inc. Class A (a)	67,816	1,523,826
iGate Corp. (a)	13,687	64,876
Indus International, Inc. (a)	18,393	37,706
Infocrossing, Inc. (a)(d)	13,968	167,337
Inforte Corp. (a)	1,679	6,901
infoUSA, Inc.	35,867	296,261
Integral Systems, Inc.	10,707	336,628
Iron Mountain, Inc. (a)(d)	81,011	3,320,641
Kanbay International, Inc. (a)(d)	21,649	400,723

	Shares	Value (Note 1)
Keane, Inc. (a)	32,173	$ 498,038
Lightbridge, Inc. (a)	25,032	297,881
Lionbridge Technologies, Inc. (a)	30,073	214,120
ManTech International Corp. Class A (a)	9,479	288,541
Mastercard, Inc. Class A (d)	41,383	2,313,310
Maximus, Inc.	16,744	445,725
MoneyGram International, Inc.	56,371	1,770,049
MPS Group, Inc. (a)	66,751	938,519
MTM Technologies, Inc. (a)(d)	1,200	3,300
New Century Equity Holdings Corp.	5,500	1,183
Perot Systems Corp. Class A (a)	64,375	924,425
Rainmaker Systems, Inc. (a)	6,480	35,510
RightNow Technologies, Inc. (a)	7,620	117,043
Safeguard Scientifics, Inc. (a)	102,664	202,248
Sapient Corp. (a)(d)	43,233	210,545
Science Dynamics Corp. (a)	3,000	207
SI International, Inc. (a)	11,360	328,190
SM&A (a)	4,117	25,361
SRA International, Inc. Class A (a)	25,928	726,243
StarTek, Inc.	4,563	51,881
Storage Engine, Inc. (a)	500	2
Sykes Enterprises, Inc. (a)	17,836	358,682
Syntel, Inc.	10,172	222,869
TALX Corp.	20,346	502,546
Technology Solutions Co. (a)	479	4,201
TechTeam Global, Inc. (a)	6,114	47,384
The BISYS Group, Inc. (a)	84,801	872,602
The Management Network Group, Inc. (a)(d)	14,649	24,024
TNS, Inc. (a)	18,791	298,025
Total System Services, Inc. (d)	25,931	578,002
TSR, Inc.	4,079	16,642
Tyler Technologies, Inc. (a)	26,754	349,942
VeriFone Holdings, Inc. (a)	27,685	640,908
WidePoint Corp. (a)	5,600	16,554
Wright Express Corp. (a)	24,656	663,246
Zanett, Inc. (a)(d)	5,579	10,544
		59,957,525
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	48,241	1,632,475
Semiconductors & Semiconductor Equipment - 3.0%
8X8, Inc. (a)(d)	9,978	9,878
Actel Corp. (a)	16,843	261,403
ADE Corp. (a)	6,152	197,910
Advanced Analogic Technologies, Inc.	26,029	247,796
Advanced Energy Industries, Inc. (a)	23,751	341,302
Agere Systems, Inc. (a)	130,327	1,986,183
Alliance Semiconductor Corp. (a)	9,169	28,149
AMIS Holdings, Inc. (a)	34,638	315,552
Amkor Technology, Inc. (a)	72,041	408,472
Amtech Systems, Inc. (a)	4,491	30,853
ANADIGICS, Inc. (a)	45,575	339,990
Applied Micro Circuits Corp. (a)	200,000	546,000
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Asyst Technologies, Inc. (a)	35,628	$ 266,854
Atheros Communications, Inc. (a)(d)	33,984	552,920
Atmel Corp. (a)(d)	293,463	1,693,282
ATMI, Inc. (a)	25,660	740,804
Axcelis Technologies, Inc. (a)	73,491	462,258
AXT, Inc. (a)	6,269	20,750
Brooks Automation, Inc. (a)	50,058	695,806
Cabot Microelectronics Corp. (a)	20,422	642,068
California Micro Devices Corp. (a)	4,585	20,266
Catalyst Semiconductor, Inc. (a)	7,298	25,981
Centillium Communications, Inc. (a)(d)	7,672	15,114
Ceva, Inc. (a)(d)	16,486	93,640
Cirrus Logic, Inc. (a)	48,818	357,348
Cohu, Inc.	13,557	227,351
Conexant Systems, Inc. (a)	331,824	683,557
Credence Systems Corp. (a)	83,523	211,313
Cree, Inc. (a)(d)	49,684	925,116
Cymer, Inc. (a)	25,824	1,062,658
Cypress Semiconductor Corp. (a)(d)	90,727	1,418,970
Diodes, Inc. (a)	13,974	523,187
DSP Group, Inc. (a)	22,414	548,471
Eagle Test Systems, Inc.	5,799	97,307
Electroglas, Inc. (a)	6,456	17,625
EMCORE Corp. (a)(d)	28,611	216,013
Entegris, Inc. (a)(d)	90,469	982,493
ESS Technology, Inc. (a)(d)	12,644	16,437
Exar Corp. (a)	26,161	365,731
Fairchild Semiconductor International, Inc. (a)	79,040	1,425,091
FEI Co. (a)	17,910	371,812
FormFactor, Inc. (a)	28,672	1,383,711
FSI International, Inc. (a)	31,373	181,963
Genesis Microchip, Inc. (a)(d)	29,121	376,243
Hi/fn, Inc. (a)	3,346	17,500
Hittite Microwave Corp. (a)	9,875	446,153
Ibis Technology Corp. (a)(d)	5,001	14,103
Ikanos Communications, Inc.	13,860	176,854
Integrated Device Technology, Inc. (a)	132,595	2,284,612
Integrated Silicon Solution, Inc. (a)	13,777	71,778
International Rectifier Corp. (a)	46,599	1,644,945
Intersil Corp. Class A	103,203	2,616,196
Intevac, Inc. (a)	13,428	225,590
IXYS Corp. (a)	8,168	71,715
JMAR Technologies, Inc. (a)(d)	5,707	2,854
Kopin Corp. (a)	52,672	197,520
Kulicke & Soffa Industries, Inc. (a)	33,480	263,488
Lam Research Corp. (a)	96,050	4,109,980
Lattice Semiconductor Corp. (a)	91,737	671,515
Leadis Technology, Inc. (a)	8,107	32,752
Logic Devices, Inc. (a)(d)	8,982	18,772
LogicVision, Inc. (a)	5,047	6,612

	Shares	Value (Note 1)
LTX Corp. (a)	39,917	$ 202,379
Marvell Technology Group Ltd. (a)	318,550	5,577,811
Mattson Technology, Inc. (a)	29,860	233,804
MEMC Electronic Materials, Inc. (a)	101,509	3,926,368
Micrel, Inc. (a)	36,567	366,401
Micro Component Technology, Inc. (a)	6,643	1,926
Micro Linear Corp. (a)	7,672	24,934
Microchip Technology, Inc.	152,789	5,219,272
Microsemi Corp. (a)	43,877	1,218,464
Microtune, Inc. (a)	62,874	378,501
Mindspeed Technologies, Inc. (a)(d)	73,473	140,333
MIPS Technologies, Inc. (a)	19,049	132,581
MKS Instruments, Inc. (a)	24,430	510,343
Monolithic Power Systems, Inc. (a)	10,222	92,611
MoSys, Inc. (d)	8,011	54,395
Nanometrics, Inc. (a)	3,555	37,647
NeoMagic Corp. (a)(d)	2,507	6,719
Netlogic Microsystems, Inc. (a)(d)	13,596	401,218
Nextest Systems Corp.	6,129	96,409
NVE Corp. (a)(d)	1,357	39,190
Omnivision Technologies, Inc. (a)(d)	35,986	597,368
ON Semiconductor Corp. (a)	108,423	651,622
PDF Solutions, Inc. (a)	12,368	160,289
Pericom Semiconductor Corp. (a)	12,297	114,362
Photronics, Inc. (a)	23,121	335,486
Pixelworks, Inc. (a)	25,246	61,600
PLX Technology, Inc. (a)(d)	18,777	201,289
PortalPlayer, Inc. (a)	16,244	197,527
QuickLogic Corp. (a)	5,545	15,415
Rambus, Inc. (a)(d)	61,997	983,892
Ramtron International Corp. (a)	4,828	11,829
RF Micro Devices, Inc. (a)	134,760	892,111
Rudolph Technologies, Inc. (a)	23,492	420,507
Semitool, Inc. (a)	27,663	302,080
Semtech Corp. (a)	50,005	653,565
Sigma Designs, Inc. (a)(d)	21,853	305,286
SigmaTel, Inc. (a)	11,892	58,033
Silicon Image, Inc. (a)	58,674	681,205
Silicon Laboratories, Inc. (a)	36,583	1,290,282
Silicon Storage Technology, Inc. (a)	69,338	291,220
SiRF Technology Holdings, Inc. (a)(d)	34,956	920,391
Skyworks Solutions, Inc. (a)	97,386	450,897
Spansion, Inc. Class A	35,992	618,702
SRS Labs, Inc. (a)	2,620	12,917
Standard Microsystems Corp. (a)	13,643	382,959
Supertex, Inc. (a)(d)	7,135	252,365
Tegal Corp. (a)(d)	888	3,721
Tessera Technologies, Inc. (a)	30,782	1,012,728
Therma-Wave, Inc. (a)(d)	6,802	8,094
Transmeta Corp. (a)(d)	131,909	155,653
Transwitch Corp. (a)	129,236	230,040
Trident Microsystems, Inc. (a)	42,621	879,271
TriQuint Semiconductor, Inc. (a)	87,741	432,563
Ultra Clean Holdings, Inc. (a)	19,832	189,396
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Ultratech, Inc. (a)	14,773	$ 216,129
Varian Semiconductor Equipment Associates, Inc. (a)(d)	38,470	1,358,376
Veeco Instruments, Inc. (a)	16,440	402,122
Virage Logic Corp. (a)	6,362	52,868
Volterra Semiconductor Corp. (a)(d)	14,179	213,819
White Electronic Designs Corp. (a)	5,571	27,409
Zilog, Inc. (a)	8,368	29,455
Zoran Corp. (a)	30,773	548,375
		69,493,091
Software - 2.6%
Activision, Inc. (a)	187,860	2,423,394
Actuate Corp. (a)	49,006	185,243
Adept Technology, Inc. (a)	1,291	19,494
Advent Software, Inc. (a)	17,829	583,900
Agile Software Corp. (a)	31,777	183,353
Altiris, Inc. (a)	18,172	410,687
American Software, Inc. Class A	22,733	140,263
Analytical Surveys, Inc. (a)	240	146
Ansoft Corp. (a)	10,234	246,025
Ansys, Inc. (a)	22,799	1,065,625
Applix, Inc. (a)	3,275	26,560
ARI Network Services, Inc. (a)	2,620	5,371
Aspen Technology, Inc. (a)(d)	31,641	353,114
Atari, Inc. (a)	40,661	28,056
Authentidate Holding Corp. (a)	8,307	17,528
Avatech Solutions, Inc. (a)	735	1,257
AXS-One, Inc. (a)	5,614	6,456
BEA Systems, Inc. (a)	271,449	3,726,995
Bitstream, Inc. Class A (a)	3,682	26,805
Blackbaud, Inc.	28,568	660,206
Blackboard, Inc. (a)(d)	13,362	356,097
Borland Software Corp. (a)	51,221	301,179
Bottomline Technologies, Inc. (a)	18,875	190,449
BSQUARE Corp. (a)	2,830	5,547
Cadence Design Systems, Inc. (a)	196,876	3,234,673
CAM Commerce Solutions, Inc.	1,965	39,693
Captaris, Inc. (a)	10,666	55,250
Catapult Communications Corp. (a)	3,462	33,616
Concur Technologies, Inc. (a)(d)	19,834	276,288
Convera Corp. Class A (a)(d)	8,548	53,254
DATATRAK International, Inc. (a)(d)	9,664	57,791
Datawatch Corp. (a)	3,120	9,173
Digimarc Corp. (a)	4,491	30,943
DocuCorp International, Inc. (a)	5,314	42,512
Dynamics Research Corp. (a)	2,901	30,344
ebix.com, Inc. (a)	421	7,995
Embarcadero Technologies, Inc. (a)	7,901	51,119
eMerge Interactive, Inc. Class A (a)(d)	280	538
Epicor Software Corp. (a)(d)	27,320	338,222
EPIQ Systems, Inc. (a)(d)	7,558	112,463

	Shares	Value (Note 1)
ePlus, Inc. (a)	3,612	$ 35,036
eSpeed, Inc. Class A (a)	22,397	188,359
Evans & Sutherland Computer Corp. (a)	4,929	20,505
Evolving Systems, Inc. (a)(d)	3,885	3,924
FactSet Research Systems, Inc.	23,813	1,050,153
Fair, Isaac & Co., Inc.	44,299	1,550,908
FalconStor Software, Inc. (a)(d)	11,290	79,933
FileNET Corp. (a)(d)	27,456	959,313
Gensym Corp. (a)(d)	4,023	3,621
GraphOn Corp. (a)	7,300	1,387
GSE Systems, Inc. (a)	1,893	7,288
Guardian Technologies International (a)(d)	560	1,204
Hyperion Solutions Corp. (a)	42,270	1,399,982
i2 Technologies, Inc. (a)(d)	9,321	151,932
Informatica Corp. (a)	53,631	785,158
Interactive Intelligence, Inc. (a)	2,713	31,444
Intergraph Corp. (a)	17,605	657,723
Internet Security Systems, Inc. (a)(d)	34,259	947,604
InterVideo, Inc. (a)	4,632	58,734
Intervoice, Inc. (a)	30,006	213,343
Intrusion, Inc. (a)	1,567	658
Jack Henry & Associates, Inc.	65,631	1,257,490
JDA Software Group, Inc. (a)	23,714	393,415
Kronos, Inc. (a)	20,933	638,875
Lawson Software, Inc. (a)	95,103	633,386
Logility, Inc. (a)	7,206	58,657
Macrovision Corp. (a)	38,667	900,168
Magma Design Automation, Inc. (a)	23,182	175,720
Majesco Entertainment Co. (a)(d)	18,551	25,600
Manhattan Associates, Inc. (a)	20,433	474,250
MapInfo Corp. (a)	18,383	227,949
McAfee, Inc. (a)	114,867	2,614,373
Mentor Graphics Corp. (a)	54,015	783,218
MetaSolv, Inc. (a)	10,105	31,730
MICROS Systems, Inc. (a)	26,949	1,289,779
MicroStrategy, Inc. Class A (a)(d)	6,510	593,712
Midway Games, Inc. (a)(d)	19,693	181,176
Mobius Management Systems, Inc. (a)	6,867	45,528
Moldflow Corp. (a)	3,930	47,592
MRO Software, Inc. (a)	18,388	472,388
Napster, Inc. (a)	25,066	83,971
NAVTEQ Corp. (a)	60,842	1,615,964
Netguru, Inc.	1,800	594
NetManage, Inc. (a)	1,259	6,358
NetScout Systems, Inc. (a)	9,644	68,183
Netsmart Technologies, Inc. (a)	3,644	53,202
NetSol Technologies, Inc. (a)	880	1,804
Nuance Communications, Inc. (a)(d)	90,528	710,645
Omtool Ltd. (a)	200	830
Open Solutions, Inc. (a)(d)	17,358	512,755
OpenTV Corp. Class A (a)	89,696	272,676
Opnet Technologies, Inc. (a)	6,308	86,041
Opsware, Inc. (a)(d)	55,228	389,357
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
PASW, Inc. (a)	3,300	$ 396
Peerless Systems Corp. (a)	6,456	25,889
Pegasystems, Inc. (d)	8,702	69,442
Pervasive Software, Inc. (a)	3,743	14,186
Phoenix Technologies Ltd. (a)	6,540	32,700
Plato Learning, Inc. (a)	26,002	145,871
Progress Software Corp. (a)(d)	32,873	832,344
QAD, Inc.	13,833	102,226
Quality Systems, Inc.	11,476	460,188
Quest Software, Inc. (a)(d)	34,661	482,828
Quovadx, Inc. (a)	11,829	33,121
Radiant Systems, Inc. (a)	16,141	178,519
Red Hat, Inc. (a)	127,234	2,956,918
Renaissance Learning, Inc.	1,747	22,641
Reynolds & Reynolds Co. Class A	47,970	1,840,129
RSA Security, Inc. (a)	50,137	1,396,315
SAFLINK Corp. (a)(d)	59,330	24,919
Salesforce.com, Inc. (a)(d)	58,001	1,999,874
Scientific Learning Corp. (a)(d)	3,264	14,688
SCO Group, Inc. (a)(d)	3,511	8,146
Secure Computing Corp. (a)(d)	34,928	221,793
Smith Micro Software, Inc. (a)(d)	6,638	89,347
Sona Mobile Holdings Corp. (a)	2,400	1,224
Sonic Foundry, Inc. (a)(d)	10,711	24,314
Sonic Solutions, Inc. (a)(d)	12,392	186,004
SPSS, Inc. (a)	15,151	384,381
StorageNetworks, Inc. (a)	29,377	0
SumTotal Systems, Inc. (a)	15,011	97,421
Sybase, Inc. (a)	64,837	1,495,790
Synopsys, Inc. (a)	98,057	1,859,161
Synplicity, Inc. (a)	6,924	44,521
Take-Two Interactive Software, Inc. (a)(d)	49,015	597,983
TeleCommunication Systems, Inc. Class A (a)(d)	3,743	8,459
TenFold Corp. (a)	6,737	1,280
THQ, Inc. (a)(d)	45,856	1,183,085
TIBCO Software, Inc. (a)	134,341	1,055,920
Transaction Systems Architects, Inc. Class A (a)	26,006	862,619
Ulticom, Inc. (a)	5,893	63,291
Ultimate Software Group, Inc. (a)	11,363	256,804
VA Software Corp. (a)	41,920	156,781
Vasco Data Security International, Inc. (a)(d)	13,265	119,385
Verint Systems, Inc. (a)	6,268	207,157
Versant Corp. (a)	308	2,621
Vertical Communications, Inc. (a)	1,066	554
Viewpoint Corp. (a)	6,830	11,133
Voxware, Inc. (a)	43	177
WatchGuard Technologies, Inc. (a)	7,672	31,839
Wave Systems Corp. Class A (a)(d)	4,905	9,172

	Shares	Value (Note 1)
Wind River Systems, Inc. (a)	58,606	$ 596,023
Witness Systems, Inc. (a)	18,839	306,134
		58,648,932
TOTAL INFORMATION TECHNOLOGY		315,288,083
MATERIALS - 4.1%
Chemicals - 1.7%
A. Schulman, Inc.	23,241	548,255
ADA-ES, Inc. (a)	6,212	90,322
Airgas, Inc.	44,562	1,596,211
Albemarle Corp.	25,635	1,407,362
Altair Nanotechnologies, Inc. (a)(d)	51,810	165,274
American Pacific Corp. (a)	6,762	46,996
American Vanguard Corp. (d)	11,560	173,978
Arch Chemicals, Inc.	18,575	515,271
Balchem Corp.	9,996	199,020
Cabot Corp.	42,901	1,425,600
Calgon Carbon Corp. (d)	19,943	93,134
Celanese Corp. Class A	48,405	895,008
CF Industries Holdings, Inc.	32,831	520,700
Chemtura Corp.	156,612	1,360,958
Cytec Industries, Inc.	24,536	1,308,996
Eden Bioscience Corp. (a)	3,742	2,320
Ferro Corp.	26,096	445,720
Flotek Industries, Inc. (a)(d)	5,811	92,976
FMC Corp.	24,610	1,504,163
Georgia Gulf Corp.	23,243	616,869
H.B. Fuller Co.	36,398	699,934
Hawkins, Inc.	5,284	73,025
Huntsman Corp.	60,948	1,100,721
ICO, Inc. (a)	24,602	153,516
Koppers Holdings, Inc.	8,657	146,736
Kronos Worldwide, Inc.	4,133	125,643
Landec Corp. (a)	24,673	249,937
LESCO, Inc. (a)	4,008	30,341
LSB Industries, Inc. (a)(d)	3,264	31,661
Lubrizol Corp.	49,143	2,137,229
Lyondell Chemical Co.	154,142	4,004,609
MacDermid, Inc.	19,199	550,051
Material Sciences Corp. (a)	5,053	48,155
Minerals Technologies, Inc.	14,232	739,922
Mosaic Co. (d)	93,622	1,520,421
Nalco Holding Co. (a)(d)	55,668	1,035,981
Nanophase Technologies Corp. (a)(d)	5,146	35,250
NewMarket Corp.	15,561	963,693
NL Industries, Inc.	2,181	22,573
Olin Corp.	60,986	916,620
OM Group, Inc. (a)	21,045	841,800
OMNOVA Solutions, Inc. (a)	18,956	106,533
Penford Corp.	12,815	200,427
Pioneer Companies, Inc. (a)	7,295	177,706
PolyOne Corp. (a)	66,589	577,327
Quaker Chemical Corp.	13,460	254,394
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Rockwood Holdings, Inc.	26,718	$ 560,544
RPM International, Inc.	83,659	1,573,626
Sensient Technologies Corp.	36,505	734,481
Spartech Corp.	19,265	434,040
Stepan Co.	6,460	190,441
Symyx Technologies, Inc. (a)	21,339	488,663
Terra Industries, Inc. (a)(d)	57,036	418,644
The Scotts Miracle-Gro Co. Class A	31,765	1,363,354
Tronox, Inc. Class A	23,022	294,682
Valhi, Inc.	8,061	218,937
Valspar Corp.	67,080	1,784,328
W.R. Grace & Co. (a)	39,207	399,911
Wellman, Inc.	18,990	68,174
Westlake Chemical Corp.	11,553	346,128
Xethanol Corp. (a)(d)	28,810	124,459
Zoltek Companies, Inc. (a)(d)	12,430	317,587
		39,071,337
Construction Materials - 0.3%
Eagle Materials, Inc.	32,664	1,171,004
Florida Rock Industries, Inc.	32,882	1,222,882
Headwaters, Inc. (a)(d)	31,004	685,808
Martin Marietta Materials, Inc.	31,177	2,567,738
Texas Industries, Inc.	16,887	792,676
U.S. Concrete, Inc. (a)	25,666	157,333
		6,597,441
Containers & Packaging - 0.6%
AEP Industries, Inc. (a)	5,838	255,704
Aptargroup, Inc.	22,368	1,151,952
Caraustar Industries, Inc. (a)	16,241	122,944
Chesapeake Corp.	13,782	199,839
Constar International, Inc. (a)	2,862	15,627
Crown Holdings, Inc. (a)	116,252	2,137,874
Graphic Packaging Corp. (a)(d)	49,076	190,415
Greif Brothers Corp. Class A	10,128	717,569
MOD-PAC Corp. (sub. vtg.) (a)	1,684	18,170
Myers Industries, Inc.	23,494	386,006
Owens-Illinois, Inc.	94,437	1,431,665
Packaging Corp. of America	53,301	1,233,385
Rock-Tenn Co. Class A	30,848	595,983
Silgan Holdings, Inc.	15,625	553,125
Smurfit-Stone Container Corp. (d)	165,918	1,889,806
Sonoco Products Co.	66,269	2,218,686
		13,118,750
Metals & Mining - 1.4%
A.M. Castle & Co.	5,414	153,000
AK Steel Holding Corp. (a)	70,998	895,285
Aleris International, Inc. (a)(d)	20,352	1,043,447
Amcol International Corp. (d)	19,794	459,617
Brush Engineered Materials, Inc. (a)	15,090	403,205
Canyon Resources Corp. (a)	8,249	6,599

	Shares	Value (Note 1)
Carpenter Technology Corp.	14,990	$ 1,436,642
Century Aluminum Co. (a)	15,707	545,190
Chaparral Steel Co. (a)	14,709	1,050,517
Cleveland-Cliffs, Inc. (d)	31,245	1,139,505
Coeur d'Alene Mines Corp. (a)(d)	204,368	1,109,718
Commercial Metals Co.	78,666	1,698,399
Compass Minerals International, Inc.	21,799	582,687
Empire Resources, Inc. (d)	3,903	45,977
Friedman Industries	7,344	62,424
Gibraltar Industries, Inc.	23,536	569,571
Glamis Gold Ltd. (a)(d)	114,196	5,238,159
Hecla Mining Co. (d)	71,181	463,388
Kaiser Aluminum Corp. (a)(d)	14,187	536,694
Meridian Gold, Inc. (a)	66,990	1,981,275
Metal Management, Inc.	19,301	493,720
Mines Management, Inc. (a)(d)	11,916	82,816
NN, Inc.	18,519	232,599
Northwest Pipe Co. (a)	8,811	266,621
Olympic Steel, Inc.	5,717	158,075
Oregon Steel Mills, Inc. (a)	23,447	1,129,442
Quanex Corp.	25,058	860,241
Reliance Steel & Aluminum Co.	42,216	1,383,418
Rock of Ages Corp. Class A	600	2,574
Royal Gold, Inc. (d)	14,852	442,441
RTI International Metals, Inc. (a)(d)	16,018	694,701
Ryerson Tull, Inc. (d)	15,717	332,886
Schnitzer Steel Industries, Inc. Class A	15,052	477,901
Southern Copper Corp. (d)	24,809	2,290,367
Steel Dynamics, Inc. (d)	32,884	1,735,946
Steel Technologies, Inc.	9,322	207,321
Stillwater Mining Co. (a)	30,042	283,296
Titanium Metals Corp. (d)	49,857	1,286,311
Universal Stainless & Alloy Products, Inc. (a)	5,512	134,713
US Gold Corp. (a)(d)	15,676	104,089
Vista Gold Corp. (a)(d)	16,085	206,532
Wheeling Pittsburgh Corp. (a)	3,638	64,102
Worthington Industries, Inc.	54,332	1,038,285
		33,329,696
Paper & Forest Products - 0.1%
Bowater, Inc.	36,513	829,940
Buckeye Technologies, Inc. (a)	16,675	135,568
Deltic Timber Corp.	6,683	316,975
MAXXAM, Inc. (a)	2,331	63,310
Neenah Paper, Inc.	16,227	544,740
P.H. Glatfelter Co.	28,046	402,460
Pope & Talbot, Inc.	3,531	19,421
Schweitzer-Mauduit International, Inc.	7,420	140,980
Wausau-Mosinee Paper Corp.	26,262	357,426
		2,810,820
TOTAL MATERIALS		94,928,044
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.6%
Alaska Communication Systems Group, Inc.	33,687	$ 464,544
Allegiance Telecom, Inc. (a)	15,750	0
Arbinet-thexchange, Inc. (a)	8,129	41,377
Atlantic Tele-Network, Inc.	6,462	118,836
Broadwing Corp. (a)(d)	43,884	502,472
C2 Global Technologies, Inc. (a)(d)	275	140
Cbeyond, Inc. (d)	11,360	269,686
Cincinnati Bell, Inc.	167,572	846,239
Cogent Communications Group, Inc. (a)	19,236	178,510
Commonwealth Telephone Enterprises, Inc.	16,738	590,182
Consolidated Communications Holdings, Inc.	22,499	385,858
Covad Communications Group, Inc. (a)(d)	173,698	264,021
CT Communications, Inc.	14,682	338,273
D&E Communications, Inc.	5,104	58,032
eLEC Communications Corp. (a)	14,200	3,976
Eschelon Telecom, Inc.	9,506	151,145
FairPoint Communications, Inc.	30,797	503,531
Fonix Corp. (a)	595	5
General Communications, Inc. Class A (a)	36,915	469,190
Global Crossing Ltd. (a)(d)	18,477	309,675
Hector Communications Corp.	2,744	98,098
HickoryTech Corp.	10,207	70,735
Hungarian Telephone & Cable Corp. (a)	3,053	48,909
IDT Corp. Class B (a)	42,521	607,200
Iowa Telecommunication Services, Inc.	22,349	434,018
Level 3 Communications, Inc. (a)(d)	554,826	2,457,879
Moscow CableCom Corp. (a)(d)	3,275	30,228
NeuStar, Inc. Class A (d)	46,523	1,312,879
North Pittsburgh Systems, Inc.	13,368	333,933
NTELOS Holding Corp.	16,508	226,655
Pac-West Telecomm, Inc. (a)	6,849	3,493
Premiere Global Services, Inc. (a)	39,920	311,376
Rapid Link, Inc. (a)	4,800	480
Shenandoah Telecommunications Co.	7,394	325,040
SureWest Communications	7,402	140,490
Talk America Holdings, Inc. (a)(d)	17,075	99,035
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	41,308	742,305
U.S. LEC Corp. Class A (a)(d)	5,708	29,396
Vonage Holdings Corp. (d)	38,962	331,567
Warwick Valley Telephone Co.	842	16,882
XETA Technologies, Inc. (a)	3,181	7,475
		13,123,765
Wireless Telecommunication Services - 1.3%
@Road, Inc. (a)	34,765	164,438
American Tower Corp. Class A (a)(d)	282,753	10,139,523

	Shares	Value (Note 1)
Centennial Communications Corp. Class A	17,544	$ 82,281
Crown Castle International Corp.	149,207	5,126,753
Dobson Communications Corp. Class A (d)	102,053	701,104
FiberTower Corp.	24,000	186,480
GoAmerica, Inc. (a)(d)	118	401
InPhonic, Inc. (a)(d)	15,876	112,402
IPCS, Inc. (a)(d)	7,200	373,824
LCC International, Inc. (a)	9,142	31,357
Leap Wireless International, Inc. (a)	31,431	1,453,998
Metro One Telecommunications, Inc. (a)(d)	1,637	3,421
NII Holdings, Inc. (a)	90,594	4,833,190
Price Communications Corp. (a)	31,945	583,955
Rural Cellular Corp. Class A (a)	3,181	25,162
SBA Communications Corp. Class A (a)	61,034	1,571,015
SkyTerra Communications, Inc. (a)(d)	1,881	31,225
SunCom Wireless Holdings, Inc. Class A (a)	20,145	28,807
Syniverse Holdings, Inc. (a)(d)	18,182	304,549
Telephone & Data Systems, Inc.	75,326	3,194,576
U.S. Cellular Corp. (d)	12,417	744,399
USA Mobility, Inc.	16,032	366,331
Wireless Facilities, Inc. (a)(d)	21,324	46,700
		30,105,891
TOTAL TELECOMMUNICATION SERVICES		43,229,656
UTILITIES - 4.5%
Electric Utilities - 1.2%
Allete, Inc.	17,643	810,519
Central Vermont Public Service Corp.	4,526	102,197
Cleco Corp.	30,451	760,057
DPL, Inc. (d)	81,776	2,273,373
Duquesne Light Holdings, Inc.	53,427	1,051,978
El Paso Electric Co. (a)	31,499	753,141
Empire District Electric Co.	26,330	595,058
Great Plains Energy, Inc.	61,730	1,884,000
Green Mountain Power Corp.	3,042	101,390
Hawaiian Electric Industries, Inc. (d)	59,512	1,631,819
IDACORP, Inc.	28,268	1,086,057
ITC Holdings Corp.	11,362	387,103
MGE Energy, Inc.	15,846	532,584
Northeast Utilities	109,092	2,488,389
Otter Tail Corp.	22,165	668,275
Pepco Holdings, Inc.	137,421	3,489,119
Portland General Electric Co. (d)	19,339	493,145
Reliant Energy, Inc. (a)	220,862	2,972,803
Sierra Pacific Resources	132,928	1,960,688
UIL Holdings Corp.	22,166	809,946
Unisource Energy Corp.	21,442	739,963
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
Unitil Corp.	2,839	$ 69,754
Westar Energy, Inc.	65,695	1,602,301
		27,263,659
Gas Utilities - 1.4%
AGL Resources, Inc.	60,670	2,207,781
Atmos Energy Corp.	64,107	1,846,282
Cascade Natural Gas Corp.	4,582	117,528
Chesapeake Utilities Corp.	11,688	376,470
Delta Natural Gas Co., Inc.	2,782	70,023
Energen Corp.	47,729	2,082,894
EnergySouth, Inc.	12,418	428,545
Equitable Resources, Inc.	85,143	3,138,371
Laclede Group, Inc.	12,640	411,938
National Fuel Gas Co.	61,609	2,351,616
New Jersey Resources Corp.	18,198	903,713
Northwest Natural Gas Co.	16,795	642,409
ONEOK, Inc. (d)	81,754	3,128,726
Piedmont Natural Gas Co., Inc. (d)	48,886	1,274,458
Questar Corp.	63,500	5,495,290
SEMCO Energy, Inc. (a)	5,396	31,621
South Jersey Industries, Inc.	27,137	786,702
Southern Union Co.	81,422	2,250,504
Southwest Gas Corp.	25,648	864,338
UGI Corp.	68,052	1,687,690
WGL Holdings, Inc.	41,986	1,304,505
		31,401,404
Independent Power Producers & Energy Traders - 0.4%
Black Hills Corp.	30,190	1,050,914
Environmental Power Corp. (a)	10,176	50,778
Mirant Corp. (a)	174,871	5,066,013
NRG Energy, Inc. (d)	64,294	3,255,848
Ormat Technologies, Inc.	6,685	243,267
		9,666,820
Multi-Utilities - 1.3%
Alliant Energy Corp.	80,717	2,953,435
Aquila, Inc.	262,388	1,201,737
Avista Corp.	27,686	671,109
CH Energy Group, Inc.	16,216	796,530
Energy East Corp.	111,381	2,700,989
Florida Public Utilities Co.	5,845	76,862
MDU Resources Group, Inc.	124,368	3,047,016
NorthWestern Energy Corp.	18,206	634,297
NSTAR	78,810	2,595,213
OGE Energy Corp.	69,014	2,570,081
PNM Resources, Inc.	39,559	1,134,157
Puget Energy, Inc.	87,951	1,990,331
SCANA Corp.	77,764	3,215,541
Vectren Corp.	61,737	1,701,472

	Shares	Value (Note 1)
Wisconsin Energy Corp.	78,002	$ 3,354,086
WPS Resources Corp.	27,634	1,419,835
		30,062,691
Water Utilities - 0.2%
American States Water Co.	11,845	455,203
Aqua America, Inc.	82,376	1,951,487
Artesian Resources Corp. Class A	3,763	74,884
Cadiz, Inc. (a)	14,433	290,681
California Water Service Group	10,939	416,557
Connecticut Water Service, Inc.	5,523	128,631
Middlesex Water Co.	9,279	188,549
Pure Cycle Corp. (a)(d)	23,077	190,847
SJW Corp.	11,852	359,708
Southwest Water Co. (d)	18,750	243,188
York Water Co.	8,433	241,099
		4,540,834
TOTAL UTILITIES		102,935,408
TOTAL COMMON STOCKS (Cost $1,985,732,557)		2,269,141,610
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.87% 9/21/06 (e) (Cost $3,988,777)	$ 4,000,000	3,988,822
Money Market Funds - 16.1%
	Shares
Fidelity Cash Central Fund, 5.31% (b)	31,801,865	31,801,865
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	337,847,474	337,847,474
TOTAL MONEY MARKET FUNDS (Cost $369,649,339)		369,649,339
TOTAL INVESTMENT PORTFOLIO - 115.4% (Cost $2,359,370,673)		2,642,779,771
NET OTHER ASSETS - (15.4)%		(351,733,284)
NET ASSETS - 100%		$ 2,291,046,487
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
165 Russell 2000 E-Mini Index Contracts	Sept. 2006	$ 11,908,050	$ 596,686
82 S&P 400 E-Mini Index Contracts	Sept. 2006	6,158,200	174,922
38 S&P 500 E-Mini Index Contracts	Sept. 2006	2,480,640	92,768
TOTAL EQUITY INDEX CONTRACTS		$ 20,546,890	$ 864,376
The face value of futures purchased as a percentage of net assets - 0.9%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with Goldman Sachs	Sept. 2006	$ 1,134,250	$ 13,042
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,988,822.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,261,045
Fidelity Securities Lending Cash Central Fund	1,991,045
Total	$ 3,252,090

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $319,377,331) - See accompanying schedule: Unaffiliated issuers (cost $1,989,721,334)	$ 2,273,130,432
Affiliated Central Funds (cost $369,649,339)	369,649,339
Total Investments (cost $2,359,370,673)		$ 2,642,779,771
Cash		777,195
Receivable for investments sold		123,039
Receivable for fund shares sold		2,376,318
Dividends receivable		1,577,961
Interest receivable		254,009
Receivable for daily variation on futures contracts		13,363
Swap agreements, at value		13,042
Other receivables		333,919
Total assets		2,648,248,617

Liabilities
Payable for investments purchased	$ 305,467
Payable for fund shares redeemed	18,878,796
Accrued management fee	131,567
Other affiliated payables	38,826
Collateral on securities loaned, at value	337,847,474
Total liabilities		357,202,130

Net Assets		$ 2,291,046,487
Net Assets consist of:
Paid in capital		$ 1,951,355,775
Undistributed net investment income		15,927,221
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		39,476,945
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		284,286,546
Net Assets		$ 2,291,046,487
Investor Class: Net Asset Value, offering price and redemption price per share ($1,568,646,365 ÷ 43,514,998 shares)		$ 36.05
Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($722,400,122 ÷ 20,037,288 shares)		$ 36.05

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$ 12,358,991
Interest		94,497
Income from affiliated Central Funds (including $1,991,045 from security lending)		3,252,090
Total income		15,705,578

Expenses
Management fee	$ 789,442
Transfer agent fees	234,834
Independent trustees' compensation	3,581
Miscellaneous	4,419
Total expenses before reductions	1,032,276
Expense reductions	(61,400)	970,876
Net investment income (loss)		14,734,702
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	52,340,697
Foreign currency transactions	(142)
Futures contracts	(2,473,806)
Swap agreements	5,066
Total net realized gain (loss)		49,871,815
Change in net unrealized appreciation (depreciation) on: Investment securities	(82,416,415)
Assets and liabilities in foreign currencies	30
Futures contracts	(302,143)
Swap agreements	28,921
Total change in net unrealized appreciation (depreciation)		(82,689,607)
Net gain (loss)		(32,817,792)
Net increase (decrease) in net assets resulting from operations		$ (18,083,090)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,734,702	$ 22,201,031
Net realized gain (loss)	49,871,815	40,975,742
Change in net unrealized appreciation (depreciation)	(82,689,607)	229,629,679
Net increase (decrease) in net assets resulting from operations	(18,083,090)	292,806,452
Distributions to shareholders from net investment income	(4,891,223)	(18,167,972)
Distributions to shareholders from net realized gain	(19,330,044)	(5,453,013)
Total distributions	(24,221,267)	(23,620,985)
Share transactions - net increase (decrease)	201,876,332	400,646,865
Redemption fees	126,734	208,326
Total increase (decrease) in net assets	159,698,709	670,040,658

Net Assets
Beginning of period	2,131,347,778	1,461,307,120
End of period (including undistributed net investment income of $15,927,221 and undistributed net investment income of $6,716,236, respectively)	$ 2,291,046,487	$ 2,131,347,778

Financial Highlights - Investor Class

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 F	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 36.65	$ 31.47	$ 28.76	$ 18.29	$ 22.59	$ 24.77
Income from Investment Operations
Net investment income (loss) D	.24	.43	.28 H	.20	.18	.24
Net realized and unrealized gain (loss)	(.44)	5.19	2.64	10.40	(4.29)	(1.81)
Total from investment operations	(.20)	5.62	2.92	10.60	(4.11)	(1.57)
Distributions from net investment income	(.08)	(.34)	(.22)	(.14)	(.19)	(.25)
Distributions from net realized gain	(.32)	(.10)	-	-	-	(.37)
Total distributions	(.40)	(.44)	(.22)	(.14)	(.19)	(.62)
Redemption fees added to paid in capital D	- G	- G	.01	.01	- G	.01
Net asset value, end of period	$ 36.05	$ 36.65	$ 31.47	$ 28.76	$ 18.29	$ 22.59
Total Return B, C	(.59)%	17.94%	10.20%	58.07%	(18.25)%	(6.19)%
Ratios to Average Net Assets E
Expenses before reductions	.10% A	.10%	.43%	.44%	.45%	.45%
Expenses net of fee waivers, if any	.10% A	.10%	.23%	.40%	.30%	.25%
Expenses net of all reductions	.09% A	.10%	.23%	.40%	.30%	.25%
Net investment income (loss)	1.30% A	1.30%	.96% H	.82%	.88%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,568,646	$ 1,499,848	$ 1,461,307	$ 985,748	$ 421,714	$ 446,777
Portfolio turnover rate	17% A	13%	17%	18%	18%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.01 per share.

H As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended February 29, 2004, net investment income per share and the ratio of net investment income to average net assets for the year ended February 28, 2005 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2006	Year ended February 28,
	(Unaudited)	2006 E
Selected Per-Share Data
Net asset value, beginning of period	$ 36.66	$ 32.60
Income from Investment Operations
Net investment income (loss) D	.24	.17
Net realized and unrealized gain (loss)	(.45)	4.28
Total from investment operations	(.21)	4.45
Distributions from net investment income	(.08)	(.29)
Distributions from net realized gain	(.32)	(.10)
Total distributions	(.40)	(.39)
Redemption fees added to paid capital D	- G	- G
Net asset value, end of period	$ 36.05	$ 36.66
Total Return B, C	(.60)%	13.71%
Ratios to Average Net Assets F
Expenses before reductions	.07% A	.07% A
Expenses net of fee waivers, if any	.07% A	.07% A
Expenses net of all reductions	.07% A	.07% A
Net investment income (loss)	1.33% A	1.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 722,400	$ 631,500
Portfolio turnover rate	17% A	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.9	2.1
HSBC Holdings PLC (United Kingdom) (Reg.) (United Kingdom, Commercial Banks)	1.8	1.7
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.4	1.3
Toyota Motor Corp. (Japan, Automobiles)	1.3	1.4
Total SA Series B (France, Oil, Gas & Consumable Fuels)	1.3	1.3
Nestle SA (Reg.) (Switzerland, Food Products)	1.2	1.1
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.1	1.1
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	1.1	1.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.1	1.0
UBS AG (Reg.) (Switzerland, Capital Markets)	1.0	1.0
	13.2
Market Sectors as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.8	29.2
Consumer Discretionary	10.8	11.2
Industrials	9.5	9.8
Materials	8.2	8.7
Consumer Staples	8.0	7.4
Energy	7.9	7.7
Health Care	7.7	7.0
Utilities	6.1	5.7
Information Technology	5.3	5.4
Telecommunication Services	5.3	5.1
Geographic Diversification (% of fund's net assets)
As of August 31, 2006
United Kingdom	24.1%
Japan	23.9%
France	9.4%
Germany	7.2%
Switzerland	6.9%
Australia	5.3%
Netherlands	3.8%
Spain	3.8%
Italy	3.8%
Other	11.8%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of February 28, 2006
Japan	25.3%
United Kingdom	23.9%
France	8.8%
Germany	7.5%
Switzerland	6.7%
Australia	5.2%
Italy	3.7%
Spain	3.7%
Netherlands	3.6%
Other	11.6%

Percentages are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Spartan International Index Fund

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (Note 1)
Australia - 5.2%
ABC Learning Centres Ltd.	87,770	$ 434,939
Alinta Ltd.	53,406	449,375
Alumina Ltd.	274,624	1,331,526
Amcor Ltd.	194,313	995,547
AMP Ltd.	427,828	2,956,346
Ansell Ltd.	25,930	186,505
APN News & Media Ltd.	98,878	376,737
Aristocrat Leisure Ltd.	83,436	834,569
Australia & New Zealand Banking Group Ltd.	425,574	8,854,806
Australian Gas Light Co.	107,995	1,663,210
Australian Stock Exchange Ltd.	52,679	1,327,361
AXA Asia Pacific Holdings Ltd.	201,141	1,005,957
Babcock & Brown Ltd.	48,694	747,324
BHP Billiton Ltd.	810,014	17,050,770
Billabong International Ltd.	41,095	464,396
BlueScope Steel Ltd.	159,639	827,649
Boral Ltd.	148,748	772,320
Brambles Industries Ltd.	229,339	2,092,586
Caltex Australia Ltd.	29,681	518,754
Centro Properties Group unit	190,231	1,112,622
CFS Gandel Retail Trust	347,512	504,151
Challenger Financial Services Group Ltd.	100,054	268,151
Coca-Cola Amatil Ltd.	110,311	551,693
Cochlear Ltd.	12,912	495,906
Coles Myer Ltd.	274,463	2,931,831
Commonwealth Bank of Australia	299,098	10,441,363
Commonwealth Property Office Fund	253,363	274,707
Computershare Ltd.	108,370	645,418
CSL Ltd.	42,359	1,644,652
CSR Ltd.	201,077	483,627
DB RREEF Trust unit	626,679	748,854
DCA Group Ltd.	113,833	219,900
Downer EDI Ltd.	65,328	280,831
Fosters Group Ltd.	487,192	2,213,373
Futuris Corp. Ltd.	136,290	222,697
Goodman Fielder Ltd.	218,100	353,044
Harvey Norman Holdings Ltd.	119,495	313,867
Iluka Resources Ltd.	58,142	324,523
ING Industrial Fund	114,900	199,151
Insurance Australia Group Ltd.	374,382	1,535,065
Investa Property Group unit	317,314	574,216
John Fairfax Holdings Ltd.	193,291	596,253
Leighton Holdings Ltd.	33,145	501,349
Lend Lease Corp. Ltd.	81,349	975,811
Lion Nathan Ltd.	66,428	404,754
Macquarie Airports unit	157,800	359,055
Macquarie Bank Ltd.	56,691	2,804,960
Macquarie Communications Infrastructure Group unit	87,798	404,240
Macquarie Goodman Group unit	319,705	1,547,662
Macquarie Infrastructure Group unit	620,867	1,493,298
Macquarie Office Trust	448,262	489,447

	Shares	Value (Note 1)
Mayne Pharma Ltd. (a)	125,108	$ 293,265
Mirvac Group unit	183,579	640,585
Multiplex Group unit	159,959	412,822
National Australia Bank Ltd.	373,041	10,322,029
Newcrest Mining Ltd.	80,089	1,192,463
OneSteel Ltd.	142,555	463,692
Orica Ltd.	73,138	1,254,826
Origin Energy Ltd.	182,442	929,155
Pacific Brands Ltd.	154,209	284,946
Paladin Resources Ltd. (a)	89,600	362,595
PaperlinX Ltd.	101,301	266,078
Perpetual Trustees Australia Ltd.	8,210	456,490
Publishing & Broadcasting Ltd.	31,906	447,283
Qantas Airways Ltd.	238,178	625,601
QBE Insurance Group Ltd.	186,843	3,403,962
Rinker Group Ltd.	209,335	2,205,761
Rio Tinto Ltd.	65,630	3,655,655
Santos Ltd.	128,584	1,098,638
Sonic Healthcare Ltd.	71,294	658,138
Stockland unit	312,945	1,729,992
Suncorp-Metway Ltd.	132,175	2,068,906
Sydney Roads Group unit	170,756	134,944
Symbion Health Ltd.	125,108	310,460
Tabcorp Holdings Ltd.	125,271	1,448,151
Telstra Corp. Ltd.	509,732	1,401,141
The GPT Group unit	431,405	1,505,355
Toll Holdings Ltd.	117,452	1,281,534
Transurban Group unit	193,756	1,034,117
UNiTAB Ltd.	21,843	234,329
Wesfarmers Ltd.	90,795	2,328,678
Westfield Group unit	347,665	4,849,947
Westpac Banking Corp.	427,098	7,621,207
Woodside Petroleum Ltd.	105,266	3,396,684
Woolworths Ltd.	275,898	4,360,702
WorleyParsons Ltd.	30,000	414,150
Zinifex Ltd.	109,500	994,944
TOTAL AUSTRALIA		142,896,373
Austria - 0.5%
Andritz AG	2,300	362,864
BetandWin.Com Interactive Entertainment AG (a)(d)	4,500	167,485
Boehler-Uddeholm AG	10,174	547,467
Erste Bank der Oesterreichischen Sparkassen AG	42,876	2,592,825
Flughafen Wien AG	1,669	135,334
Immoeast Immobilien Anlagen AG	62,941	741,888
IMMOFINANZ Immobilien Anlagen AG (a)	99,217	1,150,407
Mayr-Melnhof Karton AG	1,559	273,623
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	18,020	907,790
OMV AG	39,112	2,085,590
Raiffeisen International Bank Holding AG	8,285	747,278
Common Stocks - continued
	Shares	Value (Note 1)
Austria - continued
RHI AG (a)	6,643	$ 228,180
Telekom Austria AG	84,882	2,079,316
voestalpine AG	20,410	773,496
Wiener Staedische Versicher AG	7,350	450,501
Wienerberger Baustoffindust AG	16,334	784,139
TOTAL AUSTRIA		14,028,183
Belgium - 1.2%
Agfa-Gevaert NV	22,791	534,649
Barco NV	2,804	247,522
Bekaert SA	3,498	343,293
Belgacom SA	36,171	1,277,657
Cofinimmo SA	2,132	372,579
Colruyt NV	3,183	541,159
Compagnie Maritime Belge SA (CMB)	4,044	136,938
D'ieteren SA	766	255,654
Delhaize Group	17,745	1,349,155
Dexia SA	128,247	3,294,417
Euronav NV	4,934	171,185
Fortis	269,828	10,502,476
Fortis (strip VVPR)	1,764	113
Groupe Bruxelles Lambert SA (GBL)	16,537	1,736,291
Groupe Bruxelles Lambert SA (GBL) (strip VVPR)	818	21
InBev SA	43,294	2,248,129
KBC Groupe SA	42,987	4,629,049
Mobistar SA	7,611	626,028
Omega Pharma SA	4,704	271,144
Solvay SA	15,070	1,825,542
UCB SA	20,729	1,215,294
Umicore SA	5,782	840,796
TOTAL BELGIUM		32,419,091
Bermuda - 0.1%
Frontline Ltd.	11,400	465,247
Noble Group Ltd. (d)	135,000	92,645
SeaDrill Ltd. (a)	52,200	658,507
TOTAL BERMUDA		1,216,399
Cayman Islands - 0.1%
Foxconn International Holdings Ltd. (a)	497,000	1,313,234
Hutchison Telecommunications International Ltd. (a)	352,000	620,970
Kingboard Chemical Holdings Ltd.	103,000	332,418
Solomon Systech International Ltd.	310,000	65,769
TOTAL CAYMAN ISLANDS		2,332,391
Denmark - 0.7%
A.P. Moller - Maersk AS Series B	250	2,082,493
Bang & Olufsen AS Series B	2,900	297,354
Carlsberg AS Series B	7,638	593,608
Codan AS	2,800	201,980
Coloplast AS Series B	6,360	482,815

	Shares	Value (Note 1)
Dampskibsselskabet TORM AS	2,050	$ 107,212
Danisco AS	11,525	857,098
Danske Bank AS	96,348	3,706,742
DSV de Sammensluttede Vognmaend AS	4,494	728,630
East Asiatic Co. Ltd.	4,141	177,273
FLS Industries	9,800	424,159
GN Store Nordic AS (d)	49,665	731,453
H. Lundbeck AS	13,435	309,780
Jyske Bank AS (Reg.) (a)	12,400	715,587
NKT Holding AS	5,300	348,184
Novo Nordisk AS Series B	55,830	4,128,026
Novozymes AS Series B	9,843	692,282
Sydbank AS	13,000	486,745
Topdanmark AS (a)	4,615	661,850
Trygvesta AS	6,750	415,039
Vestas Wind Systems AS (a)	43,428	1,215,792
William Demant Holding AS (a)	7,967	589,074
TOTAL DENMARK		19,953,176
Finland - 1.4%
Amer Group PLC (A Shares)	19,450	432,351
Cargotec Corp. (B Shares)	9,320	404,196
Elisa Corp. (A Shares)	45,200	916,719
Fortum Oyj	100,812	2,712,367
KCI Konecranes Oyj	14,000	278,020
Kesko Oyj	15,400	651,895
Kone Oyj (B Shares)	14,980	679,794
Metso Corp.	29,907	1,112,721
Neste Oil Oyj	30,806	970,929
Nokia Corp.	944,720	19,725,798
Nokian Tyres Ltd.	27,750	486,014
OKO Bank (A Shares)	17,250	280,237
Oriola-KD Oyj (a)	16,800	40,465
Orion Oyj (B Shares) (a)	16,800	306,289
Outokumpu Oyj (A Shares)	19,525	496,556
Rautaruukki Oyj (K Shares)	21,500	628,044
Sampo Oyj (A Shares)	98,405	2,036,135
Sanoma-WSOY Oyj	13,100	325,269
Stora Enso Oyj (R Shares)	140,245	2,123,314
TietoEnator Oyj	16,860	485,159
UPM-Kymmene Corp.	121,018	2,868,393
Uponor Oyj	14,100	383,699
Waertsilae Corp. (B Shares)	15,750	650,971
YIT-Yhtyma OY	24,700	536,394
TOTAL FINLAND		39,531,729
France - 9.3%
Accor SA	48,148	3,081,277
Air France KLM (Reg.)	26,409	720,690
Alcatel SA (RFD) (d)	318,823	3,994,861
Alstom SA (a)	21	42
Alstom SA (a)	25,630	2,416,815
Atos Origin SA (a)	15,924	836,271
AXA SA	386,060	14,384,628
Common Stocks - continued
	Shares	Value (Note 1)
France - continued
BIC SA	4,989	$ 310,263
BNP Paribas SA	193,090	20,520,744
Bouygues SA	46,889	2,469,049
Business Objects SA (a)	22,665	631,448
Cap Gemini SA	29,597	1,621,445
Carrefour SA	139,213	8,589,803
Casino Guichard Perrachon et Compagnie	10,433	894,905
CNP Assurances	9,997	1,032,978
Compagnie de St. Gobain	72,562	5,387,405
Credit Agricole SA	138,805	5,639,210
Dassault Systemes SA	14,642	810,778
Essilor International SA	22,788	2,359,036
France Telecom SA	392,820	8,339,366
Gaz de France	45,566	1,695,331
Gecina SA	3,222	420,233
Groupe Danone	55,482	7,634,372
Hermes International SA	14,367	1,218,543
Imerys	6,984	531,505
Klepierre SA	4,536	637,524
L'Air Liquide SA	27,545	5,812,371
L'Oreal SA	67,735	7,090,096
Lafarge SA (Bearer)	35,037	4,511,385
Lagardere S.C.A. (Reg.)	28,191	2,065,967
Louis Vuitton Moet Hennessy (LVMH)	57,153	5,883,582
M6 Metropole Television SA	13,800	431,582
Michelin SA (Compagnie Generale des Etablissements) Series B	33,791	2,294,531
Neopost SA	7,654	894,825
PagesJaunes Groupe SA	25,937	744,031
Pernod Ricard SA	17,151	3,742,149
Peugeot Citroen SA	35,900	2,027,003
Pinault Printemps-Redoute SA	15,520	2,143,519
Publicis Groupe SA	31,638	1,249,277
Renault SA	42,606	4,961,941
Safran SA	39,184	854,949
Sanofi-Aventis	235,640	21,184,083
Schneider Electric SA	52,722	5,623,323
SCOR SA	180,446	432,320
Societe Des Autoroutes Paris-Rhin-Rhone	7,128	520,090
Societe Generale Series A	80,442	12,985,849
Sodexho Alliance SA	22,309	1,189,309
Suez SA:
(France)	235,871	10,087,367
(strip VVRP) (a)	15,232	195
Technip SA	24,963	1,440,496
Television Francaise 1 SA	26,859	859,261
Thales SA	20,597	895,111
Thomson SA	62,331	997,432
Total SA:
(strip VVPR)	3,096	40

	Shares	Value (Note 1)
Series B	512,666	$ 34,569,145
Unibail (Reg.)	10,343	2,019,521
Valeo SA	14,560	532,766
Vallourec SA	8,626	1,934,035
Veolia Environnement	66,031	3,701,203
Vinci SA	49,139	5,319,857
Vivendi Universal SA	267,807	9,212,620
Zodiac SA	8,815	535,664
TOTAL FRANCE		254,925,417
Germany - 6.6%
Adidas-Salomon AG	46,672	2,224,417
Allianz AG (Reg.)	94,286	16,075,799
Altana AG	15,728	928,948
BASF AG	119,241	9,846,944
Bayer AG	168,527	8,358,958
Beiersdorf AG	11,589	641,426
Bilfinger Berger AG	7,500	411,265
Celesio AG	19,980	1,013,696
Commerzbank AG	144,990	5,071,280
Continental AG	30,724	3,286,860
DaimlerChrysler AG (Reg.)	213,277	11,256,785
Deutsche Bank AG	120,141	13,733,348
Deutsche Boerse AG	23,975	3,639,016
Deutsche Lufthansa AG (Reg.)	54,885	1,087,127
Deutsche Post AG	180,488	4,576,264
Deutsche Postbank AG	15,350	1,198,078
Deutsche Telekom AG (Reg.)	657,667	9,628,266
Douglas Holding AG	5,588	249,432
E.ON AG	144,776	18,415,548
Fresenius Medical Care AG	14,626	1,929,725
HeidelbergCement AG (strip VVPR) (a)	239	0
Heidelberger Druckmaschinen AG	14,953	600,022
Hochtief AG	12,445	708,416
Hypo Real Estate Holding AG	30,753	1,906,996
Infineon Technologies AG (a)	176,710	2,090,484
IVG Immobilien AG	20,936	678,091
KarstadtQuelle AG (a)(d)	19,211	425,807
Linde AG	25,071	2,212,813
MAN AG	29,350	2,245,288
Merck KGaA	12,186	1,209,828
Metro AG	33,655	1,978,290
MLP AG (d)	10,000	171,681
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	45,314	6,826,259
Premiere AG (a)(d)	14,084	177,196
Puma AG	2,678	928,889
Rheinmetall AG	7,300	490,085
RWE AG	102,787	9,421,153
Salzgitter AG	8,900	797,389
SAP AG	51,489	9,832,361
Siemens AG (Reg.)	196,424	16,705,898
SolarWorld AG	8,000	473,429
Common Stocks - continued
	Shares	Value (Note 1)
Germany - continued
Suedzucker AG (Bearer)	14,824	$ 369,404
Thyssenkrupp AG	83,092	2,829,640
TUI AG (d)	45,705	892,412
Volkswagen AG	38,980	3,113,832
Wincor Nixdorf AG	3,480	484,826
TOTAL GERMANY		181,143,671
Gibraltar - 0.0%
PartyGaming PLC	204,800	445,541
Greece - 0.6%
Alpha Bank AE	92,213	2,452,655
Bank of Piraeus	51,603	1,350,043
Coca-Cola Hellenic Bottling Co. SA (Bearer)	25,171	828,802
Cosmote Mobile Telecommunications SA	26,126	608,532
EFG Eurobank Ergasias SA	53,294	1,611,414
Folli Follie SA	730	19,547
Germanos SA	16,130	386,863
Greek Organization of Football Prognostics SA	52,404	1,863,807
Hellenic Exchanges Holding SA	7,100	114,616
Hellenic Petroleum SA	24,620	321,109
Hellenic Technodomiki Tev SA	28,650	305,397
Hellenic Telecommunication Organization SA (OTE) (a)	71,654	1,652,456
Intracom Holdings SA (Reg.)	22,742	141,023
Motor Oil (HELLAS) Corinth Refineries SA	9,400	249,055
National Bank of Greece SA	87,823	3,645,610
Public Power Corp. of Greece	22,110	528,588
Technical Olympic SA (Reg.)	3,590	14,350
Titan Cement Co. SA (Reg.)	13,060	649,220
Viohalco SA	19,130	203,428
TOTAL GREECE		16,946,515
Hong Kong - 1.6%
ASM Pacific Technology Ltd. (d)	54,829	284,112
Bank of East Asia Ltd.	328,092	1,459,640
BOC Hong Kong Holdings Ltd.	846,066	1,855,911
Cathay Pacific Airways Ltd.	239,327	446,820
Cheung Kong Holdings Ltd.	348,449	3,848,631
Cheung Kong Infrastructure Holdings Ltd.	130,450	413,461
CLP Holdings Ltd.	432,157	2,733,887
Esprit Holdings Ltd.	229,523	1,909,433
Giordano International Ltd.	290,194	164,551
Hang Lung Properties Ltd.	417,423	889,887
Hang Seng Bank Ltd.	181,301	2,296,204
Henderson Land Development Co. Ltd.	189,963	1,073,499
Hong Kong & China Gas Co. Ltd.	809,427	1,879,617
Hong Kong Electric Holdings Ltd.	338,676	1,619,949
Hong Kong Exchanges & Clearing Ltd.	239,698	1,627,317

	Shares	Value (Note 1)
Hopewell Holdings Ltd.	136,000	$ 388,209
Hutchison Whampoa Ltd.	505,158	4,588,950
Hysan Development Co. Ltd.	141,932	385,067
Johnson Electric Holdings Ltd.	276,062	205,877
Kerry Properties Ltd. (d)	121,500	456,177
Li & Fung Ltd.	435,623	1,036,231
Link (REIT)	483,500	1,003,400
Melco International Development Ltd.	177,000	426,498
MTR Corp. Ltd.	327,613	837,436
New World Development Co. Ltd.	573,988	1,030,296
Orient Overseas International Ltd.	63,400	256,380
PCCW Ltd.	922,751	577,813
Shangri-La Hotels & Resorts	268,842	532,343
Shun Tak Holdings Ltd.	200,000	243,016
Sino Land Co. (d)	319,336	538,711
Sun Hung Kai Properties Ltd.	317,141	3,457,978
Swire Pacific Ltd. (A Shares)	211,884	2,318,471
Techtronic Industries Co. Ltd.	188,000	277,023
Television Broadcasts Ltd.	52,000	295,194
Texwinca Holdings Ltd.	26,000	16,983
Wharf Holdings Ltd.	308,965	1,044,814
Wing Hang Bank Ltd.	39,500	379,395
Yue Yuen Industrial Holdings Ltd.	132,000	381,883
TOTAL HONG KONG		43,181,064
Ireland - 0.9%
Allied Irish Banks PLC	198,926	5,223,808
Bank of Ireland	222,975	4,227,998
C&C Group PLC	67,667	755,980
CRH PLC	122,847	4,260,590
DCC PLC (Ireland)	18,780	471,594
DEPFA BANK PLC	78,182	1,454,422
Elan Corp. PLC (a)	100,660	1,676,553
Fyffes PLC (Ireland)	53,646	112,719
Grafton Group PLC Class A unit	51,873	709,789
Greencore Group PLC	55,849	292,655
IAWS Group PLC	16,000	323,682
IAWS Group PLC (Ireland)	9,000	182,071
Independent News & Media PLC (Ireland)	139,730	447,555
Irish Life & Permanent PLC	62,697	1,614,580
Kerry Group PLC:
Class A	32,226	718,411
Kingspan Group PLC (Ireland)	27,945	500,528
Paddy Power PLC (United Kingdom)	6,000	108,390
Ryanair Holdings PLC (a)	35,718	343,215
TOTAL IRELAND		23,424,540
Italy - 3.6%
Alleanza Assicurazioni Spa (d)	93,084	1,127,596
Arnoldo Mondadori Editore Spa	30,725	297,126
Common Stocks - continued
	Shares	Value (Note 1)
Italy - continued
Assicurazioni Generali Spa	222,471	$ 8,388,428
Autogrill Spa	26,653	403,900
Autostrade Spa	64,036	1,813,969
Banca Fideuram Spa	77,294	496,136
Banca Intesa Spa	913,004	6,129,441
Banca Monte dei Paschi di Siena Spa	254,911	1,550,659
Banca Popolare di Milano	99,226	1,383,919
Banche Popolari Unite SCpA	79,217	2,236,902
Banco Popolare di Verona e Novara	86,002	2,558,513
Benetton Group Spa	18,370	274,896
Bulgari Spa	33,306	417,627
Capitalia Spa	383,913	3,352,581
Enel Spa	1,005,873	8,983,698
ENI Spa	603,226	18,446,692
Fiat Spa (a)	127,517	1,826,530
Finmeccanica Spa	70,467	1,560,079
Fondiaria-Sai Spa	17,327	733,467
Gruppo Editoriale L'espresso Spa	50,924	270,892
Italcementi Spa	17,867	440,930
Lottomatica Spa	13,000	502,833
Luxottica Group Spa	30,497	883,500
Mediaset Spa	180,348	2,084,178
Mediobanca Spa	112,011	2,445,241
Mediolanum Spa	57,352	412,954
Pirelli & C Spa	593,771	517,911
San Paolo IMI Spa	259,766	5,444,708
Seat Pagine Gialle Spa	809,700	378,646
Snam Rete Gas Spa	211,399	989,936
Telecom Italia Spa	2,497,095	6,910,441
Terna Spa	257,575	734,261
Tiscali Spa (a)(d)	45,537	133,487
Unicredito Italiano Spa	1,811,080	14,444,214
TOTAL ITALY		98,576,291
Japan - 23.7%
77 Bank Ltd.	65,223	477,804
Access Co. Ltd. (a)(d)	42	281,562
Acom Co. Ltd.	15,400	688,701
Aderans Co. Ltd.	10,300	266,723
Advantest Corp.	18,795	1,788,323
Aeon Co. Ltd.	134,300	3,380,523
Aeon Credit Service Ltd.	18,600	445,215
Aiful Corp.	16,905	676,805
Aisin Seiki Co. Ltd.	45,000	1,364,624
Ajinomoto Co., Inc.	145,866	1,581,732
Alfresa Holdings Corp.	5,400	363,389
All Nippon Airways Co. Ltd.	138,000	539,563
Alps Electric Co. Ltd.	41,777	468,677
Amada Co. Ltd.	84,000	877,243
Amano Corp.	19,800	275,593
Aoyama Trading Co. Ltd.	11,000	357,937
ARRK Corp.	11,900	143,435

	Shares	Value (Note 1)
Asahi Breweries Ltd.	81,303	$ 1,192,587
Asahi Glass Co. Ltd.	221,677	2,907,982
Asahi Kasei Corp.	289,727	1,915,142
Asatsu-DK, Inc.	9,400	303,471
Asics Corp.	33,000	412,377
Astellas Pharma, Inc.	124,200	5,035,921
Autobacs Seven Co. Ltd.	5,000	206,568
Bank of Fukuoka Ltd.	138,300	1,063,801
Bank of Kyoto Ltd.	68,000	707,253
Bank of Yokohama Ltd.	278,084	2,198,236
Benesse Corp.	15,700	584,429
Bridgestone Corp.	141,479	3,012,884
Canon Marketing Japan, Inc.	16,000	379,573
Canon, Inc.	247,944	12,317,857
Casio Computer Co. Ltd.	52,100	1,000,771
Central Glass Co. Ltd.	38,000	211,696
Central Japan Railway Co.	359	3,883,726
Chiba Bank Ltd.	178,674	1,663,535
Chiyoda Corp.	35,000	767,707
Chubu Electric Power Co., Inc.	153,964	4,170,582
Chugai Pharmaceutical Co. Ltd.	65,025	1,440,138
Circle K Sunkus Co. Ltd.	11,400	230,632
Citizen Watch Co. Ltd.	92,366	763,193
Coca-Cola West Japan Co. Ltd.	11,900	231,624
COMSYS Holdings Corp.	29,000	339,418
Credit Saison Co. Ltd.	36,052	1,624,559
Csk Holdings Corp.	15,000	643,980
Dai Nippon Printing Co. Ltd.	142,242	2,117,969
Daicel Chemical Industries Ltd.	72,000	545,849
Daido Steel Co. Ltd.	86,000	660,778
Daifuku Co. Ltd.	16,000	201,303
Daiichi Sankyo Co. Ltd.	170,470	4,704,824
Daikin Industries Ltd.	55,694	1,703,151
Dainippon Ink & Chemicals, Inc.	151,995	565,798
Dainippon Screen Manufacturing Co. Ltd.	47,000	395,153
Daito Trust Construction Co.	20,063	1,042,500
Daiwa House Industry Co. Ltd.	123,184	2,006,285
Daiwa Securities Group, Inc.	296,985	3,539,180
Denki Kagaku Kogyo KK	106,358	407,693
Denso Corp.	122,238	4,258,728
Dentsu, Inc.	442	1,283,888
Dowa Mining Co. Ltd.	67,168	612,205
E*TRADE Securities Co. Ltd.	364	443,392
eAccess Ltd. (d)	353	210,787
East Japan Railway Co.	787	5,812,249
Ebara Corp.	91,934	368,848
EDION Corp.	14,700	261,706
Eisai Co. Ltd.	57,278	2,727,408
Electric Power Development Co. Ltd.	37,080	1,383,452
Elpida Memory, Inc. (a)	23,400	1,034,507
FamilyMart Co. Ltd.	16,000	452,489
Fanuc Ltd.	41,372	3,281,003
Fast Retailing Co. Ltd.	12,800	1,193,918
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Fuji Electric Holdings Co. Ltd.	133,153	$ 676,001
Fuji Photo Film Co. Ltd.	111,405	4,065,168
Fuji Soft ABC, Inc.	8,600	253,469
Fuji Television Network, Inc.	181	405,494
Fujikura Ltd.	85,000	1,004,259
Fujitsu Ltd.	434,075	3,479,403
Furukawa Electric Co. Ltd.	142,790	988,869
Glory Ltd.	16,600	308,258
Gunma Bank Ltd.	93,663	719,656
Gunze Ltd.	60,000	352,656
Hakuhodo DY Holdings, Inc.	5,500	368,244
Hankyu Department Stores, Inc.	40,000	318,242
Hanshin Electric Railway Co. Ltd.	43,000	333,685
Haseko Corp. (a)(d)	182,500	652,924
Hikari Tsushin, Inc.	4,900	270,471
Hino Motors Ltd.	58,000	312,245
Hirose Electric Co. Ltd.	6,398	829,486
Hitachi Cable Ltd.	42,000	201,423
Hitachi Capital Corp.	10,900	207,982
Hitachi Chemical Co. Ltd.	23,900	578,185
Hitachi Construction Machinery Co. Ltd.	24,200	533,907
Hitachi High-Technologies Corp.	12,700	335,364
Hitachi Ltd.	784,271	4,967,572
Hokkaido Electric Power Co., Inc.	41,000	1,012,820
Hokuhoku Financial Group, Inc.	270,715	1,065,380
Honda Motor Co. Ltd.	362,660	12,286,920
House Foods Corp.	16,200	264,124
Hoya Corp.	95,516	3,474,197
Ibiden Co. Ltd.	31,900	1,633,110
Index Holdings (d)	206	160,560
Inpex Holdings, Inc.	190	1,683,206
Isetan Co. Ltd.	44,000	742,110
Ishikawajima-Harima Heavy Industries Co. Ltd.	288,185	839,553
Ito En Ltd.	14,900	496,265
Itochu Corp.	351,986	2,953,330
ITOCHU TECHNO-SCIENCE Corp. (CTC)	7,200	347,749
JAFCO Co. Ltd.	7,800	402,641
Japan Airlines Corp. (a)	228,420	433,900
Japan Prime Realty Investment Corp.	99	293,471
Japan Real Estate Investment Corp.	69	593,637
Japan Retail Fund Investment Corp.	74	533,907
Japan Steel Works Ltd.	68,000	482,508
Japan Tobacco, Inc.	1,053	4,009,464
JFE Holdings, Inc.	129,975	5,292,223
JGC Corp.	51,117	918,752
Joyo Bank Ltd.	149,941	906,837
Js Group Corp.	64,159	1,347,178
JSR Corp.	39,616	943,198
JTEKT Corp.	44,500	887,005
Kajima Corp.	215,317	997,763
Kaken Pharmaceutical Co. Ltd.	24,000	175,612

	Shares	Value (Note 1)
Kamigumi Co. Ltd.	55,663	$ 445,702
Kaneka Corp.	70,559	641,910
Kansai Electric Power Co., Inc.	180,736	4,333,846
Kansai Paint Co. Ltd. Osaka	50,000	393,117
Kao Corp.	114,750	3,059,478
Katokichi Co. Ltd.	32,000	275,037
Kawasaki Heavy Industries Ltd.	314,945	995,311
Kawasaki Kisen Kaisha Ltd. (d)	105,000	682,440
KDDI Corp.	557	3,677,116
Keihin Electric Express Railway Co. Ltd. (d)	96,061	661,163
Keio Corp.	128,410	835,685
Keisei Electric Railway Co.	57,000	345,705
Keyence Corp.	8,900	2,053,759
Kikkoman Corp.	28,849	351,412
Kinden Corp.	34,000	274,850
Kintetsu Corp.	365,100	1,178,695
Kirin Brewery Co. Ltd.	182,256	2,532,131
KK daVinci Advisors (a)	202	182,393
Kobe Steel Ltd.	651,000	2,079,518
Kokuyo Co. Ltd.	17,900	280,862
Komatsu Ltd.	205,845	3,761,127
Komori Corp.	15,000	307,296
Konami Corp.	22,300	567,971
Konica Minolta Holdings, Inc.	113,500	1,484,071
Kose Corp.	8,330	263,251
Kubota Corp.	250,864	2,064,267
Kuraray Co. Ltd.	90,486	1,035,932
Kuraya Sanseido, Inc.	38,000	707,270
Kurita Water Industries Ltd.	22,600	401,388
Kyocera Corp.	37,102	3,200,047
Kyowa Hakko Kogyo Co. Ltd.	86,000	630,010
Kyushu Electric Power Co., Inc.	89,170	2,126,803
Lawson, Inc.	13,116	458,074
Leopalace21 Corp.	30,600	1,084,339
Mabuchi Motor Co. Ltd.	5,121	325,856
Makita Corp.	23,200	681,801
Marubeni Corp.	356,244	1,902,679
Marui Co. Ltd.	71,849	1,069,824
Matsui Securities Co. Ltd. (d)	25,900	230,109
Matsumotokiyoshi Co. Ltd.	10,000	242,770
Matsushita Electric Industrial Co. Ltd.	458,073	9,770,697
Matsushita Electric Works Co. Ltd.	82,000	874,518
Meiji Dairies Corp.	73,000	458,290
Meiji Seika Kaisha Ltd.	56,888	286,390
Meitec Corp.	11,900	384,182
Millea Holdings, Inc.	332	6,108,607
Minebea Co. Ltd.	79,008	446,206
Mitsubishi Chemical Holdings Corp.	262,775	1,723,555
Mitsubishi Corp.	314,002	6,392,647
Mitsubishi Electric Corp.	443,106	3,653,704
Mitsubishi Estate Co. Ltd.	270,723	5,834,398
Mitsubishi Gas Chemical Co., Inc.	86,867	947,882
Mitsubishi Heavy Industries Ltd.	738,256	3,094,015
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Mitsubishi Logistics Corp.	26,000	$ 418,587
Mitsubishi Materials Corp.	236,937	1,031,345
Mitsubishi Rayon Co. Ltd.	118,312	816,327
Mitsubishi UFJ Financial Group, Inc.	1,999	27,126,429
Mitsubishi UFJ Securities Co. Ltd.	60,000	804,975
Mitsui & Co. Ltd.	361,123	5,226,355
Mitsui Chemicals, Inc.	155,683	1,094,071
Mitsui Engineering & Shipbuilding Co.	150,000	458,708
Mitsui Fudosan Co. Ltd.	194,677	4,361,348
Mitsui Mining & Smelting Co. Ltd.	148,154	832,928
Mitsui O.S.K. Lines Ltd.	260,285	1,984,370
Mitsui Sumitomo Insurance Co. Ltd.	277,475	3,384,677
Mitsui Trust Holdings, Inc.	143,300	1,677,194
Mitsukoshi Ltd.	83,376	392,750
Mitsumi Electric Co. Ltd.	17,700	239,729
Mizuho Financial Group, Inc.	2,231	18,035,001
Murata Manufacturing Co. Ltd.	46,854	3,224,842
Namco Bandai Holdings, Inc.	45,050	709,549
NEC Corp.	473,951	2,757,430
Nec Electronics Corp. (a)(d)	6,500	219,260
Net One Systems Co. Ltd.	147	221,636
NGK Insulators Ltd.	66,309	904,868
NGK Spark Plug Co. Ltd.	42,000	855,062
NHK Spring Co. Ltd.	35,000	389,369
Nichirei Corp.	57,860	324,306
Nidec Corp.	25,242	1,829,800
Nikko Cordial Corp.	189,563	2,405,970
Nikon Corp.	69,838	1,264,157
Nintendo Co. Ltd.	23,296	4,778,463
Nippon Building Fund, Inc.	100	979,599
Nippon Electric Glass Co. Ltd.	53,000	1,286,682
Nippon Express Co. Ltd.	190,546	1,033,926
Nippon Kayaku Co. Ltd.	41,000	354,836
Nippon Light Metal Co. Ltd.	119,000	306,129
Nippon Meat Packers, Inc.	38,740	433,286
Nippon Mining Holdings, Inc.	202,000	1,479,790
Nippon Oil Corp.	290,129	2,204,481
Nippon Paper Group, Inc.	198	735,363
Nippon Sheet Glass Co. Ltd. (d)	91,000	439,516
Nippon Shokubai Co. Ltd.	33,000	396,635
Nippon Steel Corp.	1,429,661	5,967,323
Nippon Telegraph & Telephone Corp.	1,202	6,053,272
Nippon Yusen KK	247,578	1,533,193
Nishi-Nippon City Bank Ltd.	133,000	645,769
Nishimatsu Construction Co. Ltd.	68,000	253,708
Nissan Chemical Industries Co. Ltd.	38,000	492,985
Nissan Motor Co. Ltd.	529,148	6,024,350
Nisshin Seifun Group, Inc.	45,090	481,646
Nisshin Steel Co. Ltd.	180,000	539,716
Nisshinbo Industries, Inc.	43,000	468,844
Nissin Food Products Co. Ltd.	18,823	634,943
Nitori Co. Ltd.	8,600	400,716

	Shares	Value (Note 1)
Nitto Denko Corp.	37,994	$ 2,728,305
NOK Corp.	26,000	682,141
Nomura Holdings, Inc.	412,547	7,941,530
Nomura Real Estate Office Fund, Inc.	58	452,064
Nomura Research Institute Ltd.	5,900	785,527
NSK Ltd.	105,576	844,464
NTN Corp.	81,611	624,969
NTT Data Corp.	300	1,385,067
NTT DoCoMo, Inc.	4,335	6,720,644
NTT Urban Development Co.	62	483,240
Obayashi Corp.	153,704	1,064,452
Obic Co. Ltd.	2,060	413,948
Odakyu Electric Railway Co. Ltd.	147,000	932,876
Oji Paper Co. Ltd.	181,352	1,028,838
Oki Electric Industry Co. Ltd. (d)	119,000	262,541
Okuma Corp.	29,000	286,801
Okumura Holdings, Inc.	47,000	257,430
Olympus Corp.	53,429	1,583,823
Omron Corp.	54,760	1,273,434
Onward Kashiyama Co. Ltd.	28,000	391,397
Oracle Corp. Japan (d)	8,100	356,029
Oriental Land Co. Ltd.	11,456	655,772
ORIX Corp.	20,998	5,571,683
Osaka Gas Co. Ltd.	483,525	1,779,316
OSG Corp.	16,100	259,202
Otsuka Corp.	3,200	312,654
Park24 Co. Ltd. (d)	9,700	297,457
Pioneer Corp.	36,938	706,383
Promise Co. Ltd.	19,275	861,994
QP Corp.	19,700	181,234
Rakuten, Inc.	1,570	680,719
Resona Holdings, Inc.	1,051	3,312,492
Ricoh Co. Ltd.	154,770	3,038,842
Rinnai Corp.	9,700	269,364
Rohm Co. Ltd.	24,344	2,258,241
Round One Corp.	69	276,247
Ryohin Keikaku Co. Ltd.	5,300	386,005
Sanken Electric Co. Ltd.	23,000	303,676
Sankyo Co. Ltd. (Gunma)	12,100	654,500
Santen Pharmaceutical Co. Ltd.	14,900	368,074
Sanwa Shutter Corp.	42,000	239,704
Sanyo Electric Co. Ltd. (a)(d)	410,382	859,951
Sapporo Breweries Ltd. (d)	51,578	257,901
Sapporo Hokuyo Holdings, Inc.	71	780,187
SBI Holdings, Inc.	2,438	929,345
Secom Co. Ltd.	49,167	2,441,702
Sega Sammy Holdings, Inc.	43,200	1,475,633
Seiko Epson Corp.	28,900	795,153
Seino Holdings Co. Ltd.	39,000	446,825
Sekisui Chemical Co. Ltd.	107,293	941,367
Sekisui House Ltd.	121,467	1,802,423
Seven & I Holdings Co. Ltd.	192,200	6,794,412
SFCG Co. Ltd.	1,560	308,824
Sharp Corp.	231,675	4,144,278
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Shimachu Co. Ltd.	11,100	$ 312,969
Shimamura Co. Ltd.	4,900	483,343
SHIMANO, Inc.	17,600	494,740
SHIMIZU Corp.	142,416	844,342
Shin-Etsu Chemical Co. Ltd.	90,362	5,149,468
Shinko Electric Industries Co.Ltd.	13,900	403,757
Shinko Securities Co. Ltd.	109,000	441,032
Shinsei Bank Ltd.	321,000	1,976,941
Shionogi & Co. Ltd.	68,091	1,223,834
Shiseido Co. Ltd.	79,950	1,586,809
Shizuoka Bank Ltd.	135,274	1,548,688
Showa Denko KK	248,336	1,066,156
Showa Shell Sekiyu KK	41,500	463,448
SMC Corp.	12,471	1,666,766
Softbank Corp. (d)	170,830	2,968,552
Sojitz Corp. (a)	78,100	275,424
Sompo Japan Insurance, Inc.	191,712	2,532,862
Sony Corp.	233,185	10,122,560
Stanley Electric Co. Ltd.	35,725	780,567
Sumco Corp.	10,400	691,000
Sumitomo Bakelite Co. Ltd.	43,000	345,773
Sumitomo Chemical Co. Ltd.	343,334	2,702,335
Sumitomo Corp.	244,842	3,309,887
Sumitomo Electric Industries Ltd.	169,506	2,187,500
Sumitomo Heavy Industries Ltd.	138,822	1,199,076
Sumitomo Metal Industries Ltd.	934,966	3,846,744
Sumitomo Metal Mining Co. Ltd.	128,065	1,805,422
Sumitomo Mitsui Financial Group, Inc.	1,425	16,022,828
Sumitomo Osaka Cement Co. Ltd.	97,144	275,556
Sumitomo Realty & Development Co. Ltd.	89,000	2,623,110
Sumitomo Rubber Industries Ltd.	33,000	351,378
Sumitomo Titanium Corp.	1,900	387,623
Sumitomo Trust & Banking Co. Ltd.	286,344	3,051,376
Suzuken Co. Ltd.	17,260	643,969
T&D Holdings, Inc.	54,500	4,043,571
Taiheiyo Cement Corp.	199,684	751,824
Taisei Corp.	228,594	821,727
Taisho Pharmaceutical Co. Ltd.	35,524	694,472
Taiyo Nippon Sanso Corp. Tokyo	60,000	522,850
Taiyo Yuden Co. Ltd.	22,000	298,905
Takara Holdings, Inc. (d)	28,551	173,405
Takashimaya Co. Ltd.	64,000	806,849
Takeda Pharamaceutical Co. Ltd.	206,042	13,637,261
Takefuji Corp.	26,791	1,444,585
Tanabe Seiyaku Co. Ltd.	48,000	611,679
TDK Corp.	29,625	2,293,890
Teijin Ltd.	196,341	1,053,664
Terumo Corp.	39,712	1,488,418
The Daimaru, Inc.	46,000	567,775
The Goodwill Group, Inc. (d)	375	265,769
The Suruga Bank Ltd.	49,000	621,083
THK Co. Ltd.	28,500	691,895

	Shares	Value (Note 1)
TIS, Inc.	5,600	$ 118,063
Tobu Railway Co. Ltd.	199,297	1,025,388
Toda Corp.	54,762	263,093
Toho Co. Ltd.	33,854	682,011
Toho Titanium Co. Ltd. (d)	5,700	353,473
Tohoku Electric Power Co., Inc.	98,490	2,231,640
Tokai Rika Co. Ltd.	11,700	228,728
Tokuyama Corp.	51,000	706,819
Tokyo Broadcasting System, Inc.	4,700	105,494
Tokyo Electric Power Co.	281,818	8,041,997
Tokyo Electron Ltd.	37,718	2,480,369
Tokyo Gas Co. Ltd.	517,395	2,754,562
Tokyo Seimitsu Co. Ltd.	6,700	323,600
Tokyo Steel Manufacturing Co. Ltd.	25,800	419,323
Tokyo Style Co. Ltd.	22,000	259,364
Tokyo Tatemono Co. Ltd.	68,000	735,636
Tokyu Corp.	247,954	1,649,577
Tokyu Land Corp.	98,000	854,823
TonenGeneral Sekiyu KK	83,856	757,165
Toppan Printing Co. Ltd.	126,013	1,425,489
Toray Industries, Inc.	309,883	2,470,723
Toshiba Corp.	666,880	4,749,024
Tosoh Corp.	103,816	396,180
Toto Ltd.	66,185	673,718
Toyo Seikan Kaisha Ltd.	42,900	873,385
Toyo Suisan Kaisha Ltd.	20,000	304,783
Toyobo Co. Ltd.	128,000	340,185
Toyoda Gosei Co. Ltd.	16,200	344,989
Toyota Industries Corp.	45,186	1,882,189
Toyota Motor Corp.	671,151	36,356,248
Toyota Tsusho Corp.	46,000	1,210,784
Trend Micro, Inc.	22,000	633,417
Ube Industries Ltd.	208,605	570,401
Uni-Charm Corp.	9,260	518,235
Uniden Corp.	16,000	160,961
UNY Co. Ltd.	41,000	582,895
Ushio, Inc.	24,800	557,707
USS Co. Ltd.	5,600	379,710
Wacoal Holdings Corp.	21,000	274,765
West Japan Railway Co.	386	1,647,310
Yahoo! Japan Corp.	3,577	1,342,194
Yakult Honsha Co. Ltd.	24,966	680,533
Yamada Denki Co. Ltd.	19,965	2,142,842
Yamaha Corp.	37,643	780,789
Yamaha Motor Co. Ltd.	41,900	1,117,143
Yamato Holdings Co. Ltd.	83,232	1,296,036
Yamazaki Baking Co. Ltd.	28,000	289,552
Yaskawa Electric Corp. (d)	40,000	461,008
Yokogawa Electric Corp.	52,000	739,725
Zeon Corp.	41,000	471,834
TOTAL JAPAN		649,591,673
Luxembourg - 0.1%
Acergy SA (a)	44,000	776,045
Common Stocks - continued
	Shares	Value (Note 1)
Luxembourg - continued
Metro International SA:
Swedish Depositary Receipt (A Shares) (a)	7,280	$ 9,192
Swedish Depositary Receipt (B Shares) (a)	14,560	18,786
Oriflame Cosmetics SA unit	7,467	257,596
Stolt-Nielsen SA	11,850	291,479
TOTAL LUXEMBOURG		1,353,098
Netherlands - 3.8%
ABN-AMRO Holding NV	421,813	12,047,006
Aegon NV	334,615	5,976,200
Akzo Nobel NV	63,311	3,635,959
ASML Holding NV (a)	111,592	2,461,725
Buhrmann NV	24,286	330,444
Corio NV	10,104	680,273
EADS NV	75,920	2,289,705
Euronext NV	20,736	1,865,001
Fugro NV (Certificaten Van Aandelen) unit	12,000	530,417
Getronics NV	28,788	198,063
Hagemeyer NV (a)	117,897	596,646
Heineken NV (Bearer)	57,478	2,666,534
IHC Caland NV	33,060	906,852
ING Groep NV (Certificaten Van Aandelen)	435,190	18,900,344
James Hardie Industries NV	109,473	560,040
Koninklijke Ahold NV (a)	357,012	3,420,183
Koninklijke KPN NV	449,036	5,540,186
Koninklijke Numico NV	39,423	1,831,447
Koninklijke Philips Electronics NV	291,701	10,011,201
Mittal Steel Co. NV (a)	161,532	5,391,173
Oce NV	18,965	329,237
QIAGEN NV (a)	31,085	445,256
Randstad Holdings NV	11,880	638,507
Reed Elsevier NV	159,393	2,556,763
Rodamco Europe NV	11,981	1,294,777
Royal DSM NV	36,223	1,433,107
STMicroelectronics NV	159,364	2,627,918
TNT NV	94,047	3,536,470
Unilever NV (Certificaten Van Aandelen)	399,026	9,519,142
Vedior NV (Certificaten Van Aandelen)	37,042	685,297
Wereldhave NV	5,124	538,319
Wolters Kluwer NV (Certificaten Van Aandelen)	68,650	1,736,219
TOTAL NETHERLANDS		105,180,411
New Zealand - 0.1%
Auckland International Airport Ltd.	169,844	214,774
Contact Energy Ltd.	73,670	330,640
Fisher & Paykel Appliances Holdings Ltd.	54,002	127,376
Fisher & Paykel Healthcare Corp.	122,393	325,579
Fletcher Building Ltd.	107,360	609,867
Kiwi Income Property Trust	291,378	267,275

	Shares	Value (Note 1)
Sky City Entertainment Group Ltd.	109,855	$ 374,280
Sky Network Television Ltd.	52,975	194,025
Telecom Corp. of New Zealand Ltd.	461,362	1,272,781
The Warehouse Group Ltd.	10,165	33,301
Tower Ltd. (a)	54,640	118,140
Vector Ltd.	24,000	34,595
TOTAL NEW ZEALAND		3,902,633
Norway - 0.8%
Aker Kvaerner ASA	5,800	555,063
Det Norske Oljeselskap ASA (DNO) (A Shares)	169,600	295,106
DnB NOR ASA	156,459	2,023,241
Norsk Hydro ASA	164,630	4,280,380
Norske Skogindustrier ASA (A Shares)	33,300	506,996
Ocean RIG ASA (a)	38,700	241,194
Orkla ASA (A Shares)	46,089	2,260,051
PAN Fish ASA	604,000	585,675
Petrojarl ASA	12,640	135,961
Petroleum Geo-Services ASA (a)	12,640	657,813
ProSafe ASA	10,800	720,080
Schibsted ASA (B Shares)	11,400	334,509
Statoil ASA	151,978	4,098,872
Storebrand ASA (A Shares)	63,850	664,073
TANDBERG ASA	25,950	265,789
TANDBERG Television ASA (a)	19,500	269,128
Telenor ASA	176,908	2,238,704
TGS Nopec Geophysical Co. ASA (a)	22,400	396,849
Tomra Systems AS	42,700	276,255
Yara International ASA	42,117	621,249
TOTAL NORWAY		21,426,988
Portugal - 0.3%
Banco Comercial Portugues SA (Reg.)	502,269	1,544,417
Banco Espirito Santo SA (BES) (Reg.)	47,713	732,947
BPI-SGPS SA	77,418	580,249
Brisa Auto-Estradas de Portugal SA	70,153	722,635
Cimpor-Cimentos de Portugal SGPS SA	50,399	342,227
Energias de Portugal SA	469,400	1,888,381
Jeronimo Martins SGPS SA	9,560	170,986
Portugal Telecom SGPS SA (Reg.)	184,946	2,324,507
PT Multimedia SGPS SA	19,380	239,606
Sonae Industria SGPS SA (a)	11,461	97,794
Sonae SGPS SA	169,057	281,575
TOTAL PORTUGAL		8,925,324
Singapore - 0.8%
Allgreen Properties Ltd.	15,000	13,916
Ascendas Real Estate Investment Trust (A-REIT)	207,100	271,089
CapitaLand Ltd.	285,000	862,017
CapitaMall Trust	139,000	208,445
Chartered Semiconductor Manufacturing Ltd. (a)	416,800	339,002
City Developments Ltd.	119,000	744,813
Common Stocks - continued
	Shares	Value (Note 1)
Singapore - continued
ComfortDelgro Corp. Ltd.	427,784	$ 407,737
Cosco Corp. Singapore Ltd.	116,000	112,775
Creative Technology Ltd. (Singapore)	3,000	19,635
DBS Group Holdings Ltd.	256,361	2,932,167
Fraser & Neave Ltd.	213,150	539,055
Haw Par Corp. Ltd.	6,000	22,494
Jardine Cycle & Carriage Ltd.	38,272	272,373
Keppel Corp. Ltd.	128,000	1,220,016
Keppel Land Ltd.	95,000	268,022
Neptune Orient Lines Ltd.	105,000	128,769
Olam International Ltd.	211,000	214,519
Oversea-Chinese Banking Corp. Ltd.	554,968	2,274,531
Parkway Holdings Ltd.	144,000	219,603
SembCorp Industries Ltd.	206,130	455,811
SembCorp Marine Ltd.	147,000	323,190
Singapore Airlines Ltd.	122,170	1,024,714
Singapore Exchange Ltd.	205,000	518,443
Singapore Land Ltd.	37,000	164,575
Singapore Petroleum Co. Ltd.	24,000	73,811
Singapore Post Ltd.	269,000	174,348
Singapore Press Holdings Ltd.	370,021	935,780
Singapore Technologies Engineering Ltd.	298,161	553,220
Singapore Telecommunications Ltd.	1,640,828	2,575,279
SMRT Corp. Ltd.	112,000	76,149
STATS ChipPAC Ltd. (a)	183,000	117,446
Suntec (REIT)	300,000	247,816
United Overseas Bank Ltd.	265,846	2,635,233
Uol Group Ltd.	195,984	391,034
Venture Corp. Ltd.	56,808	418,728
Want Want Holdings Ltd.	127,000	190,500
Wing Tai Holdings Ltd.	39,000	45,102
TOTAL SINGAPORE		21,992,157
Spain - 3.8%
Abertis Infraestructuras SA	57,270	1,397,781
Acerinox SA (Reg.)	38,691	728,692
Actividades de Construccion y Servicios SA (ACS)	56,706	2,543,537
Aguas de Barcelona SA	11,344	318,293
Altadis SA (Spain)	63,315	3,001,410
Antena 3 Television SA	14,272	328,404
Azucarera Ebro Agricolas SA	19,155	411,068
Banco Bilbao Vizcaya Argentaria SA	789,168	18,071,988
Banco Popular Espanol SA (Reg.)	193,637	3,039,075
Banco Santander Central Hispano SA	1,382,196	21,520,840
Cintra Concesiones de Infrastructuras de Transporte SA	44,333	589,010
Corporacion Mapfre SA (Reg.)	26,209	525,175
Endesa SA	222,411	7,739,323
Fadesa Inmobiliaria SA	10,500	338,736
Fomento Construcciones y Contratas SA (FOCSA)	10,035	782,982

	Shares	Value (Note 1)
Gas Natural SDG SA Series E	44,013	$ 1,473,456
Grupo Acciona SA	6,839	1,045,322
Grupo Auxiliar Metalurgico SA (Gamesa)	38,109	803,175
Grupo Ferrovial SA	14,747	1,146,857
Iberdrola SA	188,912	7,014,147
Iberia Lineas Aereas de Espana SA	118,771	296,730
Inditex SA	50,770	2,290,288
Indra Sistemas SA	24,240	504,044
Inmobiliaria Colonial	7,638	614,059
Metrovacesa SA (d)	12,288	1,163,436
NH Hoteles SA	18,657	405,401
Promotora de Informaciones SA (PRISA)	23,734	392,567
Repsol YPF SA	212,127	6,092,301
Sogecable SA (a)	7,955	261,627
Telefonica SA	1,034,115	17,728,217
Union Fenosa SA	30,446	1,330,543
Vallehermoso SA	25,664	990,367
Zeltia SA (a)(d)	33,770	252,674
TOTAL SPAIN		105,141,525
Sweden - 2.3%
Alfa Laval AB	21,200	700,640
Assa Abloy AB (B Shares)	68,043	1,192,452
Atlas Copco AB:
(A Shares)	77,880	2,004,281
(B Shares)	50,255	1,213,587
Axfood AB	10,600	323,991
Billerud AB	11,200	173,097
Boliden AB	68,900	1,293,040
Capio AB (a)	22,058	372,869
Castellum AB	30,000	322,901
D. Carnegie & Co. AB	15,790	281,077
Electrolux AB (B Shares)	57,769	892,826
Elekta AB (B Shares)	21,794	384,947
Eniro AB	39,615	463,290
Fabege AB	19,965	396,721
Getinge AB (B Shares)	46,600	848,816
Hennes & Mauritz AB (H&M) (B Shares)	110,971	4,310,639
Hoganas AB (A Shares)	5,300	136,032
Holmen AB (B Shares)	13,200	552,823
Husqvarna AB (B Shares) (a)	57,769	623,782
Kungsleden AB	38,210	370,405
Lundin Petroleum AB (a)(d)	53,200	589,129
Modern Times Group AB (MTG) (B Shares)	10,400	542,474
Nobia AB	10,100	313,587
Nordea Bank AB	498,073	6,254,435
OMX AB	20,400	309,654
Sandvik AB	234,030	2,559,320
SAS AB (a)	19,600	239,361
Scania AB (B Shares)	21,104	1,001,791
Securitas AB (B Shares)	70,008	1,231,719
Common Stocks - continued
	Shares	Value (Note 1)
Sweden - continued
Skandinaviska Enskilda Banken AB (A Shares)	109,275	$ 2,827,326
Skanska AB (B Shares)	90,269	1,420,029
SKF AB (B Shares)	93,000	1,328,241
SSAB Swedish Steel AB:
(A Shares)	28,757	553,569
(B Shares)	20,007	364,426
Svenska Cellulosa AB (SCA) (B Shares)	43,704	1,872,563
Svenska Handelsbanken AB (A Shares)	117,964	3,076,557
Swedish Match Co.	69,150	1,168,912
TELE2 AB (B Shares)	66,359	657,015
Telefonaktiebolaget LM Ericsson (B Shares)	3,445,573	11,508,214
Telelogic AB (a)	49,000	92,634
TeliaSonera AB	428,635	2,649,838
Trelleborg AB (B Shares)	17,600	342,441
Volvo AB:
(A Shares)	22,140	1,284,687
(B Shares)	50,322	2,860,941
Wihlborgs Fastigheter AB	5,106	81,027
WM-Data AB (B Shares)	84,000	294,420
TOTAL SWEDEN		62,282,526
Switzerland - 6.9%
ABB Ltd. (Reg.)	457,210	6,074,091
Adecco SA (Reg.)	31,207	1,824,444
Ciba Specialty Chemicals, Inc.	18,111	1,014,669
Clariant AG (Reg.)	50,688	617,795
Compagnie Financiere Richemont unit	120,740	5,749,057
Credit Suisse Group (Reg.)	273,578	15,293,010
Geberit AG (Reg.)	969	1,129,070
Givaudan AG	1,516	1,222,581
Holcim Ltd. (Reg.)	46,548	3,770,891
Kudelski SA (Bearer)	4,500	131,815
Kuehne & Nagel International AG	13,500	949,399
Kuoni Reisen Holding AG Class B (Reg.)	863	452,291
Logitech International SA (Reg.) (a)	46,566	1,006,464
Lonza Group AG	9,221	601,646
Micronas Semiconductor Holding AG	8,111	187,172
Nestle SA (Reg.)	93,930	32,303,464
Nobel Biocare Holding AG (Switzerland)	5,828	1,420,655
Novartis AG (Reg.)	541,129	30,909,288
Phonak Holding AG	10,852	648,104
PSP Swiss Property AG	12,140	630,822
Rieter Holding AG (Reg.)	1,294	557,260
Roche Holding AG (participation certificate)	162,890	30,031,479
Schindler Holding AG (participation certificate)	13,110	683,889
Serono SA Series B	991	690,890
SIG Holding AG	1,512	359,971
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	1,150	1,051,231

	Shares	Value (Note 1)
Straumann Holding AG	2,541	$ 527,525
Sulzer AG (Reg.)	1,100	891,119
Swiss Reinsurance Co. (Reg.)	77,695	5,927,976
Swisscom AG:
warrants 9/13/06	4,030	10,249
(Reg.)	4,526	1,517,922
Syngenta AG (Switzerland)	24,239	3,576,464
The Swatch Group AG:
(Bearer)	7,277	1,420,277
(Reg.)	18,245	720,490
UBS AG (Reg.)	478,719	27,176,878
Unaxis Holding AG (Reg.) (a)	1,400	412,936
Zurich Financial Services AG (Reg.)	33,430	7,619,334
TOTAL SWITZERLAND		189,112,618
United Kingdom - 23.7%
3i Group PLC	110,548	2,002,907
Aegis Group PLC	170,932	415,801
Aggreko PLC	43,472	233,432
Alliance Boots PLC	186,605	2,739,547
AMEC PLC	78,853	484,978
Amvescap PLC	177,578	1,832,693
Anglo American PLC (United Kingdom)	331,285	14,332,147
ARM Holdings PLC	281,113	635,647
Arriva PLC	38,420	435,287
AstraZeneca PLC (United Kingdom)	363,962	23,708,543
Aviva PLC	589,894	8,289,560
BAE Systems PLC	732,944	5,170,829
Balfour Beatty PLC	99,102	704,342
Barclays PLC	1,505,392	19,043,256
Barratt Developments PLC	52,258	988,603
BBA Group PLC	110,979	563,170
Bellway PLC	25,815	597,241
Berkeley Group Holdings PLC unit (a)	21,080	514,588
BG Group PLC	807,046	10,549,697
BHP Billiton PLC	561,799	10,708,193
BOC Group PLC	58,351	1,794,411
Bovis Homes Group PLC	24,234	386,466
BP PLC	4,692,473	53,220,604
Brambles Industries PLC	161,470	1,414,330
British Airways PLC (a)	135,351	1,060,072
British American Tobacco PLC	362,877	10,115,221
British Land Co. PLC	117,108	3,043,830
British Sky Broadcasting Group PLC (BSkyB)	260,497	2,780,222
Brixton PLC	53,669	538,051
BT Group PLC	1,926,943	9,068,216
Bunzl PLC	83,026	1,031,563
Burberry Group PLC	101,546	925,222
Cable & Wireless PLC	544,736	1,273,236
Cadbury Schweppes PLC	481,433	5,124,468
Capita Group PLC	142,770	1,487,050
Carnival PLC	40,249	1,736,346
Carphone Warehouse Group PLC	81,500	436,467
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Cattles PLC	68,552	$ 428,802
Centrica PLC	842,622	4,733,212
Charter PLC (a)	33,800	493,643
Close Brothers Group PLC	28,237	491,435
Cobham PLC	281,340	920,088
Collins Stewart Tullett PLC	43,500	646,492
Compass Group PLC	495,827	2,409,889
Cookson Group PLC	47,342	492,649
Corus Group PLC	206,650	1,543,475
CSR PLC (a)	26,200	584,696
Daily Mail & General Trust PLC Class A	71,525	784,479
Davis Service Group PLC	40,468	373,149
De La Rue PLC	39,790	406,864
Diageo PLC	646,092	11,548,923
DSG International PLC	414,326	1,617,325
Electrocomponents PLC	104,190	474,160
EMAP PLC	57,428	782,957
EMI Group PLC	192,287	980,349
Enterprise Inns PLC	73,282	1,428,889
First Choice Holidays PLC	96,981	391,954
FirstGroup PLC	80,965	719,972
FKI PLC	137,084	252,545
Friends Provident PLC	418,761	1,483,134
Gallaher Group PLC	152,075	2,633,945
George Wimpey PLC	82,986	791,669
GKN PLC	149,956	870,893
GlaxoSmithKline PLC	1,348,196	38,275,378
Great Portland Estates PLC	40,138	431,823
Group 4 Securicor PLC (United Kingdom)	232,905	771,666
GUS PLC	200,419	3,722,780
Hammerson PLC	62,137	1,505,007
Hanson PLC	166,946	2,104,433
Hays PLC	325,290	843,934
HBOS PLC	881,812	16,841,396
HMV Group PLC	76,140	220,373
HSBC Holdings PLC (United Kingdom) (Reg.)	2,660,293	48,385,518
Icap PLC	113,435	999,527
IMI PLC	84,356	812,368
Imperial Chemical Industries PLC	262,248	1,858,866
Imperial Tobacco Group PLC	160,103	5,517,968
Inchcape PLC	107,095	1,012,487
InterContinental Hotel Group PLC	87,962	1,539,259
International Power PLC	337,249	2,038,898
Intertek Group PLC	35,117	462,058
Invensys PLC (a)	194,963	753,615
Investec PLC	13,800	703,705
ITV PLC	981,348	1,976,080
Johnson Matthey PLC	47,310	1,190,027
Kelda Group PLC	82,991	1,303,725
Kesa Electricals PLC	119,313	703,153
Kingfisher PLC	548,141	2,463,233

	Shares	Value (Note 1)
Ladbrokes PLC	147,244	$ 1,071,732
Land Securities Group PLC	105,816	3,816,212
Legal & General Group PLC	1,461,276	3,658,973
Liberty International PLC	55,452	1,200,546
Lloyds TSB Group PLC	1,299,467	12,903,892
LogicaCMG PLC	253,907	753,015
London Stock Exchange Group PLC	41,081	901,927
Man Group PLC	405,072	3,256,890
Marks & Spencer Group PLC	390,046	4,400,534
Meggitt PLC	102,033	610,544
Meinl European Land Ltd. (a)	33,030	713,059
MFI Furniture Group PLC	108,759	174,994
Michael Page International PLC	68,100	447,695
Misys PLC	113,341	533,611
Mitchells & Butlers PLC	113,748	1,212,922
National Express Group PLC Class L	34,443	540,745
National Grid PLC	629,356	7,645,717
Next PLC	57,094	1,812,288
Old Mutual PLC	1,187,932	3,704,026
Pearson PLC	180,258	2,563,990
Persimmon PLC	65,607	1,555,323
Premier Farnell PLC	119,063	425,655
Provident Financial PLC	55,645	694,015
Prudential PLC	561,801	6,306,196
Punch Taverns Ltd.	62,350	1,097,601
Rank Group PLC	167,958	682,810
Reckitt Benckiser PLC	138,955	5,768,087
Reed Elsevier PLC	282,791	3,034,315
Rentokil Initial PLC	406,149	1,161,986
Resolution PLC	160,102	1,813,906
Reuters Group PLC	315,266	2,425,268
Rexam PLC	128,831	1,332,053
Rio Tinto PLC (Reg.)	244,080	12,292,509
Rolls-Royce Group PLC	405,171	3,365,696
Royal & Sun Alliance Insurance Group PLC	678,462	1,789,272
Royal Bank of Scotland Group PLC	741,149	25,148,633
Royal Dutch Shell PLC:
Class A (United Kingdom)	893,583	30,967,592
Class B	639,206	22,870,847
SABMiller PLC	208,860	4,114,214
Sage Group PLC	274,028	1,248,384
Sainsbury (J) PLC	338,367	2,296,935
Schroders PLC	38,466	665,797
Scottish & Newcastle PLC	184,134	1,930,156
Scottish & Southern Energy PLC	196,147	4,496,859
Scottish Power PLC	338,225	3,996,213
Serco Group PLC	94,205	631,419
Severn Trent PLC	81,439	2,039,198
Signet Group PLC	370,206	754,273
Slough Estates PLC	106,911	1,337,485
Smith & Nephew PLC	222,751	1,932,592
Smiths Group PLC	123,939	2,029,587
Sportingbet PLC	77,700	374,690
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
SSL International PLC	52,196	$ 288,725
Stagecoach Group PLC	148,026	326,962
Standard Life PLC	488,047	2,444,098
Tate & Lyle PLC	111,135	1,550,100
Taylor Woodrow PLC	132,983	868,543
Tesco PLC	1,834,808	13,180,171
Tomkins PLC	196,166	1,062,691
Travis Perkins PLC	24,435	784,460
Trinity Mirror PLC	58,155	504,955
Unilever PLC	281,337	6,774,612
United Business Media PLC	64,878	762,226
United Utilities PLC	205,341	2,684,215
Vodafone Group PLC	12,216,724	26,498,139
Whitbread PLC	49,424	1,151,915
William Hill PLC	90,817	1,098,965
Wolseley PLC	138,562	3,021,000
WPP Group PLC	276,271	3,354,491
Xstrata PLC	103,888	4,664,556
Yell Group PLC	180,746	1,824,088
TOTAL UNITED KINGDOM		649,456,891
United States of America - 0.1%
Synthes, Inc.	11,249	1,228,460
TOTAL COMMON STOCKS (Cost $2,228,770,260)		2,690,614,685
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.2%
Henkel KGaA	13,904	1,775,858
Porsche AG (non-vtg.)	1,855	1,901,800
ProSiebenSat.1 Media AG	19,647	527,600
RWE AG (non-vtg.)	9,900	818,364
Volkswagen AG	25,160	1,429,300
TOTAL GERMANY		6,452,922
Italy - 0.2%
Banca Intesa Spa (Risp)	212,849	1,356,693
Telecom Italia Spa (Risp)	1,394,718	3,430,872
UNIPOL Assicurazioni Spa	187,400	566,148
TOTAL ITALY		5,353,713
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $9,083,696)		11,806,635
Government Obligations - 0.3%
Principal Amount
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 4.87% to 4.93% 9/21/06 (e) (Cost $6,980,254)	$ 7,000,000	$ 6,980,439
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 5.31% (b)	77,753,843	77,753,843
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	16,627,713	16,627,713
TOTAL MONEY MARKET FUNDS (Cost $94,381,556)		94,381,556
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $2,339,215,766)		2,803,783,315
NET OTHER ASSETS - (2.3)%		(62,763,631)
NET ASSETS - 100%		$ 2,741,019,684
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
23 CAC 40 Index Contracts (France)	Sept. 2006	$ 1,522,591	$ 33,321
3 DAX 100 Index Futures (Germany)	Sept. 2006	563,183	21,312
217 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Sept. 2006	10,592,577	757,728
101 FTSE 100 Index Contracts (United Kingdom)	Sept. 2006	11,353,561	460,345
14 Nikkei 225 Index Contracts (Japan)	Dec. 2006	1,124,200	5,630
40 Nikkei 225 Index Futures Contracts (Japan)	Sept. 2006	3,217,000	233,950
65 OMX Index Contracts (Sweden)	Sept. 2006	890,221	14,850
32 Share Price Index 200 Contracts (Australia)	Sept. 2006	3,117,727	105,463
6 TOPIX 150 Index Contracts (Japan)	Dec. 2006	832,318	8,331
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased - continued
Equity Index Contracts - continued
16 TOPIX 150 Index Contracts (Japan)	Sept. 2006	$ 2,227,693	$ 164,215
TOTAL EQUITY INDEX CONTRACTS		$ 35,441,071	$ 1,805,145

The face value of futures purchased as a percentage of net assets - 1.3%
Forward Foreign Currency Contracts
	Settlement Dates	Value (Note 1)
Contracts to Buy
4,210,800 AUD	Oct. 2006	$ 3,212,066	58,603
9,913,695 EUR	Oct. 2006	12,738,702	105,153
5,986,775 GBP	Oct. 2006	11,407,433	365,580
866,776,175 JPY	Oct. 2006	7,433,629	(48,649)
6,487,000 SEK	Oct. 2006	898,497	3,600
		$ 35,690,327	$ 484,287
(Payable Amount $35,206,040)

The value of contracts to buy as a percentage of net assets - 1.3%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,980,439.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,311,355
Fidelity Securities Lending Cash Central Fund	233,883
Total	$ 1,545,238
Income Tax Information
At February 28, 2006, the fund had a capital loss carryforward of approximately $26,766,843 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,822,078) - See accompanying schedule: Unaffiliated issuers (cost $2,244,834,210)	$ 2,709,401,759
Affiliated Central Funds (cost $94,381,556)	94,381,556
Total Investments (cost $2,339,215,766)		$ 2,803,783,315
Cash		327
Foreign currency held at value (cost $10,156,157)		10,189,966
Receivable for investments sold		2,361,754
Unrealized appreciation on foreign currency contracts		484,287
Receivable for fund shares sold		9,286,720
Dividends receivable		7,244,893
Interest receivable		309,895
Receivable from investment adviser for expense reductions		219,179
Other receivables		27,672
Total assets		2,833,908,008

Liabilities
Payable for investments purchased	$ 58,021,115
Payable for closed foreign currency contracts	292,093
Payable for fund shares redeemed	17,503,763
Accrued management fee	373,326
Payable for daily variation on futures contracts	24,044
Other affiliated payables	46,270
Collateral on securities loaned, at value	16,627,713
Total liabilities		92,888,324

Net Assets		$ 2,741,019,684
Net Assets consist of:
Paid in capital		$ 2,260,797,871
Undistributed net investment income		49,156,195
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(35,873,443)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		466,939,061
Net Assets		$ 2,741,019,684
Investor Class: Net Asset Value, offering price and redemption price per share ($1,924,199,800÷ 47,337,421 shares)		$ 40.65
Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($816,819,884 ÷ 20,092,252 shares)		$ 40.65

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$ 52,395,393
Interest		207,946
Income from affiliated Central Funds (including $233,883 from security lending)		1,545,238
		54,148,577
Less foreign taxes withheld		(4,208,037)
Total income		49,940,540

Expenses
Management fee	$ 2,022,205
Transfer agent fees	250,949
Independent trustees' compensation	3,781
Miscellaneous	4,086
Total expenses before reductions	2,281,021
Expense reductions	(1,228,424)	1,052,597
Net investment income (loss)		48,887,943
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,747,494
Foreign currency transactions	1,907,264
Futures contracts	(2,209,828)
Total net realized gain (loss)		16,444,930
Change in net unrealized appreciation (depreciation) on: Investment securities	117,351,010
Assets and liabilities in foreign currencies	1,205,480
Futures contracts	2,286,911
Total change in net unrealized appreciation (depreciation)		120,843,401
Net gain (loss)		137,288,331
Net increase (decrease) in net assets resulting from operations		$ 186,176,274

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 48,887,943	$ 34,774,634
Net realized gain (loss)	16,444,930	12,073,637
Change in net unrealized appreciation (depreciation)	120,843,401	215,132,978
Net increase (decrease) in net assets resulting from operations	186,176,274	261,981,249
Distributions to shareholders from net investment income	(6,355,349)	(28,024,338)
Distributions to shareholders from net realized gain	-	(2,603,383)
Total distributions	(6,355,349)	(30,627,721)
Share transactions - net increase (decrease)	525,392,048	623,019,068
Redemption fees	228,319	224,559
Total increase (decrease) in net assets	705,441,292	854,597,155

Net Assets
Beginning of period	2,035,578,392	1,180,981,237
End of period (including undistributed net investment income of $49,156,195 and undistributed net investment income of $10,008,763, respectively)	$ 2,741,019,684	$ 2,035,578,392

Financial Highlights - Investor Class

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 F	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 37.60	$ 32.69	$ 28.41	$ 18.91	$ 23.41	$ 29.38
Income from Investment Operations
Net investment income (loss) D	.80	.85	.64	.47	.41	.41
Net realized and unrealized gain (loss)	2.36	4.72	4.25	9.57	(4.52)	(6.07)
Total from investment operations	3.16	5.57	4.89	10.04	(4.11)	(5.66)
Distributions from net investment income	(.11)	(.60)	(.55)	(.55)	(.39)	(.32)
Distributions from net realized gain	-	(.07)	(.07)	-	-	-
Total distributions	(.11)	(.67)	(.62)	(.55)	(.39)	(.32)
Redemption fees added to paid in capital D	- G	.01	.01	.01	- G	.01
Net asset value, end of period	$ 40.65	$ 37.60	$ 32.69	$ 28.41	$ 18.91	$ 23.41
Total Return B, C	8.41%	17.23%	17.41%	53.55%	(17.65)%	(19.26)%
Ratios to Average Net Assets E
Expenses before reductions	.20% A	.20%	.58%	.60%	.58%	.56%
Expenses net of fee waivers, if any	.10% A	.10%	.25%	.47%	.40%	.35%
Expenses net of all reductions	.10% A	.10%	.25%	.47%	.39%	.35%
Net investment income (loss)	4.10% A	2.54%	2.19%	1.99%	1.87%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,924,200	$ 1,440,236	$ 1,180,981	$ 556,578	$ 327,245	$ 305,235
Portfolio turnover rate	5% A	2%	6%	31%	19%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2006	Year ended February 28,
	(Unaudited)	2006 E
Selected Per-Share Data
Net asset value, beginning of period	$ 37.61	$ 33.92
Income from Investment Operations
Net investment income (loss) D	.81	.18
Net realized and unrealized gain (loss)	2.34	4.03
Total from investment operations	3.15	4.21
Distributions from net investment income	(.11)	(.52)
Redemption fees added to paid in capital D	- G	- G
Net asset value, end of period	$ 40.65	$ 37.61
Total Return B, C	8.39%	12.49%
Ratios to Average Net Assets F
Expenses before reductions	.17% A	.17% A
Expenses net of fee waivers, if any	.07% A	.07% A
Expenses net of all reductions	.07% A	.07% A
Net investment income (loss)	4.13% A	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 816,820	$ 595,342
Portfolio turnover rate	5% A	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Investor Class and Fidelity Advantage Class (Advantage Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions. Certain Funds may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by affiliates of Fidelity Management & Research Company (FMR) and its affiliates.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, each Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Spartan Total Market Index	$ 3,908,601,434	$ 955,837,254	$ (392,547,877)	$ 563,289,377
Spartan Extended Market Index	2,367,774,433	544,127,478	(269,122,140)	275,005,338
Spartan International Index	2,364,286,313	540,224,984	(100,727,982)	439,497,002

Short-Term Trading (Redemption) Fees. Shares held in the Funds less than 90 days are subject to a redemption fee equal to .50%, .75% and 1.00% of the amount invested in Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Funds and accounted for as an addition to paid in capital.

Spartan Extended Market Index and Spartan International Index also receive their allocable share of redemption fees attributable to redemptions from the Fidelity Four-in-One Index Fund. For the period these fees totaled $4,098 and $5,464, respectively.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

2. Operating Policies.

Forward Foreign Currency Contracts. Spartan International Index Fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the Fund's currency exposure. Contracts to sell generally are used to hedge the Fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset: otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the Schedule of Investments under the caption "Forward Foreign Currency Contracts."

Semiannual Report

2. Operating Policies - continued

Futures Contracts. Certain Funds may use futures contracts to manage their exposure to the stock markets and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in each applicable fund's Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. Certain Funds may invest in swaps for the purpose of managing their market exposure. A swap is an agreement to exchange one payment stream for another, for a set period of time. Payments are based on a notional principal amount and are settled periodically. Total return swaps usually involve commitments to pay interest in exchange for the return of an equity security. A fund will make periodic payments based on a notional principal amount to the counterparty and will receive payments from the counterparty representing dividends of the underlying security. Periodic payments received or made by each applicable Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon expiration or termination of the swap agreement based on the change in value of the underlying equity security.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on each applicable Funds Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in each applicable Fund's Schedule of Investments under the caption "Swap Agreements".

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Total Market Index	604,702,680	86,132,783
Spartan Extended Market Index	411,539,079	185,203,344
Spartan International Index	644,610,284	54,294,277

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .07%, .07% and .17% of average net assets for Spartan Total Market Index, Spartan Extended Index and Spartan International Index funds, respectively. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

In addition, under the expense contract, FMR pays class-level expenses of each Investor Class and Advantage Class so that the total expenses do not exceed certain amounts of each class' average net assets with certain exceptions, as noted in the following table:

	Investor Class	Advantage Class
Spartan Total Market Index	.10%	.07%
Spartan Extended Market Index	.10%	.07%
Spartan International Market Index	.20%	.17%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is each Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives asset-based fees of .06% and .03% of average net assets for each Fund's Investor Class and Advantage Class, respectively. Under the expense contract, each Investor Class pays transfer agent fees at an annual rate of .03%, and each Advantage Class pays no transfer agent fees. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds. Certain Funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Spartan Total Market Index	$ 5,334
Spartan Extended Market Index	3,021
Spartan International Index	2,972

During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from affiliated central funds.

7. Expense Reductions.

FMR voluntarily agreed to reimburse Spartan International Index to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Spartan International Index
Investor Class	.10%	$ 840,563
Advantage Class	.07%	354,653

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

	Transfer Agent expense reduction	Fund Level expense reduction
Spartan Total Market Index	$ 34,248	$ 9,989
Spartan Extended Market Index	43,516	17,884
Spartan International Index	33,150	58

Semiannual Report

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Four-in-One Index Fund was the owner of record of approximately 11% and 10% of the total outstanding shares of Spartan Extended Market Index Fund and Spartan International Index Fund, respectively.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2006	Year ended February 28, 2006 A
Spartan Total Market Index
From net investment income
Investor Class	$ 6,368,167	$ 31,243,077
Advantage Class	5,712,264	18,990,028
Total	$ 12,080,431	$ 50,233,105
Spartan Extended Market Index
From net investment income
Investor Class	3,380,831	13,602,704
Advantage Class	1,510,392	4,565,268
Total	$ 4,891,223	$ 18,167,972
From net realized gain
Investor Class	13,522,936	3,889,725
Advantage Class	5,807,108	1,563,288
Total	$ 19,330,044	$ 5,453,013
Spartan International Index
From net investment income
Investor Class	4,452,557	20,816,606
Advantage Class	1,902,792	7,207,732
Total	$ 6,355,349	$ 28,024,338
From net realized gain
Investor Class	-	2,603,383
Total	$ -	$ 2,603,383

A Distributions for Advantage Class are for the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2006	Year ended February 28, 2006 A	Six months ended August 31, 2006	Year ended February 28, 2006 A
Spartan Total Market Index
Investor Class
Shares sold	13,246,862	27,503,962	$ 476,795,048	$ 929,047,540
Initial Conversions to Advantage Class	-	(39,428,740)	-	(1,303,157,204)
Reinvestment of distributions	166,929	859,861	6,077,882	29,592,057
Shares redeemed	(7,857,066)	(20,208,817)	(282,447,812)	(709,055,002)
Net increase (decrease)	5,556,725	(31,673,734)	$ 200,425,118	$ (1,053,572,609)
Advantage Class
Shares sold	10,858,750	19,799,986	$ 390,151,499	$ 395,534,563
Initial Conversions to Advantage Class	-	39,428,740	-	1,303,157,204
Reinvestment of distributions	140,496	482,273	5,115,474	16,976,010
Shares redeemed	(4,446,910)	(11,262,719)	(160,029,302)	(92,318,292)
Net increase (decrease)	6,552,336	48,596,460	$ 235,237,671	$ 1,623,349,485
Spartan Extended Market Index
Investor Class
Shares sold	8,682,463	19,799,986	$ 317,420,490	$ 666,017,298
Initial Conversions to Advantage Class	-	(14,548,461)	-	(474,291,836)
Reinvestment of distributions	439,382	491,415	16,441,620	16,969,419
Shares redeemed	(6,525,319)	(11,262,719)	(235,665,226)	(377,629,738)
Net increase (decrease)	2,596,526	(5,519,779)	$ 98,196,884	$ (168,934,857)
Advantage Class
Shares sold	4,590,817	3,542,936	$ 167,593,736	$ 125,830,995
Initial Conversions to Advantage Class	-	14,548,461	-	474,291,836
Reinvestment of distributions	177,398	160,809	6,638,229	5,658,853
Shares redeemed	(1,958,444)	(1,024,689)	(70,552,517)	(36,199,962)
Net increase (decrease)	2,809,771	17,227,517	$ 103,679,448	$ 569,581,722
Spartan International Index
Investor Class
Shares sold	14,853,348	24,024,661	$ 585,671,172	$ 818,982,803
Initial Conversions to Advantage Class	-	(11,894,813)	-	(403,343,187)
Reinvestment of distributions	108,206	636,980	4,256,834	22,219,480
Shares redeemed	(5,924,449)	(10,588,847)	(232,481,010)	(359,116,578)
Net increase (decrease)	9,037,105	2,177,981	$ 357,446,996	$ 78,742,518
Advantage Class
Shares sold	5,664,541	5,248,631	$ 222,879,187	$ 189,741,573
Initial Conversions to Advantage Class	-	11,894,813	-	403,343,187
Reinvestment of distributions	42,988	174,574	1,691,153	6,256,729
Shares redeemed	(1,446,431)	(1,486,864)	(56,625,288)	(55,064,939)
Net increase (decrease)	4,261,098	15,831,154	$ 167,945,052	$ 544,276,550

A Share transactions for Advantage Class are for the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Total Market Index Fund / Spartan Extended Market Index Fund / Spartan International Index Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for Investor Class, as well as each fund's relative investment performance for Investor Class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the cumulative total returns of Investor Class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (Fidelity Advantage Class of each fund had less than one year of performance as of December 31, 2005.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of Investor Class.

Spartan Total Market Index Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Investor Class of the fund was in the second quartile for the one- and five-year periods and the first quartile for the three-year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds with broader investment mandates than those of the fund, which is managed to track the performance of a specified broad securities index. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark. The Board considered that, unlike the benchmark, the fund has fees and transaction costs.

Semiannual Report

Spartan Extended Market Index Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Investor Class of the fund was in the first quartile for all the periods shown. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds with broader investment mandates than those of the fund, which is managed to track the performance of a specified broad securities index. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown, but considered that, unlike the benchmark, the fund has fees and transaction costs.

Spartan International Index Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Investor Class of the fund was in the third quartile for the one-year period and the second quartile for the three- and five-year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds with broader investment mandates than those of the fund, which is managed to track the performance of a specified securities index. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark. The Board considered that, unlike the benchmark, the fund has fees and transaction costs.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 12% would mean that 88% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Spartan Total Market Index Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective October 1, 2005) that lowered the fund's management fee from 10 basis points to 7 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower fee were in effect for the entire year.

Semiannual Report

Spartan Extended Market Index Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective October 1, 2005) that lowered the fund's management fee from 10 basis points to 7 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower fee were in effect for the entire year.

Spartan International Index Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective October 1, 2005) that lowered the fund's management fee from 20 basis points to 17 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the contractual arrangements described below. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board also considered that it had approved contractual arrangements for each fund (effective October 1, 2005) that (i) oblige FMR to pay all class-level expenses of Investor Class of each fund and limit the total expenses of Investor Class to 10 basis points for each of Spartan Total Market Index Fund and Spartan Extended Market Index Fund and 20 basis points for Spartan International Index Fund, and (ii) oblige FMR to pay all class-level expenses of Fidelity Advantage Class of each fund and limit the total expenses of Fidelity Advantage Class to 7 basis points for each of Spartan Total Market Index Fund and Spartan Extended Market Index Fund and 17 basis points for Spartan International Index Fund. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. In addition, the Board considered that FMR voluntarily agreed to further limit the total expenses of Investor Class and Fidelity Advantage Class of Spartan International Index Fund to 10 basis points and 7 basis points, respectively.

The Board noted that the total expenses of each class of each fund ranked below its competitive median for 2005. The Board considered that each class's total expenses reflect the contractual arrangements (and, for Spartan International Index Fund, the further voluntary arrangements) for 2005, as if the contractual arrangements (and, for Spartan International Index Fund, the further voluntary arrangements) were in effect for the entire year.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburg, PA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SIF-USAN-1006
1.790950.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan® Short-Term Treasury Bond Index Fund

Spartan Intermediate Treasury Bond Index Fund

Spartan Long-Term Treasury Bond Index Fund

Semiannual Report

August 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan Short-Term Treasury Bond Index Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Intermediate Treasury Bond Index Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Long-Term Treasury Bond Index Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period* March 1, 2006 to August 31, 2006
Spartan Short-Term Treasury Bond Index Fund
Investor Class
Actual	$ 1,000.00	$ 1,020.50	$ 1.02
Hypothetical A	$ 1,000.00	$ 1,024.20	$ 1.02
Fidelity Advantage Class
Actual	$ 1,000.00	$ 1,021.10	$ .51
Hypothetical A	$ 1,000.00	$ 1,024.70	$ .51
Spartan Intermediate Treasury Bond Index Fund
Investor Class
Actual	$ 1,000.00	$ 1,016.70	$ 1.02
Hypothetical A	$ 1,000.00	$ 1,024.20	$ 1.02
Fidelity Advantage Class
Actual	$ 1,000.00	$ 1,017.20	$ .51
Hypothetical A	$ 1,000.00	$ 1,024.70	$ .51
Spartan Long-Term Treasury Bond Index Fund
Investor Class
Actual	$ 1,000.00	$ 998.90	$ 1.01
Hypothetical A	$ 1,000.00	$ 1,024.20	$ 1.02
Fidelity Advantage Class
Actual	$ 1,000.00	$ 999.40	$ .50
Hypothetical A	$ 1,000.00	$ 1,024.70	$ .51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below) ; multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

Annualized Expense Ratio
Spartan Short-Term Treasury Bond Index Fund
Investor Class	.20%
Fidelity Advantage Class	.10%
Spartan Intermediate Treasury Bond Index Fund
Investor Class	.20%
Fidelity Advantage Class	.10%
Spartan Long-Term Treasury Bond Index Fund
Investor Class	.20%
Fidelity Advantage Class	.10%

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Investment Changes

Coupon Distribution as of August 31, 2006
	% of fund's investments	% of fund's investments 6 months ago
Less than 3%	1.5	38.2
3 - 3.99%	23.8	27.2
4 - 4.99%	56.2	15.3
6 - 6.99%	18.2	19.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of August 31, 2006
6 months ago
Years	2.7	2.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2006
6 months ago
Years	2.3	2.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2006	As of February 28, 2006
U.S. Treasury Obligations 99.3%	U.S. Treasury Obligations 99.3%
Short-Term Investments and Net Other Assets 0.7%	Short-Term Investments and Net Other Assets 0.7%

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.3%
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - 99.3%
U.S. Treasury Notes:
2.75% 8/15/07	$ 2,037,000	$ 1,994,349
3% 11/15/07	1,000	978
3% 2/15/09	17,893,000	17,183,578
3.125% 10/15/08	3,405,000	3,293,939
3.25% 8/15/08	553,000	537,447
3.375% 2/28/07	1,589,000	1,575,656
3.5% 2/15/10	245,000	235,631
3.625% 6/30/07	1,000	988
3.625% 7/15/09	2,529,000	2,456,686
3.875% 5/15/09	6,083,000	5,955,160
3.875% 5/15/10	361,000	351,101
4% 3/15/10	1,073,000	1,048,732
4.25% 10/15/10	3,197,000	3,144,176
4.25% 1/15/11	7,834,000	7,694,147
4.5% 2/15/09	2,148,000	2,135,750
4.625% 2/29/08	17,228,000	17,166,083
4.625% 8/31/11	3,561,000	3,550,150
4.75% 11/15/08	1,000	1,000
4.75% 3/31/11	3,538,000	3,544,358
4.875% 4/30/08	29,874,000	29,886,845
4.875% 4/30/11	2,207,000	2,222,259
4.875% 5/31/11	2,946,000	2,966,598
4.875% 7/31/11	1,392,000	1,402,331
5% 2/15/11	1,000	1,014
6% 8/15/09	967,000	1,000,958
6.5% 2/15/10	21,737,000	22,958,011
6.625% 5/15/07	300,000	303,106
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $132,069,205)		132,611,031
Cash Equivalents - 0.2%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 5.29%, dated 8/31/06 due 9/1/06) (Cost $332,000)	332,049	$ 332,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $132,401,205)		132,943,031
NET OTHER ASSETS - 0.5%		602,550
NET ASSETS - 100%		$ 133,545,581

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $332,000) - See accompanying schedule: Unaffiliated issuers (cost $132,401,205)		$ 132,943,031
Cash		951
Receivable for investments sold		14,597,066
Receivable for fund shares sold		105,867
Interest receivable		975,074
Total assets		148,621,989

Liabilities
Payable for investments purchased	$ 15,030,956
Payable for fund shares redeemed	102
Distributions payable	33,207
Accrued management fee	10,666
Other affiliated payables	1,477
Total liabilities		15,076,408

Net Assets		$ 133,545,581
Net Assets consist of:
Paid in capital		$ 132,675,124
Undistributed net investment income		494,216
Accumulated undistributed net realized gain (loss) on investments		(165,585)
Net unrealized appreciation (depreciation) on investments		541,826
Net Assets		$ 133,545,581

Investor Class: Net Asset Value, offering price and redemption price per share ($16,817,580 ÷ 1,683,268 shares)		$ 9.99

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($116,728,001 ÷ 11,683,326 shares)		$ 9.99

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Financial Statements - continued

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Interest		$ 2,102,286

Expenses
Management fee	$ 43,214
Transfer agent fees	6,667
Independent trustees' compensation	124
Miscellaneous	57
Total expenses before reductions	50,062
Expense reductions	(236)	49,826
Net investment income		2,052,460
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(158,919)
Change in net unrealized appreciation (depreciation) on investment securities		593,928
Net gain (loss)		435,009
Net increase (decrease) in net assets resulting from operations		$ 2,487,469

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	For the period December 20, 2005 (commencement of operations) to February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,052,460	$ 57,357
Net realized gain (loss)	(158,919)	(9,343)
Change in net unrealized appreciation (depreciation)	593,928	(52,102)
Net increase (decrease) in net assets resulting from operations	2,487,469	(4,088)
Distributions to shareholders from net investment income	(1,567,905)	(45,019)
Share transactions - net increase (decrease)	115,134,662	17,540,462
Total increase (decrease) in net assets	116,054,226	17,491,355

Net Assets
Beginning of period	17,491,355	-
End of period (including undistributed net investment income of $494,216 and undistributed net investment income of $9,661, respectively)	$ 133,545,581	$ 17,491,355

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2006	Year ended February 28,
	(Unaudited)	2006 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income C	.230	.075
Net realized and unrealized gain (loss)	(.028) D	(.054)
Total from investment operations	.202	.021
Distributions from net investment income	(.172)	(.061)
Net asset value, end of period	$ 9.99	$ 9.96
Total Return B	2.05%	.21%
Ratios to Average Net Assets F
Expenses before reductions	.20% A	.20% A
Expenses net of fee waivers, if any	.20% A	.20% A
Expenses net of all reductions	.20% A	.20% A
Net investment income	4.62% A	4.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,818	$ 7,357
Portfolio turnover rate	169% A	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E For the period December 20, 2005 (commencement of operations) to February 28, 2006.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2006	Year ended February 28,
	(Unaudited)	2006 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income C	.232	.076
Net realized and unrealized gain (loss)	(.025) D	(.053)
Total from investment operations	.207	.023
Distributions from net investment income	(.177)	(.063)
Net asset value, end of period	$ 9.99	$ 9.96
Total Return B	2.11%	.23%
Ratios to Average Net AssetsF
Expenses before reductions	.10% A	.10% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income	4.71% A	4.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 116,728	$ 10,134
Portfolio turnover rate	169% A	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E For the period December 20, 2005 (commencement of operations) to February 28, 2006.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Investment Changes

Coupon Distribution as of August 31, 2006
	% of fund's investments	% of fund's investments 6 months ago
Less than 3%	0.4	0.0
3 - 3.99%	8.8	7.0
4 - 4.99%	65.9	86.9
5 - 5.99%	0.0	1.8
7 - 7.99%	7.6	0.0
9 - 9.99%	10.2	4.3
11 - 11.99%	5.1	0.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of August 31, 2006
6 months ago
Years	7.5	7.4
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2006
6 months ago
Years	5.9	6.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2006	As of February 28, 2006
U.S. Treasury Obligations 99.0%	U.S. Treasury Obligations 98.7%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 1.3%

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.0%
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - 99.0%
U.S. Treasury Bonds:
7.25% 5/15/16	$ 1,407,000	$ 1,674,935
7.5% 11/15/16	244,000	296,784
9.125% 5/15/18	13,000	17,922
9.25% 2/15/16	1,951,000	2,610,910
11.25% 2/15/15	916,000	1,327,305
U.S. Treasury Notes:
2.625% 3/15/09	113,000	107,412
3.625% 6/30/07	413,000	408,225
3.625% 5/15/13	766,000	718,634
3.75% 5/15/08	586,000	575,745
3.875% 2/15/13	590,000	562,736
4% 6/15/09	556,000	545,836
4% 11/15/12	1,050,000	1,010,255
4% 2/15/14	594,000	566,760
4% 2/15/15	2,275,000	2,159,027
4.125% 5/15/15	344,000	329,098
4.25% 8/15/13	3,296,000	3,204,845
4.25% 11/15/13	367,000	356,420
4.25% 8/15/14	2,185,000	2,115,268
4.25% 11/15/14	87,000	84,152
4.375% 8/15/12	864,000	849,724
4.5% 11/15/15	1,861,000	1,827,124
4.5% 2/15/16	1,214,000	1,191,380
4.75% 5/15/14	1,783,000	1,784,951
4.875% 5/31/11	1,000	1,007
4.875% 2/15/12	1,006,000	1,015,038
5% 2/15/11	1,000	1,014
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $25,184,853)		25,342,507
Cash Equivalents - 2.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 5.29%, dated 8/31/06 due 9/1/06) (Cost $506,000)	506,074	$ 506,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $25,690,853)		25,848,507
NET OTHER ASSETS - (1.0)%		(247,485)
NET ASSETS - 100%		$ 25,601,022

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $506,000) - See accompanying schedule: Unaffiliated issuers (cost $25,690,853)		$ 25,848,507
Cash		380
Receivable for investments sold		3,038,570
Receivable for fund shares sold		240,155
Interest receivable		164,945
Total assets		29,292,557

Liabilities
Payable for investments purchased	$ 3,668,548
Payable for fund shares redeemed	8,459
Distributions payable	11,730
Accrued management fee	2,001
Other affiliated payables	797
Total liabilities		3,691,535

Net Assets		$ 25,601,022
Net Assets consist of:
Paid in capital		$ 25,519,534
Undistributed net investment income		22,603
Accumulated undistributed net realized gain (loss) on investments		(98,769)
Net unrealized appreciation (depreciation) on investments		157,654
Net Assets		$ 25,601,022

Investor Class: Net Asset Value, offering price and redemption price per share ($8,252,953 ÷ 836,972 shares)		$ 9.86

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($17,348,069 ÷ 1,759,348 shares)		$ 9.86

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Financial Statements - continued

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Interest		$ 425,253

Expenses
Management fee	$ 8,912
Transfer agent fees	3,710
Independent trustees' compensation	29
Miscellaneous	13
Total expenses before reductions	12,664
Expense reductions	(135)	12,529
Net investment income		412,724
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(87,200)
Change in net unrealized appreciation (depreciation) on investment securities		230,507
Net gain (loss)		143,307
Net increase (decrease) in net assets resulting from operations		$ 556,031

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	For the period December 20, 2005 (commencement of operations) to February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 412,724	$ 48,486
Net realized gain (loss)	(87,200)	(11,870)
Change in net unrealized appreciation (depreciation)	230,507	(72,853)
Net increase (decrease) in net assets resulting from operations	556,031	(36,237)
Distributions to shareholders from net investment income	(391,704)	(46,601)
Share transactions - net increase (decrease)	13,744,006	11,775,527
Total increase (decrease) in net assets	13,908,333	11,692,689

Net Assets
Beginning of period	11,692,689	-
End of period (including undistributed net investment income of $22,603 and undistributed net investment income of $1,583, respectively)	$ 25,601,022	$ 11,692,689

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2006	Year ended February 28,
	(Unaudited)	2006 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.91	$ 10.00
Income from Investment Operations
Net investment income C	.222	.076
Net realized and unrealized gain (loss)	(.062) D	(.091)
Total from investment operations	.160	(.015)
Distributions from net investment income	(.210)	(.075)
Net asset value, end of period	$ 9.86	$ 9.91
Total Return B	1.67%	(.15)%
Ratios to Average Net Assets F
Expenses before reductions	.20% A	.20% A
Expenses net of fee waivers, if any	.20% A	.20% A
Expenses net of all reductions	.20% A	.20% A
Net investment income	4.54% A	4.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,253	$ 5,319
Portfolio turnover rate	88% A	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E For the period December 20, 2005 (commencement of operations) to February 28, 2006.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2006	Year ended February 28,
	(Unaudited)	2006 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.91	$ 10.00
Income from Investment Operations
Net investment income C	.224	.078
Net realized and unrealized gain (loss)	(.059) D	(.091)
Total from investment operations	.165	(.013)
Distributions from net investment income	(.215)	(.077)
Net asset value, end of period	$ 9.86	$ 9.91
Total Return B	1.72%	(.13)%
Ratios to Average Net Assets F
Expenses before reductions	.10% A	.10% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income	4.63% A	4.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,348	$ 6,374
Portfolio turnover rate	88% A	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E For the period December 20, 2005 (commencement of operations) to February 28, 2006.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Investment Changes

Coupon Distribution as of August 31, 2006
	% of fund's investments	% of fund's investments 6 months ago
Less than 5%	4.8	2.7
5 - 5.99%	4.3	3.4
6 - 6.99%	40.0	41.3
7 - 7.99%	3.7	6.4
8 - 8.99%	45.4	44.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of August 31, 2006
6 months ago
Years	17.2	17.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2006
6 months ago
Years	10.4	10.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2006	As of February 28, 2006
U.S. Treasury Obligations 99.2%	U.S. Treasury Obligations 97.8%
Short-Term Investments and Net Other Assets 0.8%	Short-Term Investments and Net Other Assets 2.2%

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.2%
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - 99.2%
U.S. Treasury Bonds:
4.5% 2/15/36	$ 499,000	$ 469,645
5.25% 2/15/29	295,000	307,584
5.375% 2/15/31	86,000	91,496
6% 2/15/26	745,000	841,443
6.125% 11/15/27	723,000	834,613
6.125% 8/15/29	253,000	294,113
6.25% 8/15/23	688,000	788,889
6.25% 5/15/30	570,000	675,049
6.375% 8/15/27	310,000	367,374
6.625% 2/15/27	15,000	18,212
6.75% 8/15/26	66,000	80,896
7.125% 2/15/23	27,000	33,522
7.25% 5/15/16	58,000	69,045
7.5% 11/15/16	138,000	167,853
7.875% 2/15/21	67,000	87,184
8% 11/15/21	634,000	839,406
8.125% 5/15/21	350,000	465,664
8.5% 2/15/20	523,000	706,336
8.75% 5/15/17	149,000	197,623
8.75% 8/15/20	983,000	1,359,303
8.875% 8/15/17	464,000	622,630
8.875% 2/15/19	173,000	236,942
9% 11/15/18	2,000	2,755
U.S. Treasury Notes 5.125% 5/15/16	22,000	22,625
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $9,413,508)		9,580,202
Cash Equivalents - 1.8%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 5.29%, dated 8/31/06 due 9/1/06) (Cost $175,000)	175,026	$ 175,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $9,588,508)		9,755,202
NET OTHER ASSETS - (1.0)%		(92,886)
NET ASSETS - 100%		$ 9,662,316

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $175,000) - See accompanying schedule: Unaffiliated issuers (cost $9,588,508)		$ 9,755,202
Cash		365
Receivable for fund shares sold		104,477
Interest receivable		71,077
Total assets		9,931,121

Liabilities
Payable for investments purchased	$ 264,610
Distributions payable	3,055
Accrued management fee	753
Other affiliated payables	387
Total liabilities		268,805

Net Assets		$ 9,662,316
Net Assets consist of:
Paid in capital		$ 9,554,533
Undistributed net investment income		712
Accumulated undistributed net realized gain (loss) on investments		(59,623)
Net unrealized appreciation (depreciation) on investments		166,694
Net Assets		$ 9,662,316

Investor Class: Net Asset Value, offering price and redemption price per share ($5,235,766 ÷ 536,255 shares)		$ 9.76

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($4,426,550 ÷ 453,377 shares)		$ 9.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Financial Statements - continued

Statement of Operations

	Six months ended August 31, 2006 (Unaudited)

Investment Income
Interest		$ 164,906

Expenses
Management fee	$ 3,250
Transfer agent fees	1,652
Independent trustees' compensation	10
Miscellaneous	5
Total expenses before reductions	4,917
Expense reductions	(120)	4,797
Net investment income		160,109
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(58,681)
Change in net unrealized appreciation (depreciation) on investment securities		160,587
Net gain (loss)		101,906
Net increase (decrease) in net assets resulting from operations		$ 262,015

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2006 (Unaudited)	For the period December 20, 2005 (commencement of operations) to February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 160,109	$ 19,371
Net realized gain (loss)	(58,681)	(396)
Change in net unrealized appreciation (depreciation)	160,587	6,107
Net increase (decrease) in net assets resulting from operations	262,015	25,082
Distributions to shareholders from net investment income	(159,905)	(19,399)
Share transactions - net increase (decrease)	6,489,860	3,064,663
Total increase (decrease) in net assets	6,591,970	3,070,346

Net Assets
Beginning of period	3,070,346	-
End of period (including undistributed net investment income of $712 and undistributed net investment income of $508, respectively)	$ 9,662,316	$ 3,070,346

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2006	Year ended February 28,
	(Unaudited)	2006 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 10.00
Income from Investment Operations
Net investment income C	.230	.084
Net realized and unrealized gain (loss)	(.249) D	.011
Total from investment operations	(.019)	.095
Distributions from net investment income	(.231)	(.085)
Net asset value, end of period	$ 9.76	$ 10.01
Total Return B	(.11)%	.95%
Ratios to Average Net Assets F
Expenses before reductions	.20% A	.20% A
Expenses net of fee waivers, if any	.20% A	.20% A
Expenses net of all reductions	.20% A	.20% A
Net investment income	4.84% A	4.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,236	$ 1,737
Portfolio turnover rate	85% A	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E For the period December 20, 2005 (commencement of operations) to February 28, 2006.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2006	Year ended February 28,
	(Unaudited)	2006 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.01	$ 10.00
Income from Investment Operations
Net investment income C	.235	.086
Net realized and unrealized gain (loss)	(.250) D	.011
Total from investment operations	(.015)	.097
Distributions from net investment income	(.235)	(.087)
Net asset value, end of period	$ 9.76	$ 10.01
Total Return B	(.06)%	.97%
Ratios to Average Net Assets F
Expenses before reductions	.10% A	.10% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income	4.94% A	4.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,427	$ 1,334
Portfolio turnover rate	85% A	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E For the period December 20, 2005 (commencement of operations) to February 28, 2006.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Spartan Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund and Spartan Long-Term Treasury Bond Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Each Fund offers Investor Class and Fidelity Advantage Class (Advantage Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, wash sales, and losses deferred due to excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Spartan Short-Term Treasury Bond Index Fund	$ 132,231,101	$ 735,612	$ (23,682)	$ 711,930
Spartan Intermediate Treasury Bond Index Fund	25,674,994	264,611	(91,098)	173,513
Spartan Long-Term Treasury Bond Index Fund	9,588,918	208,838	(42,554)	166,284

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .10% of each Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

In addition, under the expense contract, FMR pays class-level expenses of each Advantage Class and Investor Class so that the total expenses do not exceed .10% and ..20% of the class' average net assets, respectively, with certain exceptions.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is each Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives asset-based fees of .10% and.06% of average net assets for each Fund's Investor Class and Advantage Class, respectively. Under the expense contract, each Investor Class pays transfer agent fees at an annual rate of .10%, and each Advantage Class pays no transfer

Semiannual Report

3. Fees and Other Transactions with Affiliate - continued

Transfer Agent Fees - continued

agent fees. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

4. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Spartan Short-Term Treasury Bond Index Fund	$ 57
Spartan Intermediate Treasury Bond Index Fund	13
Spartan Long-Term Treasury Bond Index Fund	5

During the period, there were no borrowings on this line of credit.

5. Expense Reductions.

Through arrangements with each applicable Fund's custodian credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Fund Level expense reduction
Spartan Short-Term Treasury Bond Index Fund	$ 236
Spartan Intermediate Treasury Bond Index Fund	135
Spartan Long-Term Treasury Bond Index Fund	120

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2006	Year ended February 28, 2006 A
Spartan Short-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 233,543	$ 19,910
Fidelity Advantage Class	1,334,362	25,109
Total	$ 1,567,905	$ 45,019
Spartan Intermediate Treasury Bond Index Fund
From net investment income
Investor Class	$ 160,604	$ 20,443
Fidelity Advantage Class	231,100	26,158
Total	$ 391,704	$ 46,601
Spartan Long-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 80,519	$ 10,238
Fidelity Advantage Class	79,386	9,161
Total	$ 159,905	$ 19,399

A For the period December 20, 2005 (commencement of operations) to February 28, 2006.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2006	Year ended February 28, 2006 A	Six months ended August 31, 2006	Year ended February 28, 2006 A
Spartan Short-Term Treasury Bond Index Fund
Investor Class
Shares sold	1,688,644	816,469	$ 16,746,214	$ 8,153,844
Reinvestment of distributions	21,008	1,819	208,624	18,134
Shares redeemed	(765,339)	(79,333)	(7,608,339)	(790,153)
Net increase (decrease)	944,313	738,955	$ 9,346,499	$ 7,381,825
Fidelity Advantage Class
Shares sold	10,798,918	1,063,132	$ 107,106,679	$ 10,609,041
Reinvestment of distributions	125,137	2,278	1,242,750	22,705
Shares redeemed	(258,593)	(47,546)	(2,561,266)	(473,109)
Net increase (decrease)	10,665,462	1,017,864	$ 105,788,163	$ 10,158,637

Semiannual Report

8. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2006	Year ended February 28, 2006 A	Six months ended August 31, 2006	Year ended February 28, 2006 A
Spartan Intermediate Treasury Bond Index Fund
Investor Class
Shares sold	838,895	535,054	$ 8,141,038	$ 5,341,308
Reinvestment of distributions	16,003	2,030	155,500	20,158
Shares redeemed	(554,504)	(506)	(5,419,439)	(5,000)
Net increase (decrease)	300,394	536,578	$ 2,877,099	$ 5,356,466
Fidelity Advantage Class
Shares sold	1,171,693	690,920	$ 11,403,874	$ 6,894,232
Reinvestment of distributions	19,685	2,485	191,326	24,671
Shares redeemed	(74,997)	(50,438)	(728,293)	(499,842)
Net increase (decrease)	1,116,381	642,967	$ 10,866,907	$ 6,419,061
Spartan Long-Term Treasury Bond Index Fund
Investor Class
Shares sold	545,441	178,708	$ 5,192,540	$ 1,785,549
Reinvestment of distributions	8,281	1,023	78,879	10,238
Shares redeemed	(190,915)	(6,283)	(1,822,437)	(62,725)
Net increase (decrease)	362,807	173,448	$ 3,448,982	$ 1,733,062
Fidelity Advantage Class
Shares sold	424,646	132,284	$ 4,038,612	$ 1,322,440
Reinvestment of distributions	7,292	915	69,426	9,161
Shares redeemed	(111,760)	-	(1,067,160)	-
Net increase (decrease)	320,178	133,199	$ 3,040,878	$ 1,331,601

A For the period December 20, 2005 (commencement of operations) to February 28, 2006.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.
Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

LBX-USAN-1006
1.821050.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

U.S. Equity Index

Fund -

Investor Class

Fidelity Advantage Class

Semiannual Report

August 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-221-5207
Other Investors 1-800-544-6666

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period* March 1, 2006 to August 31, 2006
Investor Class
Actual	$ 1,000.00	$ 1,027.70	$ .51
HypotheticalA	$ 1,000.00	$ 1,024.70	$ .51
Advantage Class
Actual	$ 1,000.00	$ 1,027.90	$ .36
HypotheticalA	$ 1,000.00	$ 1,024.85	$ .36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Investor Class	.10%
Advantage Class	.07%

Semiannual Report

Investment Changes

Top Ten Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.4	3.2
General Electric Co.	3.0	3.0
Citigroup, Inc.	2.1	2.0
Bank of America Corp.	2.0	1.8
Microsoft Corp.	1.9	2.1
Procter & Gamble Co.	1.7	1.7
Pfizer, Inc.	1.7	1.7
Johnson & Johnson	1.6	1.5
Altria Group, Inc.	1.4	1.3
American International Group, Inc.	1.4	1.5
	20.2
Market Sectors as of August 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.5	21.0
Information Technology	14.9	15.2
Health Care	12.8	13.2
Industrials	10.6	11.1
Consumer Staples	9.8	9.3
Energy	9.8	9.4
Consumer Discretionary	9.7	10.3
Utilities	3.5	3.3
Telecommunication Services	3.4	3.2
Materials	2.9	2.9

Semiannual Report

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.1%
Goodyear Tire & Rubber Co. (a)(d)	365,782	$ 4,975
Johnson Controls, Inc.	402,431	28,947
		33,922
Automobiles - 0.4%
Ford Motor Co. (d)	3,872,264	32,411
General Motors Corp. (d)	1,167,410	34,065
Harley-Davidson, Inc. (d)	554,533	32,446
		98,922
Distributors - 0.1%
Genuine Parts Co.	356,436	14,731
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (a)	288,869	14,504
H&R Block, Inc.	677,903	14,256
		28,760
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	896,548	37,565
Darden Restaurants, Inc. (d)	266,163	9,422
Harrah's Entertainment, Inc.	381,351	23,781
Hilton Hotels Corp.	682,764	17,390
International Game Technology	699,930	27,073
Marriott International, Inc. Class A	674,951	25,419
McDonald's Corp.	2,572,101	92,338
Starbucks Corp. (a)(d)	1,584,227	49,127
Starwood Hotels & Resorts Worldwide, Inc. (d)	448,412	23,882
Wendy's International, Inc.	240,723	15,382
Wyndham Worldwide Corp. (a)	412,929	12,082
Yum! Brands, Inc.	561,352	27,439
		360,900
Household Durables - 0.6%
Black & Decker Corp.	156,870	11,552
Centex Corp. (d)	250,523	12,764
D.R. Horton, Inc.	561,500	12,314
Fortune Brands, Inc.	302,678	21,974
Harman International Industries, Inc.	138,102	11,203
KB Home (d)	155,577	6,652
Leggett & Platt, Inc.	376,313	8,674
Lennar Corp. Class A	287,808	12,905
Newell Rubbermaid, Inc.	571,360	15,421
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Pulte Homes, Inc. (d)	439,621	$ 13,044
Snap-On, Inc.	119,942	5,241
The Stanley Works	145,923	6,892
Whirlpool Corp.	160,967	13,024
		151,660
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)(d)	638,279	19,678
Leisure Equipment & Products - 0.2%
Brunswick Corp. (d)	195,249	5,604
Eastman Kodak Co. (d)	592,907	12,611
Hasbro, Inc.	355,352	7,214
Mattel, Inc.	803,927	15,146
		40,575
Media - 3.3%
CBS Corp. Class B	1,594,541	45,524
Clear Channel Communications, Inc.	1,038,814	30,167
Comcast Corp. Class A (a)	4,361,276	152,645
Dow Jones & Co., Inc.	121,986	4,394
E.W. Scripps Co. Class A	175,552	7,982
Gannett Co., Inc.	490,890	27,907
Interpublic Group of Companies, Inc. (a) (d)	900,464	8,266
McGraw-Hill Companies, Inc.	738,557	41,293
Meredith Corp.	87,269	4,131
News Corp. Class A	4,882,829	92,920
Omnicom Group, Inc. (d)	352,151	30,785
The New York Times Co. Class A (d)	298,989	6,733
The Walt Disney Co. (d)	4,530,480	134,329
Time Warner, Inc.	8,394,856	139,523
Tribune Co.	452,020	14,108
Univision Communications, Inc. Class A (a)(d)	460,395	15,911
Viacom, Inc. Class B (non-vtg.) (a)(d)	1,488,343	54,027
		810,645
Multiline Retail - 1.1%
Big Lots, Inc. (a)(d)	235,329	4,318
Dillard's, Inc. Class A (d)	127,592	3,978
Dollar General Corp.	643,517	8,276
Family Dollar Stores, Inc.	320,615	8,198
Federated Department Stores, Inc.	1,141,931	43,371
JCPenney Co., Inc. (d)	484,745	30,558
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Kohl's Corp. (a)(d)	702,730	$ 43,928
Nordstrom, Inc.	444,519	16,603
Sears Holdings Corp. (a)(d)	200,200	28,851
Target Corp.	1,782,205	86,241
		274,322
Specialty Retail - 1.9%
AutoNation, Inc. (a)(d)	306,141	5,948
AutoZone, Inc. (a)	110,415	9,970
Bed Bath & Beyond, Inc. (a)(d)	582,575	19,650
Best Buy Co., Inc. (d)	831,013	39,058
Circuit City Stores, Inc.	310,806	7,338
Gap, Inc.	1,135,328	19,085
Home Depot, Inc.	4,266,557	146,300
Limited Brands, Inc.	708,113	18,220
Lowe's Companies, Inc.	3,202,782	86,667
Office Depot, Inc. (a)	593,883	21,879
OfficeMax, Inc.	146,826	6,098
RadioShack Corp. (d)	279,324	5,045
Sherwin-Williams Co.	229,963	11,875
Staples, Inc. (d)	1,502,946	33,906
Tiffany & Co., Inc.	290,304	9,174
TJX Companies, Inc.	943,378	25,235
		465,448
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc. (a)	794,604	23,989
Jones Apparel Group, Inc.	232,344	7,272
Liz Claiborne, Inc.	215,725	8,062
NIKE, Inc. Class B	389,695	31,472
VF Corp.	181,258	12,668
		83,463
TOTAL CONSUMER DISCRETIONARY		2,383,026
CONSUMER STAPLES - 9.8%
Beverages - 2.2%
Anheuser-Busch Companies, Inc.	1,595,181	78,770
Brown-Forman Corp. Class B (non-vtg.)	171,656	13,214
Coca-Cola Enterprises, Inc.	626,477	13,970
Constellation Brands, Inc. Class A (sub. vtg.)	410,542	11,204
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Beverages - continued
Molson Coors Brewing Co. Class B	118,887	$ 8,358
Pepsi Bottling Group, Inc.	276,806	9,691
PepsiCo, Inc.	3,411,006	222,670
The Coca-Cola Co.	4,230,541	189,571
		547,448
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	972,701	45,513
CVS Corp.	1,689,326	56,677
Kroger Co.	1,493,361	35,557
Safeway, Inc.	929,079	28,736
SUPERVALU, Inc.	422,172	12,057
Sysco Corp.	1,276,743	40,077
Wal-Mart Stores, Inc.	5,161,106	230,805
Walgreen Co.	2,085,087	103,128
Whole Foods Market, Inc. (d)	289,156	15,505
		568,055
Food Products - 1.2%
Archer-Daniels-Midland Co.	1,350,866	55,615
Campbell Soup Co.	382,518	14,371
ConAgra Foods, Inc. (d)	1,072,046	25,515
Dean Foods Co. (a)	280,749	11,123
General Mills, Inc.	734,703	39,843
H.J. Heinz Co.	691,520	28,933
Hershey Co.	366,600	19,782
Kellogg Co.	503,360	25,520
McCormick & Co., Inc. (non-vtg.)	273,462	9,959
Sara Lee Corp.	1,569,043	26,093
Tyson Foods, Inc. Class A	520,014	7,660
Wm. Wrigley Jr. Co. (d)	458,244	21,272
		285,686
Household Products - 2.3%
Clorox Co.	311,410	18,625
Colgate-Palmolive Co.	1,062,356	63,593
Kimberly-Clark Corp.	949,002	60,262
Procter & Gamble Co.	6,773,482	419,279
		561,759
Personal Products - 0.2%
Alberto-Culver Co.	157,001	7,729
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Avon Products, Inc.	929,454	$ 26,685
Estee Lauder Companies, Inc. Class A	245,278	9,041
		43,455
Tobacco - 1.6%
Altria Group, Inc.	4,310,228	360,033
Reynolds American, Inc.	353,815	23,023
UST, Inc.	333,145	17,610
		400,666
TOTAL CONSUMER STAPLES		2,407,069
ENERGY - 9.8%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	703,388	50,067
BJ Services Co.	617,500	21,186
Halliburton Co.	2,130,988	69,513
Nabors Industries Ltd. (a)	640,704	21,066
National Oilwell Varco, Inc. (a)	361,164	23,584
Noble Corp.	284,365	18,595
Rowan Companies, Inc.	227,514	7,781
Schlumberger Ltd. (NY Shares)	2,435,443	149,293
Transocean, Inc. (a)	670,652	44,766
Weatherford International Ltd. (a)	719,715	30,948
		436,799
Oil, Gas & Consumable Fuels - 8.0%
Anadarko Petroleum Corp.	946,464	44,399
Apache Corp.	681,873	44,513
Chesapeake Energy Corp. (d)	850,769	26,859
Chevron Corp.	4,575,289	294,649
ConocoPhillips	3,407,194	216,118
CONSOL Energy, Inc. (d)	378,048	13,787
Devon Energy Corp. (d)	908,204	56,754
El Paso Corp.	1,436,082	20,852
EOG Resources, Inc.	500,727	32,457
Exxon Mobil Corp.	12,488,841	845,121
Hess Corp.	497,741	22,787
Kinder Morgan, Inc.	215,149	22,453
Marathon Oil Corp.	748,126	62,469
Murphy Oil Corp.	342,867	16,770
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	1,768,032	$ 90,152
Sunoco, Inc.	273,746	19,685
Valero Energy Corp.	1,270,394	72,921
Williams Companies, Inc.	1,228,498	30,258
XTO Energy, Inc. (d)	751,629	34,402
		1,967,406
TOTAL ENERGY		2,404,205
FINANCIALS - 21.5%
Capital Markets - 3.4%
Ameriprise Financial, Inc.	504,446	23,068
Bank of New York Co., Inc.	1,593,045	53,765
Bear Stearns Companies, Inc.	248,952	32,451
Charles Schwab Corp.	2,129,751	34,736
E*TRADE Financial Corp.	880,220	20,764
Federated Investors, Inc. Class B (non-vtg.)	174,234	5,833
Franklin Resources, Inc.	316,604	31,157
Goldman Sachs Group, Inc.	891,814	132,568
Janus Capital Group, Inc.	436,852	7,767
Legg Mason, Inc.	272,575	24,875
Lehman Brothers Holdings, Inc.	1,105,209	70,523
Mellon Financial Corp.	853,645	31,781
Merrill Lynch & Co., Inc.	1,907,293	140,243
Morgan Stanley	2,210,910	145,456
Northern Trust Corp.	382,570	21,420
State Street Corp.	686,018	42,396
T. Rowe Price Group, Inc.	548,178	24,153
		842,956
Commercial Banks - 4.2%
AmSouth Bancorp.	714,348	20,466
BB&T Corp. (d)	1,135,312	48,591
Comerica, Inc.	335,278	19,195
Commerce Bancorp, Inc., New Jersey (d)	380,193	12,664
Compass Bancshares, Inc.	266,542	15,459
Fifth Third Bancorp	1,148,708	45,190
First Horizon National Corp.	254,366	9,712
Huntington Bancshares, Inc.	506,288	12,110
KeyCorp	834,319	30,695
M&T Bank Corp.	162,915	19,951
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
Marshall & Ilsley Corp.	465,050	$ 21,685
National City Corp. (d)	1,119,735	38,720
North Fork Bancorp, Inc., New York	960,213	26,348
PNC Financial Services Group, Inc.	610,977	43,251
Regions Financial Corp.	941,499	33,885
SunTrust Banks, Inc.	750,586	57,345
Synovus Financial Corp.	666,189	19,373
U.S. Bancorp, Delaware (d)	3,673,968	117,824
Wachovia Corp.	3,320,183	181,382
Wells Fargo & Co.	6,935,640	241,013
Zions Bancorp	219,030	17,301
		1,032,160
Consumer Finance - 0.9%
American Express Co.	2,546,833	133,811
Capital One Financial Corp.	625,532	45,726
SLM Corp.	848,095	41,158
		220,695
Diversified Financial Services - 5.7%
Bank of America Corp.	9,419,802	484,837
Chicago Mercantile Exchange Holdings, Inc. Class A	71,504	31,462
CIT Group, Inc.	411,477	18,541
Citigroup, Inc.	10,261,441	506,402
JPMorgan Chase & Co.	7,172,039	327,475
Moody's Corp.	504,216	30,848
		1,399,565
Insurance - 4.7%
ACE Ltd.	671,237	36,153
AFLAC, Inc.	1,029,246	46,388
Allstate Corp.	1,311,506	75,989
AMBAC Financial Group, Inc.	218,225	18,896
American International Group, Inc.	5,361,595	342,177
Aon Corp. (d)	657,757	22,739
Cincinnati Financial Corp.	357,670	16,689
Genworth Financial, Inc. Class A (non-vtg.)	753,031	25,927
Hartford Financial Services Group, Inc.	625,634	53,717
Lincoln National Corp. (d)	592,741	35,979
Loews Corp.	838,089	32,250
Marsh & McLennan Companies, Inc. (d)	1,134,098	29,668
MBIA, Inc.	278,100	17,139
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc. (d)	1,565,951	$ 86,174
Principal Financial Group, Inc.	571,721	30,438
Progressive Corp.	1,615,197	39,718
Prudential Financial, Inc. (d)	1,015,567	74,553
SAFECO Corp. (d)	246,040	14,199
The Chubb Corp. (d)	856,443	42,959
The St. Paul Travelers Companies, Inc.	1,437,180	63,092
Torchmark Corp.	207,153	12,887
UnumProvident Corp. (d)	707,012	13,398
XL Capital Ltd. Class A	372,155	24,428
		1,155,557
Real Estate Investment Trusts - 1.0%
Apartment Investment & Management Co. Class A (d)	200,619	10,280
Archstone-Smith Trust (d)	441,189	23,462
Boston Properties, Inc.	188,504	19,158
Equity Office Properties Trust (d)	755,751	28,031
Equity Residential (SBI) (d)	601,175	29,981
Kimco Realty Corp.	436,766	18,148
Plum Creek Timber Co., Inc.	380,508	13,253
ProLogis Trust	505,669	28,550
Public Storage, Inc.	222,055	19,241
Simon Property Group, Inc. (d)	378,395	32,084
Vornado Realty Trust (d)	245,483	25,999
		248,187
Real Estate Management & Development - 0.0%
Realogy Corp. (a)	516,163	11,046
Thrifts & Mortgage Finance - 1.6%
Countrywide Financial Corp.	1,254,215	42,392
Fannie Mae (d)	1,997,910	105,190
Freddie Mac	1,426,336	90,715
Golden West Financial Corp., Delaware (d)	528,688	39,911
MGIC Investment Corp. (d)	180,475	10,444
Sovereign Bancorp, Inc.	776,801	16,189
Washington Mutual, Inc. (d)	1,983,143	83,074
		387,915
TOTAL FINANCIALS		5,298,081
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - 12.8%
Biotechnology - 1.2%
Amgen, Inc. (a)(d)	2,434,091	$ 165,348
Biogen Idec, Inc. (a)(d)	709,786	31,330
Genzyme Corp. (a)(d)	537,392	35,591
Gilead Sciences, Inc. (a)	939,227	59,547
MedImmune, Inc. (a)	513,468	14,192
		306,008
Health Care Equipment & Supplies - 1.6%
Bausch & Lomb, Inc.	110,989	5,373
Baxter International, Inc.	1,351,621	59,985
Becton, Dickinson & Co.	510,504	35,582
Biomet, Inc.	507,933	16,614
Boston Scientific Corp. (a)	2,508,040	43,740
C.R. Bard, Inc.	213,754	16,070
Hospira, Inc. (a)	322,446	11,811
Medtronic, Inc. (d)	2,491,467	116,850
St. Jude Medical, Inc. (a)(d)	745,078	27,128
Stryker Corp. (d)	603,601	28,991
Zimmer Holdings, Inc. (a)	512,196	34,829
		396,973
Health Care Providers & Services - 2.8%
Aetna, Inc.	1,170,379	43,620
AmerisourceBergen Corp.	433,267	19,133
Cardinal Health, Inc.	862,155	58,126
Caremark Rx, Inc.	913,239	52,913
CIGNA Corp.	228,903	25,882
Coventry Health Care, Inc. (a)(d)	331,303	17,970
Express Scripts, Inc. (a)(d)	284,334	23,907
HCA, Inc. (d)	842,306	41,543
Health Management Associates, Inc. Class A (d)	496,985	10,392
Humana, Inc. (a)(d)	339,860	20,708
Laboratory Corp. of America Holdings (a)	257,400	17,611
Manor Care, Inc. (d)	152,048	7,937
McKesson Corp.	627,754	31,890
Medco Health Solutions, Inc. (a)	622,677	39,459
Patterson Companies, Inc. (a)(d)	286,182	8,820
Quest Diagnostics, Inc.	335,425	21,561
Tenet Healthcare Corp. (a)(d)	971,504	7,655
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	2,780,417	$ 144,443
WellPoint, Inc. (a)	1,315,756	101,853
		695,423
Health Care Technology - 0.1%
IMS Health, Inc.	412,223	11,250
Life Sciences Tools & Services - 0.3%
Applera Corp. - Applied Biosystems Group	381,975	11,708
Fisher Scientific International, Inc. (a)	256,262	20,047
Millipore Corp. (a)(d)	109,749	7,044
PerkinElmer, Inc.	261,366	4,817
Thermo Electron Corp. (a)	337,878	13,245
Waters Corp. (a)	213,651	9,112
		65,973
Pharmaceuticals - 6.8%
Abbott Laboratories	3,150,358	153,422
Allergan, Inc. (d)	315,114	36,099
Barr Pharmaceuticals, Inc. (a)	219,150	12,382
Bristol-Myers Squibb Co.	4,058,790	88,279
Eli Lilly & Co.	2,332,772	130,472
Forest Laboratories, Inc. (a)	672,690	33,621
Johnson & Johnson	6,112,034	395,204
King Pharmaceuticals, Inc. (a)(d)	499,957	8,109
Merck & Co., Inc.	4,505,045	182,680
Mylan Laboratories, Inc.	433,950	8,818
Pfizer, Inc.	15,124,910	416,843
Schering-Plough Corp.	3,057,125	64,047
Watson Pharmaceuticals, Inc. (a)(d)	210,566	5,399
Wyeth	2,778,255	135,301
		1,670,676
TOTAL HEALTH CARE		3,146,303
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.3%
General Dynamics Corp.	833,263	56,287
Goodrich Corp.	255,767	9,962
Honeywell International, Inc.	1,708,997	66,172
L-3 Communications Holdings, Inc.	251,754	18,980
Lockheed Martin Corp.	731,009	60,381
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	709,584	$ 47,407
Raytheon Co.	920,979	43,479
Rockwell Collins, Inc.	353,158	18,516
The Boeing Co.	1,650,459	123,619
United Technologies Corp.	2,086,594	130,850
		575,653
Air Freight & Logistics - 0.9%
FedEx Corp.	629,808	63,630
United Parcel Service, Inc. Class B	2,238,911	156,836
		220,466
Airlines - 0.1%
Southwest Airlines Co.	1,457,834	25,250
Building Products - 0.1%
American Standard Companies, Inc.	365,183	15,254
Masco Corp.	819,884	22,473
		37,727
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (d)	499,269	5,162
Avery Dennison Corp.	226,579	14,034
Cintas Corp. (d)	284,611	10,539
Equifax, Inc.	265,393	8,437
Monster Worldwide, Inc. (a)(d)	264,975	10,795
Pitney Bowes, Inc.	458,197	19,973
R.R. Donnelley & Sons Co.	446,065	14,461
Robert Half International, Inc.	354,605	10,971
Waste Management, Inc.	1,125,215	38,572
		132,944
Construction & Engineering - 0.1%
Fluor Corp.	180,726	15,618
Electrical Equipment - 0.5%
American Power Conversion Corp.	350,164	6,152
Cooper Industries Ltd. Class A	190,736	15,617
Emerson Electric Co.	847,261	69,602
Rockwell Automation, Inc.	366,416	20,659
		112,030
Industrial Conglomerates - 4.0%
3M Co.	1,556,237	111,582
General Electric Co.	21,463,967	731,063
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Textron, Inc.	268,539	$ 22,520
Tyco International Ltd.	4,203,874	109,931
		975,096
Machinery - 1.4%
Caterpillar, Inc.	1,382,224	91,711
Cummins, Inc. (d)	108,486	12,456
Danaher Corp. (d)	486,993	32,283
Deere & Co.	484,193	37,815
Dover Corp.	420,863	20,462
Eaton Corp.	310,038	20,618
Illinois Tool Works, Inc. (d)	854,886	37,529
Ingersoll-Rand Co. Ltd. Class A	679,148	25,821
ITT Industries, Inc.	381,797	18,689
Navistar International Corp. (a)(d)	127,347	2,921
PACCAR, Inc.	516,202	28,221
Pall Corp.	257,675	7,014
Parker Hannifin Corp.	248,354	18,391
		353,931
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	752,719	50,395
CSX Corp.	914,777	27,645
Norfolk Southern Corp.	855,991	36,576
Ryder System, Inc.	125,910	6,222
Union Pacific Corp.	555,167	44,608
		165,446
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	157,503	10,521
TOTAL INDUSTRIALS		2,624,682
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 2.8%
ADC Telecommunications, Inc. (a)(d)	241,996	3,303
Andrew Corp. (a)	329,500	3,048
Avaya, Inc. (a)(d)	848,416	8,866
CIENA Corp. (a)	1,213,065	4,792
Cisco Systems, Inc. (a)	12,600,927	277,094
Comverse Technology, Inc. (a)	416,971	8,715
Corning, Inc. (a)	3,215,040	71,502
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
JDS Uniphase Corp. (a)(d)	3,477,840	$ 7,895
Juniper Networks, Inc. (a)	1,167,798	17,132
Lucent Technologies, Inc. (a)(d)	9,247,267	21,546
Motorola, Inc.	5,098,368	119,200
QUALCOMM, Inc.	3,459,878	130,334
Tellabs, Inc. (a)(d)	924,951	9,425
		682,852
Computers & Peripherals - 3.5%
Apple Computer, Inc. (a)(d)	1,755,586	119,117
Dell, Inc. (a)(d)	4,688,977	105,736
EMC Corp. (a)	4,880,881	56,862
Hewlett-Packard Co.	5,758,095	210,516
International Business Machines Corp.	3,200,265	259,125
Lexmark International, Inc. Class A (a)	217,391	12,189
NCR Corp. (a)	375,677	13,070
Network Appliance, Inc. (a)	772,335	26,445
QLogic Corp. (a)	332,804	6,117
SanDisk Corp. (a)(d)	403,195	23,756
Sun Microsystems, Inc. (a)	7,219,860	36,027
		868,960
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)(d)	878,954	28,267
Jabil Circuit, Inc.	367,552	9,861
Molex, Inc.	293,009	10,686
Sanmina-SCI Corp. (a)(d)	1,099,850	3,728
Solectron Corp. (a)	1,887,533	5,927
Symbol Technologies, Inc.	523,806	6,291
Tektronix, Inc.	172,646	4,893
		69,653
Internet Software & Services - 1.3%
eBay, Inc. (a)	2,386,767	66,495
Google, Inc. Class A (sub. vtg.) (a)(d)	425,418	161,033
VeriSign, Inc. (a)(d)	506,006	10,242
Yahoo!, Inc. (a)(d)	2,588,116	74,590
		312,360
IT Services - 1.0%
Affiliated Computer Services, Inc. Class A (a)	244,751	12,566
Automatic Data Processing, Inc.	1,189,731	56,155
Computer Sciences Corp. (a)	354,460	16,794
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Convergys Corp. (a)	289,245	$ 6,037
Electronic Data Systems Corp. (d)	1,070,139	25,501
First Data Corp.	1,580,241	67,903
Fiserv, Inc. (a)(d)	362,661	16,019
Paychex, Inc.	689,842	24,772
Sabre Holdings Corp. Class A	274,011	6,006
Unisys Corp. (a)	708,032	3,788
		235,541
Office Electronics - 0.1%
Xerox Corp. (a)	2,049,877	30,359
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (a)	999,270	24,972
Altera Corp. (a)	741,647	15,004
Analog Devices, Inc.	745,490	22,842
Applied Materials, Inc.	3,227,916	54,487
Broadcom Corp. Class A (a)(d)	945,492	27,835
Freescale Semiconductor, Inc. Class B (a)	837,560	25,889
Intel Corp.	12,007,224	234,621
KLA-Tencor Corp. (d)	410,946	18,045
Linear Technology Corp.	626,745	21,316
LSI Logic Corp. (a)	818,896	6,592
Maxim Integrated Products, Inc.	661,955	19,263
Micron Technology, Inc. (a)(d)	1,496,777	25,864
National Semiconductor Corp. (d)	696,885	16,927
Novellus Systems, Inc. (a)(d)	262,652	7,333
NVIDIA Corp. (a)(d)	727,643	21,182
PMC-Sierra, Inc. (a)(d)	426,198	2,915
Teradyne, Inc. (a)(d)	409,158	5,745
Texas Instruments, Inc. (d)	3,216,039	104,811
Xilinx, Inc. (d)	709,032	16,216
		671,859
Software - 3.2%
Adobe Systems, Inc. (a)(d)	1,235,852	40,091
Autodesk, Inc. (a)(d)	478,266	16,625
BMC Software, Inc. (a)(d)	439,303	11,694
CA, Inc. (d)	941,808	22,198
Citrix Systems, Inc. (a)	375,985	11,535
Compuware Corp. (a)	778,945	5,920
Electronic Arts, Inc. (a)	631,957	32,211
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc. (a)(d)	705,316	$ 21,315
Microsoft Corp.	18,108,955	465,219
Novell, Inc. (a)	699,774	4,667
Oracle Corp. (a)	8,038,470	125,802
Parametric Technology Corp. (a)	229,944	3,704
Symantec Corp. (a)(d)	2,136,634	39,827
		800,808
TOTAL INFORMATION TECHNOLOGY		3,672,392
MATERIALS - 2.9%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	462,733	30,675
Ashland, Inc. (d)	146,686	9,262
Dow Chemical Co.	1,985,126	75,693
E.I. du Pont de Nemours & Co.	1,901,652	76,009
Eastman Chemical Co.	168,765	8,852
Ecolab, Inc.	375,916	16,758
Hercules, Inc. (a)	234,538	3,659
International Flavors & Fragrances, Inc.	163,128	6,488
Monsanto Co.	1,117,011	52,991
PPG Industries, Inc. (d)	341,891	21,662
Praxair, Inc.	666,965	38,290
Rohm & Haas Co.	299,987	13,229
Sigma Aldrich Corp.	138,189	10,037
		363,605
Construction Materials - 0.0%
Vulcan Materials Co.	207,670	16,325
Containers & Packaging - 0.2%
Ball Corp.	216,107	8,718
Bemis Co., Inc.	216,395	6,990
Pactiv Corp. (a)	291,356	7,788
Sealed Air Corp.	168,396	8,735
Temple-Inland, Inc.	228,070	10,154
		42,385
Metals & Mining - 0.9%
Alcoa, Inc. (d)	1,796,028	51,348
Allegheny Technologies, Inc. (d)	180,062	10,327
Freeport-McMoRan Copper & Gold, Inc. Class B	389,024	22,645
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	926,601	$ 47,488
Nucor Corp.	643,184	31,432
Phelps Dodge Corp.	420,705	37,653
United States Steel Corp. (d)	257,806	14,997
		215,890
Paper & Forest Products - 0.3%
International Paper Co.	1,017,517	35,379
Louisiana-Pacific Corp.	219,204	4,288
MeadWestvaco Corp.	373,916	9,554
Weyerhaeuser Co.	508,249	31,511
		80,732
TOTAL MATERIALS		718,937
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.8%
AT&T, Inc. (d)	8,025,342	249,829
BellSouth Corp.	3,733,660	152,035
CenturyTel, Inc.	239,769	9,548
Citizens Communications Co.	670,771	9,250
Embarq Corp.	307,713	14,509
Qwest Communications International, Inc. (a)(d)	3,231,179	28,467
Verizon Communications, Inc. (d)	6,021,615	211,840
Windstream Corp.	978,350	12,914
		688,392
Wireless Telecommunication Services - 0.6%
ALLTEL Corp.	803,180	43,540
Sprint Nextel Corp.	6,149,185	104,044
		147,584
TOTAL TELECOMMUNICATION SERVICES		835,976
UTILITIES - 3.5%
Electric Utilities - 1.5%
Allegheny Energy, Inc. (a)	337,160	14,073
American Electric Power Co., Inc. (d)	813,104	29,662
Edison International	672,526	29,349
Entergy Corp.	429,224	33,329
Exelon Corp.	1,379,888	84,146
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	680,835	$ 38,848
FPL Group, Inc. (d)	834,452	37,091
Pinnacle West Capital Corp.	204,758	9,407
PPL Corp.	785,404	27,466
Progress Energy, Inc.	522,171	23,148
Southern Co.	1,531,706	52,492
		379,011
Gas Utilities - 0.0%
Nicor, Inc. (d)	91,606	4,000
Peoples Energy Corp. (d)	79,282	3,360
		7,360
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	1,358,880	28,863
Constellation Energy Group, Inc.	369,380	22,196
Dynegy, Inc. Class A (a)	761,861	4,724
TXU Corp.	954,502	63,198
		118,981
Multi-Utilities - 1.5%
Ameren Corp.	423,870	22,698
CenterPoint Energy, Inc. (d)	642,734	9,288
CMS Energy Corp. (a)(d)	456,484	6,683
Consolidated Edison, Inc. (d)	507,321	23,438
Dominion Resources, Inc.	717,383	57,312
DTE Energy Co.	366,945	15,316
Duke Energy Corp. (d)	2,549,202	76,476
KeySpan Corp.	361,145	14,807
NiSource, Inc.	562,824	11,915
PG&E Corp. (d)	716,609	30,047
Public Service Enterprise Group, Inc.	519,073	36,345
Sempra Energy	534,791	26,590
TECO Energy, Inc.	430,920	6,796
Xcel Energy, Inc. (d)	836,983	17,409
		355,120
TOTAL UTILITIES		860,472
TOTAL COMMON STOCKS (Cost $17,614,033)		24,351,143
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills, yield at date of purchase 4.87% to 4.94% 9/21/06 (e) (Cost $16,952)	$ 17,000	$ 16,952
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 5.31% (b)	231,577,554	231,578
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	871,497,887	871,498
TOTAL MONEY MARKET FUNDS (Cost $1,103,076)		1,103,076
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $18,734,061)		25,471,171
NET OTHER ASSETS - (3.5)%		(849,920)
NET ASSETS - 100%		$ 24,621,251
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
848 S&P 500 Index Contracts	Sept. 2006	$ 276,787	$ 7,595

The face value of futures purchased as a percentage of net assets - 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $16,952,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,751
Fidelity Securities Lending Cash Central Fund	772
Total	$ 4,523
Income Tax Information
At February 28, 2006, the fund had a capital loss carryforward of approximately $307,143,000 of which $266,181,000 and $40,962,000 will expire on February 28, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $837,794) - See accompanying schedule: Unaffiliated issuers (cost $17,630,985)	$ 24,368,095
Affiliated Central Funds (cost $1,103,076)	1,103,076
Total Investments (cost $18,734,061)		$ 25,471,171
Cash		312
Receivable for investments sold		3,128
Receivable for fund shares sold		18,225
Dividends receivable		52,128
Interest receivable		1,081
Receivable for daily variation on futures contracts		125
Other receivables		491
Total assets		25,546,661

Liabilities
Payable for fund shares redeemed	$ 51,604
Accrued management fee	1,417
Other affiliated payables	891
Collateral on securities loaned, at value	871,498
Total liabilities		925,410

Net Assets		$ 24,621,251
Net Assets consist of:
Paid in capital		$ 17,918,267
Undistributed net investment income		88,768
Accumulated undistributed net realized gain (loss) on investments		(130,489)
Net unrealized appreciation (depreciation) on investments		6,744,705
Net Assets		$ 24,621,251

Investor Class: Net Asset Value, offering price and redemption price per share ($20,489,049 ÷ 442,572 shares)		$ 46.30

Advantage Class: Net Asset Value, offering price and redemption price per share ($4,132,202 ÷ 89,253 shares)		$ 46.30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended August 31, 2006 (Unaudited)

Investment Income
Dividends		$ 229,725
Interest		354
Income from affiliated Central Funds		4,523
Total income		234,602

Expenses
Management fee	$ 8,442
Transfer agent fees	3,079
Independent trustees' compensation	47
Appreciation in deferred trustee compensation account	6
Interest	3
Miscellaneous	39
Total expenses before reductions	11,616
Expense reductions	(1,120)	10,496
Net investment income (loss)		224,106
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	343,795
Futures contracts	(4,661)
Total net realized gain (loss)		339,134
Change in net unrealized appreciation (depreciation) on: Investment securities	84,294
Futures contracts	9,216
Total change in net unrealized appreciation (depreciation)		93,510
Net gain (loss)		432,644
Net increase (decrease) in net assets resulting from operations		$ 656,750

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2006 (Unaudited)	Year ended February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 224,106	$ 401,604
Net realized gain (loss)	339,134	404,371
Change in net unrealized appreciation (depreciation)	93,510	1,047,822
Net increase (decrease) in net assets resulting from operations	656,750	1,853,797
Distributions to shareholders from net investment income	(212,459)	(384,743)
Share transactions - net increase (decrease)	133,689	1,441,580
Total increase (decrease) in net assets	577,980	2,910,634

Net Assets
Beginning of period	24,043,271	21,132,637
End of period (including undistributed net investment income of $88,768 and undistributed net investment income of $77,121, respectively)	$ 24,621,251	$ 24,043,271

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2006	Years ended February 28,
	(Unaudited)	2006	2005	2004 G	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 45.45	$ 42.68	$ 40.67	$ 29.87	$ 39.26	$ 44.04
Income from Investment Operations
Net investment income (loss) D	.42	.77	.77 E	.55	.51	.50
Net realized and unrealized gain (loss)	.83	2.75	1.98	10.79	(9.39)	(4.76)
Total from investment operations	1.25	3.52	2.75	11.34	(8.88)	(4.26)
Distributions from net investment income	(.40)	(.75)	(.74)	(.54)	(.51)	(.49)
Distributions from net realized gain	-	-	-	-	-	(.03)
Total distributions	(.40)	(.75)	(.74)	(.54)	(.51)	(.52)
Net asset value, end of period	$ 46.30	$ 45.45	$ 42.68	$ 40.67	$ 29.87	$ 39.26
Total Return B, C	2.77%	8.36%	6.85%	38.29%	(22.79)%	(9.69)%
Ratios to Average Net Assets F
Expenses before reductions	.10% A	.10%	.40%	.40%	.39%	.40%
Expenses net of fee waivers, if any	.10% A	.10%	.14%	.19%	.19%	.19%
Expenses net of all reductions	.09% A	.09%	.14%	.19%	.19%	.18%
Net investment income (loss)	1.85% A	1.79%	1.91% E	1.55%	1.51%	1.23%
Supplemental Data
Net assets, end of period (in millions)	$ 20,489	$ 20,619	$ 21,133	$ 18,562	$ 12,349	$ 15,963
Portfolio turnover rate	7% A	6%	5%	5%	6%	4%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.61%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Advantage Class

	Six months ended August 31, 2006	Year ended February 28,
	(Unaudited)	2006 E
Selected Per-Share Data
Net asset value, beginning of period	$ 45.45	$ 42.01
Income from Investment Operations
Net investment income (loss) D	.43	.33
Net realized and unrealized gain (loss)	.83	3.33
Total from investment operations	1.26	3.66
Distributions from net investment income	(.41)	(.22)
Net asset value, end of period	$ 46.30	$ 45.45
Total Return B, C	2.79%	8.73%
Ratios to Average Net Assets F
Expenses before reductions	.07% A	.07% A
Expenses net of fee waivers, if any	.07% A	.07% A
Expenses net of all reductions	.06% A	.07% A
Net investment income (loss)	1.88% A	1.96% A
Supplemental Data
Net assets, end of period (in millions)	$ 4,132	$ 3,425
Portfolio turnover rate	7% A	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan U.S. Equity Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Investor Class and Fidelity Advantage Class (Advantage Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, redemptions in kind, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 8,585,844
Unrealized depreciation	(2,011,258)
Net unrealized appreciation (depreciation)	$ 6,574,586
Cost for federal income tax purposes	$ 18,896,585

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions aggregated $845,697 and $764,786, respectively.

Securities received and delivered on an in-kind basis aggregated $180,981 and $130,513, respectively. Realized gain (loss) of $65,405 on securities delivered on an in-kind basis is

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3. Purchases and Sales of Investments - continued

included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, under the expense contract, FMR pays class-level expenses of Investor Class and Advantage Class so that total expenses do not exceed .10% and .07% of the class's average net assets, respectively, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives asset-based fees of .06% and .03% of average net assets for the Investor Class and Advantage Class, respectively. Under the expense contract, the Investor Class pays transfer agent fees at an annual rate of .03%, and the Advantage Class pays no transfer agent fees. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate FMR.

The Money Market Central Funds do not pay a management fee.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,065	5.04%	$ 3

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $33 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $772.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $41 and reduced Investor Class' and Advantage Class' transfer agent fee by $972 and $107, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

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8. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2006	Year ended February 28, 2006 A
From net investment income
Investor Class	$ 180,535	$ 369,956
Advantage Class	31,924	14,787
Total	$ 212,459	$ 384,743

A Distributions for Advantage Class are for the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2006	Year ended February 28, 2006 A	Six months ended August 31, 2006	Year ended February 28, 2006 A
Investor Class
Shares sold	48,017	141,141	$ 2,188,835	$ 6,118,456
Initial conversions to Advantage Class	-	(63,775)	-	(2,692,968)
Reinvestment of distributions	3,950	8,539	179,038	365,898
Shares redeemed	(63,044)	(127,344)	(2,868,574)	(5,559,036)
Net increase (decrease)	(11,077)	(41,439)	$ (500,701)	$ (1,767,650)
Advantage Class
Shares sold	24,327	17,452	$ 1,105,629	$ 780,271
Initial conversions from Investor Class	-	63,775	-	2,692,968
Reinvestment of distributions	681	316	30,859	14,187
Shares redeemed	(11,097)	(6,201)	(502,098)	(278,196)
Net increase (decrease)	13,911	75,342	$ 634,390	$ 3,209,230

A Share transactions for Advantage Class are for the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan U.S. Equity Index Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Investor Class, as well as the fund's relative investment performance for Investor Class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the cumulative total returns of Investor Class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (Fidelity Advantage Class of the fund had less than one year of performance as of December 31, 2005.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of Investor Class.

Semiannual Report

Spartan U.S. Equity Index Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Investor Class of the fund was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown, but considered that, unlike the benchmark, the fund has fees and transaction costs.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 5% means that 95% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan U.S. Equity Index Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective October 1, 2005) that lowered the fund's management fee from 10 basis points to 7 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower fee were in effect for the entire year.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the contractual arrangements described below. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that it had approved contractual arrangements for the fund (effective October 1, 2005) that (i) oblige FMR to pay all class-level expenses of Investor Class of the fund and limit the total expenses of Investor Class to 10 basis points, and (ii) oblige FMR to pay all class-level expenses of Fidelity Advantage Class of the fund and limit the total expenses of Fidelity Advantage Class to 7 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class.

The Board noted that the total expenses of each class ranked below its competitive median for 2005. The Board considered that each class's total expenses reflect the contractual arrangements for 2005, as if the contractual arrangements were in effect for the entire year.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

UEI-USAN-1006
1.790946.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 20, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 20, 2006